UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-58431

Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—December 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Balanced Index Fund Investor Shares - VBINX

Vanguard Balanced Index Fund Admiral™ Shares - VBIAX

Vanguard Balanced Index Fund Institutional Shares - VBAIX

Vanguard Balanced Index Fund
Investor Shares (VBINX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.18%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its composite benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Technology companies accounted for more than half of the return of the CRSP US Total Market Index, the benchmark for the Fund’s stock sleeve. Each of the benchmark’s 11 industry sectors posted gains, with seven in double digits.
  The Treasury yield curve steepened from its relatively flat position at the start of the year. Except at the longest maturities, yields fell across the spectrum, boosting prices and total returns. The Bloomberg U.S. Aggregate Float Adjusted Index, the Fund’s bond benchmark, performed solidly.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	13.46%	7.64%	9.38%
Balanced Composite Index	13.57%	7.89%	9.69%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
CRSP US Total Market Index	17.15%	13.08%	14.25%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$61,231
Number of Portfolio Holdings	15,991
Portfolio Turnover Rate	31%
Total Investment Advisory Fees (in thousands)	$1,112
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	61.1%
Corporate Bonds	9.7%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.2%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	26.4%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR2

Vanguard Balanced Index Fund
Admiral™ Shares (VBIAX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its composite benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Technology companies accounted for more than half of the return of the CRSP US Total Market Index, the benchmark for the Fund’s stock sleeve. Each of the benchmark’s 11 industry sectors posted gains, with seven in double digits.
  The Treasury yield curve steepened from its relatively flat position at the start of the year. Except at the longest maturities, yields fell across the spectrum, boosting prices and total returns. The Bloomberg U.S. Aggregate Float Adjusted Index, the Fund’s bond benchmark, performed solidly.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	13.58%	7.75%	9.50%
Balanced Composite Index	13.57%	7.89%	9.69%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
CRSP US Total Market Index	17.15%	13.08%	14.25%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$61,231
Number of Portfolio Holdings	15,991
Portfolio Turnover Rate	31%
Total Investment Advisory Fees (in thousands)	$1,112
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	61.1%
Corporate Bonds	9.7%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.2%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	26.4%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR502

Vanguard Balanced Index Fund
Institutional Shares (VBAIX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its composite benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Technology companies accounted for more than half of the return of the CRSP US Total Market Index, the benchmark for the Fund’s stock sleeve. Each of the benchmark’s 11 industry sectors posted gains, with seven in double digits.
  The Treasury yield curve steepened from its relatively flat position at the start of the year. Except at the longest maturities, yields fell across the spectrum, boosting prices and total returns. The Bloomberg U.S. Aggregate Float Adjusted Index, the Fund’s bond benchmark, performed solidly.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	13.59%	7.76%	9.51%
Balanced Composite Index	13.57%	7.89%	9.69%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
CRSP US Total Market Index	17.15%	13.08%	14.25%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$61,231
Number of Portfolio Holdings	15,991
Portfolio Turnover Rate	31%
Total Investment Advisory Fees (in thousands)	$1,112
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	61.1%
Corporate Bonds	9.7%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.2%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	26.4%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR869

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
(a) Audit Fees.	$79,000	$79,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$79,000	$79,000

(e)       (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,947,067	$3,802,420
Tax Fees.	$1,575,446	$2,062,604
All Other Fees.	$25,000	$6,158,024
Total.	$5,547,513	$6,158,024

(h)           For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2025
Vanguard Balanced Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	191
Tax information	192

Balanced Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (61.1%)
Basic Materials (0.9%)
	Linde plc	267,261	113,957
	Newmont Corp.	622,883	62,195
	Freeport-McMoRan Inc.	818,469	41,570
	Ecolab Inc.	145,675	38,243
	Air Products and Chemicals Inc.	126,689	31,295
	Fastenal Co.	655,612	26,310
	Nucor Corp.	123,876	20,205
	Steel Dynamics Inc.	79,685	13,503
	International Paper Co.	303,560	11,957
	Royal Gold Inc.	48,469	10,774
	Albemarle Corp.	67,522	9,550
	International Flavors & Fragrances Inc.	139,883	9,427
	Reliance Inc.	30,114	8,699
	Carpenter Technology Corp.	27,251	8,580
*	RBC Bearings Inc.	18,199	8,161
	Avery Dennison Corp.	44,438	8,082
	Alcoa Corp.	148,967	7,916
	Mueller Industries Inc.	63,764	7,320
	Hecla Mining Co.	365,823	7,020
	CF Industries Holdings Inc.	89,649	6,933
	LyondellBasell Industries NV Class A	147,985	6,408
*	Coeur Mining Inc.	332,115	5,922
*	MP Materials Corp.	91,673	4,631
*	Solstice Advanced Materials Inc.	91,255	4,433
	Commercial Metals Co.	63,660	4,406
	Mosaic Co.	181,606	4,375
*	Cleveland-Cliffs Inc.	327,411	4,348
	Eastman Chemical Co.	65,522	4,182
	Hexcel Corp.	45,906	3,392
	Element Solutions Inc.	132,204	3,304
*	Uranium Energy Corp.	277,840	3,245
	NewMarket Corp.	4,590	3,154
	UFP Industries Inc.	33,582	3,058
	Timken Co.	35,937	3,023
	Balchem Corp.	18,487	2,835
	Celanese Corp.	63,050	2,666
	Sensient Technologies Corp.	24,434	2,296
*	Perimeter Solutions Inc.	80,786	2,224
	Cabot Corp.	30,430	2,017
*	Energy Fuels Inc.	129,968	1,890
	Westlake Corp.	22,136	1,637
	Avient Corp.	52,405	1,637
	Ashland Inc.	26,396	1,549
	Hawkins Inc.	10,808	1,535
	Scotts Miracle-Gro Co.	25,447	1,485
	Materion Corp.	11,289	1,403
	Olin Corp.	65,641	1,367
*	Century Aluminum Co.	32,123	1,259
*	Ingevity Corp.	20,563	1,217
	Innospec Inc.	14,308	1,095
	Minerals Technologies Inc.	17,953	1,094
	Quaker Chemical Corp.	7,930	1,089
	Chemours Co.	86,985	1,026
	FMC Corp.	73,671	1,022
	Kaiser Aluminum Corp.	8,785	1,009
*	Ivanhoe Electric Inc.	62,328	996
	Huntsman Corp.	94,966	950
	Sylvamo Corp.	19,237	926
*	USA Rare Earth Inc.	64,012	762
	Worthington Steel Inc.	21,509	745

Balanced Index Fund
		Shares	Market Value• ($000)
*	Hycroft Mining Holding Corp. Class A	28,262	672
*	Ecovyst Inc.	64,335	626
*	i-80 Gold Corp.	420,556	614
	Stepan Co.	12,702	602
*	Compass Minerals International Inc.	23,142	454
	Ryerson Holding Corp.	16,074	404
	Mativ Holdings Inc.	33,031	401
*	United States Antimony Corp.	69,732	350
*	Metallus Inc.	20,124	345
*	NWPX Infrastructure Inc.	5,459	341
*	Idaho Strategic Resources Inc.	8,104	327
*	Magnera Corp.	21,501	325
*	ASP Isotopes Inc.	58,813	315
	Tronox Holdings plc	72,864	304
*	Ur-Energy Inc.	215,196	299
*	Dakota Gold Corp.	50,500	287
	Koppers Holdings Inc.	10,519	285
	Olympic Steel Inc.	6,373	273
	AdvanSix Inc.	14,040	243
*	LSB Industries Inc.	27,907	237
*	American Battery Technology Co.	70,961	237
*	Intrepid Potash Inc.	7,428	206
*	Rayonier Advanced Materials Inc.	33,583	198
*	GrafTech International Ltd.	11,486	178
*	US Gold Corp.	7,893	153
*	Contango ORE Inc.	5,641	149
*	Clearwater Paper Corp.	8,076	140
*	Perma-Pipe International Holdings Inc.	4,541	138
*	Tredegar Corp.	18,346	132
*	Alto Ingredients Inc.	40,324	116
	Friedman Industries Inc.	5,097	104
*	Comstock Inc.	24,123	91
*	Ampco-Pittsburgh Corp.	14,451	77
*	Gold Resource Corp.	91,241	76
*	American Vanguard Corp.	19,365	74
	Omega Flex Inc.	2,123	62
*	NN Inc.	42,017	54
*	Paramount Gold Nevada Corp.	42,735	54
	Flexible Solutions International Inc.	7,700	52
*	Westwater Resources Inc.	64,755	49
	Northern Technologies International Corp.	5,764	45
*	Solitario Resources Corp.	61,319	43
*	CPS Technologies Corp.	13,812	43
*	Unifi Inc.	12,029	42
*	Culp Inc.	7,359	26
*	LanzaTech Global Inc.	968	13
*,1	American Infrastructure Corp.	4,696	—
*,1	ReElement Technologies Corp.	8,767	—
			557,565
Consumer Discretionary (8.5%)
*	Amazon.com Inc.	5,501,710	1,269,905
*	Tesla Inc.	1,616,369	726,913
	Walmart Inc.	2,508,712	279,496
*	Netflix Inc.	2,422,782	227,160
	Costco Wholesale Corp.	253,617	218,704
	Home Depot Inc.	569,530	195,975
	McDonald's Corp.	407,716	124,610
	Walt Disney Co.	1,021,835	116,254
	Booking Holdings Inc.	18,433	98,715
	TJX Cos. Inc.	637,319	97,899
*	Uber Technologies Inc.	1,187,503	97,031
	Lowe's Cos. Inc.	320,580	77,311
	Starbucks Corp.	649,680	54,710
*	O'Reilly Automotive Inc.	482,327	43,993
	General Motors Co.	533,429	43,378
	NIKE Inc. Class B	679,278	43,277
	Royal Caribbean Cruises Ltd.	140,153	39,091
*	Warner Bros Discovery Inc.	1,344,432	38,747
	Hilton Worldwide Holdings Inc.	132,920	38,181

Balanced Index Fund
		Shares	Market Value• ($000)
	Marriott International Inc. Class A	122,711	38,070
	Ross Stores Inc.	185,592	33,433
*	Carvana Co.	76,682	32,361
*	AutoZone Inc.	9,484	32,165
*	Airbnb Inc. Class A	218,406	29,642
	Ford Motor Co.	2,232,928	29,296
	Electronic Arts Inc.	143,094	29,238
*	ROBLOX Corp. Class A	354,487	28,724
*	Chipotle Mexican Grill Inc.	754,260	27,908
	Delta Air Lines Inc.	371,303	25,768
*	Take-Two Interactive Software Inc.	100,016	25,607
	Target Corp.	257,169	25,138
	Yum! Brands Inc.	158,695	24,007
	eBay Inc.	257,413	22,421
	DR Horton Inc.	149,018	21,463
*	United Airlines Holdings Inc.	186,152	20,816
*	Copart Inc.	496,788	19,449
*	Flutter Entertainment plc	89,538	19,254
	Garmin Ltd.	93,163	18,898
	Expedia Group Inc.	66,696	18,896
*	Carnival Corp.	598,336	18,273
	Dollar General Corp.	125,043	16,602
*	Ulta Beauty Inc.	25,496	15,425
	Tractor Supply Co.	300,227	15,014
	Tapestry Inc.	116,421	14,875
	Omnicom Group Inc.	179,824	14,521
*	Dollar Tree Inc.	110,133	13,547
*	Live Nation Entertainment Inc.	93,491	13,322
	PulteGroup Inc.	110,283	12,932
	Estee Lauder Cos. Inc. Class A	121,569	12,731
*	Lululemon Athletica Inc.	61,231	12,724
	Lennar Corp. Class A	120,116	12,348
	Southwest Airlines Co.	297,431	12,293
	Darden Restaurants Inc.	66,774	12,288
	Williams-Sonoma Inc.	67,590	12,071
*	Liberty Media Corp.-Liberty Formula One Class C	118,523	11,676
	Las Vegas Sands Corp.	174,948	11,387
*	NVR Inc.	1,532	11,173
	Rollins Inc.	181,140	10,872
	RB Global Inc.	105,210	10,823
*	Burlington Stores Inc.	36,180	10,451
*	Rivian Automotive Inc. Class A	527,313	10,393
	Somnigroup International Inc.	114,667	10,237
*	DraftKings Inc. Class A	286,255	9,864
*	Trade Desk Inc. Class A	253,000	9,604
	Genuine Parts Co.	77,517	9,531
*	Aptiv plc	121,210	9,223
*	Deckers Outdoor Corp.	83,825	8,690
	Fox Corp. Class A	108,383	7,920
	Best Buy Co. Inc.	114,709	7,677
	TKO Group Holdings Inc. Class A	36,332	7,593
	Ralph Lauren Corp.	21,180	7,489
	Toll Brothers Inc.	55,281	7,475
	Domino's Pizza Inc.	17,446	7,272
	Dick's Sporting Goods Inc.	36,100	7,147
*	BJ's Wholesale Club Holdings Inc.	75,306	6,780
	Hasbro Inc.	77,622	6,365
	Texas Roadhouse Inc. Class A	38,040	6,315
	New York Times Co. Class A	88,387	6,136
*	Five Below Inc.	31,800	5,990
	Service Corp. International	76,537	5,968
*	Wayfair Inc. Class A	58,369	5,861
*	Norwegian Cruise Line Holdings Ltd.	262,120	5,851
*	American Airlines Group Inc.	380,052	5,826
	Aramark	151,549	5,586
	BorgWarner Inc.	122,864	5,536
	Wynn Resorts Ltd.	44,847	5,396
	News Corp. Class A	200,132	5,227
*	Planet Fitness Inc. Class A	47,739	5,178
	Fox Corp. Class B	78,374	5,089

Balanced Index Fund
		Shares	Market Value• ($000)
*	GameStop Corp. Class A	231,579	4,650
	Lithia Motors Inc. Class A	13,936	4,631
	LKQ Corp.	147,084	4,442
	Pool Corp.	19,285	4,411
*	Dutch Bros Inc. Class A	69,405	4,249
*	Lyft Inc. Class A	218,099	4,225
*	AutoNation Inc.	19,859	4,100
	VF Corp.	225,830	4,083
*	Chewy Inc. Class A	122,913	4,062
*	MGM Resorts International	110,209	4,022
	Murphy USA Inc.	9,706	3,917
	Churchill Downs Inc.	34,112	3,881
*	Ollie's Bargain Outlet Holdings Inc.	35,280	3,867
*	Duolingo Inc. Class A	21,857	3,836
	Wingstop Inc.	15,981	3,811
*	Floor & Decor Holdings Inc. Class A	62,005	3,775
*	Brinker International Inc.	25,548	3,667
	Hyatt Hotels Corp. Class A	22,866	3,666
	Gap Inc.	138,935	3,557
*	Mattel Inc.	178,722	3,546
	Lear Corp.	29,798	3,415
*	Abercrombie & Fitch Co. Class A	27,062	3,406
*	Alaska Air Group Inc.	66,801	3,360
	Nexstar Media Group Inc. Class A	16,523	3,355
*	Cava Group Inc.	56,732	3,330
*	Bright Horizons Family Solutions Inc.	32,540	3,300
	Wyndham Hotels & Resorts Inc.	43,507	3,287
*	CarMax Inc.	84,412	3,262
	Macy's Inc.	146,667	3,234
*	SiteOne Landscape Supply Inc.	25,640	3,194
	H&R Block Inc.	72,692	3,168
*	Taylor Morrison Home Corp. Class A	53,401	3,144
*	Boot Barn Holdings Inc.	17,526	3,093
*	Etsy Inc.	53,800	2,983
	Thor Industries Inc.	28,769	2,954
	Gentex Corp.	125,834	2,928
	Group 1 Automotive Inc.	7,259	2,855
	Vail Resorts Inc.	20,684	2,747
*	Urban Outfitters Inc.	36,096	2,717
*	QuantumScape Corp. Class A	258,675	2,695
*	Grand Canyon Education Inc.	16,085	2,675
	Boyd Gaming Corp.	31,370	2,674
*	Cavco Industries Inc.	4,491	2,653
*	Madison Square Garden Sports Corp.	10,093	2,611
*	Caesars Entertainment Inc.	111,590	2,610
*	Asbury Automotive Group Inc.	11,172	2,598
*	Champion Homes Inc.	30,537	2,580
	Meritage Homes Corp.	38,500	2,533
*	Victoria's Secret & Co.	46,282	2,507
	Warner Music Group Corp. Class A	81,016	2,485
	Travel + Leisure Co.	35,199	2,483
*	elf Beauty Inc.	32,608	2,480
	Paramount Skydance Corp. Class B	184,963	2,479
	Atmus Filtration Technologies Inc.	47,113	2,446
*	Crocs Inc.	28,390	2,428
*	Laureate Education Inc.	72,027	2,425
*	Liberty Live Holdings Inc. Class C	29,017	2,413
*	Frontdoor Inc.	41,489	2,394
	U-Haul Holding Co. (XNYS)	50,996	2,384
	Bath & Body Works Inc.	117,707	2,364
[2]	Whirlpool Corp.	32,583	2,351
*	SkyWest Inc.	23,125	2,322
	American Eagle Outfitters Inc.	87,605	2,310
	News Corp. Class B	76,478	2,266
*	Liberty Media Corp.-Liberty Formula One Class A	24,848	2,221
	Rush Enterprises Inc. Class A	39,710	2,142
	Sirius XM Holdings Inc.	106,460	2,129
*	Valvoline Inc.	72,813	2,116
	Graham Holdings Co. Class B	1,854	2,037
*	Adtalem Global Education Inc.	19,647	2,033

Balanced Index Fund
		Shares	Market Value• ($000)
*	Life Time Group Holdings Inc.	76,003	2,020
*	YETI Holdings Inc.	44,777	1,978
*	Dorman Products Inc.	15,942	1,964
	Kontoor Brands Inc.	32,010	1,955
	Polaris Inc.	30,728	1,944
	Academy Sports & Outdoors Inc.	38,198	1,908
	PVH Corp.	27,733	1,859
	PriceSmart Inc.	15,152	1,859
	Signet Jewelers Ltd.	22,359	1,853
*	M/I Homes Inc.	14,315	1,832
*	OPENLANE Inc.	61,197	1,822
	TEGNA Inc.	92,903	1,803
	KB Home	31,704	1,788
*	Shake Shack Inc. Class A	21,910	1,778
	Steven Madden Ltd.	41,748	1,738
*	Hilton Grand Vacations Inc.	36,987	1,655
*	Capri Holdings Ltd.	66,019	1,611
	LCI Industries	13,205	1,602
	Dana Inc.	67,156	1,596
*	Stride Inc.	24,259	1,575
*	RH	8,704	1,559
	HNI Corp.	36,846	1,549
	Penske Automotive Group Inc.	9,614	1,522
	Red Rock Resorts Inc. Class A	24,179	1,498
	Visteon Corp.	15,558	1,480
*	Sphere Entertainment Co.	15,564	1,480
*	Tri Pointe Homes Inc.	46,726	1,470
*	Peloton Interactive Inc. Class A	231,466	1,426
	Harley-Davidson Inc.	68,198	1,397
[2]	Choice Hotels International Inc.	14,649	1,395
	Cinemark Holdings Inc.	59,714	1,388
	Advance Auto Parts Inc.	34,521	1,357
*	Goodyear Tire & Rubber Co.	154,591	1,354
	Cheesecake Factory Inc.	26,252	1,325
	Phinia Inc.	20,718	1,299
	Kohl's Corp.	61,014	1,245
	Levi Strauss & Co. Class A	59,355	1,231
*	Lionsgate Studios Corp.	133,778	1,221
	Acushnet Holdings Corp.	15,229	1,216
*,2	Avis Budget Group Inc.	9,205	1,181
*	Madison Square Garden Entertainment Corp. Class A	21,871	1,179
*	National Vision Holdings Inc.	45,301	1,170
*	Sonos Inc.	65,742	1,154
*	Atlanta Braves Holdings Inc. Class C	29,041	1,146
*	Penn Entertainment Inc.	77,057	1,137
*	Green Brick Partners Inc.	17,470	1,095
	Marriott Vacations Worldwide Corp.	18,202	1,050
	Perdoceo Education Corp.	35,508	1,041
*	Rush Street Interactive Inc.	53,552	1,041
	Dillard's Inc. Class A	1,673	1,014
*	Knowles Corp.	46,711	1,001
*	TripAdvisor Inc.	67,398	981
	Strategic Education Inc.	11,934	957
*	RealReal Inc.	60,431	954
*	Topgolf Callaway Brands Corp.	79,499	928
*	Liberty Live Holdings Inc. Class A	11,380	927
	Buckle Inc.	17,298	924
	Century Communities Inc.	15,249	905
	Newell Brands Inc.	240,002	893
	Interparfums Inc.	10,432	885
	Worthington Enterprises Inc.	17,076	881
	La-Z-Boy Inc.	23,584	879
	Interface Inc. Class A	31,102	868
	Wolverine World Wide Inc.	45,920	833
	Leggett & Platt Inc.	75,268	828
*	Central Garden & Pet Co. Class A	28,348	827
*	Arlo Technologies Inc.	58,072	812
*	Six Flags Entertainment Corp.	52,141	800
*	Sally Beauty Holdings Inc.	56,006	799
*,2	Lucid Group Inc. Class A	74,223	785

Balanced Index Fund
		Shares	Market Value• ($000)
*	JetBlue Airways Corp.	170,492	776
*	ACV Auctions Inc. Class A	94,375	757
	Columbia Sportswear Co.	13,661	753
*	Allegiant Travel Co.	8,735	745
	Winmark Corp.	1,813	734
	Wendy's Co.	87,913	732
*	Universal Technical Institute Inc.	27,266	712
	Monarch Casino & Resort Inc.	7,385	707
*	Revolve Group Inc. Class A	23,377	706
	Papa John's International Inc.	18,329	705
	MillerKnoll Inc.	38,479	703
*	Global Business Travel Group I	90,938	696
	John Wiley & Sons Inc. Class A	22,466	688
*	XPEL Inc.	13,096	654
	PROG Holdings Inc.	22,176	654
	Carter's Inc.	19,468	631
*	Gentherm Inc.	17,099	622
	Winnebago Industries Inc.	15,205	616
*	Coty Inc. Class A	197,805	609
*	Coursera Inc.	81,518	600
	G-III Apparel Group Ltd.	19,894	576
*	United Parks & Resorts Inc.	15,770	572
*	Under Armour Inc. Class A	113,850	566
*	Figs Inc. Class A	49,114	558
	Sonic Automotive Inc. Class A	8,531	528
	Upbound Group Inc.	29,612	520
*	First Watch Restaurant Group Inc.	33,663	508
*	Driven Brands Holdings Inc.	33,841	502
*	LGI Homes Inc.	11,625	499
*,2	Red Cat Holdings Inc.	60,202	477
*	BJ's Restaurants Inc.	11,609	457
*	QuinStreet Inc.	31,413	451
*	AMC Entertainment Holdings Inc. Class A	285,416	445
*	Fox Factory Holding Corp.	25,532	437
	Build-A-Bear Workshop Inc.	7,113	436
	Matthews International Corp. Class A	16,614	434
*	American Axle & Manufacturing Holdings Inc.	67,383	432
	Standard Motor Products Inc.	11,610	428
*	Eastman Kodak Co.	49,952	423
*	Pursuit Attractions & Hospitality Inc.	12,558	423
*	Sun Country Airlines Holdings Inc.	28,715	413
*	USA TODAY Co. Inc.	77,584	400
*	Daily Journal Corp.	818	399
*	Cars.com Inc.	32,633	398
*	Accel Entertainment Inc. Class A	34,084	389
*,2	Hertz Global Holdings Inc.	75,524	388
*	Sweetgreen Inc. Class A	57,147	386
	Guess? Inc.	22,572	378
*	Lincoln Educational Services Corp.	15,484	374
*	ThredUp Inc. Class A	57,808	369
	Carriage Services Inc. Class A	8,479	359
*	American Public Education Inc.	9,471	358
	Camping World Holdings Inc. Class A	36,496	355
*	Clear Channel Outdoor Holdings Inc.	157,211	347
*	Beazer Homes USA Inc.	16,992	344
	Sinclair Inc.	22,500	344
[2]	Cracker Barrel Old Country Store Inc.	13,326	338
	Ethan Allen Interiors Inc.	14,752	337
*	Liquidity Services Inc.	10,996	333
	Monro Inc.	16,572	332
*	Mister Car Wash Inc.	59,245	329
*	Cooper-Standard Holdings Inc.	10,000	328
*	Stitch Fix Inc. Class A	59,923	315
	Gold.com Inc.	9,222	314
*	Udemy Inc.	53,522	313
	Scholastic Corp.	10,485	311
*	Arhaus Inc. Class A	27,735	311
*	Under Armour Inc. Class C	63,996	307
*	Sabre Corp.	224,300	305
*	Lindblad Expeditions Holdings Inc.	21,076	304

Balanced Index Fund
		Shares	Market Value• ($000)
*	Helen of Troy Ltd.	13,918	296
*	MarineMax Inc.	12,144	294
	Golden Entertainment Inc.	10,755	292
	Sturm Ruger & Co. Inc.	8,836	289
*	Malibu Boats Inc. Class A	10,044	283
*	McGraw Hill Inc.	17,050	281
*	Dream Finders Homes Inc. Class A	16,072	275
*	iHeartMedia Inc. Class A	63,404	264
*	Dave & Buster's Entertainment Inc.	16,169	262
*,2	Unusual Machines Inc.	20,143	257
	Oxford Industries Inc.	7,369	252
	Dine Brands Global Inc.	7,552	243
	Bloomin' Brands Inc.	39,002	241
*	Frontier Group Holdings Inc.	50,439	238
*	Stagwell Inc. Class A	47,187	231
*	Hovnanian Enterprises Inc. Class A	2,344	229
*,2	U-Haul Holding Co.	4,469	225
	Gray Media Inc.	46,283	224
*	Savers Value Village Inc.	23,845	223
	Global Industrial Co.	7,547	221
*	Bed Bath & Beyond Inc.	39,742	217
	Smith & Wesson Brands Inc.	22,002	217
*	SES AI Corp. Class A	116,427	210
	Caleres Inc.	16,744	204
*	Latham Group Inc.	31,422	200
	Marcus Corp.	12,657	196
*	Black Rock Coffee Bar Inc. Class A	8,531	190
*	Clean Energy Fuels Corp.	88,725	186
*	Holley Inc.	45,134	186
	Haverty Furniture Cos. Inc.	7,887	184
*	Zumiez Inc.	6,920	180
	Shoe Carnival Inc.	10,530	178
*	Denny's Corp.	28,512	177
*	EW Scripps Co. Class A	44,261	177
	Jack in the Box Inc.	9,206	174
*	Corsair Gaming Inc.	29,267	174
*	Boston Omaha Corp. Class A	13,873	172
*	Strattec Security Corp.	2,222	169
	Movado Group Inc.	8,167	168
	Designer Brands Inc. Class A	21,859	162
*	Kura Sushi USA Inc. Class A	3,099	162
*	MasterCraft Boat Holdings Inc.	8,423	159
*	Portillo's Inc. Class A	35,077	159
	Arko Corp.	34,878	158
	Krispy Kreme Inc.	39,009	157
*	Thryv Holdings Inc.	25,658	155
*	AMC Networks Inc. Class A	15,881	151
	Nathan's Famous Inc.	1,509	141
*	Venu Holding Corp.	16,757	141
*,2	Atlanta Braves Holdings Inc. Class A	3,254	138
*,2	Vuzix Corp.	36,118	137
*	Biglari Holdings Inc. Class B	395	131
*	Bally's Corp.	7,797	129
	National CineMedia Inc.	32,552	127
*	El Pollo Loco Holdings Inc.	11,934	125
	Johnson Outdoors Inc. Class A	2,929	124
*	Central Garden & Pet Co.	3,821	123
*	Lovesac Co.	8,246	122
*	Xponential Fitness Inc. Class A	14,880	122
	Rocky Brands Inc.	3,987	117
*,2	Sleep Number Corp.	13,537	115
	Cricut Inc. Class A	23,296	115
	Entravision Communications Corp. Class A	38,303	112
*	Genesco Inc.	4,528	112
*	Citi Trends Inc.	2,647	110
*	America's Car-Mart Inc.	4,309	109
*	Turtle Beach Corp.	7,698	108
*	Fossil Group Inc.	28,568	107
*	Motorcar Parts of America Inc.	8,675	107
	RCI Hospitality Holdings Inc.	4,425	106

Balanced Index Fund
		Shares	Market Value• ($000)
*	Stoneridge Inc.	18,241	106
*	Barnes & Noble Education Inc.	11,411	105
*	Outdoor Holding Co.	60,739	104
	Weyco Group Inc.	3,363	103
*	Lands' End Inc.	7,022	102
*	Petco Health & Wellness Co. Inc. Class A	36,284	102
	Starz Entertainment Corp.	8,186	96
*	Faraday Future Intelligent Electric Inc. Class A	89,532	91
*	MNTN Inc. Class A	7,413	89
	JAKKS Pacific Inc.	4,967	84
	Hooker Furnishings Corp.	7,254	82
*	GoPro Inc. Class A	57,744	81
*	Legacy Housing Corp.	3,989	78
	CuriosityStream Inc.	20,600	78
	Superior Group of Cos. Inc.	8,001	77
*,2	Digital Brands Group Inc.	6,010	76
[2]	Lucky Strike Entertainment Corp.	8,497	72
	Clarus Corp.	21,337	71
*	OneWater Marine Inc. Class A	6,600	71
*	Rent the Runway Inc. Class A	8,881	70
	Flexsteel Industries Inc.	1,625	64
*	KinderCare Learning Cos. Inc.	14,652	63
*	Kewaunee Scientific Corp.	1,646	62
*	Smith Douglas Homes Corp. Class A	3,688	62
*	Legacy Education Inc.	5,834	59
	Escalade Inc.	4,321	58
*	Chegg Inc.	61,656	57
	Marine Products Corp.	6,508	57
*	QVC Group Inc.	5,332	56
*	1-800-Flowers.com Inc. Class A	13,915	55
	J. Jill Inc.	4,000	55
*	Traeger Inc.	51,360	55
*	Funko Inc. Class A	15,668	53
	Virco Manufacturing Corp.	8,208	52
*	Cato Corp. Class A	16,234	50
*	Red Robin Gourmet Burgers Inc.	12,376	50
*	RideNow Group Inc. Class B	9,089	50
*	American Outdoor Brands Inc.	6,497	50
*	NextNRG Inc.	34,753	50
*	Regis Corp.	1,752	49
	Bassett Furniture Industries Inc.	2,867	48
	Townsquare Media Inc. Class A	9,269	48
*	Envela Corp.	3,610	48
*	Surf Air Mobility Inc.	24,665	48
	Lifetime Brands Inc.	11,905	47
*	BARK Inc.	78,773	47
*	Kartoon Studios Inc.	64,516	46
*	Gaia Inc. Class A	12,397	45
*	Blink Charging Co.	65,568	44
*	IZEA Worldwide Inc.	9,980	44
*	Cineverse Corp. Class A	20,921	44
*	Wheels Up Experience Inc. Class A	63,915	42
[2]	Lakeland Industries Inc.	4,633	41
*	Nerdy Inc.	37,313	39
*	Grabagun Digital Holdings Inc.	12,479	38
*	Sportsman's Warehouse Holdings Inc.	25,100	37
*	Travelzoo	5,176	37
	Hamilton Beach Brands Holding Co. Class A	2,159	36
*	GameSquare Holdings Inc.	91,659	35
*	LiveOne Inc.	7,322	35
*	Destination XL Group Inc.	34,900	32
*	Purple Innovation Inc. Class A	44,393	31
*	Playstudios Inc.	47,646	31
*	Cardlytics Inc.	23,301	27
*	Children's Place Inc.	6,693	27
*	ONE Group Hospitality Inc.	15,411	27
*	Marchex Inc. Class B	15,105	25
*	Castellum Inc.	24,465	22
*	Century Casinos Inc.	15,363	20
*	Noodles & Co. Class A	27,098	19

Balanced Index Fund
		Shares	Market Value• ($000)
*,2	Allbirds Inc. Class A	4,333	18
*	Phoenix Education Partners Inc.	281	9
*	Teads Holding Co.	10,872	8
*	Republic Airways Holdings Inc.	150	3
*,1	Luby's Inc.	6,211	2
*,1,2	SRAX Inc.	7,476	1
*,1	Marriott International Lodging Ltd.	62,955	—
			5,194,538
Consumer Staples (2.1%)
	Procter & Gamble Co.	1,338,613	191,837
	Philip Morris International Inc.	889,430	142,665
	Coca-Cola Co.	1,971,966	137,860
	PepsiCo Inc.	782,367	112,285
	McKesson Corp.	70,642	57,947
	CVS Health Corp.	725,082	57,543
	Altria Group Inc.	960,331	55,373
	Mondelez International Inc. Class A	736,473	39,644
	Colgate-Palmolive Co.	461,496	36,467
	Cencora Inc.	105,508	35,635
*	Monster Beverage Corp.	390,957	29,975
	Corteva Inc.	389,362	26,099
	Kroger Co.	339,122	21,188
	Keurig Dr Pepper Inc.	732,252	20,510
	Sysco Corp.	273,015	20,119
	Kimberly-Clark Corp.	189,299	19,098
	Kenvue Inc.	1,091,623	18,831
	Archer-Daniels-Midland Co.	273,619	15,730
	Hershey Co.	84,273	15,336
	General Mills Inc.	303,008	14,090
	Casey's General Stores Inc.	21,379	11,816
	Kraft Heinz Co.	476,100	11,545
	Church & Dwight Co. Inc.	134,350	11,265
	Constellation Brands Inc. Class A	79,248	10,933
	McCormick & Co. Inc. (Non-Voting)	142,007	9,672
	Tyson Foods Inc. Class A	162,627	9,533
*	US Foods Holding Corp.	125,940	9,486
	Bunge Global SA	88,895	7,919
*	Performance Food Group Co.	85,673	7,704
	Clorox Co.	70,167	7,075
	J M Smucker Co.	58,290	5,701
*	Celsius Holdings Inc.	111,163	5,085
	Coca-Cola Consolidated Inc.	32,518	4,985
	Conagra Brands Inc.	274,496	4,752
	Molson Coors Beverage Co. Class B	96,173	4,489
*	Sprouts Farmers Market Inc.	56,045	4,465
	Brown-Forman Corp. Class B	159,029	4,144
	Hormel Foods Corp.	173,827	4,120
	Ingredion Inc.	36,336	4,006
	Albertsons Cos. Inc. Class A	221,029	3,795
	Lamb Weston Holdings Inc.	80,336	3,365
*	Darling Ingredients Inc.	90,942	3,274
	Campbell's Co.	111,192	3,099
*	Post Holdings Inc.	25,493	2,525
	Primo Brands Corp. Class A	138,421	2,263
	Cal-Maine Foods Inc.	23,651	1,882
*	BellRing Brands Inc.	68,983	1,844
	Marzetti Co.	11,076	1,821
*	Freshpet Inc.	28,332	1,726
	WD-40 Co.	7,689	1,514
*	Vita Coco Co. Inc.	27,841	1,476
*	Chefs' Warehouse Inc.	20,972	1,307
	Flowers Foods Inc.	116,046	1,263
	Turning Point Brands Inc.	10,428	1,130
*	United Natural Foods Inc.	33,291	1,121
*	Simply Good Foods Co.	53,016	1,065
	Pilgrim's Pride Corp.	26,850	1,047
	Andersons Inc.	18,884	1,004
*	Boston Beer Co. Inc. Class A	4,456	870
	J & J Snack Foods Corp.	9,115	824

Balanced Index Fund
		Shares	Market Value• ($000)
	Brown-Forman Corp. Class A	31,284	823
	Energizer Holdings Inc.	38,628	768
	Fresh Del Monte Produce Inc.	21,402	763
	Spectrum Brands Holdings Inc.	12,766	754
	Universal Corp.	13,919	734
*	Herbalife Ltd.	55,065	710
	Reynolds Consumer Products Inc.	30,671	703
*	Vital Farms Inc.	20,623	659
	Seaboard Corp.	142	631
*	TreeHouse Foods Inc.	24,792	585
	Ingles Markets Inc. Class A	8,508	583
*	Grocery Outlet Holding Corp.	51,597	521
	Weis Markets Inc.	7,836	502
	Edgewell Personal Care Co.	26,213	447
*	National Beverage Corp.	13,546	432
*	Guardian Pharmacy Services Inc. Class A	13,582	409
	Utz Brands Inc.	39,070	406
	John B Sanfilippo & Son Inc.	5,217	368
	Tootsie Roll Industries Inc.	9,650	354
*	Mama's Creations Inc.	22,834	308
*	Seneca Foods Corp. Class A	2,726	302
	Oil-Dri Corp. of America	6,024	295
	Nu Skin Enterprises Inc. Class A	28,523	274
*	Mission Produce Inc.	22,741	264
	Calavo Growers Inc.	9,390	204
	B&G Foods Inc.	46,582	200
	MGP Ingredients Inc.	8,024	195
*,2	Beyond Meat Inc.	235,353	193
	Village Super Market Inc. Class A	4,926	174
	Natural Grocers by Vitamin Cottage Inc.	6,914	173
	ACCO Brands Corp.	46,002	172
*	Westrock Coffee Co.	36,270	148
*	Nature's Sunshine Products Inc.	6,506	140
*	Honest Co. Inc.	52,806	136
	Alico Inc.	3,568	130
	Limoneira Co.	9,259	117
*	USANA Health Sciences Inc.	5,121	101
*	Lifeway Foods Inc.	4,098	99
*	Playboy Inc.	46,584	88
*	Medifast Inc.	7,584	81
*	GrowGeneration Corp.	40,869	61
*	Olaplex Holdings Inc.	43,575	58
*	Hain Celestial Group Inc.	51,181	55
*	HF Foods Group Inc.	25,551	55
*	PetMed Express Inc.	16,779	54
*	Beauty Health Co.	37,215	52
*	Cibus Inc. Class A	28,736	50
[2]	Lifevantage Corp.	6,557	40
*	FitLife Brands Inc.	2,464	40
*	BRC Inc. Class A	35,161	39
*	Zevia PBC Class A	16,067	37
*	Wellgistics Health Inc.	50,000	20
	United-Guardian Inc.	2,067	13
*	Heritage Distilling Holding Co. Inc.	7,962	12
			1,260,674
Energy (1.8%)
	Exxon Mobil Corp.	2,413,362	290,424
	Chevron Corp.	1,095,340	166,941
	ConocoPhillips	706,646	66,149
	Williams Cos. Inc.	698,305	41,975
	SLB Ltd.	853,172	32,745
	EOG Resources Inc.	310,552	32,611
	Kinder Morgan Inc.	1,081,858	29,740
	Phillips 66	230,278	29,715
	Valero Energy Corp.	174,021	28,329
	Marathon Petroleum Corp.	171,931	27,961
	ONEOK Inc.	359,837	26,448
	Baker Hughes Co.	564,258	25,696
	Cheniere Energy Inc.	122,995	23,909

Balanced Index Fund
		Shares	Market Value• ($000)
	Targa Resources Corp.	122,543	22,609
	EQT Corp.	354,603	19,007
	Occidental Petroleum Corp.	420,535	17,292
	Diamondback Energy Inc.	105,939	15,926
*	First Solar Inc.	58,088	15,174
	Expand Energy Corp.	128,524	14,184
	Devon Energy Corp.	354,968	13,002
	Halliburton Co.	428,615	12,113
	Coterra Energy Inc.	408,382	10,749
	TechnipFMC plc	229,301	10,218
	Texas Pacific Land Corp.	33,630	9,659
*	Nextpower Inc. Class A	81,013	7,057
	DT Midstream Inc.	58,399	6,989
	Permian Resources Corp.	428,474	6,011
*	Antero Resources Corp.	168,558	5,808
	Ovintiv Inc.	145,678	5,709
	APA Corp.	203,895	4,987
	Range Resources Corp.	136,327	4,807
	HF Sinclair Corp.	89,653	4,131
	Viper Energy Inc. Class A	97,079	3,750
	Antero Midstream Corp.	190,317	3,386
	NOV Inc.	209,902	3,281
	Weatherford International plc	41,296	3,232
	Chord Energy Corp.	32,715	3,033
	Matador Resources Co.	64,340	2,731
*	CNX Resources Corp.	73,750	2,712
	Warrior Met Coal Inc.	30,052	2,650
	Core Natural Resources Inc.	28,010	2,479
	Archrock Inc.	95,141	2,476
	Murphy Oil Corp.	78,236	2,445
*	Transocean Ltd.	565,267	2,335
*,2	Centrus Energy Corp. Class A	9,555	2,320
*	Enphase Energy Inc.	71,545	2,293
	Magnolia Oil & Gas Corp. Class A	100,400	2,198
	Peabody Energy Corp.	69,910	2,076
	Noble Corp. plc	73,166	2,066
	California Resources Corp.	44,461	1,988
	Kodiak Gas Services Inc.	50,235	1,879
*	Gulfport Energy Corp.	8,912	1,854
	Cactus Inc. Class A	39,729	1,815
	Liberty Energy Inc. Class A	88,557	1,635
*	Valaris Ltd.	32,063	1,616
*	Plug Power Inc.	801,300	1,579
	Helmerich & Payne Inc.	51,069	1,465
*	Oceaneering International Inc.	57,280	1,376
*	DNOW Inc.	102,453	1,357
	Civitas Resources Inc.	48,965	1,326
	Patterson-UTI Energy Inc.	207,798	1,270
	PBF Energy Inc. Class A	46,648	1,265
	Solaris Energy Infrastructure Inc. Class A	26,670	1,226
*	Tidewater Inc.	24,281	1,226
	SM Energy Co.	65,175	1,219
*	Alpha Metallurgical Resources Inc.	5,902	1,180
*	Seadrill Ltd.	33,796	1,169
	Northern Oil & Gas Inc.	54,240	1,164
	Crescent Energy Co. Class A	137,361	1,152
	Kinetik Holdings Inc. Class A	27,786	1,002
*	Par Pacific Holdings Inc.	27,966	983
*	Comstock Resources Inc.	42,179	978
	Delek US Holdings Inc.	32,924	976
*	Calumet Inc.	46,816	930
*	Array Technologies Inc.	90,007	830
*	Shoals Technologies Group Inc. Class A	95,853	815
*	Expro Group Holdings NV	57,121	763
*	Talos Energy Inc.	68,158	751
*	Fluence Energy Inc.	37,447	741
*	American Superconductor Corp.	25,234	726
	World Kinect Corp.	30,923	724
*	T1 Energy Inc.	103,881	694
*	TETRA Technologies Inc.	71,139	667

Balanced Index Fund
		Shares	Market Value• ($000)
	Select Water Solutions Inc. Class A	54,237	571
*	Innovex International Inc.	25,520	558
*	REX American Resources Corp.	16,894	546
*	Ameresco Inc. Class A	17,677	518
*	NPK International Inc.	43,054	513
*	Bristow Group Inc. Class A	13,913	509
*	Helix Energy Solutions Group Inc.	81,002	508
*	ProPetro Holding Corp.	52,959	504
[2]	Venture Global Inc. Class A	69,099	471
*	CVR Energy Inc.	18,056	459
*	NextDecade Corp.	84,254	444
*	Ramaco Resources Inc. Class A	23,701	427
	Atlas Energy Solutions Inc.	44,783	422
*	Nabors Industries Ltd.	7,562	411
*	Solid Power Inc.	96,615	411
*	BKV Corp.	13,904	377
	SunCoke Energy Inc.	49,192	354
*	Green Plains Inc.	35,877	352
*	Hallador Energy Co.	17,267	329
	Vitesse Energy Inc.	16,829	324
	RPC Inc.	58,323	317
	Core Laboratories Inc.	18,882	303
*	Gevo Inc.	133,876	268
	Flowco Holdings Inc. Class A	13,439	252
	SandRidge Energy Inc.	17,044	246
*	EVgo Inc. Class A	80,821	235
*	Oil States International Inc.	32,247	218
*	Forum Energy Technologies Inc.	5,909	218
	Natural Gas Services Group Inc.	6,383	215
*	FuelCell Energy Inc.	27,537	201
	Riley Exploration Permian Inc.	7,524	199
*	Matrix Service Co.	16,860	197
	VAALCO Energy Inc.	52,169	190
	Ranger Energy Services Inc. Class A	13,275	186
	Granite Ridge Resources Inc.	37,239	175
*	Infinity Natural Resources Inc. Class A	10,310	152
*	Summit Midstream Corp.	5,559	148
*	Flotek Industries Inc.	7,800	134
*	American Resources Corp.	52,592	130
*,2	New Fortress Energy Inc. Class A	94,249	107
*	Geospace Technologies Corp.	5,246	89
	NACCO Industries Inc. Class A	1,805	88
*	SEACOR Marine Holdings Inc.	13,717	83
*	Amplify Energy Corp.	17,460	80
*,2	New Era Energy & Digital Inc.	26,192	77
*,2	ChargePoint Holdings Inc.	11,650	77
	Evolution Petroleum Corp.	20,558	73
*	Montauk Renewables Inc.	40,536	68
*	Gulf Island Fabrication Inc.	5,632	67
*	FTC Solar Inc.	6,142	67
*	Ring Energy Inc.	74,543	65
*,2	Stem Inc.	4,280	64
*	Tigo Energy Inc.	43,605	60
*	Aemetis Inc.	37,945	53
	FutureFuel Corp.	16,590	53
	Energy Services of America Corp.	6,464	53
	Smart Sand Inc.	12,885	51
[2]	HighPeak Energy Inc.	10,741	51
*	SunPower Inc.	32,582	51
*	Mammoth Energy Services Inc.	26,882	50
*	MIND Technology Inc.	5,734	50
*	DMC Global Inc.	7,271	49
*	Empire Petroleum Corp.	15,576	47
*,2	Ocean Power Technologies Inc.	130,662	39
	Epsilon Energy Ltd.	8,139	38
	BitMine Immersion Technologies Inc.	1,371	37
*	OPAL Fuels Inc. Class A	14,600	34
*	WaterBridge Infrastructure LLC Class A	1,341	27

Balanced Index Fund
		Shares	Market Value• ($000)
*,1	Novusterra Inc.	2,191	—
			1,128,619
Financials (6.9%)
	JPMorgan Chase & Co.	1,557,271	501,784
*	Berkshire Hathaway Inc. Class B	936,635	470,800
	Bank of America Corp.	3,762,150	206,918
	Wells Fargo & Co.	1,796,006	167,388
	Goldman Sachs Group Inc.	171,448	150,703
	Morgan Stanley	682,278	121,125
	Citigroup Inc.	1,022,854	119,357
	Charles Schwab Corp.	965,866	96,500
	S&P Global Inc.	177,439	92,728
	Blackrock Inc.	79,841	85,457
	Progressive Corp.	335,208	76,334
	Blackstone Inc.	422,098	65,062
	Chubb Ltd.	203,094	63,390
*	Berkshire Hathaway Inc. Class A	81	61,139
	CME Group Inc.	206,477	56,385
	Intercontinental Exchange Inc.	326,475	52,876
	Marsh & McLennan Cos. Inc.	280,433	52,026
*	Robinhood Markets Inc. Class A	448,833	50,763
	KKR & Co. Inc.	381,551	48,640
	US Bancorp	893,284	47,666
	PNC Financial Services Group Inc.	224,665	46,894
	Bank of New York Mellon Corp.	399,477	46,375
	Moody's Corp.	86,885	44,385
	Aon plc Class A	116,745	41,197
	Arthur J Gallagher & Co.	146,392	37,885
	Travelers Cos. Inc.	127,544	36,995
	Truist Financial Corp.	731,920	36,018
	Apollo Global Management Inc.	231,487	33,510
	Aflac Inc.	299,861	33,066
	Allstate Corp.	149,654	31,150
	Nasdaq Inc.	293,880	28,545
*	Coinbase Global Inc. Class A	123,612	27,954
	American International Group Inc.	308,203	26,367
	Ameriprise Financial Inc.	53,105	26,039
	MetLife Inc.	320,047	25,265
	MSCI Inc.	40,785	23,400
	Prudential Financial Inc.	199,801	22,554
	Hartford Insurance Group Inc.	158,968	21,906
	State Street Corp.	150,369	19,399
	Ares Management Corp. Class A	117,134	18,932
*	Arch Capital Group Ltd.	195,968	18,797
	Willis Towers Watson plc	54,594	17,940
*	SoFi Technologies Inc.	677,621	17,740
	M&T Bank Corp.	87,568	17,643
	Fifth Third Bancorp	376,696	17,633
	LPL Financial Holdings Inc.	45,583	16,281
	Raymond James Financial Inc.	100,834	16,193
	Interactive Brokers Group Inc. Class A	240,516	15,468
	Huntington Bancshares Inc.	885,632	15,366
	Cboe Global Markets Inc.	59,614	14,963
	Broadridge Financial Solutions Inc.	66,518	14,845
*	Markel Group Inc.	6,817	14,654
	Cincinnati Financial Corp.	89,661	14,643
	Northern Trust Corp.	102,182	13,957
	Citizens Financial Group Inc.	231,361	13,514
	Regions Financial Corp.	494,205	13,393
	Brown & Brown Inc.	163,728	13,049
	T. Rowe Price Group Inc.	123,947	12,690
	KeyCorp	614,242	12,678
	W R Berkley Corp.	163,798	11,486
	Principal Financial Group Inc.	124,118	10,948
	First Citizens BancShares Inc. Class A	4,928	10,576
	Rocket Cos. Inc. Class A	528,204	10,226
	Loews Corp.	93,538	9,850
	Carlyle Group Inc.	155,383	9,185
	East West Bancorp Inc.	79,073	8,887

Balanced Index Fund
		Shares	Market Value• ($000)
	Annaly Capital Management Inc.	385,520	8,620
	Everest Group Ltd.	24,115	8,183
	Fidelity National Financial Inc.	147,653	8,060
	Equitable Holdings Inc.	164,813	7,853
	Reinsurance Group of America Inc.	37,739	7,678
	RenaissanceRe Holdings Ltd.	26,497	7,450
	Tradeweb Markets Inc. Class A	67,181	7,225
	Ally Financial Inc.	154,296	6,988
	Evercore Inc. Class A	20,493	6,973
	Stifel Financial Corp.	55,592	6,961
	Assurant Inc.	28,784	6,933
	Unum Group	88,169	6,833
	Invesco Ltd.	255,543	6,713
	First Horizon Corp.	271,564	6,490
	AGNC Investment Corp.	596,833	6,398
	Globe Life Inc.	45,741	6,397
	Comerica Inc.	73,407	6,381
	FactSet Research Systems Inc.	21,517	6,244
	Webster Financial Corp.	92,610	5,829
	Old Republic International Corp.	127,656	5,826
	Blue Owl Capital Inc. Class A	382,251	5,711
	American Financial Group Inc.	40,746	5,569
	Houlihan Lokey Inc. Class A	31,340	5,459
	SouthState Bank Corp.	57,816	5,441
	Wintrust Financial Corp.	38,489	5,382
	SEI Investments Co.	63,150	5,180
	Jefferies Financial Group Inc.	83,006	5,144
	Western Alliance Bancorp	60,099	5,053
	Kinsale Capital Group Inc.	12,711	4,972
	Zions Bancorp NA	84,783	4,963
	Lincoln National Corp.	108,976	4,853
	TPG Inc. Class A	75,778	4,838
	Corebridge Financial Inc.	159,435	4,810
	Columbia Banking System Inc.	171,891	4,804
	Popular Inc.	38,269	4,765
	Primerica Inc.	18,270	4,720
	OneMain Holdings Inc.	68,351	4,617
	UMB Financial Corp.	39,307	4,522
	Cadence Bank	105,567	4,522
	Old National Bancorp	202,090	4,509
	Axis Capital Holdings Ltd.	42,005	4,498
	Cullen/Frost Bankers Inc.	34,932	4,423
	Affiliated Managers Group Inc.	15,344	4,423
	Erie Indemnity Co. Class A	14,679	4,208
	Jackson Financial Inc. Class A	39,026	4,162
	Franklin Resources Inc.	171,829	4,105
	Voya Financial Inc.	54,717	4,076
	Pinnacle Financial Partners Inc.	42,371	4,043
*	Clearwater Analytics Holdings Inc. Class A	165,779	3,999
	Commerce Bancshares Inc.	75,999	3,978
	Synovus Financial Corp.	75,748	3,791
	MGIC Investment Corp.	128,554	3,756
	MarketAxess Holdings Inc.	20,307	3,681
	Starwood Property Trust Inc.	201,146	3,623
	Prosperity Bancshares Inc.	52,134	3,603
	FNB Corp.	205,167	3,508
	Rithm Capital Corp.	317,347	3,459
	FirstCash Holdings Inc.	21,598	3,442
	Essent Group Ltd.	52,762	3,430
	First American Financial Corp.	55,603	3,416
	RLI Corp.	52,894	3,384
	Janus Henderson Group plc	70,921	3,374
	Hanover Insurance Group Inc.	18,391	3,361
	Glacier Bancorp Inc.	74,767	3,293
	Piper Sandler Cos.	9,608	3,264
	Ryan Specialty Holdings Inc. Class A	63,012	3,253
	Valley National Bancorp	271,790	3,174
	Lazard Inc.	64,822	3,148
	United Bankshares Inc.	81,020	3,111
	Hancock Whitney Corp.	48,005	3,057

Balanced Index Fund
		Shares	Market Value• ($000)
	Hamilton Lane Inc. Class A	22,760	3,057
	SLM Corp.	111,153	3,008
	Home BancShares Inc.	107,334	2,982
	StepStone Group Inc. Class A	45,600	2,926
	Moelis & Co. Class A	42,506	2,922
	Selective Insurance Group Inc.	34,739	2,907
	Atlantic Union Bankshares Corp.	82,247	2,903
	White Mountains Insurance Group Ltd.	1,396	2,901
	Morningstar Inc.	13,025	2,830
	Bank OZK	60,958	2,805
	Radian Group Inc.	77,884	2,803
	Ameris Bancorp	37,593	2,792
*	Lemonade Inc.	38,673	2,753
*	Axos Financial Inc.	31,149	2,684
*	Riot Platforms Inc.	203,113	2,573
	Associated Banc-Corp	94,631	2,438
*	StoneX Group Inc.	25,490	2,425
	Flagstar Bank NA	191,283	2,408
*	Circle Internet Group Inc. Class A	30,304	2,403
*	Texas Capital Bancshares Inc.	26,257	2,377
*	Galaxy Digital Inc. Class A	104,963	2,347
	Assured Guaranty Ltd.	25,476	2,290
	Eastern Bankshares Inc.	122,645	2,260
	PJT Partners Inc. Class A	13,400	2,240
	CNO Financial Group Inc.	52,098	2,213
	Federated Hermes Inc. Class B	42,304	2,203
	United Community Banks Inc.	69,914	2,183
	PennyMac Financial Services Inc.	16,413	2,164
	ServisFirst Bancshares Inc.	29,566	2,123
*	Brighthouse Financial Inc.	32,733	2,121
*	Enova International Inc.	13,420	2,110
	Independent Bank Corp.	28,788	2,104
*	Upstart Holdings Inc.	47,504	2,077
*	Genworth Financial Inc. Class A	228,874	2,067
	First Financial Bankshares Inc.	69,174	2,066
*	Palomar Holdings Inc.	15,331	2,066
	Fulton Financial Corp.	103,747	2,005
	Victory Capital Holdings Inc. Class A	31,535	1,990
	International Bancshares Corp.	29,791	1,979
*	MARA Holdings Inc.	217,468	1,953
	BankUnited Inc.	43,175	1,924
	Renasant Corp.	54,208	1,909
	First Bancorp	90,083	1,867
	BGC Group Inc. Class A	207,789	1,856
	Bread Financial Holdings Inc.	25,003	1,851
	WesBanco Inc.	55,428	1,842
*	NMI Holdings Inc. Class A	44,269	1,806
*	Oscar Health Inc. Class A	125,411	1,802
	Cathay General Bancorp	37,182	1,799
	First Hawaiian Inc.	71,122	1,799
	Seacoast Banking Corp. of Florida	56,395	1,772
	Blackstone Mortgage Trust Inc. Class A	91,334	1,747
	Community Financial System Inc.	30,366	1,744
	WSFS Financial Corp.	31,482	1,739
	First Interstate BancSystem Inc. Class A	50,228	1,738
*	Bancorp Inc.	24,009	1,621
	Simmons First National Corp. Class A	83,700	1,578
	Bank of Hawaii Corp.	22,938	1,568
	Artisan Partners Asset Management Inc. Class A	38,406	1,565
	Virtu Financial Inc. Class A	46,573	1,552
	BOK Financial Corp.	12,718	1,507
	Mercury General Corp.	15,801	1,486
	FB Financial Corp.	26,220	1,463
*	Dave Inc.	6,547	1,450
	Towne Bank	43,250	1,443
	WaFd Inc.	44,676	1,431
	Provident Financial Services Inc.	71,280	1,408
	Banc of California Inc.	72,925	1,407
	CVB Financial Corp.	74,825	1,392
	Kemper Corp.	33,452	1,356

Balanced Index Fund
		Shares	Market Value• ($000)
	First Financial Bancorp	54,167	1,355
*	SiriusPoint Ltd.	61,122	1,338
*	Customers Bancorp Inc.	17,850	1,305
	Park National Corp.	8,372	1,274
	Beacon Financial Corp.	47,499	1,253
	Banner Corp.	19,632	1,230
*	LendingClub Corp.	64,048	1,213
	Stewart Information Services Corp.	17,251	1,212
	Trustmark Corp.	31,081	1,211
	HCI Group Inc.	6,265	1,201
	NBT Bancorp Inc.	28,718	1,192
	First Merchants Corp.	31,582	1,184
	ARMOUR Residential REIT Inc.	65,379	1,157
	First Bancorp (XNGS)	22,726	1,154
	First Busey Corp.	48,389	1,151
	Dynex Capital Inc.	80,233	1,124
	BancFirst Corp.	10,585	1,122
	Walker & Dunlop Inc.	18,369	1,105
	Enterprise Financial Services Corp.	20,288	1,096
	Horace Mann Educators Corp.	23,395	1,080
*	Skyward Specialty Insurance Group Inc.	21,009	1,074
	OFG Bancorp	25,877	1,060
	Stock Yards Bancorp Inc.	16,087	1,045
	Cohen & Steers Inc.	16,444	1,032
	Goosehead Insurance Inc. Class A	13,757	1,013
	Northwest Bancshares Inc.	84,080	1,009
*	Baldwin Insurance Group Inc. Class A	41,611	1,000
*	Credit Acceptance Corp.	2,233	990
	Nelnet Inc. Class A	7,351	977
	First Commonwealth Financial Corp.	56,917	960
	City Holding Co.	7,935	946
	Federal Agricultural Mortgage Corp. Class C	5,175	909
*	TIC Solutions Inc.	88,874	899
	WisdomTree Inc.	73,131	891
	S&T Bancorp Inc.	22,061	868
*	Coastal Financial Corp.	7,483	857
	Hilltop Holdings Inc.	24,658	837
	National Bank Holdings Corp. Class A	21,855	831
	Nicolet Bankshares Inc.	6,833	829
	German American Bancorp Inc.	20,680	810
	Arbor Realty Trust Inc.	104,244	809
	Stellar Bancorp Inc.	26,066	806
	Lakeland Financial Corp.	14,112	805
*	Triumph Financial Inc.	12,791	801
	Ellington Financial Inc.	58,788	798
	Apollo Commercial Real Estate Finance Inc.	79,526	770
	Hope Bancorp Inc.	69,865	766
	TriCo Bancshares	15,996	758
	QCR Holdings Inc.	8,979	748
	Dime Community Bancshares Inc.	24,474	736
	Ladder Capital Corp.	66,204	728
	ConnectOne Bancorp Inc.	27,573	723
*	ProAssurance Corp.	29,558	714
	Acadian Asset Management Inc.	15,075	709
	Orchid Island Capital Inc.	96,974	698
*	Trupanion Inc.	18,605	695
	Westamerica Bancorp	14,416	690
	Live Oak Bancshares Inc.	19,880	683
	F&G Annuities & Life Inc.	21,570	665
*	Encore Capital Group Inc.	12,123	659
	Safety Insurance Group Inc.	8,465	659
	Bank First Corp.	5,405	658
	Enact Holdings Inc.	16,339	648
	Pathward Financial Inc.	9,056	643
*	Sable Offshore Corp.	71,029	641
	Origin Bancorp Inc.	17,024	640
	PennyMac Mortgage Investment Trust	50,993	640
	Preferred Bank	6,711	634
	Two Harbors Investment Corp.	60,364	634
*	EZCORP Inc. Class A	30,539	593

Balanced Index Fund
		Shares	Market Value• ($000)
	Peoples Bancorp Inc.	19,585	588
	Virtus Investment Partners Inc.	3,555	580
	Old Second Bancorp Inc.	29,120	568
	OceanFirst Financial Corp.	31,313	562
	Chimera Investment Corp.	44,884	558
	Employers Holdings Inc.	12,720	549
	Tompkins Financial Corp.	7,531	546
	MFA Financial Inc.	57,565	536
*	Porch Group Inc.	58,066	530
	UWM Holdings Corp. Class A	120,421	527
*	Miami International Holdings Inc.	11,430	507
	Community Trust Bancorp Inc.	8,962	506
	Southside Bancshares Inc.	16,585	504
	Univest Financial Corp.	15,295	501
	1st Source Corp.	7,946	497
	Universal Insurance Holdings Inc.	14,500	490
	Horizon Bancorp Inc.	28,680	486
	Hanmi Financial Corp.	17,637	477
	Amerant Bancorp Inc. Class A	24,085	470
	Franklin BSP Realty Trust Inc.	46,855	470
*	Root Inc. Class A	6,478	468
	Byline Bancorp Inc.	16,022	467
	First Mid Bancshares Inc.	11,886	464
	Burke & Herbert Financial Services Corp.	7,432	463
	Navient Corp.	35,530	462
	Heritage Financial Corp.	19,219	455
	NB Bancorp Inc.	22,881	453
	Capitol Federal Financial Inc.	65,922	449
	Business First Bancshares Inc.	17,003	444
	Central Pacific Financial Corp.	14,095	439
	TFS Financial Corp.	32,540	435
	Metropolitan Bank Holding Corp.	5,654	432
	Oppenheimer Holdings Inc. Class A	5,975	432
	Esquire Financial Holdings Inc.	4,219	431
	Mercantile Bank Corp.	8,954	431
	AMERISAFE Inc.	11,182	429
	CNB Financial Corp.	16,310	427
	Camden National Corp.	9,852	427
	Northeast Bank	4,108	427
	Equity Bancshares Inc. Class A	9,512	425
	BrightSpire Capital Inc. Class A	74,965	420
*	Heritage Insurance Holdings Inc.	14,191	415
	TrustCo Bank Corp.	10,018	414
	Merchants Bancorp	12,134	413
	Safehold Inc.	30,140	413
	Redwood Trust Inc.	74,397	411
	Heritage Commerce Corp.	33,691	405
	United Fire Group Inc.	10,744	391
	Cannae Holdings Inc.	24,630	387
*	PRA Group Inc.	21,626	383
	Mechanics Bancorp Class A	25,519	373
	HomeTrust Bancshares Inc.	8,658	372
	P10 Inc. Class A	37,913	372
	First Financial Corp.	6,042	365
	Independent Bank Corp. (Michigan)	11,027	359
	MidWestOne Financial Group Inc.	9,328	359
	Orrstown Financial Services Inc.	10,122	359
	Mid Penn Bancorp Inc.	11,511	357
	Amalgamated Financial Corp.	10,985	352
	Financial Institutions Inc.	11,078	345
	First Community Bankshares Inc.	10,219	345
	Capital City Bank Group Inc.	8,001	341
	Northrim Bancorp Inc.	12,760	340
	Adamas Trust Inc.	46,525	340
	Eagle Bancorp Inc.	15,819	339
	GCM Grosvenor Inc. Class A	29,353	332
*	Hippo Holdings Inc.	10,976	330
	Washington Trust Bancorp Inc.	11,103	328
	TPG RE Finance Trust Inc.	37,900	326
*	Neptune Insurance Holdings Inc. Class A	11,103	324

Balanced Index Fund
		Shares	Market Value• ($000)
	Great Southern Bancorp Inc.	5,233	322
	Invesco Mortgage Capital Inc.	37,686	317
*	LendingTree Inc.	5,940	315
	SmartFinancial Inc.	8,512	315
*	Firstsun Capital Bancorp	8,279	312
*	Accelerant Holdings Class A	19,041	311
*	Bowhead Specialty Holdings Inc.	10,817	309
	Shore Bancshares Inc.	17,310	306
*	Slide Insurance Holdings Inc.	15,611	304
	Southern Missouri Bancorp Inc.	5,076	300
*	Hagerty Inc. Class A	22,074	297
	South Plains Financial Inc.	7,608	295
	Bar Harbor Bankshares	9,406	292
	Five Star Bancorp	8,159	292
*	Forge Global Holdings Inc.	6,422	286
	Donegal Group Inc. Class B	15,676	277
	ACNB Corp.	5,644	273
	Farmers National Banc Corp.	20,395	272
	ChoiceOne Financial Services Inc.	8,880	262
	Flushing Financial Corp.	17,203	261
	Midland States Bancorp Inc.	12,034	255
	Peoples Financial Services Corp.	5,170	252
*	Third Coast Bancshares Inc.	6,605	251
	Alerus Financial Corp.	11,041	249
	Peapack-Gladstone Financial Corp.	8,894	248
	Arrow Financial Corp.	7,799	245
	Hingham Institution For Savings	862	245
	Northfield Bancorp Inc.	21,434	245
	California Bancorp	13,121	245
	Diamond Hill Investment Group Inc.	1,430	242
*	First Foundation Inc.	39,190	241
	Republic Bancorp Inc. Class A	3,482	240
	Northpointe Bancshares Inc.	14,133	237
	KKR Real Estate Finance Trust Inc.	28,680	236
	Sierra Bancorp	7,225	236
	First Business Financial Services Inc.	4,314	234
	Abacus Global Management Inc.	27,263	233
	Civista Bancshares Inc.	10,435	232
*	Southern First Bancshares Inc.	4,512	232
	Tiptree Inc. Class A	12,617	231
*	Carter Bankshares Inc.	11,673	229
*,2	Strive Inc. Class A	306,579	226
*	World Acceptance Corp.	1,585	223
	Home Bancorp Inc.	3,816	221
	First Bank	13,189	217
	Kearny Financial Corp.	29,132	216
*	Ponce Financial Group Inc.	13,205	216
	Community West Bancshares	9,286	209
*	Bridgewater Bancshares Inc.	11,567	203
*	Claros Mortgage Trust Inc.	65,555	201
	Red River Bancshares Inc.	2,787	199
*	TWFG Inc. Class A	6,919	199
*	Avidia Bancorp Inc.	11,681	196
	Crawford & Co. Class B	18,096	194
*	GBank Financial Holdings Inc.	5,651	192
	Investors Title Co.	760	190
	Unity Bancorp Inc.	3,675	190
	MVB Financial Corp.	7,307	189
	Ready Capital Corp.	86,796	189
*,2	Better Home & Finance Holding Co. Class A	5,808	189
	Farmers & Merchants Bancorp Inc.	7,584	187
	Primis Financial Corp.	13,308	185
*	Onity Group Inc.	4,011	184
	Compass Diversified Holdings	38,401	184
	Blue Ridge Bankshares Inc.	41,854	179
*	Octave Specialty Group Inc.	22,903	178
	BayCom Corp.	5,936	175
	Bankwell Financial Group Inc.	3,798	174
*	MBIA Inc.	24,110	173
	Orange County Bancorp Inc.	6,014	172

Balanced Index Fund
		Shares	Market Value• ($000)
	West Bancorp Inc.	7,716	171
	RBB Bancorp	8,138	168
	Capital Bancorp Inc.	5,836	164
	FS Bancorp Inc.	3,965	163
	AmeriServ Financial Inc.	49,857	159
	American Coastal Insurance Corp.	12,533	158
*	FB Bancorp Inc.	12,283	158
	Waterstone Financial Inc.	9,456	156
	HBT Financial Inc.	5,943	154
	Northeast Community Bancorp Inc.	6,800	154
	Isabella Bank Corp.	3,078	154
	Regional Management Corp.	3,943	153
	First United Corp.	4,065	152
	Norwood Financial Corp.	5,380	151
	Colony Bankcorp Inc.	8,466	151
	First Bancorp Inc.	5,513	146
	USCB Financial Holdings Inc.	7,899	145
	Plumas Bancorp	3,231	144
*	Blue Foundry Bancorp	11,548	144
	Ares Commercial Real Estate Corp.	29,984	143
	First Community Corp.	4,821	143
	Parke Bancorp Inc.	5,702	143
	NewtekOne Inc.	12,637	143
	Chemung Financial Corp.	2,549	142
*	American Integrity Insurance Group Inc.	6,812	142
	James River Group Holdings Inc.	22,386	142
	National Bankshares Inc.	4,164	140
*	Velocity Financial Inc.	6,651	138
	LINKBANCORP Inc.	16,648	138
	OppFi Inc.	13,053	137
*	Kingsway Financial Services Inc.	9,900	133
*	First Western Financial Inc.	4,891	131
	PCB Bancorp	6,062	131
	Middlefield Banc Corp.	3,762	130
	Citizens Financial Services Inc.	2,261	129
	Metrocity Bankshares Inc.	4,786	127
	TPG Mortgage Investment Trust Inc.	14,938	127
	John Marshall Bancorp Inc.	6,265	125
	Timberland Bancorp Inc.	3,466	124
	Jefferson Capital Inc.	5,563	124
	Princeton Bancorp Inc.	3,544	123
	C&F Financial Corp.	1,671	121
	Western New England Bancorp Inc.	9,618	121
	Peoples Bancorp of North Carolina Inc.	3,314	120
	Chicago Atlantic Real Estate Finance Inc.	9,704	119
	Fidelity D&D Bancorp Inc.	2,713	118
	OP Bancorp	8,347	118
*	Selectquote Inc.	83,731	118
*	loanDepot Inc. Class A	57,100	118
	Eagle Financial Services Inc.	2,970	118
	Angel Oak Mortgage REIT Inc.	13,600	117
	Oak Valley Bancorp	3,872	116
	First Savings Financial Group Inc.	3,620	115
	Investar Holding Corp.	4,264	114
	Virginia National Bankshares Corp.	2,852	114
	First National Corp.	4,461	113
	LCNB Corp.	6,817	112
*	AlTi Global Inc.	23,697	110
	FVCBankcorp Inc.	7,802	109
	Kingstone Cos. Inc.	6,427	108
*	Commercial Bancgroup Inc.	4,389	108
*	Finwise Bancorp	5,992	107
*	Citizens Inc. Class A	21,901	106
	Bank7 Corp.	2,534	104
*	Pioneer Bancorp Inc.	7,724	104
	First Capital Inc.	1,763	104
*	Open Lending Corp.	67,137	104
	NexPoint Diversified Real Estate Trust	26,634	102
	Franklin Financial Services Corp.	2,017	101
	Ames National Corp.	4,393	101

Balanced Index Fund
		Shares	Market Value• ($000)
	Eagle Bancorp Montana Inc.	5,063	101
	Citizens Community Bancorp Inc.	5,554	99
*	Ategrity Specialty Holdings LLC	4,703	99
	First Internet Bancorp	4,679	98
	Seven Hills Realty Trust	11,024	98
*	Columbia Financial Inc.	6,266	97
	Meridian Corp.	5,475	96
*	Oportun Financial Corp.	18,084	96
	Hawthorn Bancshares Inc.	2,737	95
	United Security Bancshares	9,243	93
	CF Bankshares Inc.	3,592	90
	Hanover Bancorp Inc.	3,902	90
	BankFinancial Corp.	7,390	89
*,2	DeFi Development Corp.	17,565	89
	Ohio Valley Banc Corp.	2,199	88
*,2	Gemini Space Station Inc. Class A	8,663	86
*	Security National Financial Corp. Class A	9,032	81
	Landmark Bancorp Inc.	3,076	81
	Medallion Financial Corp.	7,764	80
	Richmond Mutual Bancorp Inc.	5,605	79
*	Sui Group Holdings Ltd.	46,615	78
*	ECB Bancorp Inc.	4,444	77
*	Innventure Inc.	18,493	77
	BCB Bancorp Inc.	9,368	76
	CB Financial Services Inc.	2,171	76
	Cherry Hill Mortgage Investment Corp.	29,631	76
	SR Bancorp Inc.	4,698	74
*	Terrestrial Energy Inc.	12,134	74
*	Bakkt Holdings Inc. Class A	7,131	72
	Union Bankshares Inc.	2,941	70
*	eHealth Inc.	14,951	69
*	NI Holdings Inc.	5,165	69
*	BV Financial Inc.	3,801	69
	Silvercrest Asset Management Group Inc. Class A	4,379	67
*	ACRES Commercial Realty Corp.	3,155	67
	Finward Bancorp	1,917	67
	Greene County Bancorp Inc.	2,989	66
	Westwood Holdings Group Inc.	3,791	65
	Sunrise Realty Trust Inc.	6,648	63
*	FG Nexus Inc.	22,910	63
*,2	Fold Holdings Inc.	22,797	59
	Bank of Marin Bancorp	2,215	58
	Nexpoint Real Estate Finance Inc.	4,115	58
	SB Financial Group Inc.	2,464	55
*,2	B. Riley Financial Inc.	11,394	53
	Granite Point Mortgage Trust Inc.	21,985	53
*	Fifth District Bancorp Inc.	3,534	53
	Mount Logan Capital Inc.	6,365	53
*	Exodus Movement Inc. Class A	3,519	52
*	Consumer Portfolio Services Inc.	5,489	51
	Provident Financial Holdings Inc.	3,235	51
	IF Bancorp Inc.	1,890	51
	SWK Holdings Corp.	2,884	50
*	Avidbank Holdings Inc.	1,847	49
*,2	Prairie Operating Co.	28,409	48
*	Aether Holdings Inc.	7,752	48
*	CoastalSouth Bancshares Inc.	2,085	48
	First Northwest Bancorp	5,015	47
	Pathfinder Bancorp Inc.	3,365	47
	Advanced Flower Capital Inc.	16,502	47
	Kestrel Group Ltd.	4,521	46
	Lument Finance Trust Inc.	30,449	43
*	GCT Semiconductor Holding Inc.	33,557	40
	First US Bancshares Inc.	2,678	37
*	Finance of America Cos. Inc. Class A	1,478	36
*	Nukkleus Inc.	8,621	35
*,2	AtlasClear Holdings Inc.	139,159	35
*	Wealthfront Corp.	2,585	35
	Citizens & Northern Corp.	1,548	31
	Sachem Capital Corp.	30,000	31

Balanced Index Fund
		Shares	Market Value• ($000)
*	Central Plains Bancshares Inc.	1,731	29
*	Hyperscale Data Inc.	159,528	29
	Riverview Bancorp Inc.	5,495	28
	Hennessy Advisors Inc.	2,785	27
	First Guaranty Bancshares Inc.	4,784	26
*	Bitcoin Depot Inc.	19,084	25
	US Global Investors Inc. Class A	9,831	24
*	Chain Bridge Bancorp Inc. Class A	699	24
	Central BanCo Inc. Class A	1,014	24
	United Bancorp Inc.	1,421	20
*	Rhinebeck Bancorp Inc.	1,585	19
*	Heritage Global Inc.	14,800	18
*	Summit State Bank	1,135	13
	Affinity Bancshares Inc.	547	11
*	First Seacoast Bancorp	818	11
	Auburn National Bancorp Inc.	386	10
	Bank of the James Financial Group Inc.	547	10
*	Catalyst Bancorp Inc.	656	10
*,1	Sterling Bancorp Inc.	12,013	—
			4,199,305
Health Care (6.0%)
	Eli Lilly & Co.	486,481	522,811
	Johnson & Johnson	1,378,040	285,185
	AbbVie Inc.	1,010,675	230,929
	UnitedHealth Group Inc.	517,723	170,906
	Merck & Co. Inc.	1,418,517	149,313
	Abbott Laboratories	994,832	124,643
	Thermo Fisher Scientific Inc.	214,771	124,449
*	Intuitive Surgical Inc.	202,627	114,760
	Amgen Inc.	307,644	100,695
	Gilead Sciences Inc.	708,777	86,995
	Danaher Corp.	363,228	83,150
*	Boston Scientific Corp.	847,535	80,812
	Pfizer Inc.	3,244,549	80,789
	Medtronic plc	733,335	70,444
	Stryker Corp.	196,963	69,227
*	Vertex Pharmaceuticals Inc.	144,774	65,635
	Bristol-Myers Squibb Co.	1,162,065	62,682
	Elevance Health Inc.	126,749	44,432
	Regeneron Pharmaceuticals Inc.	55,947	43,184
	HCA Healthcare Inc.	91,290	42,620
	Cigna Group	152,470	41,964
	Becton Dickinson & Co.	162,790	31,593
*	IDEXX Laboratories Inc.	45,584	30,839
*	Alnylam Pharmaceuticals Inc.	75,316	29,949
	Zoetis Inc.	226,112	28,449
*	Edwards Lifesciences Corp.	331,428	28,254
	Cardinal Health Inc.	135,857	27,919
	Agilent Technologies Inc.	161,057	21,915
*	Insmed Inc.	121,246	21,102
*	IQVIA Holdings Inc.	91,953	20,727
	GE HealthCare Technologies Inc.	246,227	20,196
	ResMed Inc.	83,278	20,059
*	Veeva Systems Inc. Class A	84,331	18,825
	Humana Inc.	68,500	17,545
*	Natera Inc.	74,421	17,049
*	Dexcom Inc.	224,041	14,870
*	Biogen Inc.	82,616	14,540
	STERIS plc	55,875	14,165
*	Waters Corp.	33,629	12,773
*	United Therapeutics Corp.	24,742	12,056
	Labcorp Holdings Inc.	47,079	11,811
*	Centene Corp.	282,657	11,631
	West Pharmaceutical Services Inc.	41,358	11,379
*	Insulet Corp.	39,881	11,336
*	Exact Sciences Corp.	108,750	11,045
*	Illumina Inc.	83,449	10,945
	Quest Diagnostics Inc.	62,915	10,918
	Zimmer Biomet Holdings Inc.	113,878	10,240

Balanced Index Fund
		Shares	Market Value• ($000)
*	Tenet Healthcare Corp.	50,529	10,041
*	Hologic Inc.	128,187	9,549
*	Incyte Corp.	96,026	9,484
*	Cooper Cos. Inc.	114,364	9,373
*	Revolution Medicines Inc.	105,543	8,407
	Viatris Inc.	662,385	8,247
*	Neurocrine Biosciences Inc.	56,222	7,974
*	Bridgebio Pharma Inc.	99,698	7,626
*	Ionis Pharmaceuticals Inc.	93,064	7,362
*	Medpace Holdings Inc.	12,943	7,269
*	Guardant Health Inc.	70,100	7,160
*	Solventum Corp.	84,706	6,712
*	Penumbra Inc.	21,404	6,655
	Universal Health Services Inc. Class B	30,164	6,576
*	BioMarin Pharmaceutical Inc.	110,288	6,554
*	Exelixis Inc.	147,013	6,444
*	Elanco Animal Health Inc.	284,696	6,443
	Revvity Inc.	65,137	6,302
*	Align Technology Inc.	39,222	6,125
	Encompass Health Corp.	57,693	6,124
*	Madrigal Pharmaceuticals Inc.	10,443	6,081
*	Moderna Inc.	202,147	5,961
*	Avidity Biosciences Inc.	82,267	5,934
	Ensign Group Inc.	33,352	5,810
*	Jazz Pharmaceuticals plc	33,193	5,643
*	Globus Medical Inc. Class A	64,539	5,635
*	Charles River Laboratories International Inc.	28,238	5,633
*	Roivant Sciences Ltd.	259,551	5,632
	Baxter International Inc.	294,687	5,631
	Bio-Techne Corp.	89,568	5,268
*	Molina Healthcare Inc.	29,557	5,129
*	Repligen Corp.	30,732	5,036
*	Medline Inc. Class A	118,459	4,975
*	Arrowhead Pharmaceuticals Inc.	73,840	4,902
*	HealthEquity Inc.	49,669	4,550
*	Halozyme Therapeutics Inc.	67,511	4,543
*	Axsome Therapeutics Inc.	24,660	4,504
*	Avantor Inc.	391,968	4,492
*	Cytokinetics Inc.	70,225	4,462
*	Henry Schein Inc.	57,556	4,350
*	Praxis Precision Medicines Inc.	14,375	4,237
*	Rhythm Pharmaceuticals Inc.	38,356	4,106
*	Hims & Hers Health Inc.	119,770	3,889
*	Tempus AI Inc.	64,598	3,815
*	Krystal Biotech Inc.	14,993	3,696
*	Cidara Therapeutics Inc.	16,262	3,592
*	Glaukos Corp.	31,406	3,546
*	PTC Therapeutics Inc.	46,117	3,503
	Chemed Corp.	8,151	3,487
*	Vaxcyte Inc.	75,061	3,463
*	Masimo Corp.	26,286	3,419
*	Doximity Inc. Class A	75,137	3,327
*	iRhythm Technologies Inc.	18,544	3,290
*	Bio-Rad Laboratories Inc. Class A	10,702	3,243
*	Protagonist Therapeutics Inc.	35,897	3,135
*	Nuvalent Inc. Class A	30,928	3,111
	Teleflex Inc.	25,459	3,107
*	Kymera Therapeutics Inc.	38,685	3,010
*	Merit Medical Systems Inc.	34,125	3,008
*	Cogent Biosciences Inc.	83,867	2,979
*	Option Care Health Inc.	91,348	2,910
	Bruker Corp.	61,148	2,881
*	RadNet Inc.	39,940	2,850
*	Alkermes plc	94,780	2,652
*	TG Therapeutics Inc.	86,658	2,583
*	Crinetics Pharmaceuticals Inc.	54,644	2,544
*	Lantheus Holdings Inc.	38,173	2,540
*	Amicus Therapeutics Inc.	177,197	2,523
*	BrightSpring Health Services Inc.	66,732	2,499
*	Celcuity Inc.	23,932	2,387

Balanced Index Fund
		Shares	Market Value• ($000)
*	ADMA Biologics Inc.	129,894	2,369
*	Terns Pharmaceuticals Inc.	58,231	2,353
*	DaVita Inc.	20,336	2,310
*	TransMedics Group Inc.	18,718	2,277
*	Scholar Rock Holding Corp.	49,921	2,199
*	Viking Therapeutics Inc.	61,999	2,181
*	Haemonetics Corp.	26,972	2,162
*	Apogee Therapeutics Inc.	28,603	2,159
*	Arcellx Inc.	32,961	2,149
*	Waystar Holding Corp.	65,442	2,143
*	Envista Holdings Corp.	94,772	2,058
*	Sotera Health Co.	115,460	2,037
*	Ligand Pharmaceuticals Inc.	10,752	2,033
*	ICU Medical Inc.	14,223	2,029
*	Mirum Pharmaceuticals Inc.	25,334	2,001
*	Travere Therapeutics Inc.	51,413	1,964
*	ACADIA Pharmaceuticals Inc.	72,620	1,940
*	Veracyte Inc.	45,414	1,912
*	Tarsus Pharmaceuticals Inc.	23,209	1,900
*	Arcutis Biotherapeutics Inc.	64,105	1,862
*	Corcept Therapeutics Inc.	51,408	1,789
*	Vera Therapeutics Inc. Class A	34,332	1,739
*	Prestige Consumer Healthcare Inc.	27,687	1,708
*	Alignment Healthcare Inc.	83,780	1,655
*	Ideaya Biosciences Inc.	47,844	1,654
*	Viridian Therapeutics Inc.	52,785	1,643
*	Dyne Therapeutics Inc.	83,946	1,642
*	CG oncology Inc.	39,392	1,636
*	GRAIL Inc.	19,043	1,630
*	Supernus Pharmaceuticals Inc.	31,698	1,575
*	Apellis Pharmaceuticals Inc.	62,296	1,565
*	Integer Holdings Corp.	19,936	1,564
*	Catalyst Pharmaceuticals Inc.	66,915	1,562
*	Inspire Medical Systems Inc.	16,721	1,542
*	Privia Health Group Inc.	63,665	1,510
*	Beam Therapeutics Inc.	52,536	1,456
*	Ocular Therapeutix Inc.	116,488	1,414
*	Nuvation Bio Inc. Class A	157,779	1,414
*	GeneDx Holdings Corp. Class A	10,729	1,395
*	Brookdale Senior Living Inc.	128,911	1,391
*	Soleno Therapeutics Inc.	29,415	1,362
*	Adaptive Biotechnologies Corp.	82,755	1,344
*	Alphatec Holdings Inc.	63,571	1,338
	Concentra Group Holdings Parent Inc.	66,645	1,312
*	Spyre Therapeutics Inc.	39,646	1,299
	DENTSPLY SIRONA Inc.	113,170	1,294
*	Liquidia Corp.	37,527	1,294
*	Disc Medicine Inc.	16,252	1,291
*	Edgewise Therapeutics Inc.	51,805	1,286
*	Denali Therapeutics Inc.	76,344	1,260
*	Amneal Pharmaceuticals Inc.	99,739	1,257
*	Warby Parker Inc. Class A	57,673	1,257
*	Sarepta Therapeutics Inc.	57,849	1,245
*	Immunome Inc.	57,119	1,227
*	Avadel Pharmaceuticals plc ADR	56,659	1,221
*	Ultragenyx Pharmaceutical Inc.	52,770	1,214
*	Immunovant Inc.	46,662	1,186
*	Artivion Inc.	25,476	1,162
*,2	Recursion Pharmaceuticals Inc. Class A	281,505	1,151
*	Progyny Inc.	44,370	1,139
*	Addus HomeCare Corp.	10,420	1,119
*	QuidelOrtho Corp.	39,169	1,119
*	Omnicell Inc.	24,590	1,114
*,2	Summit Therapeutics Inc.	63,292	1,107
*	Nurix Therapeutics Inc.	58,318	1,106
*	Arcus Biosciences Inc.	45,918	1,094
	Perrigo Co. plc	77,506	1,079
*	CorVel Corp.	15,914	1,077
	Organon & Co.	149,390	1,071
*	Mineralys Therapeutics Inc.	29,255	1,062

Balanced Index Fund
		Shares	Market Value• ($000)
*	AtriCure Inc.	26,610	1,053
*	Twist Bioscience Corp.	33,130	1,051
*	Syndax Pharmaceuticals Inc.	49,997	1,050
*	10X Genomics Inc. Class A	64,342	1,049
*	Vericel Corp.	28,908	1,041
*	Pediatrix Medical Group Inc.	48,578	1,039
*	Celldex Therapeutics Inc.	38,224	1,038
*	PACS Group Inc.	27,027	1,038
*	Dynavax Technologies Corp.	67,188	1,033
*	Olema Pharmaceuticals Inc.	41,059	1,026
	National HealthCare Corp.	7,271	997
*	Stoke Therapeutics Inc.	31,019	985
*	Harmony Biosciences Holdings Inc.	26,262	983
*	MannKind Corp.	172,137	976
*	Kiniksa Pharmaceuticals International plc Class A	23,392	965
*	PROCEPT BioRobotics Corp.	30,176	949
*	BioCryst Pharmaceuticals Inc.	121,038	944
	LeMaitre Vascular Inc.	11,643	944
*	UFP Technologies Inc.	4,189	930
*	Fortrea Holdings Inc.	53,447	922
*	Dianthus Therapeutics Inc.	22,181	914
*	Harrow Inc.	18,403	902
*	Agios Pharmaceuticals Inc.	33,010	899
	Select Medical Holdings Corp.	60,220	894
*	Neogen Corp.	125,398	877
*	EyePoint Inc.	47,684	871
*	Axogen Inc.	26,565	869
*	ANI Pharmaceuticals Inc.	10,950	864
*	NeoGenomics Inc.	73,449	864
*	Hinge Health Inc. Class A	18,579	863
*	Enovis Corp.	32,288	860
*	Maze Therapeutics Inc.	20,760	860
*	Tandem Diabetes Care Inc.	38,567	848
*	Innoviva Inc.	40,862	817
*	Trevi Therapeutics Inc.	64,126	803
*	Novocure Ltd.	61,439	794
*	Collegium Pharmaceutical Inc.	17,118	793
*	Azenta Inc.	23,745	790
*	Relay Therapeutics Inc.	93,286	789
*	Capricor Therapeutics Inc.	26,939	777
*	Zymeworks Inc.	29,513	777
*	Healthcare Services Group Inc.	40,557	775
*	Oruka Therapeutics Inc.	25,028	759
*	Ardelyx Inc.	128,691	750
*	Acadia Healthcare Co. Inc.	50,666	719
	CONMED Corp.	17,711	719
*	Xeris Biopharma Holdings Inc.	91,532	719
*	Upstream Bio Inc.	26,407	717
*	Beta Bionics Inc.	23,385	713
*	Teladoc Health Inc.	101,690	712
*	Taysha Gene Therapies Inc.	128,966	709
*	Surgery Partners Inc.	45,373	701
*	Omeros Corp.	40,704	699
*	Amylyx Pharmaceuticals Inc.	56,778	686
*	Savara Inc.	112,991	681
	US Physical Therapy Inc.	8,665	677
*	BioLife Solutions Inc.	27,116	656
*	LifeStance Health Group Inc.	89,969	633
*	AdaptHealth Corp. Class A	63,198	629
*	Kodiak Sciences Inc.	22,434	627
*	Xencor Inc.	40,742	624
*	Palvella Therapeutics Inc.	5,950	623
*,2	Novavax Inc.	92,583	622
*	Tango Therapeutics Inc.	69,634	617
*	Sionna Therapeutics Inc.	14,944	615
*	Intellia Therapeutics Inc.	67,979	611
*	Pacira BioSciences Inc.	23,541	609
*	MBX Biosciences Inc.	19,276	608
*	Certara Inc.	68,387	602
*	Castle Biosciences Inc.	15,383	598

Balanced Index Fund
		Shares	Market Value• ($000)
*	Iovance Biotherapeutics Inc.	201,940	551
*	Pennant Group Inc.	19,513	549
*	Kura Oncology Inc.	52,443	545
*	Phathom Pharmaceuticals Inc.	32,822	545
*	Phreesia Inc.	31,986	541
*	AnaptysBio Inc.	11,137	540
*	Astrana Health Inc.	21,705	539
*	Rapport Therapeutics Inc.	17,727	538
*	Inhibrx Biosciences Inc.	6,746	533
*	Amphastar Pharmaceuticals Inc.	19,833	531
*	CareDx Inc.	28,035	528
*	Monte Rosa Therapeutics Inc.	33,651	528
*	Esperion Therapeutics Inc.	135,563	502
*	Clover Health Investments Corp. Class A	212,418	499
*	RAPT Therapeutics Inc.	14,537	492
*	MiMedx Group Inc.	71,096	481
*	Erasca Inc.	128,247	477
*	STAAR Surgical Co.	20,600	476
*	Geron Corp.	359,553	475
*	Nutex Health Inc.	2,846	469
*	SI-BONE Inc.	23,538	464
*	Zenas Biopharma Inc.	12,782	464
*	Integra LifeSciences Holdings Corp.	36,894	458
*,2	CorMedix Inc.	39,264	457
*	Nektar Therapeutics	10,636	450
*	Theravance Biopharma Inc.	23,933	448
*	Enliven Therapeutics Inc.	29,088	448
	iRadimed Corp.	4,576	445
*	Alumis Inc.	45,506	444
*	Septerna Inc.	15,893	443
*	Arvinas Inc.	36,652	435
*	Compass Therapeutics Inc.	80,596	433
*	Fulcrum Therapeutics Inc.	38,030	430
*	Tyra Biosciences Inc.	16,318	429
*	Rigel Pharmaceuticals Inc.	9,958	427
*	Sana Biotechnology Inc.	103,782	422
	Phibro Animal Health Corp. Class A	11,182	418
*	Arbutus Biopharma Corp.	86,482	416
	Embecta Corp.	34,719	412
*	Bicara Therapeutics Inc.	24,407	411
*	Aquestive Therapeutics Inc.	62,873	406
*	Day One Biopharmaceuticals Inc.	43,572	406
*	Annexon Inc.	79,742	400
*	Kestra Medical Technologies Ltd.	14,982	397
*	Lexeo Therapeutics Inc.	39,881	396
*,2	ImmunityBio Inc.	198,975	394
*	Aveanna Healthcare Holdings Inc.	48,175	394
*	ArriVent Biopharma Inc.	19,498	392
*	Precigen Inc.	93,207	390
*	Gossamer Bio Inc.	124,657	386
*	Vir Biotechnology Inc.	63,579	383
*	KalVista Pharmaceuticals Inc.	23,556	380
*	Emergent BioSolutions Inc.	30,360	375
*	Butterfly Network Inc. Class A	96,873	368
	Jade Biosciences Inc.	23,832	368
*	CytomX Therapeutics Inc.	85,705	365
*	ORIC Pharmaceuticals Inc.	44,446	364
*	REGENXBIO Inc.	25,100	361
*	Tactile Systems Technology Inc.	12,322	357
*	Ceribell Inc.	16,178	355
*,2	ARS Pharmaceuticals Inc.	30,213	352
*,2	SELLAS Life Sciences Group Inc.	92,309	348
*	AMN Healthcare Services Inc.	21,806	344
*	Astria Therapeutics Inc.	26,302	344
*	Cullinan Therapeutics Inc.	32,552	337
*	Invivyd Inc.	136,616	337
*	Cytek Biosciences Inc.	66,734	337
*	Verastem Inc.	43,684	337
*	Ventyx Biosciences Inc.	36,976	334
*	Replimune Group Inc.	33,883	329

Balanced Index Fund
		Shares	Market Value• ($000)
*	Orthofix Medical Inc.	21,491	326
*	Janux Therapeutics Inc.	23,432	323
*	Myriad Genetics Inc.	51,531	317
*	Fulgent Genetics Inc.	11,898	313
	HealthStream Inc.	13,147	303
*	Corvus Pharmaceuticals Inc.	39,230	302
*	Avanos Medical Inc.	26,104	293
*	Pacific Biosciences of California Inc.	155,563	291
*	Lyell Immunopharma Inc.	9,320	287
*	Vanda Pharmaceuticals Inc.	32,291	285
*	AngioDynamics Inc.	22,092	284
*	Zevra Therapeutics Inc.	31,625	283
*	Alto Neuroscience Inc.	15,874	283
*	HeartFlow Inc.	9,621	280
*	Evolent Health Inc. Class A	69,541	278
*	Varex Imaging Corp.	23,210	270
*	Absci Corp.	77,245	270
*	Ironwood Pharmaceuticals Inc. Class A	77,833	262
*	Claritev Corp. Class A	6,051	259
*	Personalis Inc.	32,307	257
*	Enhabit Inc.	27,672	255
*	Ocugen Inc.	187,541	253
*	LB Pharmaceuticals Inc.	11,076	247
*	Akebia Therapeutics Inc.	151,441	244
*	RxSight Inc.	23,261	242
*	OPKO Health Inc.	191,393	241
*	4D Molecular Therapeutics Inc.	31,864	239
*	Talkspace Inc.	65,383	237
*	Eton Pharmaceuticals Inc.	13,900	235
*	NeuroPace Inc.	15,234	235
*	ClearPoint Neuro Inc.	17,134	234
*	Enanta Pharmaceuticals Inc.	14,637	231
*	Cerus Corp.	109,208	225
*,2	LENZ Therapeutics Inc.	14,079	225
*	Keros Therapeutics Inc.	11,006	224
*	Evolus Inc.	32,737	218
*	Ginkgo Bioworks Holdings Inc. Class A	26,211	218
*	Altimmune Inc.	60,152	217
*	Standard BioTools Inc.	168,508	216
*	Assembly Biosciences Inc.	6,351	216
*	BioAge Labs Inc.	16,123	213
*	Kyverna Therapeutics Inc.	22,459	211
*	Solid Biosciences Inc.	36,980	209
*	TruBridge Inc.	9,434	208
*	Community Health Systems Inc.	64,983	203
*	Maravai LifeSciences Holdings Inc. Class A	62,539	203
*	Monopar Therapeutics Inc.	3,065	200
*	XOMA Royalty Corp.	7,501	199
*	Avalo Therapeutics Inc.	10,852	197
*	Prime Medicine Inc.	56,458	196
*	Immuneering Corp. Class A	29,577	195
*	X4 Pharmaceuticals Inc.	48,782	195
*	Entrada Therapeutics Inc.	18,897	194
*	Forte Biosciences Inc.	6,989	191
*	Billiontoone Inc. Class A	2,332	191
*	Contineum Therapeutics Inc. Class A	16,648	190
*	Aclaris Therapeutics Inc.	60,100	181
*	Aldeyra Therapeutics Inc.	34,700	180
*	Delcath Systems Inc.	17,716	179
*	Benitec Biopharma Inc.	13,314	179
*	Niagen Bioscience Inc.	27,560	175
*	Oncology Institute Inc.	49,126	175
*	Owlet Inc. Class A	10,791	175
*,2	Anavex Life Sciences Corp.	48,976	174
*	PepGen Inc.	26,673	174
*	OrthoPediatrics Corp.	9,694	172
*	Bioventus Inc. Class A	23,179	172
*	Organogenesis Holdings Inc. Class A	32,911	170
*	Puma Biotechnology Inc.	28,100	167
*	Atea Pharmaceuticals Inc.	46,519	166

Balanced Index Fund
		Shares	Market Value• ($000)
*	Rocket Pharmaceuticals Inc.	46,585	164
*	Aura Biosciences Inc.	29,683	162
*	Design Therapeutics Inc.	17,141	161
	National Research Corp.	8,513	160
*	Fractyl Health Inc.	71,631	158
*	Quanterix Corp.	24,560	156
*	Lineage Cell Therapeutics Inc.	92,474	154
*	GoodRx Holdings Inc. Class A	56,002	152
*	Protara Therapeutics Inc.	28,387	151
*	Heron Therapeutics Inc.	115,110	150
*,2	Pulse Biosciences Inc.	10,929	150
*	Neurogene Inc.	7,268	150
*	Abeona Therapeutics Inc.	27,928	147
*	MapLight Therapeutics Inc.	8,330	146
*	Candel Therapeutics Inc.	25,307	143
*	KORU Medical Systems Inc.	24,374	142
*	Achieve Life Sciences Inc.	28,576	142
*	Lexicon Pharmaceuticals Inc.	122,411	141
*	Larimar Therapeutics Inc.	36,944	141
*	Voyager Therapeutics Inc.	35,606	140
*	Sight Sciences Inc.	17,683	140
*	SANUWAVE Health Inc.	4,706	140
*	Owens & Minor Inc.	48,573	136
*	Tectonic Therapeutic Inc.	6,494	135
*	agilon health Inc.	191,805	132
*	Inhibikase Therapeutics Inc.	63,298	130
*,2	Semler Scientific Inc.	8,361	128
*	Allogene Therapeutics Inc.	89,181	122
*,2	Tonix Pharmaceuticals Holding Corp.	7,807	122
	SIGA Technologies Inc.	19,821	121
*	Ardent Health Inc.	13,686	121
*	Inogen Inc.	17,882	120
*	CAMP4 Therapeutics Corp.	19,471	119
	Utah Medical Products Inc.	2,090	117
*	Aardvark Therapeutics Inc.	8,867	116
*	Editas Medicine Inc.	55,877	115
*,2	Vor BioPharma Inc.	8,800	115
*	Electromed Inc.	3,905	114
*,2	Galectin Therapeutics Inc.	26,902	112
*	OraSure Technologies Inc.	45,774	111
*	Perspective Therapeutics Inc.	40,160	110
*	Fennec Pharmaceuticals Inc.	14,096	109
*	Senseonics Holdings Inc.	19,830	109
*	Cabaletta Bio Inc.	49,170	108
*	InfuSystem Holdings Inc.	12,079	108
*	Foghorn Therapeutics Inc.	19,962	108
*	Cardiff Oncology Inc.	37,450	105
*	Viemed Healthcare Inc.	14,040	104
*	Climb Bio Inc.	25,309	101
*,2	Humacyte Inc.	104,939	101
*	TriSalus Life Sciences Inc.	14,494	101
*	Lifecore Biomedical Inc.	12,208	100
*	CVRx Inc.	13,772	98
*	SAB Biotherapeutics Inc.	26,108	98
*	OptimizeRx Corp.	7,875	97
*	Sonida Senior Living Inc.	2,933	96
*	Rezolute Inc.	40,879	96
*,2	Greenwich Lifesciences Inc.	4,437	93
*	Anika Therapeutics Inc.	9,542	92
*,2	Coherus Oncology Inc.	65,031	92
*	Quince Therapeutics Inc.	27,442	92
*	Quantum-Si Inc.	83,559	92
*	Sagimet Biosciences Inc. Class A	15,559	92
*	Shattuck Labs Inc.	24,751	90
*	OmniAb Inc.	48,809	90
*	Prelude Therapeutics Inc.	30,675	89
*	Orchestra BioMed Holdings Inc.	21,354	89
*	Evommune Inc.	5,179	89
*,2	Crescent Biopharma Inc.	7,426	88
*	Corbus Pharmaceuticals Holdings Inc.	10,688	87

Balanced Index Fund
		Shares	Market Value• ($000)
*	C4 Therapeutics Inc.	45,085	86
*	Quipt Home Medical Corp.	24,495	86
*	Tenaya Therapeutics Inc.	118,382	84
*	LENSAR Inc.	7,146	83
*	Alector Inc.	52,271	82
*	Arcturus Therapeutics Holdings Inc.	13,374	82
*	LifeMD Inc.	23,838	81
*	Journey Medical Corp.	10,549	81
*	Genelux Corp.	18,629	81
*	Omada Health Inc.	5,064	80
*	Stereotaxis Inc.	34,516	79
*	Surrozen Inc.	3,495	79
*	Sangamo Therapeutics Inc.	186,285	78
*	Streamex Corp.	25,599	78
*	Gyre Therapeutics Inc.	10,904	77
*	Mersana Therapeutics Inc.	2,622	76
*	Apyx Medical Corp.	21,359	75
*	Codexis Inc.	46,017	75
*	Neumora Therapeutics Inc.	41,991	75
*	Nautilus Biotechnology Inc.	36,763	72
*,2	Fortress Biotech Inc.	19,280	71
*	Nkarta Inc.	38,071	70
*	Definitive Healthcare Corp. Class A	23,692	68
*,2	Rani Therapeutics Holdings Inc. Class A	49,891	67
*	Black Diamond Therapeutics Inc.	27,000	66
*	Seer Inc. Class A	36,017	66
*	Eledon Pharmaceuticals Inc.	43,564	66
*	Immix Biopharma Inc.	12,561	66
	Acme United Corp.	1,623	65
*	Microbot Medical Inc.	32,414	65
*,2	Avita Medical Inc.	18,756	65
*	Unicycive Therapeutics Inc.	11,337	65
*	Pelthos Therapeutics Inc.	2,089	65
*	CareCloud Inc.	21,768	64
*	Agenus Inc.	20,381	64
*	Fate Therapeutics Inc.	63,965	63
*	Equillium Inc.	40,107	62
*	Innovage Holding Corp.	11,876	62
*	Context Therapeutics Inc.	42,444	62
*	Nuvectis Pharma Inc.	8,235	62
*	vTv Therapeutics Inc. Class A	1,538	62
*	Tenax Therapeutics Inc.	5,076	62
*	MacroGenics Inc.	38,094	61
*	Caribou Biosciences Inc.	38,318	61
*	Turn Therapeutics Inc.	15,576	61
*	Lucid Diagnostics Inc.	55,260	60
*	Insight Molecular Diagnostics Inc.	7,927	59
*	Atossa Therapeutics Inc.	98,096	58
*,2	HeartBeam Inc.	23,585	57
*	Sutro Biopharma Inc.	4,908	57
*	Anixa Biosciences Inc.	17,968	56
*	Acumen Pharmaceuticals Inc.	26,300	56
*	Biote Corp. Class A	21,603	56
*	Cassava Sciences Inc.	27,129	54
*	Opus Genetics Inc.	27,110	54
*	Elicio Therapeutics Inc.	6,733	54
*	Inovio Pharmaceuticals Inc.	30,809	54
*	Exagen Inc.	8,667	53
*	Precision BioSciences Inc.	12,753	53
*	ImageneBio Inc.	7,728	53
*	Tela Bio Inc.	44,248	52
*	Cognition Therapeutics Inc.	38,785	52
*	Cartesian Therapeutics Inc.	7,206	52
*	NRX Therapeutics Inc.	19,308	52
*	Atara Biotherapeutics Inc.	2,901	52
*	Grace Therapeutics Inc.	14,881	52
*	Mira Pharmaceuticals Inc.	34,247	52
*,2	Seres Therapeutics Inc.	3,498	52
*	Accuray Inc.	61,258	51
*	Kalaris Therapeutics Inc.	6,002	51

Balanced Index Fund
		Shares	Market Value• ($000)
*	Adicet Bio Inc.	6,046	51
*	Immunic Inc.	94,423	50
*	Instil Bio Inc.	4,562	50
*	Jasper Therapeutics Inc.	27,174	50
*	Kezar Life Sciences Inc.	7,937	50
*	NextCure Inc.	3,512	50
*	Carlsmed Inc.	3,964	49
*	Ovid therapeutics Inc.	29,221	48
*	Whitehawk Therapeutics Inc.	20,000	48
*	Hyperfine Inc. Class A	49,514	48
*	Shoulder Innovations Inc.	3,347	48
*	Zentalis Pharmaceuticals Inc.	34,483	47
*	Pulmonx Corp.	21,458	47
*	TScan Therapeutics Inc.	46,729	47
*	MAIA Biotechnology Inc.	30,488	47
*	Metagenomi Inc.	28,736	47
*	Sensus Healthcare Inc.	11,601	46
*	Annovis Bio Inc.	13,193	46
*	908 Devices Inc.	8,765	46
*	Biomea Fusion Inc.	37,201	46
*	Acrivon Therapeutics Inc.	19,157	46
*	Coya Therapeutics Inc.	7,974	46
*	Lumexa Imaging Holdings Inc.	2,469	46
*	Armata Pharmaceuticals Inc.	7,181	45
*	aTyr Pharma Inc.	56,846	45
*	DocGo Inc.	51,107	45
*	Outset Medical Inc.	12,023	45
*	Pro-Dex Inc.	1,148	44
*	Pliant Therapeutics Inc.	36,322	44
*	Vivani Medical Inc.	35,971	44
*	Karyopharm Therapeutics Inc.	6,035	44
*	Neonc Technologies Holdings Inc.	5,336	44
*	Clene Inc.	7,267	43
*	Spero Therapeutics Inc.	18,197	42
*	PMV Pharmaceuticals Inc.	33,779	42
*	American Well Corp. Class A	8,536	42
*	Biodesix Inc.	6,234	42
*	Actuate Therapeutics Inc.	6,739	41
*	RCM Technologies Inc.	1,933	40
*	Actinium Pharmaceuticals Inc.	29,129	40
*	Rapid Micro Biosystems Inc. Class A	13,893	40
*	iBio Inc.	20,661	40
*	Outlook Therapeutics Inc.	25,000	40
*	Aligos Therapeutics Inc.	4,344	40
*	Coeptis Therapeutics Holdings Inc.	2,783	40
*	PDS Biotechnology Corp.	49,505	38
*	CEL-SCI Corp.	7,317	38
*	ALX Oncology Holdings Inc.	32,895	37
*	Cypherpunk Technologies Inc.	31,646	37
*,2	Sharps Technology Inc.	18,116	37
*	Neuronetics Inc.	26,296	36
*	Inmune Bio Inc.	23,364	36
*	Lite Strategy Inc.	27,624	36
*	Treace Medical Concepts Inc.	14,458	35
*	Sera Prognostics Inc. Class A	11,848	35
*	OneMedNet Corp.	31,447	35
*	Femasys Inc.	58,473	34
*	AirSculpt Technologies Inc.	16,447	33
*	Korro Bio Inc.	4,115	33
*	Assertio Holdings Inc.	3,642	33
*	Alpha Teknova Inc.	8,236	31
*	Pyxis Oncology Inc.	26,866	31
*	Scilex Holding Co.	2,317	28
*	RenovoRx Inc.	31,774	27
*	Sanara Medtech Inc.	1,125	26
*	CytoSorbents Corp.	35,641	23
*	TuHURA Biosciences Inc.	30,000	23
*	Rafael Holdings Inc. Class B	18,676	22
*	Reviva Pharmaceuticals Holdings Inc.	73,649	21
*	Atlantic International Corp.	15,901	21

Balanced Index Fund
		Shares	Market Value• ($000)
*	Cumberland Pharmaceuticals Inc.	4,404	18
*	Skye Bioscience Inc.	17,647	13
			3,666,424
Industrials (7.4%)
	Visa Inc. Class A	965,666	338,669
	Mastercard Inc. Class A	459,314	262,213
	GE Aerospace	572,903	176,471
	Caterpillar Inc.	267,526	153,258
	RTX Corp.	766,876	140,645
	American Express Co.	275,975	102,097
	GE Vernova Inc.	155,001	101,304
*	Boeing Co.	447,396	97,139
	Accenture plc Class A	356,199	95,568
	Capital One Financial Corp.	363,692	88,144
	Union Pacific Corp.	339,814	78,606
	Honeywell International Inc.	362,874	70,793
	Eaton Corp. plc	221,888	70,674
	Deere & Co.	146,801	68,346
	Lockheed Martin Corp.	132,366	64,021
	Parker-Hannifin Corp.	72,227	63,485
	Automatic Data Processing Inc.	231,810	59,628
	Trane Technologies plc	126,869	49,377
	3M Co.	303,207	48,543
	CRH plc	382,174	47,695
	Howmet Aerospace Inc.	229,287	47,008
	General Dynamics Corp.	139,285	46,892
	Northrop Grumman Corp.	81,654	46,560
	Sherwin-Williams Co.	134,568	43,604
	TransDigm Group Inc.	32,181	42,796
	Emerson Electric Co.	321,405	42,657
	United Parcel Service Inc. Class B	423,034	41,961
	Johnson Controls International plc	349,367	41,837
	Cummins Inc.	78,846	40,247
	Illinois Tool Works Inc.	158,399	39,014
	CSX Corp.	1,064,707	38,596
	Norfolk Southern Corp.	128,453	37,087
	Cintas Corp.	195,622	36,791
	Quanta Services Inc.	84,984	35,868
	FedEx Corp.	121,574	35,118
	PACCAR Inc.	299,762	32,827
	L3Harris Technologies Inc.	106,653	31,310
	PayPal Holdings Inc.	531,755	31,044
	United Rentals Inc.	36,182	29,283
	AMETEK Inc.	131,651	27,029
	WW Grainger Inc.	25,833	26,067
	Rockwell Automation Inc.	64,179	24,970
	Ferguson Enterprises Inc.	111,713	24,871
*	Axon Enterprise Inc.	42,720	24,262
	Carrier Global Corp.	454,879	24,036
*	Fair Isaac Corp.	12,865	21,750
	Vulcan Materials Co.	75,130	21,429
	Martin Marietta Materials Inc.	34,190	21,289
*	Rocket Lab Corp.	304,542	21,245
	Westinghouse Air Brake Technologies Corp.	97,568	20,826
	Paychex Inc.	184,604	20,709
*	Fiserv Inc.	305,414	20,515
*	Block Inc. Class A	311,287	20,262
*	Keysight Technologies Inc.	97,533	19,818
	Fidelity National Information Services Inc.	294,863	19,597
	Otis Worldwide Corp.	222,348	19,422
	Xylem Inc.	138,863	18,910
	Comfort Systems USA Inc.	20,018	18,683
	Verisk Analytics Inc.	79,464	17,775
	Ingersoll Rand Inc.	223,881	17,736
	Synchrony Financial	205,392	17,136
	Old Dominion Freight Line Inc.	106,480	16,696
*	Mettler-Toledo International Inc.	11,636	16,223
	EMCOR Group Inc.	25,401	15,540
	Dover Corp.	78,078	15,244

Balanced Index Fund
		Shares	Market Value• ($000)
	Equifax Inc.	69,376	15,053
*	Teledyne Technologies Inc.	26,706	13,640
	Hubbell Inc. Class B	30,228	13,425
	Veralto Corp.	134,285	13,399
	HEICO Corp. Class A	52,918	13,358
	PPG Industries Inc.	126,928	13,005
	Curtiss-Wright Corp.	21,191	11,682
	Smurfit WestRock plc	300,151	11,607
	FTAI Aviation Ltd.	58,935	11,601
	Expeditors International of Washington Inc.	76,065	11,334
*	Corpay Inc.	37,368	11,245
*	Affirm Holdings Inc. Class A	149,759	11,147
	CH Robinson Worldwide Inc.	66,998	10,771
*	Bloom Energy Corp. Class A	122,380	10,634
*	Trimble Inc.	134,125	10,509
	Packaging Corp. of America	50,504	10,415
	Woodward Inc.	34,408	10,402
	Global Payments Inc.	132,719	10,272
	Snap-on Inc.	29,395	10,130
	Fortive Corp.	178,762	9,869
	TransUnion	111,643	9,573
	Pentair plc	91,882	9,569
	DuPont de Nemours Inc.	236,229	9,496
	Dow Inc.	405,558	9,482
	nVent Electric plc	90,078	9,185
	BWX Technologies Inc.	52,548	9,082
	Jacobs Solutions Inc.	68,270	9,043
*	ATI Inc.	78,097	8,962
	Textron Inc.	101,217	8,823
	Lennox International Inc.	18,151	8,814
*	XPO Inc.	63,965	8,693
	JB Hunt Transport Services Inc.	43,775	8,507
	ITT Inc.	47,686	8,274
*	API Group Corp.	214,767	8,217
	Ball Corp.	154,054	8,160
*	MasTec Inc.	36,263	7,882
	Allegion plc	49,468	7,876
	Graco Inc.	95,269	7,809
	Carlisle Cos. Inc.	24,029	7,686
	IDEX Corp.	43,027	7,656
	Jack Henry & Associates Inc.	41,635	7,598
	Lincoln Electric Holdings Inc.	31,623	7,578
	Masco Corp.	119,290	7,570
	Huntington Ingalls Industries Inc.	22,032	7,492
	RPM International Inc.	71,598	7,446
	Nordson Corp.	30,677	7,376
*	Kratos Defense & Security Solutions Inc.	97,035	7,366
	AECOM	75,782	7,224
*	QXO Inc.	367,447	7,088
*	Zebra Technologies Corp. Class A	29,132	7,074
	WESCO International Inc.	27,973	6,843
	Crown Holdings Inc.	66,292	6,826
	Watsco Inc.	20,089	6,769
*	TopBuild Corp.	16,148	6,737
	Stanley Black & Decker Inc.	88,893	6,603
	Advanced Drainage Systems Inc.	44,718	6,477
	Acuity Inc.	17,608	6,340
*	Builders FirstSource Inc.	60,405	6,215
	MKS Inc.	38,651	6,176
	Donaldson Co. Inc.	66,524	5,898
	Booz Allen Hamilton Holding Corp.	69,747	5,884
*	SPX Technologies Inc.	28,647	5,731
*	Core & Main Inc. Class A	109,718	5,702
	Applied Industrial Technologies Inc.	21,712	5,575
	Regal Rexnord Corp.	38,203	5,361
*	Dycom Industries Inc.	15,817	5,345
*	Chart Industries Inc.	25,870	5,335
	Owens Corning	47,276	5,291
*	AeroVironment Inc.	21,629	5,232
	Crane Co.	28,083	5,179

Balanced Index Fund
		Shares	Market Value• ($000)
*	Sterling Infrastructure Inc.	16,770	5,135
	HEICO Corp.	15,785	5,108
	Flowserve Corp.	73,055	5,069
	Tetra Tech Inc.	150,024	5,032
*	Saia Inc.	15,318	5,002
	Armstrong World Industries Inc.	24,811	4,741
*	Karman Holdings Inc.	64,654	4,731
	Allison Transmission Holdings Inc.	47,692	4,669
	Genpact Ltd.	99,111	4,636
	Knight-Swift Transportation Holdings Inc. Class A	88,600	4,632
	AptarGroup Inc.	37,855	4,617
*	Generac Holdings Inc.	33,748	4,602
	Valmont Industries Inc.	11,370	4,574
	Oshkosh Corp.	36,229	4,551
	JBT Marel Corp.	29,879	4,502
	Toro Co.	56,249	4,428
	A O Smith Corp.	65,197	4,360
	Watts Water Technologies Inc. Class A	15,743	4,345
	CNH Industrial NV	468,125	4,316
	Zurn Elkay Water Solutions Corp.	91,694	4,263
	Ryder System Inc.	22,093	4,228
*	Joby Aviation Inc.	314,652	4,153
*	Modine Manufacturing Co.	30,272	4,042
	Moog Inc. Class A	16,341	3,980
*	Axalta Coating Systems Ltd.	122,707	3,965
*	Middleby Corp.	26,070	3,876
	Simpson Manufacturing Co. Inc.	23,856	3,852
	Eagle Materials Inc.	18,430	3,809
*	Paylocity Holding Corp.	24,962	3,807
	AGCO Corp.	36,444	3,802
	Federal Signal Corp.	34,956	3,796
	Esab Corp.	33,307	3,721
	Air Lease Corp. Class A	57,809	3,713
*	ExlService Holdings Inc.	86,773	3,683
*	Fluor Corp.	92,779	3,677
	Primoris Services Corp.	29,491	3,661
	Littelfuse Inc.	14,280	3,612
	MSA Safety Inc.	22,540	3,610
*	Aurora Innovation Inc. Class A	918,606	3,527
	Sealed Air Corp.	84,574	3,504
	GATX Corp.	20,569	3,489
*	GXO Logistics Inc.	65,880	3,468
	Cognex Corp.	96,098	3,458
	Fortune Brands Innovations Inc.	69,113	3,457
	Installed Building Products Inc.	13,266	3,441
	UL Solutions Inc. Class A	43,553	3,435
*	Kirby Corp.	31,107	3,427
	Ralliant Corp.	64,873	3,303
*	Mohawk Industries Inc.	30,203	3,301
*	Gates Industrial Corp. plc	149,594	3,212
*	Mirion Technologies Inc. Class A	135,069	3,163
	EnerSys	21,233	3,116
	Vontier Corp.	83,629	3,109
*	FTI Consulting Inc.	17,764	3,035
	AAON Inc.	39,789	3,034
	Arcosa Inc.	28,203	2,999
	Badger Meter Inc.	16,957	2,957
*	WEX Inc.	19,750	2,942
	Granite Construction Inc.	25,281	2,916
	Louisiana-Pacific Corp.	35,994	2,907
	ESCO Technologies Inc.	14,838	2,899
*	ACI Worldwide Inc.	59,354	2,838
	Landstar System Inc.	19,744	2,837
*	BILL Holdings Inc.	51,880	2,830
	Herc Holdings Inc.	19,040	2,825
	CSW Industrials Inc.	9,562	2,807
	Brink's Co.	23,921	2,792
	Sensata Technologies Holding plc	83,819	2,790
	Brunswick Corp.	37,458	2,781
*	Resideo Technologies Inc.	77,508	2,722

Balanced Index Fund
		Shares	Market Value• ($000)
	Maximus Inc.	31,314	2,703
*	Construction Partners Inc. Class A	24,816	2,694
	Belden Inc.	22,625	2,637
	Enpro Inc.	12,113	2,594
*	Planet Labs PBC	131,182	2,587
	Graphic Packaging Holding Co.	169,665	2,555
*	Everus Construction Group Inc.	29,322	2,509
	Sonoco Products Co.	56,682	2,474
*	Itron Inc.	26,354	2,447
*	Amentum Holdings Inc.	84,043	2,437
*	Archer Aviation Inc. Class A	318,396	2,394
*	OSI Systems Inc.	9,276	2,366
	Argan Inc.	7,519	2,356
*,2	Shift4 Payments Inc. Class A	36,967	2,328
	ADT Inc.	285,418	2,303
*	Knife River Corp.	32,586	2,292
*,2	Symbotic Inc. Class A	38,234	2,275
*	Mercury Systems Inc.	31,087	2,270
	Matson Inc.	18,012	2,225
	VSE Corp.	12,719	2,197
*	Trex Co. Inc.	61,746	2,166
	Mueller Water Products Inc. Class A	89,925	2,142
*	Eos Energy Enterprises Inc.	186,392	2,136
	Franklin Electric Co. Inc.	21,774	2,080
*	Ondas Holdings Inc.	211,803	2,067
	MSC Industrial Direct Co. Inc. Class A	24,103	2,027
	Exponent Inc.	28,748	1,997
*	IES Holdings Inc.	5,133	1,997
	Korn Ferry	30,045	1,984
	Patrick Industries Inc.	18,178	1,971
	Silgan Holdings Inc.	48,656	1,964
*	MYR Group Inc.	8,983	1,963
*	Verra Mobility Corp. Class A	87,252	1,955
	Otter Tail Corp.	24,023	1,941
	Kadant Inc.	6,775	1,931
*	StandardAero Inc.	67,318	1,931
	Terex Corp.	35,822	1,912
	Brady Corp. Class A	23,883	1,872
	WillScot Holdings Corp.	99,421	1,872
	AZZ Inc.	17,298	1,854
	HB Fuller Co.	31,155	1,852
*	Hayward Holdings Inc.	118,736	1,834
*	AAR Corp.	21,545	1,784
	Powell Industries Inc.	5,565	1,774
	Griffon Corp.	23,758	1,750
	Tutor Perini Corp.	26,074	1,747
*	Euronet Worldwide Inc.	22,731	1,730
*	Huron Consulting Group Inc.	9,925	1,716
	REV Group Inc.	27,867	1,695
	Western Union Co.	181,939	1,694
*	Loar Holdings Inc.	24,242	1,648
	UniFirst Corp.	8,474	1,635
*	NCR Atleos Corp.	42,755	1,629
	Leonardo DRS Inc.	45,879	1,564
	Boise Cascade Co.	21,004	1,546
*	CBIZ Inc.	29,941	1,511
	Standex International Corp.	6,944	1,509
	ABM Industries Inc.	35,597	1,506
	Robert Half Inc.	55,256	1,501
	McGrath RentCorp	14,037	1,473
*	Vicor Corp.	13,257	1,453
	Hub Group Inc. Class A	33,178	1,414
*	Upwork Inc.	71,252	1,412
	International Seaways Inc.	28,563	1,387
	Crane NXT Co.	27,983	1,317
*	Remitly Global Inc.	94,637	1,306
*	O-I Glass Inc.	87,287	1,288
	Hillenbrand Inc.	40,303	1,278
	Kennametal Inc.	43,725	1,242
*	Centuri Holdings Inc.	49,090	1,240

Balanced Index Fund
		Shares	Market Value• ($000)
*	GEO Group Inc.	76,083	1,226
	Trinity Industries Inc.	46,032	1,217
	Atkore Inc.	19,166	1,212
*	RXO Inc.	92,706	1,172
	Enerpac Tool Group Corp. Class A	30,518	1,167
	Bel Fuse Inc. Class B	6,845	1,161
*	ASGN Inc.	23,207	1,118
*	CoreCivic Inc.	57,253	1,094
*	Marqeta Inc. Class A	223,139	1,060
	EVERTEC Inc.	35,984	1,047
*	CECO Environmental Corp.	17,471	1,046
	Helios Technologies Inc.	19,056	1,019
	Alamo Group Inc.	6,001	1,007
*	Astronics Corp.	18,562	1,007
*	Hillman Solutions Corp.	112,954	978
*	Legalzoom.com Inc.	97,843	972
*,2	Intuitive Machines Inc. Class A	59,808	971
	Greif Inc. Class A	14,321	970
	Werner Enterprises Inc.	32,193	966
	TriNet Group Inc.	16,265	962
*	Payoneer Global Inc.	170,584	959
	ArcBest Corp.	12,744	945
*	Flywire Corp.	65,736	931
	ICF International Inc.	10,701	913
*	Paymentus Holdings Inc. Class A	28,818	910
	Pitney Bowes Inc.	83,453	882
*	Blue Bird Corp.	18,230	857
*	Legence Corp. Class A	19,884	856
	Albany International Corp. Class A	16,551	839
*	Willdan Group Inc.	8,078	837
*	Gibraltar Industries Inc.	16,686	825
	Napco Security Technologies Inc.	19,520	814
*	PureCycle Technologies Inc.	93,329	802
*	Masterbrand Inc.	72,532	801
*	DXP Enterprises Inc.	7,285	800
	ManpowerGroup Inc.	26,875	799
	Greenbrier Cos. Inc.	16,984	794
*	V2X Inc.	14,553	794
	United States Lime & Minerals Inc.	6,599	790
*,2	Enovix Corp.	106,880	781
	Tennant Co.	10,460	771
	Insperity Inc.	19,829	768
*	Ducommun Inc.	7,915	753
	TriMas Corp.	20,501	727
	CRA International Inc.	3,597	722
	Lindsay Corp.	6,104	719
*	CompoSecure Inc. Class A	36,461	703
*	Proto Labs Inc.	13,663	691
*	Evolv Technologies Holdings Inc.	95,582	684
*	Donnelley Financial Solutions Inc.	14,536	679
*	Thermon Group Holdings Inc.	18,022	670
	Cadre Holdings Inc.	16,030	655
	Schneider National Inc. Class B	24,564	652
*	First Advantage Corp.	44,825	651
*	Cimpress plc	9,673	644
*	Sezzle Inc.	9,946	631
	Perella Weinberg Partners Class A	36,304	628
	Gorman-Rupp Co.	12,400	592
	Deluxe Corp.	25,907	579
	Astec Industries Inc.	13,283	575
*	Beta Technologies Inc. Class A	18,745	529
*	Resolute Holdings Management Inc.	2,451	506
*	BrightView Holdings Inc.	39,879	505
*	Limbach Holdings Inc.	6,341	494
*	Great Lakes Dredge & Dock Corp.	37,383	490
	Barrett Business Services Inc.	13,490	488
*,2	Alliance Laundry Holdings Inc.	23,482	478
*	Janus International Group Inc.	72,876	477
	Alight Inc. Class A	243,694	475
*	Amprius Technologies Inc.	59,596	470

Balanced Index Fund
		Shares	Market Value• ($000)
	Allient Inc.	8,564	460
*	Montrose Environmental Group Inc.	18,091	449
*	Forward Air Corp.	17,444	436
	Apogee Enterprises Inc.	11,862	432
	Vestis Corp.	63,797	426
*	American Woodmark Corp.	7,867	424
	Douglas Dynamics Inc.	12,397	405
	Myers Industries Inc.	21,544	403
*	Babcock & Wilcox Enterprises Inc.	62,625	397
*	Graham Corp.	6,141	394
	Quanex Building Products Corp.	25,058	385
*	Cantaloupe Inc.	36,293	385
*	Energy Recovery Inc.	28,018	378
	Marten Transport Ltd.	32,962	375
*	Green Dot Corp. Class A	29,098	373
	Insteel Industries Inc.	10,851	344
*	Transcat Inc.	5,740	326
*	LightPath Technologies Inc. Class A	30,132	325
*,2	Redwire Corp.	42,825	325
*	I3 Verticals Inc. Class A	12,808	323
	National Presto Industries Inc.	2,981	318
*	Microvast Holdings Inc.	113,252	317
*	BlackSky Technology Inc. Class A	16,466	309
	Kforce Inc.	9,962	308
	Cass Information Systems Inc.	7,364	306
	LSI Industries Inc.	16,459	302
*	BlueLinx Holdings Inc.	4,788	294
	Columbus McKinnon Corp.	17,002	293
*,2	Firefly Aerospace Inc.	12,796	286
*	CryoPort Inc.	28,888	277
	Preformed Line Products Co.	1,334	276
*	Vishay Precision Group Inc.	7,142	275
	Greif Inc. Class B	3,674	274
*	Power Solutions International Inc.	4,782	273
	FTAI Infrastructure Inc.	58,749	271
*	International Money Express Inc.	17,038	262
	Miller Industries Inc.	6,700	250
*	Bowman Consulting Group Ltd.	7,408	245
	Ennis Inc.	13,575	244
*	Manitowoc Co. Inc.	19,712	236
*	Lightbridge Corp.	18,394	233
	Mesa Laboratories Inc.	2,882	226
*	Richtech Robotics Inc. Class B	68,327	221
*	Eve Holding Inc.	54,216	216
	Luxfer Holdings plc	15,807	214
	Heartland Express Inc.	23,569	213
*	Orion Group Holdings Inc.	20,493	204
	Hyster-Yale Inc.	6,785	202
*	Voyager Technologies Inc. Class A	7,673	201
	Park Aerospace Corp.	9,391	200
*	Titan International Inc.	24,716	194
*	Atlanticus Holdings Corp.	2,887	193
*	Frequency Electronics Inc.	3,546	191
	Willis Lease Finance Corp.	1,364	185
	Covenant Logistics Group Inc. Class A	8,252	182
	Wabash National Corp.	21,024	182
*	Custom Truck One Source Inc.	29,740	171
*	Hudson Technologies Inc.	24,429	167
*	Repay Holdings Corp. Class A	45,790	167
*	Titan Machinery Inc.	10,970	165
*	Innovative Solutions & Support Inc.	8,643	164
*	Ranpak Holdings Corp. Class A	30,279	164
*	Conduent Inc.	85,066	163
*	CEA Industries Inc.	25,381	163
*	Mayville Engineering Co. Inc.	8,494	159
*	Strata Critical Medical Inc.	32,828	158
*	Byrna Technologies Inc.	9,277	156
*	Cross Country Healthcare Inc.	19,178	155
	Kelly Services Inc. Class A	17,501	154
*	Hyliion Holdings Corp.	83,600	154

Balanced Index Fund
		Shares	Market Value• ($000)
*	Mistras Group Inc.	11,875	150
*	Aspen Aerogels Inc.	52,096	147
*	Pattern Group Inc. Class A	12,740	147
*	3D Systems Corp.	80,934	143
*	ZipRecruiter Inc. Class A	36,708	143
*	AerSale Corp.	19,557	139
	Twin Disc Inc.	8,259	138
*	JELD-WEN Holding Inc.	53,779	132
*	Target Hospitality Corp.	16,505	132
*	Radiant Logistics Inc.	20,210	128
*	Paysign Inc.	24,496	126
*	Proficient Auto Logistics Inc.	13,115	126
*	L B Foster Co. Class A	4,583	124
	Information Services Group Inc.	21,352	123
*	Distribution Solutions Group Inc.	4,483	123
*	Taylor Devices Inc.	2,102	123
*	TaskUS Inc. Class A	9,989	118
*	Franklin Covey Co.	6,945	117
*,2	Virgin Galactic Holdings Inc.	35,890	115
*	FreightCar America Inc.	10,256	114
*	Spire Global Inc.	14,787	111
	Karat Packaging Inc.	4,874	110
	Park-Ohio Holdings Corp.	4,894	102
*	Sky Harbour Group Corp. Class A	10,867	97
	Quad/Graphics Inc.	15,325	96
	EVI Industries Inc.	3,846	95
*	Satellogic Inc. Class A	50,194	94
*	TrueBlue Inc.	19,732	90
*	M-Tron Industries Inc.	1,581	84
*	SKYX Platforms Corp.	38,448	83
	Concrete Pumping Holdings Inc.	11,630	78
*,2	TSS Inc.	10,875	77
*	Acacia Research Corp.	20,392	76
*	Core Molding Technologies Inc.	3,736	75
*	Smith-Midland Corp.	2,056	75
*	Priority Technology Holdings Inc.	13,539	74
*,2	Palladyne AI Corp.	16,506	70
*	Gencor Industries Inc.	5,230	68
	Alta Equipment Group Inc.	14,800	68
	Kronos Worldwide Inc.	14,677	65
	Resources Connection Inc.	12,767	64
	Espey Manufacturing & Electronics Corp.	1,305	62
*	Forrester Research Inc.	7,174	58
*,2	Velo3D Inc.	4,230	58
*	Tecogen Inc.	11,037	55
*	CPI Card Group Inc.	3,680	54
	Universal Logistics Holdings Inc.	3,546	54
*	Bridger Aerospace Group Holdings Inc.	28,902	53
*	Coda Octopus Group Inc.	5,556	52
	Eastern Co.	2,595	51
*	Wrap Technologies Inc.	21,600	51
*	AIRO Group Holdings Inc.	6,295	51
*	Safe Pro Group Inc.	12,048	50
*	SoundThinking Inc.	6,113	49
*	AirJoule Technologies Corp.	12,411	49
*	AEye Inc.	26,152	48
*	TTEC Holdings Inc.	13,047	47
*	RF Industries Ltd.	7,937	46
*	Advantage Solutions Inc.	52,496	46
*	Optex Systems Holdings Inc.	3,264	46
	BGSF Inc.	9,700	45
*	Team Inc.	3,165	45
*	Orion Energy Systems Inc.	2,841	44
*	DHI Group Inc.	25,512	40
*	Andersen Group Inc. Class A	1,495	39
*	Commercial Vehicle Group Inc.	26,700	38
*	Ultralife Corp.	6,533	37
*	VirTra Inc.	8,836	37
*	Knightscope Inc. Class A	10,000	37
*	AgEagle Aerial Systems Inc.	43,103	35

Balanced Index Fund
		Shares	Market Value• ($000)
*	PAMT Corp.	2,804	34
*	Hurco Cos. Inc.	1,681	26
*	Broadwind Inc.	8,444	24
*	Cardinal Infrastructure Group Inc. Class A	715	17
			4,526,738
Real Estate (1.4%)
	Welltower Inc.	392,369	72,828
	Prologis Inc.	529,574	67,605
	American Tower Corp.	267,606	46,984
	Equinix Inc.	56,159	43,027
	Simon Property Group Inc.	177,493	32,856
	Digital Realty Trust Inc.	196,168	30,349
	Realty Income Corp.	525,945	29,647
*	CBRE Group Inc. Class A	170,277	27,379
	Public Storage	90,203	23,408
	Crown Castle Inc.	247,629	22,007
	Ventas Inc.	268,110	20,746
	VICI Properties Inc. Class A	608,385	17,108
*	CoStar Group Inc.	243,616	16,381
	Extra Space Storage Inc.	120,525	15,695
	AvalonBay Communities Inc.	80,567	14,608
	Iron Mountain Inc.	159,615	13,240
	Equity Residential	205,316	12,943
	SBA Communications Corp.	60,128	11,631
	Weyerhaeuser Co.	414,306	9,815
	Essex Property Trust Inc.	36,245	9,485
	Mid-America Apartment Communities Inc.	66,050	9,175
	Invitation Homes Inc.	326,262	9,067
*	Jones Lang LaSalle Inc.	26,500	8,916
	Sun Communities Inc.	71,101	8,810
	WP Carey Inc.	124,004	7,981
	Kimco Realty Corp.	390,305	7,911
	Omega Healthcare Investors Inc.	170,090	7,542
	Regency Centers Corp.	105,096	7,255
	Host Hotels & Resorts Inc.	395,213	7,007
	UDR Inc.	190,064	6,971
*	Zillow Group Inc. Class C	99,229	6,769
	Gaming & Leisure Properties Inc.	150,855	6,742
	Camden Property Trust	61,152	6,732
	Healthpeak Properties Inc.	399,365	6,422
	Equity LifeStyle Properties Inc.	105,891	6,418
	Lamar Advertising Co. Class A	49,802	6,304
	BXP Inc.	91,087	6,146
	American Homes 4 Rent Class A	180,972	5,809
	EastGroup Properties Inc.	30,669	5,463
	Rexford Industrial Realty Inc.	133,751	5,179
	Federal Realty Investment Trust	49,713	5,011
	American Healthcare REIT Inc.	106,350	5,005
	Alexandria Real Estate Equities Inc.	99,494	4,869
	Agree Realty Corp.	66,042	4,757
	CubeSmart	131,104	4,726
	CareTrust REIT Inc.	128,325	4,640
	Brixmor Property Group Inc.	175,818	4,610
	First Industrial Realty Trust Inc.	76,129	4,360
	NNN REIT Inc.	109,050	4,322
	STAG Industrial Inc.	107,302	3,944
	Terreno Realty Corp.	59,199	3,476
	Healthcare Realty Trust Inc. Class A	202,145	3,426
*	Compass Inc. Class A	322,726	3,411
	Essential Properties Realty Trust Inc.	113,917	3,379
	Vornado Realty Trust	99,340	3,306
	Ryman Hospitality Properties Inc.	34,451	3,260
	Kite Realty Group Trust	124,422	2,982
	Sabra Health Care REIT Inc.	143,968	2,727
*	Opendoor Technologies Inc.	466,119	2,717
	Macerich Co.	146,573	2,706
	Millrose Properties Inc.	88,536	2,645
	Phillips Edison & Co. Inc.	72,425	2,576
	Kilroy Realty Corp.	67,894	2,537

Balanced Index Fund
		Shares	Market Value• ($000)
	Cousins Properties Inc.	96,450	2,486
	Independence Realty Trust Inc.	137,356	2,401
	HA Sustainable Infrastructure Capital Inc.	72,957	2,293
	Tanger Inc.	66,316	2,213
	EPR Properties	44,185	2,205
*	Cushman & Wakefield Ltd.	132,046	2,138
	Americold Realty Trust Inc.	163,835	2,107
	Outfront Media Inc.	86,598	2,087
	National Health Investors Inc.	25,967	1,983
	SL Green Realty Corp.	40,843	1,873
	COPT Defense Properties	65,119	1,810
	Broadstone Net Lease Inc.	102,736	1,784
	Rayonier Inc.	80,289	1,738
	PotlatchDeltic Corp.	42,196	1,678
*	Zillow Group Inc. Class A	24,054	1,641
	DigitalBridge Group Inc.	106,501	1,634
	Highwoods Properties Inc.	62,466	1,613
	LXP Industrial Trust	32,258	1,599
	Acadia Realty Trust	74,802	1,536
	Apple Hospitality REIT Inc.	122,092	1,447
	Urban Edge Properties	72,644	1,394
	Four Corners Property Trust Inc.	60,445	1,394
	Lineage Inc.	39,370	1,378
*	Howard Hughes Holdings Inc.	17,159	1,369
	Newmark Group Inc. Class A	78,375	1,359
[2]	Medical Properties Trust Inc.	259,362	1,297
	St. Joe Co.	21,720	1,289
	Curbline Properties Corp.	54,662	1,269
	InvenTrust Properties Corp.	44,598	1,258
	National Storage Affiliates Trust	39,951	1,127
	Global Net Lease Inc.	127,197	1,094
	Park Hotels & Resorts Inc.	103,178	1,079
	DiamondRock Hospitality Co.	117,653	1,054
	Douglas Emmett Inc.	91,606	1,007
	Sunstone Hotel Investors Inc.	109,501	979
	LTC Properties Inc.	27,441	943
	Getty Realty Corp.	33,320	912
	Alexander & Baldwin Inc.	43,062	889
	Elme Communities	49,939	869
	NETSTREIT Corp.	48,166	850
	Xenia Hotels & Resorts Inc.	55,627	787
	Innovative Industrial Properties Inc.	16,463	780
*	Anywhere Real Estate Inc.	54,116	766
	Pebblebrook Hotel Trust	65,512	742
	Sila Realty Trust Inc.	31,370	731
	UMH Properties Inc.	44,503	708
	Centerspace	9,621	642
	RLJ Lodging Trust	82,470	614
	Diversified Healthcare Trust	124,501	604
	Piedmont Realty Trust Inc.	71,907	600
	Veris Residential Inc.	39,580	589
	JBG SMITH Properties	34,162	581
	Kennedy-Wilson Holdings Inc.	60,126	581
	Smartstop Self Storage REIT Inc.	17,932	555
	Easterly Government Properties Inc. Class A	25,217	534
	eXp World Holdings Inc.	55,964	506
	Empire State Realty Trust Inc. Class A	77,006	502
	American Assets Trust Inc.	25,463	482
	Plymouth Industrial REIT Inc.	21,709	475
	Apartment Investment & Management Co. Class A	77,090	458
	CBL & Associates Properties Inc.	10,853	402
	Whitestone REIT	28,407	395
	Marcus & Millichap Inc.	13,777	376
	NexPoint Residential Trust Inc.	11,961	360
	CTO Realty Growth Inc.	18,608	343
	Armada Hoffler Properties Inc.	48,374	320
*	Hudson Pacific Properties Inc.	29,366	318
	Summit Hotel Properties Inc.	63,207	308
	Gladstone Commercial Corp.	28,553	305
*	Forestar Group Inc.	12,202	300

Balanced Index Fund
		Shares	Market Value• ($000)
	Peakstone Realty Trust	20,121	289
	Brandywine Realty Trust	93,178	272
	Saul Centers Inc.	8,462	267
	Universal Health Realty Income Trust	6,652	261
	Community Healthcare Trust Inc.	15,461	254
	Farmland Partners Inc.	24,578	238
	NET Lease Office Properties	9,086	234
	Global Medical REIT Inc.	6,905	233
	Postal Realty Trust Inc. Class A	12,803	207
	SITE Centers Corp.	31,876	205
	Gladstone Land Corp.	21,191	194
	One Liberty Properties Inc.	9,388	190
	Chatham Lodging Trust	27,755	189
	FrontView REIT Inc.	12,620	186
*	Tejon Ranch Co.	11,635	183
	City Office REIT Inc.	23,669	165
	Industrial Logistics Properties Trust	29,643	164
*	FRP Holdings Inc.	6,856	156
	Service Properties Trust	82,561	152
*	Sotherly Hotels Inc.	67,315	145
	Alpine Income Property Trust Inc.	7,700	129
	Braemar Hotels & Resorts Inc.	41,700	120
	RMR Group Inc. Class A	7,246	108
	BRT Apartments Corp.	6,605	97
	Orion Properties Inc.	42,982	97
*	Stratus Properties Inc.	3,856	93
*	Seaport Entertainment Group Inc.	4,483	89
*	Douglas Elliman Inc.	35,792	85
*	RE/MAX Holdings Inc. Class A	10,243	78
*	Star Holdings	8,489	70
	Alexander's Inc.	306	67
*	Maui Land & Pineapple Co. Inc.	3,612	61
	Modiv Industrial Inc. Class C	4,247	61
	Clipper Realty Inc.	14,451	55
	Franklin Street Properties Corp.	54,398	51
*,2	Fermi Inc.	6,163	49
*	Comstock Holding Cos. Inc. Class A	3,260	38
	Strawberry Fields REIT Inc.	2,515	33
*	reAlpha Tech Corp.	51,724	22
*	Altisource Portfolio Solutions SA	2,864	20
*	Offerpad Solutions Inc.	10,420	13
*	AMREP Corp.	407	8
	Bluerock Homes Trust Inc.	642	7
			848,128
Technology (23.5%)
	NVIDIA Corp.	13,201,039	2,461,993
	Apple Inc.	8,450,106	2,297,246
	Microsoft Corp.	4,250,393	2,055,575
	Alphabet Inc. Class A	3,326,595	1,041,224
	Broadcom Inc.	2,700,315	934,579
	Alphabet Inc. Class C	2,628,387	824,788
	Meta Platforms Inc. Class A	1,245,369	822,056
*	Palantir Technologies Inc. Class A	1,240,576	220,512
*	Advanced Micro Devices Inc.	930,646	199,307
	Oracle Corp.	977,845	190,592
	Micron Technology Inc.	643,283	183,599
	International Business Machines Corp.	534,541	158,336
	Salesforce Inc.	516,924	136,938
	Lam Research Corp.	717,916	122,893
	Applied Materials Inc.	455,386	117,030
	Intuit Inc.	159,146	105,422
	QUALCOMM Inc.	612,611	104,787
*	AppLovin Corp. Class A	140,670	94,786
	Amphenol Corp. Class A	699,642	94,550
	KLA Corp.	75,135	91,295
*	ServiceNow Inc.	592,804	90,812
	Texas Instruments Inc.	519,840	90,187
*	Intel Corp.	2,317,150	85,503
*	Adobe Inc.	239,343	83,768

Balanced Index Fund
		Shares	Market Value• ($000)
	Analog Devices Inc.	280,128	75,971
*	Palo Alto Networks Inc.	398,149	73,339
*	Crowdstrike Holdings Inc. Class A	136,271	63,878
*	Synopsys Inc.	106,030	49,804
*	Cadence Design Systems Inc.	155,487	48,602
*	DoorDash Inc. Class A	197,165	44,654
	Marvell Technology Inc.	492,253	41,832
*	Snowflake Inc. Class A	183,652	40,286
	Corning Inc.	440,066	38,532
	TE Connectivity plc	168,209	38,269
*	Autodesk Inc.	121,202	35,877
	Vertiv Holdings Co. Class A	218,036	35,324
*	Cloudflare Inc. Class A	170,776	33,668
	Western Digital Corp.	195,076	33,606
	Seagate Technology Holdings plc	121,861	33,559
*	Fortinet Inc.	360,941	28,662
	Roper Technologies Inc.	61,532	27,390
*	Workday Inc. Class A	121,417	26,078
*	Datadog Inc. Class A	185,543	25,232
	Monolithic Power Systems Inc.	25,958	23,527
*	Strategy Inc.	152,578	23,184
	Dell Technologies Inc. Class C	182,435	22,965
	Cognizant Technology Solutions Corp. Class A	275,795	22,891
	Microchip Technology Inc.	308,269	19,643
*	Sandisk Corp.	79,393	18,846
*	MongoDB Inc.	44,013	18,472
	Hewlett Packard Enterprise Co.	751,328	18,047
	Teradyne Inc.	89,098	17,246
*	Reddit Inc. Class A	74,599	17,148
*	Coherent Corp.	89,364	16,494
*	Atlassian Corp. Class A	95,640	15,507
*	Zscaler Inc.	58,807	13,227
	Jabil Inc.	57,611	13,136
	Leidos Holdings Inc.	72,696	13,114
*	Astera Labs Inc.	77,695	12,925
*	Credo Technology Group Holding Ltd.	88,522	12,737
*	Flex Ltd.	209,646	12,667
*	CoreWeave Inc. Class A	175,963	12,601
*	Zoom Communications Inc.	143,394	12,373
*	ON Semiconductor Corp.	228,145	12,354
*	Pure Storage Inc. Class A	179,501	12,028
*	PTC Inc.	68,138	11,870
	HP Inc.	531,525	11,842
	NetApp Inc.	110,323	11,814
*	Twilio Inc. Class A	82,826	11,781
	VeriSign Inc.	47,378	11,510
*	HubSpot Inc.	28,622	11,486
*	Tyler Technologies Inc.	24,384	11,069
	SS&C Technologies Holdings Inc.	117,329	10,257
	CDW Corp.	74,831	10,192
*	Toast Inc. Class A	281,372	9,992
*	Gartner Inc.	39,397	9,939
	Qnity Electronics Inc.	120,574	9,845
*	Guidewire Software Inc.	48,169	9,682
*	GoDaddy Inc. Class A	76,589	9,503
*	Fabrinet	20,597	9,377
*	Unity Software Inc.	196,826	8,694
	Gen Digital Inc.	318,259	8,653
*	Super Micro Computer Inc.	291,745	8,539
*	F5 Inc.	33,374	8,519
*	Pinterest Inc. Class A	325,571	8,429
*	Okta Inc.	96,657	8,358
*,2	IonQ Inc.	183,333	8,226
*	Nutanix Inc. Class A	154,566	7,990
*	Docusign Inc.	115,656	7,911
*	Dynatrace Inc.	173,390	7,515
	Entegris Inc.	87,107	7,339
*	Akamai Technologies Inc.	82,777	7,222
*	CACI International Inc. Class A	12,726	6,781
*	MACOM Technology Solutions Holdings Inc.	38,793	6,644

Balanced Index Fund
		Shares	Market Value• ($000)
*	Samsara Inc. Class A	180,520	6,399
*	Dayforce Inc.	92,042	6,366
	TD SYNNEX Corp.	42,115	6,327
*	EPAM Systems Inc.	30,136	6,174
*	Manhattan Associates Inc.	34,668	6,008
*	Rubrik Inc. Class A	77,625	5,937
*	Lattice Semiconductor Corp.	78,412	5,770
*	Rambus Inc.	61,919	5,690
	Skyworks Solutions Inc.	85,551	5,425
*	Procore Technologies Inc.	71,571	5,206
*	Snap Inc. Class A	632,050	5,101
*	Maplebear Inc.	113,229	5,093
*	D-Wave Quantum Inc.	189,376	4,952
*	Confluent Inc. Class A	153,767	4,650
	Paycom Software Inc.	29,123	4,641
	Advanced Energy Industries Inc.	21,698	4,543
*	Onto Innovation Inc.	28,715	4,533
*	SiTime Corp.	12,761	4,507
*	Qorvo Inc.	53,167	4,493
*	Sanmina Corp.	29,790	4,471
	Match Group Inc.	135,640	4,380
*	Rigetti Computing Inc.	179,360	3,973
*	Semtech Corp.	53,237	3,923
*	TTM Technologies Inc.	56,404	3,892
*	Elastic NV	51,489	3,884
*	UiPath Inc. Class A	234,748	3,848
*	JFrog Ltd.	57,827	3,612
*	Applied Digital Corp.	144,727	3,549
*	Kyndryl Holdings Inc.	131,679	3,497
*	Cirrus Logic Inc.	29,360	3,479
*	ServiceTitan Inc. Class A	32,108	3,420
*	Arrow Electronics Inc.	29,585	3,260
	Pegasystems Inc.	53,695	3,207
	Bentley Systems Inc. Class B	83,724	3,195
*	Commvault Systems Inc.	25,469	3,193
*	Cipher Mining Inc.	215,791	3,185
	Universal Display Corp.	26,014	3,038
	KBR Inc.	73,037	2,936
*	Appfolio Inc. Class A	12,612	2,934
*	Gitlab Inc. Class A	76,222	2,861
	Amkor Technology Inc.	71,144	2,809
*	CCC Intelligent Solutions Holdings Inc.	352,129	2,799
*	SentinelOne Inc. Class A	185,846	2,788
*	Dropbox Inc. Class A	99,972	2,779
*	Life360 Inc.	42,837	2,748
*	Qualys Inc.	20,646	2,744
*	Impinj Inc.	15,443	2,687
	Science Applications International Corp.	26,471	2,665
*	Hut 8 Corp.	56,232	2,583
*	Klaviyo Inc. Class A	79,332	2,576
*	FormFactor Inc.	44,872	2,503
*	Silicon Laboratories Inc.	18,953	2,477
*	Workiva Inc. Class A	28,668	2,473
*	Q2 Holdings Inc.	34,221	2,469
*	Core Scientific Inc.	169,434	2,467
*	Novanta Inc.	20,591	2,450
*	Box Inc. Class A	79,345	2,373
*	Terawulf Inc.	204,645	2,351
*	Zeta Global Holdings Corp. Class A	115,065	2,342
*	Plexus Corp.	15,521	2,282
	Dolby Laboratories Inc. Class A	35,057	2,251
	Avnet Inc.	46,698	2,245
*,2	SoundHound AI Inc. Class A	222,908	2,222
*	Varonis Systems Inc.	64,558	2,118
*	SPS Commerce Inc.	21,737	1,937
*	Parsons Corp.	30,628	1,893
*	DigitalOcean Holdings Inc.	39,251	1,889
*	Allegro MicroSystems Inc.	68,784	1,815
	Clear Secure Inc. Class A	50,446	1,770
*	Blackbaud Inc.	27,627	1,749

Balanced Index Fund
		Shares	Market Value• ($000)
*	Agilysys Inc.	14,397	1,711
*	BlackLine Inc.	30,887	1,708
*	Cargurus Inc. Class A	44,534	1,708
*	Braze Inc. Class A	48,510	1,663
*	Freshworks Inc. Class A	134,065	1,642
*	Ambarella Inc.	23,095	1,636
*	Tenable Holdings Inc.	69,044	1,625
*	Synaptics Inc.	21,224	1,571
*	Teradata Corp.	51,249	1,560
*	nCino Inc.	60,218	1,544
*	Intapp Inc.	33,092	1,516
*	DXC Technology Co.	100,230	1,468
*	ZoomInfo Technologies Inc. Class A	143,697	1,461
*	IAC Inc.	37,232	1,456
*	Insight Enterprises Inc.	17,839	1,453
*	Xometry Inc. Class A	24,348	1,448
*	Axcelis Technologies Inc.	17,878	1,436
*	Cleanspark Inc.	139,623	1,413
*	Alarm.com Holdings Inc.	27,383	1,397
*,2	BigBear.ai Holdings Inc.	251,077	1,356
*	Magnite Inc.	81,358	1,320
	ePlus Inc.	14,977	1,313
*	Diodes Inc.	26,240	1,295
*	Trump Media & Technology Group Corp.	96,973	1,284
*	RingCentral Inc. Class A	44,297	1,279
	Concentrix Corp.	30,366	1,263
*	AvePoint Inc.	86,900	1,207
	CSG Systems International Inc.	15,591	1,196
*	Quantum Computing Inc.	116,001	1,190
*	ACM Research Inc. Class A	28,895	1,140
	Power Integrations Inc.	31,952	1,136
*	Progress Software Corp.	24,785	1,065
*	NetScout Systems Inc.	39,197	1,061
*	Photronics Inc.	32,744	1,048
*	Yelp Inc. Class A	34,166	1,038
	Adeia Inc.	59,944	1,034
	Vishay Intertechnology Inc.	71,076	1,030
*	LiveRamp Holdings Inc.	34,865	1,024
*	Veeco Instruments Inc.	35,042	1,002
*	nLight Inc.	26,189	982
*	DoubleVerify Holdings Inc.	85,539	979
*	IPG Photonics Corp.	13,631	976
*	C3.ai Inc. Class A	69,212	933
*	Rogers Corp.	10,126	927
*	Diebold Nixdorf Inc.	13,431	912
*	Alkami Technology Inc.	39,437	910
*	Innodata Inc.	17,382	886
*	Onestream Inc. Class A	46,990	864
*	Five9 Inc.	42,789	858
*	PAR Technology Corp.	23,264	844
*	MaxLinear Inc. Class A	48,257	841
*	NextNav Inc.	50,494	840
*	Figure Technology Solutions Inc. Class A	20,514	838
	Benchmark Electronics Inc.	19,522	835
*	Appian Corp. Class A	23,408	829
*	NCR Voyix Corp.	79,101	807
*,2	Navitas Semiconductor Corp. Class A	112,694	805
*	Ziff Davis Inc.	22,497	791
*	Vertex Inc. Class A	38,913	777
*	Fastly Inc. Class A	74,962	763
	A10 Networks Inc.	41,592	736
	CTS Corp.	16,819	721
*	Ouster Inc.	32,831	710
*	Asana Inc. Class A	48,847	670
*	Ultra Clean Holdings Inc.	25,486	646
*	PagerDuty Inc.	48,947	642
*,2	SailPoint Inc.	31,687	641
*	Amplitude Inc. Class A	54,619	632
*	Schrodinger Inc.	34,565	618
*	Jamf Holding Corp.	46,107	600

Balanced Index Fund
		Shares	Market Value• ($000)
*	Cohu Inc.	25,295	589
*	Rapid7 Inc.	36,950	562
*	Penguin Solutions Inc.	27,933	546
*	PDF Solutions Inc.	18,989	542
*	Sprinklr Inc. Class A	67,211	523
*,2	Netskope Inc. Class A	28,107	493
*	Yext Inc.	58,898	475
*	ScanSource Inc.	12,015	469
*	Daktronics Inc.	22,387	443
*	SEMrush Holdings Inc. Class A	37,106	441
*,2	NIQ Global Intelligence plc	26,333	434
*	EverQuote Inc. Class A	15,668	423
*	Blend Labs Inc. Class A	130,700	397
*	AXT Inc.	24,147	395
	PC Connection Inc.	6,795	392
*	Kimball Electronics Inc.	13,929	388
*,2	Serve Robotics Inc.	36,496	379
	Red Violet Inc.	6,626	377
*	SkyWater Technology Inc.	19,791	359
*	Grid Dynamics Holdings Inc.	39,107	353
*	Navan Inc. Class A	20,286	346
*	N-able Inc.	45,816	343
*	Sprout Social Inc. Class A	30,332	342
*,2	indie Semiconductor Inc. Class A	96,702	341
*	Ichor Holdings Ltd.	18,243	336
*	Aehr Test Systems	16,243	328
*	Powerfleet Inc.	61,378	327
*	NerdWallet Inc. Class A	24,014	325
*	CEVA Inc.	14,536	313
*,2	Rumble Inc.	47,708	302
*	Digital Turbine Inc.	59,344	297
*	Weave Communications Inc.	37,966	288
*	Mitek Systems Inc.	26,629	281
*	Alpha & Omega Semiconductor Ltd.	13,911	276
*	Arteris Inc.	17,650	274
*	Nextdoor Holdings Inc.	127,537	268
	Shutterstock Inc.	13,995	267
	Climb Global Solutions Inc.	2,562	263
	Hackett Group Inc.	13,064	256
	OneSpan Inc.	18,943	243
*	Angi Inc. Class A	18,782	243
*	Consensus Cloud Solutions Inc.	11,103	242
*	MediaAlpha Inc. Class A	18,225	236
*	Bandwidth Inc. Class A	15,236	235
*	Veritone Inc.	50,234	234
*	Groupon Inc.	13,144	231
*	Cerence Inc.	21,274	227
*	Kopin Corp.	94,090	220
*	PubMatic Inc. Class A	23,701	210
*	Eventbrite Inc. Class A	45,735	204
*	SmartRent Inc. Class A	98,886	200
*	Grindr Inc.	14,792	200
*	Ibotta Inc. Class A	8,377	190
*	Simulations Plus Inc.	10,335	188
*	Aeva Technologies Inc.	14,126	188
	Immersion Corp.	27,442	187
*	Commerce.com Inc.	42,020	173
*	Via Transportation Inc. Class A	5,826	169
*	MicroVision Inc.	194,388	161
*	Bumble Inc. Class A	44,421	159
	Xerox Holdings Corp.	66,559	158
*	Backblaze Inc. Class A	33,896	158
	Methode Electronics Inc.	22,539	150
	NVE Corp.	2,507	149
*	Domo Inc. Class B	17,082	144
*	Telos Corp.	26,951	137
*	ON24 Inc.	16,973	135
*	Duos Technologies Group Inc.	11,549	130
*	Asure Software Inc.	13,700	129
*	Aeluma Inc.	7,245	124

Balanced Index Fund
		Shares	Market Value• ($000)
*	Arena Group Holdings Inc.	29,651	119
*	Viant Technology Inc. Class A	9,217	111
*	GSI Technology Inc.	17,348	108
*	Rimini Street Inc.	27,624	107
*	Tucows Inc. Class A	4,602	103
*	Amtech Systems Inc.	8,117	102
*	Kaltura Inc.	61,000	100
*,2	Getty Images Holdings Inc.	73,000	98
*	One Stop Systems Inc.	13,489	97
*	Rekor Systems Inc.	69,675	96
*	CS Disco Inc.	12,424	96
*	Unisys Corp.	34,118	94
*	TechTarget Inc.	17,240	93
*	1stdibs.com Inc.	15,340	92
*	eGain Corp.	8,747	90
	ReposiTrak Inc.	7,287	90
*	Intellicheck Inc.	13,322	89
*,2	Datavault AI Inc.	131,432	86
*	Blaize Holdings Inc.	42,988	84
*	TrueCar Inc.	36,324	82
*	KULR Technology Group Inc.	26,683	79
*	Everspin Technologies Inc.	8,413	78
	Richardson Electronics Ltd.	7,000	76
*	Digimarc Corp.	11,500	75
*	Ambiq Micro Inc.	2,643	75
	BTCS Inc.	24,946	66
*	Identiv Inc.	15,552	60
*	Wolfspeed Inc. (XNYS)	3,378	59
*	WM Technology Inc.	66,659	55
*	Expensify Inc. Class A	34,404	52
*	Rackspace Technology Inc.	51,747	50
*	AudioEye Inc.	4,937	49
	CSP Inc.	3,721	47
*	inTEST Corp.	6,257	47
*	VirnetX Holding Corp.	2,607	44
*	DLH Holdings Corp.	7,589	43
*	WidePoint Corp.	7,949	43
*	Research Frontiers Inc.	31,410	41
*	Laser Photonics Corp.	16,779	41
*	Airship AI Holdings Inc.	13,787	40
*	Atomera Inc.	16,254	36
*	LivePerson Inc.	9,416	36
*,2	Quantum Corp.	5,062	33
*	Nuburu Inc.	205,006	33
*,2	Stubhub Holdings Inc. Class A	2,343	32
*	Upland Software Inc.	21,208	30
*	Synchronoss Technologies Inc.	3,122	27
*	comScore Inc.	2,920	19
*	Gloo Holdings Inc. Class A	2,144	12
*,2	Wolfspeed Inc.	102,891	10
*,1	Pivotal Software Inc.	71,705	—
			14,382,600
Telecommunications (1.1%)
	Cisco Systems Inc.	2,034,737	156,736
	AT&T Inc.	4,054,819	100,722
	Verizon Communications Inc.	2,170,904	88,421
*	Arista Networks Inc.	575,719	75,436
	Comcast Corp. Class A	2,079,231	62,148
	T-Mobile US Inc.	255,794	51,936
	Motorola Solutions Inc.	95,333	36,543
*	Ciena Corp.	80,270	18,773
*	Lumentum Holdings Inc.	40,326	14,864
*	Charter Communications Inc. Class A	48,380	10,099
*,2	AST SpaceMobile Inc. Class A	128,648	9,344
*	EchoStar Corp. Class A	76,507	8,316
*	Roku Inc.	75,239	8,163
*	Frontier Communications Parent Inc.	143,563	5,465
	InterDigital Inc.	14,855	4,729
*	Lumen Technologies Inc.	529,741	4,116

Balanced Index Fund
		Shares	Market Value• ($000)
*	Liberty Broadband Corp. Class C	70,101	3,407
*	Viasat Inc.	73,847	2,545
*	Viavi Solutions Inc.	128,033	2,281
*	CommScope Holding Co. Inc.	120,932	2,192
	Telephone & Data Systems Inc.	52,947	2,171
*	Calix Inc.	34,311	1,816
*	Globalstar Inc.	29,184	1,781
*	Applied Optoelectronics Inc.	37,294	1,300
*	Extreme Networks Inc.	71,687	1,194
	Uniti Group Inc.	137,545	964
	Iridium Communications Inc.	51,395	893
*	Digi International Inc.	20,272	878
*	GCI Liberty Inc. Class C	20,038	746
	Cogent Communications Holdings Inc.	29,055	626
*	Harmonic Inc.	61,174	605
	IDT Corp. Class B	11,264	577
	Array Digital Infrastructure Inc.	9,202	493
*	fuboTV Inc. Class A	184,306	464
*	ADTRAN Holdings Inc.	48,860	425
*	NETGEAR Inc.	14,998	368
*	Liberty Broadband Corp. Class A	7,603	367
	Shenandoah Telecommunications Co.	27,511	318
	Cable One Inc.	2,492	281
*	Optimum Communications Inc. Class A	162,318	268
*,2	Lightwave Logic Inc.	81,440	264
*	Gogo Inc.	44,433	207
*	Clearfield Inc.	6,525	190
*	Xperi Inc.	27,800	163
*	8x8 Inc.	81,172	160
*	Aviat Networks Inc.	7,168	153
*	Ooma Inc.	13,024	153
*	Ribbon Communications Inc.	53,300	153
	Spok Holdings Inc.	10,835	143
	ATN International Inc.	5,858	134
*	Anterix Inc.	6,072	133
*	Lantronix Inc.	22,510	132
*	BK Technologies Corp.	1,662	124
*	Comtech Telecommunications Corp.	17,549	93
*	Inseego Corp.	7,621	78
*	Crexendo Inc.	11,079	72
*	KVH Industries Inc.	9,132	64
*	Genasys Inc.	27,790	60
*	GCI Liberty Inc. Class A	1,539	57
*	Airgain Inc.	8,585	35
*	Optical Cable Corp.	5,165	23
*,1	GCI Liberty Inc.	78,532	—
			685,362
Utilities (1.5%)
	NextEra Energy Inc.	1,191,106	95,622
	Constellation Energy Corp.	178,359	63,009
	Southern Co.	632,421	55,147
	Duke Energy Corp.	445,825	52,255
	Waste Management Inc.	230,860	50,722
	American Electric Power Co. Inc.	305,563	35,234
	Sempra	373,431	32,970
	Vistra Corp.	192,489	31,054
	Dominion Energy Inc.	488,240	28,606
	Waste Connections Inc.	146,399	25,673
	Exelon Corp.	576,631	25,135
	Xcel Energy Inc.	338,224	24,981
	Republic Services Inc.	114,998	24,372
	Entergy Corp.	255,084	23,577
	Public Service Enterprise Group Inc.	285,021	22,887
	Consolidated Edison Inc.	205,952	20,455
	PG&E Corp.	1,220,003	19,605
	WEC Energy Group Inc.	185,607	19,574
	NRG Energy Inc.	109,183	17,386
	Atmos Energy Corp.	92,068	15,433
	Ameren Corp.	154,172	15,396

Balanced Index Fund
		Shares	Market Value• ($000)
	Eversource Energy	215,630	14,518
	American Water Works Co. Inc.	110,966	14,481
	CenterPoint Energy Inc.	371,455	14,242
	PPL Corp.	404,018	14,149
	FirstEnergy Corp.	311,941	13,966
	Edison International	221,188	13,276
	DTE Energy Co.	100,349	12,943
	CMS Energy Corp.	172,909	12,092
	NiSource Inc.	267,950	11,190
*	Talen Energy Corp.	26,255	9,841
	Alliant Energy Corp.	147,759	9,606
	Evergy Inc.	129,902	9,417
*	Clean Harbors Inc.	27,590	6,469
	Essential Utilities Inc.	162,431	6,231
	Pinnacle West Capital Corp.	68,788	6,102
	AES Corp.	411,075	5,895
	OGE Energy Corp.	120,447	5,143
*	Oklo Inc. Class A	67,091	4,814
	UGI Corp.	123,165	4,610
	National Fuel Gas Co.	51,758	4,144
	IDACORP Inc.	31,089	3,935
	TXNM Energy Inc.	62,669	3,690
	Ormat Technologies Inc.	33,159	3,663
*	Casella Waste Systems Inc. Class A	35,962	3,522
	Portland General Electric Co.	64,679	3,104
	Black Hills Corp.	43,409	3,013
	Southwest Gas Holdings Inc.	37,274	2,983
	ONE Gas Inc.	34,546	2,669
	Spire Inc.	32,259	2,668
	New Jersey Resources Corp.	57,563	2,655
	MDU Resources Group Inc.	123,362	2,408
*	Sunrun Inc.	126,777	2,333
	Northwestern Energy Group Inc.	35,677	2,303
	Avista Corp.	47,049	1,813
	Chesapeake Utilities Corp.	13,668	1,705
	MGE Energy Inc.	21,147	1,658
	American States Water Co.	22,352	1,620
	California Water Service Group	34,320	1,487
*,2	NuScale Power Corp. Class A	97,604	1,383
*	Hawaiian Electric Industries Inc.	99,360	1,222
	Clearway Energy Inc. Class A	37,100	1,166
	Northwest Natural Holding Co.	23,324	1,090
	Clearway Energy Inc. Class C	31,889	1,061
	H2O America	18,327	898
*	Enviri Corp.	41,087	736
	Middlesex Water Co.	10,641	537
*,2	NANO Nuclear Energy Inc.	21,633	519
	Unitil Corp.	9,983	484
	Excelerate Energy Inc. Class A	13,156	369
	Consolidated Water Co. Ltd.	9,356	330
	York Water Co.	8,526	271
	Genie Energy Ltd. Class B	13,020	179
*	Cadiz Inc.	31,280	176
	Artesian Resources Corp. Class A	4,645	147
*	Perma-Fix Environmental Services Inc.	10,678	134
*	Pure Cycle Corp.	12,111	133
	RGC Resources Inc.	5,719	122
*	ALT5 Sigma Corp.	73,068	80
*	Arq Inc.	17,280	57
*	Net Power Inc.	21,689	49
*	Spruce Power Holding Corp.	9,634	49
			950,643
Total Common Stocks (Cost $6,158,963)			37,400,596
Preferred Stocks (0.0%)
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares (Cost $138)	47,692	—
Rights (0.0%)
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/2028	9,469	43

Balanced Index Fund
				Shares	Market Value• ($000)
*,1	Sanofi Aatd Inc. CVR			26,986	18
*,1	Enliven Therapeutics Inc. CVR			11,325	10
*,1	Spectrum Pharmaceuticals Inc. CVR			118,300	10
*,1,2	Oncternal Therapeutics Inc. CVR			2,749	3
*,1	Adamas Pharmaceuticals Inc. CVR			29,800	2
*,1	Gyre Therapeutics Inc. CVR			23,975	2
*,1	Coherus BioSciences Inc. CVR			24,474	2
*,1	Chinook Therapeutics Inc. CVR			6,844	1
*,1	Ambit Biosciences Corp. CVR			1,900	—
*,1	F-star Therapeutics Inc. CVR			5,459	—
*,1	OmniAb Inc. 12.5 Earnout			4,987	—
*,1	OmniAb Inc. 15 Earnout			4,987	—
*,1,2	Carisma Therapeutics Inc. CVR			128,046	—
*,1	Dianthus Therapeutics Inc. CVR			4,251	—
*,1	AmpliTech Group Inc.			37,038	—
Total Rights (Cost $176)					91
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (26.4%)
U.S. Government Securities (18.7%)
	United States Treasury Note/Bond	4.000%	1/15/2027	44,102	44,312
	United States Treasury Note/Bond	1.500%	1/31/2027	62,209	60,880
	United States Treasury Note/Bond	4.125%	1/31/2027	53,540	53,879
	United States Treasury Note/Bond	2.250%	2/15/2027	26,207	25,841
	United States Treasury Note/Bond	4.125%	2/15/2027	43,620	43,901
	United States Treasury Note/Bond	1.125%	2/28/2027	11,279	10,973
	United States Treasury Note/Bond	1.875%	2/28/2027	50,678	49,736
	United States Treasury Note/Bond	4.125%	2/28/2027	65,896	66,334
	United States Treasury Note/Bond	4.250%	3/15/2027	51,473	51,905
	United States Treasury Note/Bond	3.875%	3/31/2027	50,496	50,713
	United States Treasury Note/Bond	4.500%	4/15/2027	35,761	36,200
	United States Treasury Note/Bond	0.500%	4/30/2027	22,163	21,310
	United States Treasury Note/Bond	2.750%	4/30/2027	40,528	40,131
	United States Treasury Note/Bond	3.750%	4/30/2027	44,822	44,962
	United States Treasury Note/Bond	2.375%	5/15/2027	47,762	47,034
	United States Treasury Note/Bond	4.500%	5/15/2027	50,543	51,210
	United States Treasury Note/Bond	0.500%	5/31/2027	27,015	25,910
	United States Treasury Note/Bond	2.625%	5/31/2027	39,701	39,223
	United States Treasury Note/Bond	3.875%	5/31/2027	40,521	40,730
	United States Treasury Note/Bond	4.625%	6/15/2027	26,845	27,274
	United States Treasury Note/Bond	0.500%	6/30/2027	30,694	29,369
	United States Treasury Note/Bond	3.250%	6/30/2027	19,640	19,572
	United States Treasury Note/Bond	3.750%	6/30/2027	44,596	44,768
	United States Treasury Note/Bond	4.375%	7/15/2027	28,901	29,285
	United States Treasury Note/Bond	0.375%	7/31/2027	22,977	21,887
	United States Treasury Note/Bond	2.750%	7/31/2027	34,254	33,867
	United States Treasury Note/Bond	3.875%	7/31/2027	32,546	32,737
	United States Treasury Note/Bond	2.250%	8/15/2027	34,635	33,961
	United States Treasury Note/Bond	3.750%	8/15/2027	30,301	30,429
	United States Treasury Note/Bond	0.500%	8/31/2027	31,645	30,131
	United States Treasury Note/Bond	3.125%	8/31/2027	30,264	30,090
	United States Treasury Note/Bond	3.625%	8/31/2027	58,116	58,245
	United States Treasury Note/Bond	3.375%	9/15/2027	41,329	41,255
	United States Treasury Note/Bond	0.375%	9/30/2027	45,460	43,089
	United States Treasury Note/Bond	3.500%	9/30/2027	56,267	56,285
	United States Treasury Note/Bond	4.125%	9/30/2027	25,600	25,875
	United States Treasury Note/Bond	3.875%	10/15/2027	45,154	45,457
	United States Treasury Note/Bond	0.500%	10/31/2027	46,885	44,425
	United States Treasury Note/Bond	3.500%	10/31/2027	55,593	55,608
	United States Treasury Note/Bond	4.125%	10/31/2027	33,084	33,451
	United States Treasury Note/Bond	2.250%	11/15/2027	24,138	23,601
	United States Treasury Note/Bond	4.125%	11/15/2027	35,824	36,234
	United States Treasury Note/Bond	0.625%	11/30/2027	51,305	48,620
	United States Treasury Note/Bond	3.375%	11/30/2027	56,310	56,202
	United States Treasury Note/Bond	3.875%	11/30/2027	36,467	36,728
	United States Treasury Note/Bond	4.000%	12/15/2027	24,550	24,790

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.625%	12/31/2027	32,417	30,644
United States Treasury Note/Bond	3.375%	12/31/2027	440,438	439,595
United States Treasury Note/Bond	3.875%	12/31/2027	13,578	13,679
United States Treasury Note/Bond	4.250%	1/15/2028	45,106	45,772
United States Treasury Note/Bond	0.750%	1/31/2028	46,625	44,084
United States Treasury Note/Bond	3.500%	1/31/2028	18,603	18,607
United States Treasury Note/Bond	2.750%	2/15/2028	34,988	34,460
United States Treasury Note/Bond	4.250%	2/15/2028	37,058	37,625
United States Treasury Note/Bond	1.125%	2/29/2028	52,457	49,896
United States Treasury Note/Bond	4.000%	2/29/2028	14,313	14,462
United States Treasury Note/Bond	3.875%	3/15/2028	56,354	56,807
United States Treasury Note/Bond	1.250%	3/31/2028	48,906	46,548
United States Treasury Note/Bond	3.625%	3/31/2028	21,668	21,726
United States Treasury Note/Bond	3.750%	4/15/2028	37,011	37,208
United States Treasury Note/Bond	1.250%	4/30/2028	61,886	58,789
United States Treasury Note/Bond	3.500%	4/30/2028	20,226	20,223
United States Treasury Note/Bond	2.875%	5/15/2028	30,665	30,228
United States Treasury Note/Bond	3.750%	5/15/2028	36,223	36,423
United States Treasury Note/Bond	1.250%	5/31/2028	63,460	60,170
United States Treasury Note/Bond	3.625%	5/31/2028	29,100	29,176
United States Treasury Note/Bond	3.875%	6/15/2028	36,084	36,397
United States Treasury Note/Bond	1.250%	6/30/2028	33,939	32,123
United States Treasury Note/Bond	4.000%	6/30/2028	33,016	33,402
United States Treasury Note/Bond	3.875%	7/15/2028	35,823	36,129
United States Treasury Note/Bond	1.000%	7/31/2028	37,107	34,818
United States Treasury Note/Bond	4.125%	7/31/2028	22,554	22,891
United States Treasury Note/Bond	2.875%	8/15/2028	46,840	46,090
United States Treasury Note/Bond	3.625%	8/15/2028	26,992	27,062
United States Treasury Note/Bond	5.500%	8/15/2028	4,895	5,123
United States Treasury Note/Bond	1.125%	8/31/2028	53,461	50,222
United States Treasury Note/Bond	4.375%	8/31/2028	17,517	17,889
United States Treasury Note/Bond	3.375%	9/15/2028	48,199	48,009
United States Treasury Note/Bond	1.250%	9/30/2028	37,144	34,941
United States Treasury Note/Bond	4.625%	9/30/2028	34,957	35,947
United States Treasury Note/Bond	3.500%	10/15/2028	44,937	44,898
United States Treasury Note/Bond	1.375%	10/31/2028	54,550	51,396
United States Treasury Note/Bond	4.875%	10/31/2028	30,645	31,733
United States Treasury Note/Bond	3.125%	11/15/2028	38,279	37,851
United States Treasury Note/Bond	3.500%	11/15/2028	47,493	47,443
United States Treasury Note/Bond	5.250%	11/15/2028	14,810	15,460
United States Treasury Note/Bond	1.500%	11/30/2028	49,393	46,619
United States Treasury Note/Bond	4.375%	11/30/2028	40,781	41,710
United States Treasury Note/Bond	3.500%	12/15/2028	359,450	359,071
United States Treasury Note/Bond	1.375%	12/31/2028	43,490	40,830
United States Treasury Note/Bond	3.750%	12/31/2028	49,190	49,471
United States Treasury Note/Bond	1.750%	1/31/2029	43,405	41,126
United States Treasury Note/Bond	4.000%	1/31/2029	52,413	53,085
United States Treasury Note/Bond	2.625%	2/15/2029	27,100	26,348
United States Treasury Note/Bond	1.875%	2/28/2029	39,895	37,897
United States Treasury Note/Bond	4.250%	2/28/2029	48,732	49,722
United States Treasury Note/Bond	2.375%	3/31/2029	26,231	25,278
United States Treasury Note/Bond	4.125%	3/31/2029	42,410	43,126
United States Treasury Note/Bond	2.875%	4/30/2029	36,814	36,006
United States Treasury Note/Bond	4.625%	4/30/2029	59,369	61,303
United States Treasury Note/Bond	2.375%	5/15/2029	33,946	32,652
United States Treasury Note/Bond	2.750%	5/31/2029	34,370	33,454
United States Treasury Note/Bond	4.500%	5/31/2029	40,101	41,263
United States Treasury Note/Bond	3.250%	6/30/2029	32,740	32,372
United States Treasury Note/Bond	4.250%	6/30/2029	59,106	60,376
United States Treasury Note/Bond	2.625%	7/31/2029	31,430	30,408
United States Treasury Note/Bond	4.000%	7/31/2029	47,659	48,285
United States Treasury Note/Bond	1.625%	8/15/2029	20,042	18,714
United States Treasury Note/Bond	6.125%	8/15/2029	3,462	3,747
United States Treasury Note/Bond	3.125%	8/31/2029	17,983	17,682
United States Treasury Note/Bond	3.625%	8/31/2029	50,621	50,633
United States Treasury Note/Bond	3.500%	9/30/2029	50,443	50,222
United States Treasury Note/Bond	3.875%	9/30/2029	31,540	31,816
United States Treasury Note/Bond	4.000%	10/31/2029	33,575	34,024
United States Treasury Note/Bond	4.125%	10/31/2029	32,011	32,569
United States Treasury Note/Bond	3.875%	11/30/2029	23,001	23,197

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.125%	11/30/2029	52,054	52,965
United States Treasury Note/Bond	3.875%	12/31/2029	22,936	23,137
United States Treasury Note/Bond	4.375%	12/31/2029	19,509	20,035
United States Treasury Note/Bond	3.500%	1/31/2030	28,360	28,205
United States Treasury Note/Bond	4.250%	1/31/2030	35,758	36,563
United States Treasury Note/Bond	1.500%	2/15/2030	34,004	31,241
United States Treasury Note/Bond	4.000%	2/28/2030	79,432	80,468
United States Treasury Note/Bond	3.625%	3/31/2030	31,735	31,685
United States Treasury Note/Bond	4.000%	3/31/2030	45,993	46,597
United States Treasury Note/Bond	3.500%	4/30/2030	30,867	30,655
United States Treasury Note/Bond	3.875%	4/30/2030	45,366	45,735
United States Treasury Note/Bond	0.625%	5/15/2030	53,127	46,636
United States Treasury Note/Bond	6.250%	5/15/2030	2,570	2,829
United States Treasury Note/Bond	3.750%	5/31/2030	31,620	31,706
United States Treasury Note/Bond	4.000%	5/31/2030	48,999	49,642
United States Treasury Note/Bond	3.750%	6/30/2030	26,655	26,731
United States Treasury Note/Bond	3.875%	6/30/2030	45,126	45,479
United States Treasury Note/Bond	3.875%	7/31/2030	32,983	33,241
United States Treasury Note/Bond	4.000%	7/31/2030	28,266	28,633
United States Treasury Note/Bond	0.625%	8/15/2030	75,186	65,442
United States Treasury Note/Bond	3.625%	8/31/2030	47,201	47,050
United States Treasury Note/Bond	4.125%	8/31/2030	34,388	35,008
United States Treasury Note/Bond	3.625%	9/30/2030	52,995	52,813
United States Treasury Note/Bond	4.625%	9/30/2030	30,795	32,015
United States Treasury Note/Bond	3.625%	10/31/2030	57,110	56,896
United States Treasury Note/Bond	4.875%	10/31/2030	30,061	31,592
United States Treasury Note/Bond	0.875%	11/15/2030	81,611	71,359
United States Treasury Note/Bond	3.500%	11/30/2030	57,084	56,535
United States Treasury Note/Bond	4.375%	11/30/2030	36,735	37,808
United States Treasury Note/Bond	3.625%	12/31/2030	215,998	215,053
United States Treasury Note/Bond	3.750%	12/31/2030	33,592	33,626
United States Treasury Note/Bond	4.000%	1/31/2031	37,088	37,531
United States Treasury Note/Bond	1.125%	2/15/2031	60,468	53,254
United States Treasury Note/Bond	5.375%	2/15/2031	8,005	8,593
United States Treasury Note/Bond	4.250%	2/28/2031	37,465	38,343
United States Treasury Note/Bond	4.125%	3/31/2031	37,256	37,908
United States Treasury Note/Bond	4.625%	4/30/2031	40,597	42,281
United States Treasury Note/Bond	1.625%	5/15/2031	79,853	71,568
United States Treasury Note/Bond	4.625%	5/31/2031	40,424	42,103
United States Treasury Note/Bond	4.250%	6/30/2031	37,318	38,190
United States Treasury Note/Bond	4.125%	7/31/2031	24,385	24,796
United States Treasury Note/Bond	1.250%	8/15/2031	94,807	82,630
United States Treasury Note/Bond	3.750%	8/31/2031	40,606	40,497
United States Treasury Note/Bond	3.625%	9/30/2031	37,318	36,970
United States Treasury Note/Bond	4.125%	10/31/2031	31,575	32,079
United States Treasury Note/Bond	1.375%	11/15/2031	92,236	80,386
United States Treasury Note/Bond	4.125%	11/30/2031	24,492	24,877
United States Treasury Note/Bond	4.500%	12/31/2031	35,298	36,555
United States Treasury Note/Bond	4.375%	1/31/2032	36,821	37,871
United States Treasury Note/Bond	1.875%	2/15/2032	75,525	67,406
United States Treasury Note/Bond	4.125%	2/29/2032	35,292	35,812
United States Treasury Note/Bond	4.125%	3/31/2032	40,900	41,491
United States Treasury Note/Bond	4.000%	4/30/2032	24,224	24,399
United States Treasury Note/Bond	2.875%	5/15/2032	81,874	77,243
United States Treasury Note/Bond	4.125%	5/31/2032	47,961	48,632
United States Treasury Note/Bond	4.000%	6/30/2032	24,433	24,595
United States Treasury Note/Bond	4.000%	7/31/2032	13,161	13,240
United States Treasury Note/Bond	2.750%	8/15/2032	72,340	67,482
United States Treasury Note/Bond	3.875%	8/31/2032	31,006	30,950
United States Treasury Note/Bond	3.875%	9/30/2032	59,952	59,823
United States Treasury Note/Bond	3.750%	10/31/2032	35,262	34,905
United States Treasury Note/Bond	4.125%	11/15/2032	59,607	60,333
United States Treasury Note/Bond	3.750%	11/30/2032	35,862	35,479
United States Treasury Note/Bond	3.875%	12/31/2032	122,012	121,583
United States Treasury Note/Bond	3.500%	2/15/2033	78,661	76,501
United States Treasury Note/Bond	3.375%	5/15/2033	73,258	70,494
United States Treasury Note/Bond	3.875%	8/15/2033	87,115	86,482
United States Treasury Note/Bond	4.500%	11/15/2033	90,447	93,475
United States Treasury Note/Bond	4.000%	2/15/2034	93,944	93,761
United States Treasury Note/Bond	4.375%	5/15/2034	93,174	95,329

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.875%	8/15/2034	86,541	85,297
United States Treasury Note/Bond	4.250%	11/15/2034	90,890	91,966
United States Treasury Note/Bond	4.625%	2/15/2035	73,915	76,817
United States Treasury Note/Bond	4.250%	5/15/2035	96,166	97,094
United States Treasury Note/Bond	4.250%	8/15/2035	93,862	94,658
United States Treasury Note/Bond	4.000%	11/15/2035	126,968	125,302
United States Treasury Note/Bond	3.500%	2/15/2039	6,398	5,837
United States Treasury Note/Bond	4.250%	5/15/2039	7,883	7,729
United States Treasury Note/Bond	4.500%	8/15/2039	9,884	9,911
United States Treasury Note/Bond	4.375%	11/15/2039	11,686	11,539
United States Treasury Note/Bond	4.625%	2/15/2040	10,000	10,122
United States Treasury Note/Bond	1.125%	5/15/2040	32,600	20,723
United States Treasury Note/Bond	4.375%	5/15/2040	22,387	22,048
United States Treasury Note/Bond	1.125%	8/15/2040	37,551	23,622
United States Treasury Note/Bond	3.875%	8/15/2040	8,449	7,833
United States Treasury Note/Bond	1.375%	11/15/2040	42,305	27,507
United States Treasury Note/Bond	4.250%	11/15/2040	8,412	8,128
United States Treasury Note/Bond	1.875%	2/15/2041	51,546	36,060
United States Treasury Note/Bond	4.750%	2/15/2041	11,125	11,343
United States Treasury Note/Bond	2.250%	5/15/2041	40,360	29,740
United States Treasury Note/Bond	4.375%	5/15/2041	7,600	7,416
United States Treasury Note/Bond	1.750%	8/15/2041	56,036	37,888
United States Treasury Note/Bond	3.750%	8/15/2041	12,000	10,833
United States Treasury Note/Bond	2.000%	11/15/2041	48,405	33,836
United States Treasury Note/Bond	3.125%	11/15/2041	10,928	9,050
United States Treasury Note/Bond	2.375%	2/15/2042	38,737	28,564
United States Treasury Note/Bond	3.125%	2/15/2042	12,579	10,362
United States Treasury Note/Bond	3.000%	5/15/2042	11,950	9,631
United States Treasury Note/Bond	3.250%	5/15/2042	33,020	27,591
United States Treasury Note/Bond	2.750%	8/15/2042	13,006	10,056
United States Treasury Note/Bond	3.375%	8/15/2042	30,048	25,438
United States Treasury Note/Bond	2.750%	11/15/2042	15,070	11,599
United States Treasury Note/Bond	4.000%	11/15/2042	30,368	27,883
United States Treasury Note/Bond	3.125%	2/15/2043	12,758	10,342
United States Treasury Note/Bond	3.875%	2/15/2043	30,237	27,262
United States Treasury Note/Bond	2.875%	5/15/2043	22,739	17,680
United States Treasury Note/Bond	3.875%	5/15/2043	30,034	26,993
United States Treasury Note/Bond	3.625%	8/15/2043	21,797	18,851
United States Treasury Note/Bond	4.375%	8/15/2043	30,140	28,841
United States Treasury Note/Bond	3.750%	11/15/2043	19,000	16,682
United States Treasury Note/Bond	4.750%	11/15/2043	27,857	27,912
United States Treasury Note/Bond	3.625%	2/15/2044	19,823	17,051
United States Treasury Note/Bond	4.500%	2/15/2044	29,425	28,524
United States Treasury Note/Bond	3.375%	5/15/2044	22,842	18,884
United States Treasury Note/Bond	4.625%	5/15/2044	32,469	31,943
United States Treasury Note/Bond	3.125%	8/15/2044	17,700	14,038
United States Treasury Note/Bond	4.125%	8/15/2044	31,343	28,826
United States Treasury Note/Bond	3.000%	11/15/2044	21,616	16,752
United States Treasury Note/Bond	4.625%	11/15/2044	32,412	31,825
United States Treasury Note/Bond	2.500%	2/15/2045	21,038	14,924
United States Treasury Note/Bond	4.750%	2/15/2045	22,777	22,706
United States Treasury Note/Bond	3.000%	5/15/2045	13,714	10,572
United States Treasury Note/Bond	5.000%	5/15/2045	33,739	34,702
United States Treasury Note/Bond	2.875%	8/15/2045	16,522	12,417
United States Treasury Note/Bond	4.875%	8/15/2045	34,955	35,365
United States Treasury Note/Bond	3.000%	11/15/2045	16,493	12,624
United States Treasury Note/Bond	4.625%	11/15/2045	73,569	72,026
United States Treasury Note/Bond	2.500%	2/15/2046	25,764	17,966
United States Treasury Note/Bond	2.500%	5/15/2046	21,342	14,829
United States Treasury Note/Bond	2.250%	8/15/2046	17,894	11,793
United States Treasury Note/Bond	2.875%	11/15/2046	12,440	9,200
United States Treasury Note/Bond	3.000%	2/15/2047	25,250	19,041
United States Treasury Note/Bond	3.000%	5/15/2047	18,701	14,067
United States Treasury Note/Bond	2.750%	8/15/2047	22,133	15,839
United States Treasury Note/Bond	2.750%	11/15/2047	25,190	17,976
United States Treasury Note/Bond	3.000%	2/15/2048	26,538	19,788
United States Treasury Note/Bond	3.125%	5/15/2048	35,722	27,195
United States Treasury Note/Bond	3.000%	8/15/2048	38,399	28,493
United States Treasury Note/Bond	3.375%	11/15/2048	37,336	29,608
United States Treasury Note/Bond	3.000%	2/15/2049	39,182	28,935

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.875%	5/15/2049	40,285	28,966
	United States Treasury Note/Bond	2.250%	8/15/2049	35,468	22,301
	United States Treasury Note/Bond	2.375%	11/15/2049	34,864	22,445
	United States Treasury Note/Bond	2.000%	2/15/2050	39,681	23,326
	United States Treasury Note/Bond	1.250%	5/15/2050	37,757	18,117
	United States Treasury Note/Bond	1.375%	8/15/2050	52,020	25,636
	United States Treasury Note/Bond	1.625%	11/15/2050	54,024	28,441
	United States Treasury Note/Bond	1.875%	2/15/2051	59,930	33,558
	United States Treasury Note/Bond	2.375%	5/15/2051	63,096	39,847
	United States Treasury Note/Bond	2.000%	8/15/2051	55,375	31,808
	United States Treasury Note/Bond	1.875%	11/15/2051	53,132	29,447
	United States Treasury Note/Bond	2.250%	2/15/2052	53,439	32,506
	United States Treasury Note/Bond	2.875%	5/15/2052	51,652	36,189
	United States Treasury Note/Bond	3.000%	8/15/2052	43,553	31,268
	United States Treasury Note/Bond	4.000%	11/15/2052	42,220	36,706
	United States Treasury Note/Bond	3.625%	2/15/2053	47,379	38,451
	United States Treasury Note/Bond	3.625%	5/15/2053	44,209	35,854
	United States Treasury Note/Bond	4.125%	8/15/2053	48,956	43,447
	United States Treasury Note/Bond	4.750%	11/15/2053	50,192	49,384
	United States Treasury Note/Bond	4.250%	2/15/2054	58,512	53,036
	United States Treasury Note/Bond	4.625%	5/15/2054	54,151	52,281
	United States Treasury Note/Bond	4.250%	8/15/2054	52,434	47,539
	United States Treasury Note/Bond	4.500%	11/15/2054	52,518	49,668
	United States Treasury Note/Bond	4.625%	2/15/2055	37,594	36,315
	United States Treasury Note/Bond	4.750%	5/15/2055	38,145	37,591
	United States Treasury Note/Bond	4.750%	8/15/2055	34,206	33,725
	United States Treasury Note/Bond	4.625%	11/15/2055	117,104	113,125
					11,437,470
Agency Bonds and Notes (0.2%)
[3,4]	AID-Israel	5.500%	9/18/2033	400	430
	Federal Farm Credit Banks	4.750%	5/6/2027	996	1,011
	Federal Farm Credit Banks	4.500%	5/20/2027	7,675	7,771
	Federal Farm Credit Banks	4.250%	2/24/2028	250	254
	Federal Farm Credit Banks	4.500%	6/7/2028	5,000	5,108
	Federal Farm Credit Banks	4.250%	12/15/2028	404	411
	Federal Farm Credit Banks	4.750%	4/30/2029	742	768
	Federal Farm Credit Banks	3.500%	9/10/2029	323	321
	Federal Farm Credit Banks	4.000%	4/1/2030	250	253
	Federal Home Loan Banks	4.125%	1/15/2027	950	955
	Federal Home Loan Banks	4.000%	3/10/2027	1,075	1,080
	Federal Home Loan Banks	4.750%	4/9/2027	1,000	1,014
	Federal Home Loan Banks	3.875%	6/4/2027	780	783
	Federal Home Loan Banks	3.500%	9/9/2027	1,095	1,094
	Federal Home Loan Banks	4.250%	12/10/2027	4,000	4,052
	Federal Home Loan Banks	3.250%	6/9/2028	2,700	2,680
	Federal Home Loan Banks	4.000%	6/30/2028	2,075	2,096
	Federal Home Loan Banks	3.250%	11/16/2028	1,965	1,947
	Federal Home Loan Banks	4.750%	12/8/2028	165	170
	Federal Home Loan Banks	4.750%	3/10/2034	1,495	1,555
	Federal Home Loan Banks	5.500%	7/15/2036	2,775	3,049
[3,5]	Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	2,270	2,511
[5]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	6,141	6,950
[5]	Federal National Mortgage Assn.	0.750%	10/8/2027	8,500	8,097
[5]	Federal National Mortgage Assn.	6.250%	5/15/2029	2,000	2,166
[5]	Federal National Mortgage Assn.	7.125%	1/15/2030	2,405	2,714
[5]	Federal National Mortgage Assn.	7.250%	5/15/2030	2,025	2,313
[5]	Federal National Mortgage Assn.	0.875%	8/5/2030	7,000	6,163
[5]	Federal National Mortgage Assn.	6.625%	11/15/2030	9,320	10,497
[5]	Federal National Mortgage Assn.	5.625%	7/15/2037	1,260	1,393
[3]	Private Export Funding Corp.	1.400%	7/15/2028	800	754
[3]	Private Export Funding Corp.	3.650%	3/15/2030	300	296
[3]	Tennessee Valley Authority	2.875%	2/1/2027	1,000	993
	Tennessee Valley Authority	3.875%	3/15/2028	1,525	1,534
	Tennessee Valley Authority	7.125%	5/1/2030	2,000	2,261
	Tennessee Valley Authority	3.875%	8/1/2030	675	676
	Tennessee Valley Authority	1.500%	9/15/2031	1,650	1,447
[3]	Tennessee Valley Authority	4.700%	7/15/2033	575	592
	Tennessee Valley Authority	4.375%	8/1/2034	728	730
	Tennessee Valley Authority	4.875%	5/15/2035	964	999

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Valley Authority	4.650%	6/15/2035	500	509
	Tennessee Valley Authority	5.880%	4/1/2036	785	878
	Tennessee Valley Authority	5.500%	6/15/2038	225	245
	Tennessee Valley Authority	5.250%	9/15/2039	2,417	2,562
	Tennessee Valley Authority	3.500%	12/15/2042	200	166
	Tennessee Valley Authority	4.250%	9/15/2052	500	427
	Tennessee Valley Authority	5.250%	2/1/2055	700	696
	Tennessee Valley Authority	5.375%	4/1/2056	1,580	1,597
	Tennessee Valley Authority	4.625%	9/15/2060	519	463
	Tennessee Valley Authority	4.250%	9/15/2065	700	576
					98,007
Conventional Mortgage-Backed Securities (7.5%)
[3,5]	Freddie Mac Gold Pool	2.000%	8/1/2028–12/1/2031	523	507
[3,5]	Freddie Mac Gold Pool	2.500%	4/1/2027–3/1/2037	8,464	8,232
[3,5]	Freddie Mac Gold Pool	3.000%	5/1/2029–2/1/2047	35,550	32,971
[3,5]	Freddie Mac Gold Pool	3.500%	2/1/2026–11/1/2048	46,290	43,907
[3,5]	Freddie Mac Gold Pool	4.000%	4/1/2026–11/1/2048	27,716	26,936
[3,5]	Freddie Mac Gold Pool	4.500%	7/1/2029–1/1/2049	12,263	12,264
[3,5]	Freddie Mac Gold Pool	5.000%	3/1/2026–1/1/2049	3,347	3,413
[3,5]	Freddie Mac Gold Pool	5.500%	4/1/2028–12/1/2038	1,821	1,887
[3,5]	Freddie Mac Gold Pool	6.000%	2/1/2026–5/1/2040	1,363	1,439
[3,5]	Freddie Mac Gold Pool	7.000%	3/1/2026–12/1/2038	111	118
[3,5]	Freddie Mac Gold Pool	7.500%	3/1/2026–1/1/2032	1	1
[3,5]	Freddie Mac Gold Pool	8.000%	3/1/2026–1/1/2031	4	4
[3]	Ginnie Mae I Pool	3.000%	9/15/2042–7/15/2043	1,782	1,637
[3]	Ginnie Mae I Pool	3.500%	2/15/2026–9/15/2049	2,950	2,781
[3]	Ginnie Mae I Pool	4.000%	6/15/2026–6/15/2046	4,293	4,159
[3]	Ginnie Mae I Pool	4.500%	7/15/2033–2/15/2049	3,791	3,795
[3]	Ginnie Mae I Pool	5.000%	5/15/2034–4/15/2041	2,362	2,408
[3]	Ginnie Mae I Pool	6.000%	6/15/2032	40	41
[3]	Ginnie Mae I Pool	6.500%	3/15/2026–8/15/2039	222	235
[3]	Ginnie Mae I Pool	7.000%	3/15/2026–8/15/2032	96	99
[3]	Ginnie Mae I Pool	7.500%	7/15/2026–3/15/2032	15	15
[3]	Ginnie Mae I Pool	8.000%	6/15/2026–3/15/2032	11	11
[3]	Ginnie Mae I Pool	8.500%	1/15/2027–6/15/2030	3	3
[3]	Ginnie Mae II Pool	1.500%	2/20/2051–12/20/2051	3,723	2,958
[3,6]	Ginnie Mae II Pool	2.000%	8/20/2050–1/15/2056	133,846	110,854
[3]	Ginnie Mae II Pool	2.500%	6/20/2027–7/20/2052	132,971	114,843
[3,6]	Ginnie Mae II Pool	3.000%	6/20/2028–1/15/2056	132,546	120,101
[3,6]	Ginnie Mae II Pool	3.500%	7/20/2026–1/15/2056	109,519	101,854
[3,6]	Ginnie Mae II Pool	4.000%	2/20/2026–1/15/2056	80,329	77,047
[3,6]	Ginnie Mae II Pool	4.500%	11/20/2035–1/15/2056	108,657	106,641
[3,6]	Ginnie Mae II Pool	5.000%	5/20/2039–1/15/2056	159,044	159,326
[3,6]	Ginnie Mae II Pool	5.500%	11/20/2052–1/15/2056	184,444	186,824
[3,6]	Ginnie Mae II Pool	6.000%	12/20/2052–1/15/2056	106,053	108,561
[3,6]	Ginnie Mae II Pool	6.500%	12/20/2035–1/15/2056	35,060	36,428
[3]	Ginnie Mae II Pool	7.000%	4/20/2038–9/20/2054	5,471	5,659
[3]	Ginnie Mae II Pool	7.500%	12/20/2053	239	246
[3,5]	UMBS Pool	1.500%	7/1/2035–4/1/2052	165,421	137,042
[3,5,6]	UMBS Pool	2.000%	11/1/2027–1/25/2056	742,830	621,748
[3,5,6]	UMBS Pool	2.500%	1/1/2027–1/25/2056	517,757	448,326
[3,5,6]	UMBS Pool	3.000%	12/1/2028–2/25/2056	313,235	283,475
[3,5,6]	UMBS Pool	3.500%	1/1/2026–2/25/2056	191,207	179,611
[3,5,6]	UMBS Pool	4.000%	2/1/2026–2/25/2056	179,566	172,852
[3,5,6]	UMBS Pool	4.500%	6/1/2028–1/25/2056	169,609	167,449
[3,5,6]	UMBS Pool	5.000%	3/1/2028–1/25/2056	290,396	291,702
[3,5,6]	UMBS Pool	5.500%	1/1/2032–1/25/2056	426,888	435,607
[3,5,6]	UMBS Pool	6.000%	6/1/2028–1/25/2056	384,194	397,071
[3,5,6]	UMBS Pool	6.500%	11/1/2052–1/25/2056	159,373	166,683
[3,5]	UMBS Pool	7.000%	5/1/2026–8/1/2055	25,984	27,412
[3,5]	UMBS Pool	7.500%	4/1/2026–1/1/2054	1,264	1,344
[3,5]	UMBS Pool	8.000%	8/1/2026–10/1/2030	1	—
[3,5]	UMBS Pool	8.500%	8/1/2026–7/1/2030	4	4
					4,608,531
Nonconventional Mortgage-Backed Securities (0.0%)
[3,5,7]	Fannie Mae Pool, 1YR CMT + 2.313%	6.563%	1/1/2035	7	7
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.290%	6.098%	12/1/2041	11	11
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.060%	9/1/2037	26	27
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.430%	6.068%	7/1/2036	6	6

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.472%	6.328%	3/1/2043	54	56
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.527%	6.169%	10/1/2037	12	12
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.530%	5.926%	12/1/2043	32	33
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.558%	6.308%	9/1/2043	4	4
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.282%	7/1/2043	42	44
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.058%	1/1/2042	24	25
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.621%	6.353%	6/1/2043	14	14
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.623%	6.623%	2/1/2036	5	5
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.502%	3/1/2038	3	3
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.135%	11/1/2036	11	12
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.651%	6.400%	8/1/2035	17	18
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.672%	6.536%	6/1/2042	46	48
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.675%	6.407%	10/1/2042	18	18
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.682%	1/1/2037	6	6
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.312%	10/1/2039	9	10
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.440%	9/1/2042	26	27
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.563%	5/1/2040	4	4
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.695%	6.445%	7/1/2039	1	1
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.448%	8/1/2040	3	4
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.495%	12/1/2040	11	12
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.575%	7/1/2037	2	2
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.701%	6.451%	10/1/2042	15	16
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.080%	11/1/2039	2	2
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.716%	6.491%	8/1/2039	28	29
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.420%	9/1/2034	4	5
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.495%	9/1/2043	28	29
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.244%	12/1/2033	2	2
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.724%	5/1/2042	16	16
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.498%	7/1/2041	33	34
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.500%	10/1/2040	6	7
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.644%	7/1/2042	22	22
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.655%	2/1/2041	3	3
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.790%	6.497%	2/1/2042	15	15
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.790%	6.684%	5/1/2042	6	6
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.792%	6.625%	3/1/2042	26	27
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.793%	6.410%	8/1/2042	45	47
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.740%	3/1/2042	30	32
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.797%	6.584%	2/1/2042	60	63
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.802%	6.298%	11/1/2039	9	10
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.259%	11/1/2041	27	28
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.185%	11/1/2033–11/1/2039	10	11
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.310%	10/1/2040	5	5
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.685%	12/1/2040	3	3
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.742%	2/1/2041	7	8
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.259%	1/1/2042	4	4
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.325%	11/1/2041	12	13
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	12/1/2040	2	2
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.292%	12/1/2041	17	17
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.315%	11/1/2040	11	11
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.565%	6/1/2041	2	2
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.576%	5/1/2041	15	15
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	2/1/2041	5	5
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.824%	6.659%	3/1/2041	12	13
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.825%	3/1/2041	7	8
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.455%	6/1/2041	15	16
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.705%	4/1/2041	17	18
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.834%	6.458%	9/1/2040	5	5
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.782%	1/1/2040	7	8
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.835%	5/1/2040	4	4
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.254%	12/1/2039	12	12
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.590%	8/1/2039	9	9
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.534%	11/1/2034	10	10
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.909%	4/1/2037	14	15
[3,5,7]	Fannie Mae Pool, RFUCCT6M + 1.037%	5.641%	4/1/2037	8	8
[3,5,7]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.523%	8/1/2037	14	15
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.181%	11/1/2034	10	10
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.250%	5/1/2036	2	2
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.500%	2/1/2036	6	6
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.414%	6.664%	10/1/2036	8	8
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	6.275%	9/1/2037	2	2

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.265%	12/1/2036	8	8
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.390%	5/1/2042–11/1/2043	25	25
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.160%	10/1/2037	5	5
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.290%	12/1/2034	4	4
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.628%	2/1/2037	3	3
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	6.602%	1/1/2035	1	1
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	6.610%	12/1/2035	3	3
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.367%	12/1/2036	4	4
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	6.620%	12/1/2040	11	11
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.475%	12/1/2041	24	25
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.750%	5/1/2038	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.834%	6.707%	2/1/2042	6	6
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.838%	6.631%	3/1/2042	5	5
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.480%	5/1/2037	7	7
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.505%	6/1/2040	11	11
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.575%	6/1/2041	5	5
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.755%	12/1/2040–3/1/2041	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.846%	5/1/2040	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.880%	1/1/2041	4	4
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	6.638%	6/1/2040	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.890%	6.808%	2/1/2042	4	4
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.892%	6.641%	9/1/2040	7	7
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.450%	11/1/2040	7	8
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.525%	6/1/2040	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.785%	2/1/2041	5	5
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.815%	2/1/2041	4	4
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.843%	1/1/2041	4	4
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.960%	3/1/2038	4	4
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	6.410%	1/1/2037	18	18
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.750%	10/20/2038–12/20/2043	210	216
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.375%	7/20/2038–8/20/2041	90	92
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	1/20/2041–6/20/2043	301	309
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.875%	12/20/2039–12/20/2040	18	18
[3,7]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.125%	5/20/2041	12	12
[3,7]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.375%	11/20/2040	4	4
					1,909
Total U.S. Government and Agency Obligations (Cost $16,989,263)					16,145,917
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
[3]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/2027	30	30
[3]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/2027	54	54
[3]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/2028	134	134
[3]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	75	76
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/2030	90	91
[3]	Ally Auto Receivables Trust Series 2025-1	4.080%	6/16/2031	450	453
[3]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/2028	1,250	1,255
[3]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/2030	375	384
[3]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/2028	420	424
[3]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/16/2030	420	434
[3]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/2031	1,200	1,251
[3]	American Express Credit Account Master Trust Series 2025-1	4.560%	12/17/2029	1,000	1,016
[3]	American Express Credit Account Master Trust Series 2025-4	4.300%	7/15/2030	720	729
[3]	American Express Credit Account Master Trust Series 2025-5	4.510%	7/15/2032	800	817
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/2027	52	51
[3]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/2027	68	69
[3]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/2028	100	102
[3]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/2028	925	928
[3]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/2029	1,000	1,016
[3]	BA Credit Card Trust Series 2025-A1	4.310%	5/15/2030	250	253
[3]	BANK Series 2017-BNK4	3.625%	5/15/2050	800	792
[3]	BANK Series 2017-BNK5	3.390%	6/15/2060	700	692
[3]	BANK Series 2017-BNK5	3.624%	6/15/2060	350	343
[3]	BANK Series 2017-BNK6	3.254%	7/15/2060	158	156
[3]	BANK Series 2017-BNK6	3.518%	7/15/2060	980	970
[3]	BANK Series 2017-BNK6	3.741%	7/15/2060	780	767
[3]	BANK Series 2017-BNK7	3.175%	9/15/2060	471	465
[3]	BANK Series 2017-BNK7	3.435%	9/15/2060	275	272
[3]	BANK Series 2017-BNK7	3.748%	9/15/2060	300	291
[3]	BANK Series 2017-BNK8	3.488%	11/15/2050	600	587

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BANK Series 2017-BNK8	3.731%	11/15/2050	100	96
[3]	BANK Series 2017-BNK8	4.090%	11/15/2050	250	209
[3]	BANK Series 2017-BNK9	3.538%	11/15/2054	594	587
[3]	BANK Series 2018-BNK10	3.641%	2/15/2061	49	49
[3]	BANK Series 2018-BNK10	3.688%	2/15/2061	400	396
[3]	BANK Series 2018-BNK10	3.898%	2/15/2061	150	147
[3]	BANK Series 2018-BNK11	4.046%	3/15/2061	400	399
[3]	BANK Series 2018-BNK12	4.255%	5/15/2061	500	500
[3]	BANK Series 2018-BNK12	4.341%	5/15/2061	150	148
[3]	BANK Series 2018-BNK13	3.953%	8/15/2061	151	151
[3]	BANK Series 2018-BNK13	4.217%	8/15/2061	825	826
[3]	BANK Series 2018-BNK14	3.966%	9/15/2060	100	99
[3]	BANK Series 2018-BNK14	4.128%	9/15/2060	115	114
[3]	BANK Series 2018-BNK14	4.231%	9/15/2060	250	250
[3]	BANK Series 2018-BNK14	4.481%	9/15/2060	175	171
[3]	BANK Series 2018-BNK15	4.407%	11/15/2061	470	472
[3]	BANK Series 2019-BNK16	4.005%	2/15/2052	275	273
[3]	BANK Series 2019-BNK17	3.714%	4/15/2052	360	354
[3]	BANK Series 2019-BNK17	3.976%	4/15/2052	75	72
[3]	BANK Series 2019-BNK18	3.584%	5/15/2062	640	616
[3]	BANK Series 2019-BNK18	3.826%	5/15/2062	200	183
[3]	BANK Series 2019-BNK19	3.183%	8/15/2061	550	521
[3]	BANK Series 2019-BNK20	3.011%	9/15/2062	725	686
[3]	BANK Series 2019-BNK21	2.851%	10/17/2052	595	564
[3]	BANK Series 2019-BNK21	3.093%	10/17/2052	300	282
[3]	BANK Series 2019-BNK22	2.978%	11/15/2062	315	299
[3]	BANK Series 2019-BNK23	2.920%	12/15/2052	735	696
[3]	BANK Series 2019-BNK23	3.203%	12/15/2052	275	251
[3]	BANK Series 2019-BNK24	2.960%	11/15/2062	575	545
[3]	BANK Series 2019-BNK24	3.283%	11/15/2062	275	258
[3]	BANK Series 2020-BNK25	2.649%	1/15/2063	375	349
[3]	BANK Series 2020-BNK25	2.841%	1/15/2063	265	245
[3]	BANK Series 2020-BNK26	2.403%	3/15/2063	675	619
[3]	BANK Series 2020-BNK26	2.687%	3/15/2063	215	194
[3]	BANK Series 2020-BNK27	2.144%	4/15/2063	600	537
[3]	BANK Series 2020-BNK27	2.551%	4/15/2063	175	154
[3]	BANK Series 2020-BNK28	1.844%	3/15/2063	180	161
[3]	BANK Series 2020-BNK29	1.997%	11/15/2053	250	221
[3]	BANK Series 2020-BNK30	1.925%	12/15/2053	300	265
[3]	BANK Series 2020-BNK30	2.111%	12/15/2053	35	30
[3]	BANK Series 2021-BNK31	2.036%	2/15/2054	225	200
[3]	BANK Series 2021-BNK31	2.211%	2/15/2054	125	109
[3]	BANK Series 2021-BNK32	2.643%	4/15/2054	350	320
[3]	BANK Series 2021-BNK33	2.556%	5/15/2064	175	158
[3]	BANK Series 2021-BNK34	2.438%	6/15/2063	675	597
[3]	BANK Series 2021-BNK35	2.285%	6/15/2064	400	355
[3]	BANK Series 2021-BNK36	2.470%	9/15/2064	600	537
[3]	BANK Series 2021-BNK36	2.695%	9/15/2064	175	154
[3]	BANK Series 2021-BNK37	2.618%	11/15/2064	600	536
[3]	BANK Series 2022-BNK39	3.181%	2/15/2055	30	27
[3]	BANK Series 2022-BNK43	4.399%	8/15/2055	800	785
[3]	BANK Series 2022-BNK43	4.830%	8/15/2055	175	172
[3]	BANK Series 2023-5YR2	6.656%	7/15/2056	500	526
[3]	BANK Series 2023-5YR2	7.140%	7/15/2056	175	185
[3]	BANK Series 2023-5YR3	6.724%	9/15/2056	250	264
[3]	BANK Series 2023-5YR3	7.315%	9/15/2056	250	267
[3]	BANK Series 2023-5YR3	7.315%	9/15/2056	100	105
[3]	BANK Series 2023-BNK45	5.203%	2/15/2056	250	255
[3]	BANK Series 2023-BNK45	5.651%	2/15/2056	150	155
[3]	BANK Series 2023-BNK46	5.745%	8/15/2056	500	527
[3]	BANK Series 2023-BNK46	6.385%	8/15/2056	115	123
[3]	BANK Series 2024-5YR8	5.884%	8/15/2057	390	408
[3]	BANK Series 2024-5YR9	5.614%	8/15/2057	400	416
[3]	BANK Series 2024-BNK47	5.716%	6/15/2057	700	743
[3]	BANK Series 2024-BNK48	5.053%	10/15/2057	690	702
[3]	BANK Series 2024-BNK48	5.355%	10/15/2057	580	588
[3]	BANK Series 2025-BNK49	5.623%	3/15/2058	950	1,003
[3]	BANK Series 2025-BNK49	6.025%	3/15/2058	300	316
[3]	BANK Series 2025-BNK51	5.290%	12/25/2067	1,000	1,029
[3]	BANK Series 2025-BNK51	5.544%	12/25/2067	300	309

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/2050	1,080	1,073
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/2050	420	415
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	225	220
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/2052	1,150	1,092
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/2052	100	92
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	625	597
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/2052	375	355
[3]	Barclays Dryrock Issuance Trust Series 2025-1	3.970%	7/15/2031	500	501
[3]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/2050	1,175	1,163
[3]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/2050	325	318
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	500	497
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/2053	450	419
[3]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/2053	143	131
[3]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/2053	150	135
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/2053	525	467
[3]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/2053	110	97
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	650	585
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	225	201
[3]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/2054	100	89
[3]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/2054	375	336
[3]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/2055	950	862
[3]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/2056	750	795
[3]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/2056	250	259
[3]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/2056	75	78
[3]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/2056	175	183
[3]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/2056	75	79
[3]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/2056	500	538
[3]	BBCMS Mortgage Trust Series 2023-C21	6.296%	9/15/2056	250	269
[3]	BBCMS Mortgage Trust Series 2023-C21	6.296%	9/15/2056	100	105
[3]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/2056	300	335
[3]	BBCMS Mortgage Trust Series 2023-C22	7.131%	11/15/2056	100	110
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	800	837
[3]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	200	209
[3]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	50	52
[3]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	500	535
[3]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	313	325
[3]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	1,150	1,208
[3]	BBCMS Mortgage Trust Series 2025-C32	5.433%	2/15/2062	800	836
[3]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	300	319
[3]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	1,100	1,157
[3]	BBCMS Mortgage Trust Series 2025-C39	5.297%	12/15/2058	1,700	1,753
[3]	BBCMS Mortgage Trust Series 2025-C39	5.492%	12/15/2058	350	360
[3]	BBCMS Mortgage Trust Series 2025-C39	5.808%	12/15/2058	110	113
[3]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	646	589
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	450	445
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/2051	200	195
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/2051	2,280	2,262
[3]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/2051	625	605
[3]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/2051	1,000	995
[3]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/2051	250	249
[3]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/2051	500	486
[3]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/2051	1,175	1,173
[3]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/2051	450	448
[3]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/2051	125	121
[3]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/2053	25	25
[3]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/2052	435	432
[3]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/2052	200	194
[3]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/2052	91	90
[3]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/2052	261	257
[3]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/2062	300	294
[3]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/2062	125	120
[3]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/2052	200	194
[3]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/2052	1,450	1,407
[3]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/2052	310	286
[3]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/2057	300	285
[3]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/2062	225	213
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/2072	265	249
[3]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/2053	375	351

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/2053	100	91
[3]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/2053	94	89
[3]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/2053	850	768
[3]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/2053	105	92
[3]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/2053	212	188
[3]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/2053	75	63
[3]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/2053	425	376
[3]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/2053	35	30
[3]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/2053	525	464
[3]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/2053	50	44
[3]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/2054	400	351
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/2043	575	503
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/2043	175	147
[3]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/2054	1,875	1,650
[3]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/2054	275	229
[3]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/2054	500	448
[3]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/2054	100	88
[3]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/2054	550	495
[3]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/2054	250	219
[3]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/2054	575	518
[3]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/2054	350	309
[3]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/2054	75	70
[3]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/2054	225	200
[3]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/2054	75	66
[3]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/2054	925	829
[3]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/2054	500	448
[3]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/2055	1,425	1,276
[3]	Benchmark Mortgage Trust Series 2022-B32	3.409%	1/15/2055	300	264
[3]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/2055	300	279
[3]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/2055	250	233
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	375	367
[3]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/2055	100	99
[3]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/2056	825	873
[3]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/2056	250	264
[3]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/2055	325	336
[3]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/2055	175	182
[3]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/2056	80	84
[3]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/2056	260	274
[3]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/2057	100	104
[3]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/2057	50	52
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	500	515
[3]	Benchmark Mortgage Trust Series 2024-V10	5.725%	9/15/2057	250	258
[3]	Benchmark Mortgage Trust Series 2025-B41	5.407%	7/15/2068	180	187
[3]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	79	82
[3]	Benchmark Mortgage Trust Series 2025-V15	5.805%	6/15/2058	1,750	1,843
[3]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/2055	275	255
[3]	BMO Mortgage Trust Series 2022-C2	4.810%	7/15/2054	300	304
[3]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/2054	900	925
[3]	BMO Mortgage Trust Series 2022-C3	5.325%	9/15/2054	125	128
[3]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/2056	1,000	1,047
[3]	BMO Mortgage Trust Series 2023-5C1	7.117%	8/15/2056	500	528
[3]	BMO Mortgage Trust Series 2023-5C2	7.055%	11/15/2056	300	321
[3]	BMO Mortgage Trust Series 2023-5C2	7.244%	11/15/2056	800	849
[3]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/2056	275	281
[3]	BMO Mortgage Trust Series 2023-C4	5.345%	2/15/2056	50	51
[3]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/2056	200	209
[3]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/2056	75	79
[3]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/2056	500	529
[3]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/2056	160	171
[3]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/2056	400	439
[3]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/2057	300	311
[3]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/2057	50	52
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	600	637
[3]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/2057	600	635
[3]	BMO Mortgage Trust Series 2024-5C4	7.018%	5/15/2057	600	626
[3]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	450	468
[3]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	615	646
[3]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	900	954
[3]	BMO Mortgage Trust Series 2024-C9	6.127%	7/15/2057	965	1,019
[3]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	250	261

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BMO Mortgage Trust Series 2025-5C13	5.227%	12/15/2058	400	412
[3]	BMO Mortgage Trust Series 2025-5C13	5.575%	12/15/2058	280	288
[3]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	900	950
[3]	BMO Mortgage Trust Series 2025-C12	5.573%	6/15/2058	700	735
[3]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	1,500	1,546
[3]	BMW Vehicle Lease Trust Series 2024-1	4.980%	3/25/2027	303	304
[3]	BMW Vehicle Lease Trust Series 2024-1	5.000%	6/25/2027	250	251
[3]	BMW Vehicle Lease Trust Series 2024-2	4.180%	10/25/2027	225	226
[3]	BMW Vehicle Lease Trust Series 2024-2	4.210%	2/25/2028	240	241
[3]	BMW Vehicle Lease Trust Series 2025-1	4.430%	6/26/2028	300	303
[3]	BMW Vehicle Lease Trust Series 2025-1	4.490%	10/25/2028	100	101
[3]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/2028	14	14
[3]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/2028	48	49
[3]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/2029	32	32
[3]	BMW Vehicle Owner Trust Series 2025-A	4.560%	9/25/2029	500	505
[3]	BMW Vehicle Owner Trust Series 2025-A	4.660%	12/27/2032	100	102
[3]	Bridgecrest Lending Auto Securitization Trust Series 2024-3	5.340%	4/17/2028	109	109
[3]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/2052	65	64
[3]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/2052	550	521
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/2053	560	528
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/2053	240	217
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/2028	1,300	1,286
[3]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/2030	2,175	2,049
[3]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/2028	1,325	1,328
[3]	Capital One Multi-Asset Execution Trust Series 2025-A1	3.820%	9/15/2030	1,301	1,302
[3]	Capital One Multi-Asset Execution Trust Series 2025-A2	4.020%	9/15/2032	589	589
[3]	Capital One Multi-Asset Execution Trust Series 2025-A3	4.650%	10/15/2037	1,950	1,950
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/2027	24	24
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/2027	225	225
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/2027	100	100
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/2028	70	70
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/2028	100	101
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/2029	230	232
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	105	107
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/2027	136	135
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/2027	88	88
[3]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/2027	114	115
[3]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/2029	150	151
[3]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/2028	152	153
[3]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/2028	100	101
[3]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/2028	125	126
[3]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	120	122
[3]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/2028	74	75
[3]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	150	154
[3]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/2028	134	135
[3]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	50	51
[3]	CarMax Auto Owner Trust Series 2024-3	4.890%	7/16/2029	550	557
[3]	CarMax Auto Owner Trust Series 2024-3	4.850%	1/15/2030	400	408
[3]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	415	419
[3]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	160	162
[3]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	700	710
[3]	CarMax Auto Owner Trust Series 2025-1	4.950%	8/15/2030	250	256
[3]	CarMax Auto Owner Trust Series 2025-3	4.350%	7/15/2030	325	328
[3]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	325	329
[3]	CarMax Auto Owner Trust Series 2025-4	3.970%	12/16/2030	200	200
[3]	CarMax Auto Owner Trust Series 2025-4	4.080%	6/16/2031	120	120
[3]	CarMax Select Receivables Trust Series 2025-B	4.120%	3/15/2030	150	150
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/2027	32	32
[3]	Carvana Auto Receivables Trust Series 2025-P1	4.550%	5/10/2030	60	60
[3]	Carvana Auto Receivables Trust Series 2025-P1	4.740%	4/10/2031	62	63
[3]	Carvana Auto Receivables Trust Series 2025-P2	4.550%	8/12/2030	400	403
[3]	Carvana Auto Receivables Trust Series 2025-P2	4.750%	6/10/2031	250	254
[3]	Carvana Auto Receivables Trust Series 2025-P3	4.040%	11/11/2030	250	251
[3]	Carvana Auto Receivables Trust Series 2025-P4	4.590%	1/12/2032	150	150
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/2049	625	616
[3]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/2049	600	586
[3]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/2050	503	491
[3]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/2050	131	116
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	500	495
[3]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/2050	300	294

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/2050	83	83
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/2050	475	469
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	275	269
[3]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/2051	15	15
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/2051	575	572
[3]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/2057	191	181
[3]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/2057	775	727
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/2058	400	398
[3]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/2050	300	297
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/2050	800	790
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/2050	200	196
[3]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/2028	560	565
[3]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/2030	480	496
[3]	Chase Issuance Trust Series 2024-A1	4.600%	1/15/2029	850	858
[3]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/2031	450	461
[3]	Chase Issuance Trust Series 2025-A1	4.160%	7/15/2030	3,500	3,534
[3]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/2039	391	431
[3]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/2030	1,000	1,004
[3]	Citibank Credit Card Issuance Trust Series 2025-A1	4.300%	6/21/2030	700	708
[3]	Citibank Credit Card Issuance Trust Series 2025-A2	4.490%	6/21/2032	400	408
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/2048	166	160
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/2048	58	57
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/2049	841	837
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/2049	250	249
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/2049	250	248
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/2050	83	82
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	1,100	1,085
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/2050	150	146
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/2051	169	167
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	1,200	1,194
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/2051	134	133
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	675	642
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/2056	975	926
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/2052	1,125	1,061
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/2053	450	419
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/2053	190	172
[3]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.579%	5/15/2054	475	474
[3]	CNH Equipment Trust Series 2022-A	2.940%	7/15/2027	34	34
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/2029	100	99
[3]	CNH Equipment Trust Series 2022-B	3.890%	11/15/2027	30	30
[3]	CNH Equipment Trust Series 2022-B	3.910%	3/15/2028	50	50
[3]	CNH Equipment Trust Series 2023-A	4.810%	8/15/2028	149	150
[3]	CNH Equipment Trust Series 2023-A	4.770%	10/15/2030	50	51
[3]	CNH Equipment Trust Series 2023-B	5.600%	2/15/2029	280	285
[3]	CNH Equipment Trust Series 2023-B	5.460%	3/17/2031	50	52
[3]	CNH Equipment Trust Series 2024-A	4.770%	6/15/2029	166	168
[3]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	50	51
[3]	CNH Equipment Trust Series 2024-B	5.190%	9/17/2029	1,200	1,219
[3]	CNH Equipment Trust Series 2024-B	5.230%	11/17/2031	570	588
[3]	CNH Equipment Trust Series 2024-C	4.120%	3/15/2032	140	141
[3]	CNH Equipment Trust Series 2025-A	4.540%	9/15/2032	250	254
[3]	CNH Equipment Trust Series 2025-B	4.300%	10/15/2030	300	303
[3]	CNH Equipment Trust Series 2025-B	4.430%	1/18/2033	300	304
[3]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/2046	49	46
[3]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/2046	50	20
[3]	COMM Mortgage Trust Series 2014-CR14	3.553%	2/10/2047	59	58
[3]	COMM Mortgage Trust Series 2014-CR15	3.913%	2/10/2047	37	36
[3]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/2050	125	123
[3]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/2051	500	493
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	450	427
[3]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/2057	150	140
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.833%	4/15/2050	125	119
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.797%	8/15/2048	200	190
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/2050	800	788
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/2050	250	244
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/2050	575	560
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/2051	1,200	1,195
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/2051	250	250
[3]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/2052	2,475	2,446
[3]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/2052	1,125	1,090

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/2054	1,075	994
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/2054	175	156
[3]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/2051	400	400
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/2050	600	592
[3]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/2050	150	145
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	200	179
[3]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/2028	1,375	1,376
[3]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/2028	1,325	1,332
[3]	Drive Auto Receivables Trust Series 2024-2	4.500%	9/15/2028	90	90
[3]	Drive Auto Receivables Trust Series 2025-1	4.730%	9/15/2032	500	503
[3]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/2027	64	63
[3]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/2028	65	65
[3]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/2028	72	72
[3]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/2028	87	88
[3]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/2029	98	99
[3]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/2028	3	3
[3]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/2029	25	25
[3]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/2028	52	52
[3]	Exeter Automobile Receivables Trust Series 2024-4A	5.290%	8/15/2030	250	251
[3]	Exeter Automobile Receivables Trust Series 2024-5A	4.480%	4/16/2029	45	45
[3]	Exeter Automobile Receivables Trust Series 2025-1A	4.670%	8/15/2028	400	401
[3]	Exeter Automobile Receivables Trust Series 2025-5A	4.280%	7/15/2030	800	802
[3,5]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/2027	157	156
[3,5]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/2026	330	328
[3,5]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/2026	147	146
[3,5]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/2026	1,012	1,005
[3,5]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/2026	585	580
[3,5]	Fannie Mae-Aces Series 2016-M12	2.435%	9/25/2026	748	740
[3,5]	Fannie Mae-Aces Series 2016-M13	2.525%	9/25/2026	164	163
[3,5]	Fannie Mae-Aces Series 2017-M1	2.420%	10/25/2026	768	759
[3,5]	Fannie Mae-Aces Series 2017-M2	2.861%	2/25/2027	525	519
[3,5]	Fannie Mae-Aces Series 2017-M3	2.478%	12/25/2026	888	877
[3,5]	Fannie Mae-Aces Series 2017-M4	2.573%	12/25/2026	678	669
[3,5]	Fannie Mae-Aces Series 2017-M5	3.019%	4/25/2029	133	130
[3,5]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/2027	514	509
[3,5]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/2027	992	982
[3,5]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/2029	412	399
[3,5]	Fannie Mae-Aces Series 2017-M12	3.064%	6/25/2027	627	620
[3,5]	Fannie Mae-Aces Series 2017-M14	2.810%	11/25/2027	255	250
[3,5]	Fannie Mae-Aces Series 2017-M15	3.158%	11/25/2027	875	866
[3,5]	Fannie Mae-Aces Series 2018-M1	2.984%	12/25/2027	343	338
[3,5]	Fannie Mae-Aces Series 2018-M2	2.928%	1/25/2028	1,093	1,074
[3,5]	Fannie Mae-Aces Series 2018-M3	3.074%	2/25/2030	186	180
[3,5]	Fannie Mae-Aces Series 2018-M4	3.067%	3/25/2028	437	431
[3,5]	Fannie Mae-Aces Series 2018-M7	3.030%	3/25/2028	351	345
[3,5]	Fannie Mae-Aces Series 2018-M10	3.354%	7/25/2028	192	191
[3,5]	Fannie Mae-Aces Series 2018-M12	3.625%	8/25/2030	847	832
[3,5]	Fannie Mae-Aces Series 2018-M13	3.750%	9/25/2030	584	578
[3,5]	Fannie Mae-Aces Series 2018-M14	3.577%	8/25/2028	637	631
[3,5]	Fannie Mae-Aces Series 2019-M1	3.560%	9/25/2028	530	526
[3,5]	Fannie Mae-Aces Series 2019-M2	3.622%	11/25/2028	762	753
[3,5]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/2031	762	743
[3,5]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/2029	706	693
[3,5]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/2029	751	732
[3,5]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/2029	1,026	999
[3,5]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/2029	2,606	2,526
[3,5]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/2029	901	859
[3,5]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/2031	1,753	1,613
[3,5]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/2031	114	106
[3,5]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/2029	1,285	1,229
[3,5]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/2029	185	175
[3,5]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/2029	815	767
[3,5]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/2030	447	417
[3,5]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/2030	271	247
[3,5]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/2030	350	313
[3,5]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/2030	1,150	1,018
[3,5]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/2030	876	793
[3,5]	Fannie Mae-Aces Series 2020-M52	1.323%	10/25/2030	915	810
[3,5]	Fannie Mae-Aces Series 2021-M1	1.386%	11/25/2030	725	642
[3,5]	Fannie Mae-Aces Series 2021-M1G	1.468%	11/25/2030	225	199

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Fannie Mae-Aces Series 2021-M3G	1.245%	1/25/2031	1,050	918
[3,5]	Fannie Mae-Aces Series 2021-M4	1.465%	2/25/2031	4,275	3,756
[3,5]	Fannie Mae-Aces Series 2021-M11	1.457%	3/25/2031	1,900	1,657
[3,5]	Fannie Mae-Aces Series 2021-M13	1.598%	4/25/2031	215	190
[3,5]	Fannie Mae-Aces Series 2021-M13	1.626%	3/25/2033	200	166
[3,5]	Fannie Mae-Aces Series 2021-M19	1.738%	10/25/2031	1,250	1,092
[3,5]	Fannie Mae-Aces Series 2022-M1	1.668%	10/25/2031	1,500	1,308
[3,5]	Fannie Mae-Aces Series 2022-M1G	1.531%	9/25/2031	325	284
[3,5]	Fannie Mae-Aces Series 2022-M3	1.707%	11/25/2031	450	390
[3,5]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/2030	750	698
[3,5]	Fannie Mae-Aces Series 2022-M8	1.936%	12/25/2031	725	635
[3,5]	Fannie Mae-Aces Series 2022-M10	1.928%	1/25/2032	1,100	972
[3,5]	Fannie Mae-Aces Series 2023-M1S	4.498%	4/25/2033	640	644
[3,5]	Fannie Mae-Aces Series 2023-M6	4.181%	7/25/2028	611	615
[3,5]	Fannie Mae-Aces Series 2023-M8	4.476%	3/25/2033	300	302
[3,5]	Fannie Mae-Aces Series 2025-M4	4.389%	8/25/2035	400	396
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/2026	937	930
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/2026	500	496
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/2026	790	785
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/2026	1,000	994
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/2026	1,906	1,895
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/2026	2,388	2,376
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/2027	1,775	1,767
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/2027	1,300	1,291
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/2027	915	908
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/2027	600	594
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/2027	875	867
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/2027	500	496
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/2027	850	841
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/2027	275	272
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/2027	960	950
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/2027	450	447
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/2028	500	495
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/2028	999	994
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/2028	675	672
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/2028	2,575	2,578
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/2028	500	500
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/2028	1,000	1,001
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/2028	125	125
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/2028	800	801
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/2028	1,200	1,201
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/2028	550	551
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/2028	3,425	3,441
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/2028	2,400	2,395
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/2028	1,025	1,030
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/2028	777	775
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/2029	1,175	1,169
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/2029	475	471
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/2029	900	888
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/2029	300	297
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/2029	975	957
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/2029	1,627	1,583
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/2029	1,150	1,113
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/2029	1,150	1,110
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/2029	1,000	955
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/2029	1,850	1,759
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/2029	850	812
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/2029	1,500	1,426
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/2029	1,400	1,333
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/2029	1,100	1,049
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/2030	1,835	1,722
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/2030	990	914
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/2030	600	545
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/2030	1,000	907
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/2030	225	204
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/2030	550	493
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/2030	500	448
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/2030	700	625
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/2030	1,250	1,116
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/2030	1,200	1,070

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/2030	1,600	1,429
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/2030	1,100	979
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/2030	103	96
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/2030	700	624
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/2030	39	37
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/2030	700	622
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/2030	2,150	1,919
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/2030	1,225	1,093
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/2031	875	787
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/2031	1,075	979
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/2031	600	546
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/2031	1,115	1,011
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/2030	209	194
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/2031	1,800	1,617
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/2031	700	620
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/2031	5,750	5,118
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/2031	500	446
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/2031	900	806
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/2031	94	88
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/2031	850	766
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/2031	550	494
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/2032	725	659
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/2032	550	493
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/2032	2,050	1,842
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/2055	96	91
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/2032	500	478
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/2031	400	382
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/2029	1,600	1,573
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/2031	900	854
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/2032	250	246
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/2032	400	381
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/2032	400	396
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/2033	850	819
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/2033	400	402
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/2033	275	274
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/2033	850	842
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/2033	375	365
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/2030	300	297
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/2030	300	299
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/2033	600	605
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/2033	950	957
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/2033	500	516
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K164	5.000%	5/25/2034	1,300	1,350
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K165	4.489%	9/25/2034	515	517
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K167	4.760%	10/25/2034	825	842
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K168	4.130%	12/25/2034	925	903
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K169	4.660%	12/25/2034	600	608
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K171	4.400%	6/25/2035	350	347
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K175	4.420%	10/25/2035	790	784
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/2028	640	653
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/2028	480	488
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/2028	450	459
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/2028	800	817
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/2028	550	564
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/2028	400	411
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	250	256
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/2028	300	308
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/2028	500	511
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/2029	750	779
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/2029	650	677
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/2029	600	623
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/2029	530	551
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/2029	540	559
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K524	4.720%	5/25/2029	300	307
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K526	4.543%	7/25/2029	500	509
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K533	4.230%	12/25/2029	300	302
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K537	4.430%	2/25/2030	326	331
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K538	4.478%	1/25/2030	3,000	3,050
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K541	4.348%	2/25/2030	3,000	3,035
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K542	4.404%	4/25/2030	1,650	1,672

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K543	4.329%	6/25/2030	250	253
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	300	304
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K548	4.320%	9/25/2030	325	328
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K551	4.165%	11/25/2030	585	586
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/2026	1,700	1,683
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/2027	1,812	1,749
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/2027	1,650	1,585
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/2028	850	815
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/2028	550	525
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/2028	403	384
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/2028	1,100	1,042
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/2028	725	692
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/2028	650	619
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/2029	125	118
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/2030	650	659
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/2030	640	646
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/2030	800	810
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/2030	350	362
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K756	4.963%	5/25/2031	500	519
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K757	4.456%	8/25/2031	1,100	1,115
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K758	4.680%	10/25/2031	1,725	1,766
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K759	4.800%	1/25/2032	1,000	1,029
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K760	4.550%	1/25/2032	250	254
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K761	4.400%	6/25/2032	3,200	3,222
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K762	4.360%	9/25/2032	6,000	6,026
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K763	4.170%	10/25/2032	2,600	2,581
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/2031	300	295
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/2034	2,135	2,043
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/2031	375	364
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/2034	950	895
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/2034	2,295	2,027
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/2034	950	840
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/2035	625	509
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/2035	875	692
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/2035	1,250	992
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/2035	375	297
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/2035	1,065	852
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/2035	239	208
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/2036	875	724
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/2036	700	559
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/2036	675	545
[3,5]	FHLMC Multifamily WI Certificates Series K170	5.000%	6/25/2035	3,000	3,114
[3]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/2028	274	277
[3]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/2031	100	102
[3]	First National Master Note Trust Series 2023-2	5.770%	9/15/2029	250	253
[3]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/2027	84	84
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/2029	400	405
[3]	Ford Credit Auto Lease Trust Series 2025-B	4.230%	12/15/2028	800	805
[3]	Ford Credit Auto Lease Trust Series 2025-B	4.300%	8/15/2029	300	302
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/2027	60	60
[3]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/2027	302	302
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/2028	68	68
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/2028	75	76
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/2028	142	143
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	50	51
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	150	153
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/2029	640	653
[3]	Ford Credit Auto Owner Trust Series 2025-B	3.910%	4/15/2030	480	482
[3]	Ford Credit Auto Owner Trust Series 2025-B	3.950%	7/15/2031	170	170
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/2030	700	703
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	400	407
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-2	4.060%	9/15/2030	1,030	1,033
[3]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/2027	75	75
[3]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	2/22/2028	75	75
[3]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/2028	75	75
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.210%	10/20/2027	165	165
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.220%	10/20/2028	175	176
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.660%	2/21/2028	400	403
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/2029	250	253
[3]	GM Financial Automobile Leasing Trust Series 2025-3	4.170%	8/21/2028	333	335

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GM Financial Automobile Leasing Trust Series 2025-3	4.200%	8/20/2029	75	75
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/2028	38	38
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/2028	48	47
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/2027	100	100
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/2027	82	83
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/2028	73	73
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/2028	50	50
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/2028	119	119
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/2028	78	79
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/2028	81	82
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/2029	200	205
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	50	51
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.090%	11/16/2029	700	714
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	200	202
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.620%	12/17/2029	300	303
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/2030	300	306
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.180%	8/16/2030	200	202
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.300%	9/16/2031	50	51
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/2047	31	30
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.430%	9/10/2047	125	120
[3]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/2047	108	103
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/2048	8	8
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/2049	200	198
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/2050	625	618
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/2050	250	237
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/2050	700	692
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/2050	100	96
[3]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/2050	30	22
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/2050	983	971
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/2050	262	254
[3]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/2050	200	197
[3]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/2052	400	384
[3]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/2052	250	240
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/2052	550	525
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/2052	1,125	1,061
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/2052	275	257
[3]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/2052	500	474
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/2053	525	495
[3]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/2053	150	139
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	250	230
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/2053	475	419
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/2053	75	65
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/2030	51	51
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/2027	82	82
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/2030	275	277
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/2028	251	253
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	150	153
[3]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/2029	851	860
[3]	Harley-Davidson Motorcycle Trust Series 2024-A	5.290%	12/15/2031	1,500	1,536
[3]	Harley-Davidson Motorcycle Trust Series 2024-B	4.310%	7/16/2029	120	120
[3]	Harley-Davidson Motorcycle Trust Series 2024-B	4.280%	4/15/2032	250	252
[3]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/2028	61	61
[3]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/2027	41	41
[3]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/2029	75	75
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/2027	91	92
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/2029	50	50
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/2028	263	265
[3]	Honda Auto Receivables Owner Trust Series 2023-4	5.660%	2/21/2030	850	867
[3]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/2030	50	51
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/2030	1,000	1,023
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/2029	140	141
[3]	Honda Auto Receivables Owner Trust Series 2025-1	4.570%	9/21/2029	1,000	1,011
[3]	Honda Auto Receivables Owner Trust Series 2025-1	4.640%	5/21/2031	500	509
[3]	Honda Auto Receivables Owner Trust Series 2025-3	4.040%	2/21/2030	497	500
[3]	Honda Auto Receivables Owner Trust Series 2025-3	4.100%	11/21/2031	75	75
[3]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/2028	100	100
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/2028	103	104
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	57	58
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/2028	117	118
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	100	102

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Hyundai Auto Receivables Trust Series 2024-B	4.840%	3/15/2029	500	506
[3]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/2030	263	267
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	135	137
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.400%	4/15/2031	400	405
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.360%	12/17/2029	400	404
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.440%	6/17/2030	150	152
[3]	John Deere Owner Trust Series 2022-C	5.200%	9/17/2029	175	176
[3]	John Deere Owner Trust Series 2023-A	5.010%	11/15/2027	87	87
[3]	John Deere Owner Trust Series 2023-A	5.010%	12/17/2029	75	76
[3]	John Deere Owner Trust Series 2023-B	5.180%	3/15/2028	139	140
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/2030	75	76
[3]	John Deere Owner Trust Series 2023-C	5.480%	5/15/2028	369	372
[3]	John Deere Owner Trust Series 2023-C	5.390%	8/15/2030	80	82
[3]	John Deere Owner Trust Series 2024-B	5.200%	3/15/2029	380	385
[3]	John Deere Owner Trust Series 2024-C	4.150%	8/15/2031	250	251
[3]	John Deere Owner Trust Series 2025-A	4.420%	2/17/2032	250	253
[3]	John Deere Owner Trust Series 2025-B	4.170%	12/17/2029	300	302
[3]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	60	61
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/2049	975	966
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/2049	400	397
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/2049	325	320
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.505%	2/15/2047	55	53
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/2047	78	76
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/2047	84	82
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/2047	10	10
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/2047	300	292
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/2047	47	46
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/2048	108	105
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/2048	3	3
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/2048	192	188
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/2050	250	245
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/2050	400	385
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/2052	1,400	1,348
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/2052	850	807
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/2052	75	70
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/2049	150	141
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/2049	100	98
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/2050	2,000	1,978
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/2050	425	390
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	275	270
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/2050	175	170
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/2051	1,000	999
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/2051	125	124
[3]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/2052	1,250	1,141
[3]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/2053	250	214
[3]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.220%	6/17/2030	140	141
[3]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.610%	4/16/2029	150	152
[3]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.690%	2/18/2031	100	102
[3]	Mercedes-Benz Auto Lease Trust Series 2025-B	3.880%	4/16/2029	1,200	1,201
[3]	Mercedes-Benz Auto Lease Trust Series 2025-B	3.930%	7/15/2031	960	960
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/2027	17	17
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/2027	83	83
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/2029	50	50
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/2028	202	205
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/2031	250	259
[3]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/2031	50	51
[3]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.780%	12/17/2029	700	710
[3]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.920%	4/15/2031	250	256
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/2048	200	188
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/2049	950	938
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/2049	325	322
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/2050	1,000	991
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/2050	400	394
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/2052	400	394
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/2052	575	568
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	600	633
[3]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/2050	225	222
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/2049	400	392
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/2049	317	300
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/2049	800	792

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/2049	825	816
[3]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/2050	550	545
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/2052	1,050	1,019
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/2052	125	120
[3]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/2052	200	193
[3]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/2052	225	222
[3]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/2052	625	614
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	775	739
[3]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/2053	300	272
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/2053	750	701
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/2053	115	106
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/2054	375	335
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/2054	50	45
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/2054	25	22
[3]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/2054	725	647
[3]	Morgan Stanley Capital I Trust Series 2022-L8	3.791%	4/15/2055	750	706
[3]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/2056	325	344
[3]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/2056	200	212
[3]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	150	162
[3]	Nissan Auto Lease Trust Series 2024-A	4.910%	4/15/2027	172	172
[3]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/2028	50	50
[3]	Nissan Auto Lease Trust Series 2024-B	4.960%	8/15/2028	1,000	1,013
[3]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/2028	250	253
[3]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	200	203
[3]	Nissan Auto Lease Trust Series 2025-B	4.320%	11/15/2028	500	504
[3]	Nissan Auto Lease Trust Series 2025-B	4.350%	7/16/2029	400	403
[3]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/2029	100	99
[3]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/2027	62	62
[3]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/2029	100	100
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/2030	50	50
[3]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/2028	293	296
[3]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/2030	500	512
[3]	Nissan Auto Receivables Owner Trust Series 2024-A	5.280%	12/15/2028	987	995
[3]	Nissan Auto Receivables Owner Trust Series 2025-A	4.490%	12/17/2029	350	355
[3]	Nissan Auto Receivables Owner Trust Series 2025-B	3.990%	4/15/2030	600	602
[3]	Nissan Auto Receivables Owner Trust Series 2025-B	4.020%	5/15/2031	490	491
[3]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/2028	32	32
[3]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/2035	225	221
[3]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/2027	14	14
[3]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/2029	148	148
[3]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/2028	36	36
[3]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/2028	43	44
[3]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/2030	88	89
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/2028	25	26
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/2030	75	76
[3]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/2028	74	74
[3]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/2030	80	81
[3]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/2028	38	38
[3]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/2028	120	121
[3]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/2031	300	308
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/2028	108	108
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/2029	200	203
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/2031	350	363
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/2028	70	71
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/2029	50	51
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.250%	4/17/2028	16	16
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/2028	50	50
[3]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/2028	264	265
[3]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/2029	800	810
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/2029	209	210
[3]	Santander Drive Auto Receivables Trust Series 2024-4	4.850%	1/16/2029	229	230
[3]	Santander Drive Auto Receivables Trust Series 2025-1	4.740%	1/16/2029	300	301
[3]	Santander Drive Auto Receivables Trust Series 2025-3	4.380%	1/15/2030	700	703
[3]	Santander Drive Auto Receivables Trust Series 2025-4	4.170%	4/15/2030	1,050	1,054
[3]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/2029	400	403
[3]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/2029	800	812
[3]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/2030	1,275	1,296
[3]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/2031	300	304
[3]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	500	509
[3]	Synchrony Card Issuance Trust Series 2025-A3	4.060%	11/15/2031	900	904

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/2027	25	25
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/2027	58	58
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/2027	41	41
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/2027	77	77
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/2028	100	101
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/2028	134	134
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/2028	100	101
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/2028	173	174
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/2029	75	76
[3]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/2029	200	206
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	100	102
[3]	Toyota Auto Receivables Owner Trust Series 2024-C	4.830%	11/15/2029	400	407
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	205	208
[3]	Toyota Auto Receivables Owner Trust Series 2025-A	4.760%	5/15/2030	800	816
[3]	Toyota Auto Receivables Owner Trust Series 2025-C	4.110%	3/15/2030	400	403
[3]	Toyota Auto Receivables Owner Trust Series 2025-C	4.190%	1/15/2031	570	575
[3]	Toyota Auto Receivables Owner Trust Series 2025-D	3.840%	6/17/2030	530	531
[3]	Toyota Auto Receivables Owner Trust Series 2025-D	3.940%	2/17/2031	300	300
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/2050	800	790
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/2050	350	343
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/2050	600	594
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/2050	150	147
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/2050	725	711
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/2050	300	293
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/2050	433	429
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/2050	600	592
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/2050	262	255
[3]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/2050	400	393
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	600	595
[3]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/2050	325	318
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/2051	480	476
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/2051	200	199
[3]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/2051	325	320
[3]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/2051	1,200	1,187
[3]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/2051	800	799
[3]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/2051	150	150
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/2051	475	471
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/2051	600	599
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/2051	100	98
[3]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/2051	975	979
[3]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/2051	575	570
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/2052	400	387
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/2052	125	119
[3]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/2052	450	427
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/2052	275	259
[3]	Verizon Master Trust Series 2023-1	4.490%	1/22/2029	875	875
[3]	Verizon Master Trust Series 2023-4	5.160%	6/20/2029	740	744
[3]	Verizon Master Trust Series 2023-7	5.670%	11/20/2029	200	203
[3]	Verizon Master Trust Series 2024-4	5.210%	6/20/2029	525	528
[3]	Verizon Master Trust Series 2024-6	4.170%	8/20/2030	2,000	2,012
[3]	Verizon Master Trust Series 2024-8	4.620%	11/20/2030	250	254
[3]	Verizon Master Trust Series 2025-1	4.710%	1/21/2031	900	916
[3]	Verizon Master Trust Series 2025-3	4.510%	3/20/2030	500	504
[3]	Verizon Master Trust Series 2025-7	3.960%	8/20/2031	500	501
[3]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/2026	81	81
[3]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/2028	200	200
[3]	Volkswagen Auto Lease Trust Series 2025-A	4.500%	6/20/2028	300	303
[3]	Volkswagen Auto Lease Trust Series 2025-A	4.560%	3/20/2030	150	152
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/2028	120	121
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/2030	50	51
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/2028	186	188
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/2030	150	154
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	275	278
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	115	117
[3]	Volkswagen Auto Loan Enhanced Trust Series 2025-2	4.050%	9/20/2032	250	250
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/2049	525	520
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/2049	325	323
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/2049	325	324
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	3.367%	10/15/2049	100	98
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/2059	210	208

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/2050	854	845
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/2050	242	237
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/2050	725	712
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/2050	400	388
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/2050	400	395
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	600	594
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/2050	150	146
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/2050	1,000	986
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/2050	1,200	1,175
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/2060	1,200	1,192
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/2051	1,200	1,195
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/2051	200	197
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/2051	775	774
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	1,000	999
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	475	474
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	1,075	1,081
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	500	501
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/2052	975	970
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/2052	700	683
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/2052	780	744
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/2052	200	190
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/2052	350	326
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/2052	750	716
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/2052	450	430
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/2053	975	914
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/2053	135	125
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/2053	175	157
[3]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/2054	400	362
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	5.928%	7/15/2057	600	628
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	300	310
[3]	Wells Fargo Commercial Mortgage Trust Series 2025-5C7	5.203%	12/15/2058	1,600	1,646
[3]	Wells Fargo Commercial Mortgage Trust Series 2025-5C7	5.503%	12/15/2058	160	164
[3]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	800	822
[3]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/2029	725	735
[3]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/2029	550	555
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/2046	21	20
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/2057	100	91
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/2057	60	59
[3]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/2028	45	45
[3]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/2027	14	14
[3]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/2028	125	125
[3]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/2027	35	35
[3]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/2028	100	100
[3]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/2028	134	134
[3]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/2029	100	101
[3]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/2028	117	118
[3]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/2029	275	277
[3]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/2028	105	105
[3]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/2029	25	25
[3]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/2029	388	393
[3]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/2029	296	298
[3]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	100	101
[3]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/2029	957	966
[3]	World Omni Auto Receivables Trust Series 2024-C	4.430%	12/17/2029	250	251
[3]	World Omni Auto Receivables Trust Series 2024-C	4.440%	5/15/2030	175	177
[3]	World Omni Auto Receivables Trust Series 2025-A	4.730%	3/15/2030	400	404
[3]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/2030	400	408
[3]	World Omni Auto Receivables Trust Series 2025-C	4.080%	11/15/2030	333	335
[3]	World Omni Auto Receivables Trust Series 2025-C	4.190%	11/17/2031	75	76
[3]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.420%	4/17/2028	250	252
[3]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/2030	250	252
[3]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/2029	175	177
[3]	World Omni Select Auto Trust Series 2025-A	4.080%	8/15/2031	140	140
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $513,559)					497,102
Corporate Bonds (9.7%)
Communications (0.7%)
	Alphabet Inc.	0.800%	8/15/2027	542	519
	Alphabet Inc.	3.875%	11/15/2028	608	611

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alphabet Inc.	4.000%	5/15/2030	575	576
	Alphabet Inc.	1.100%	8/15/2030	2,773	2,444
	Alphabet Inc.	4.100%	11/15/2030	2,083	2,090
	Alphabet Inc.	4.375%	11/15/2032	995	998
	Alphabet Inc.	4.500%	5/15/2035	725	721
	Alphabet Inc.	4.700%	11/15/2035	1,155	1,155
	Alphabet Inc.	1.900%	8/15/2040	1,000	677
	Alphabet Inc.	5.350%	11/15/2045	1,625	1,614
	Alphabet Inc.	2.050%	8/15/2050	2,500	1,363
	Alphabet Inc.	5.250%	5/15/2055	1,000	957
	Alphabet Inc.	5.450%	11/15/2055	3,225	3,161
	Alphabet Inc.	2.250%	8/15/2060	1,100	563
	Alphabet Inc.	5.300%	5/15/2065	475	446
	Alphabet Inc.	5.700%	11/15/2075	1,344	1,322
	America Movil SAB de CV	3.625%	4/22/2029	700	685
	America Movil SAB de CV	2.875%	5/7/2030	700	658
	America Movil SAB de CV	4.700%	7/21/2032	1,000	1,000
	America Movil SAB de CV	5.000%	1/20/2033	469	476
	America Movil SAB de CV	6.375%	3/1/2035	800	879
	America Movil SAB de CV	6.125%	11/15/2037	300	322
	America Movil SAB de CV	6.125%	3/30/2040	1,500	1,593
	America Movil SAB de CV	4.375%	7/16/2042	950	825
	America Movil SAB de CV	4.375%	4/22/2049	1,000	835
	AppLovin Corp.	5.125%	12/1/2029	750	769
	AppLovin Corp.	5.375%	12/1/2031	871	902
	AppLovin Corp.	5.950%	12/1/2054	700	692
	AT&T Inc.	3.800%	2/15/2027	1,820	1,817
	AT&T Inc.	1.650%	2/1/2028	2,750	2,621
[3]	AT&T Inc.	4.100%	2/15/2028	952	953
	AT&T Inc.	4.350%	3/1/2029	1,000	1,005
[3]	AT&T Inc.	4.300%	2/15/2030	1,849	1,852
	AT&T Inc.	4.700%	8/15/2030	200	203
	AT&T Inc.	2.250%	2/1/2032	1,254	1,101
	AT&T Inc.	4.550%	11/1/2032	1,625	1,614
	AT&T Inc.	2.550%	12/1/2033	3,868	3,301
	AT&T Inc.	4.500%	5/15/2035	2,000	1,921
	AT&T Inc.	5.375%	8/15/2035	425	435
	AT&T Inc.	4.900%	11/1/2035	2,025	2,000
	AT&T Inc.	5.250%	3/1/2037	1,100	1,113
	AT&T Inc.	4.900%	8/15/2037	1,405	1,365
	AT&T Inc.	4.850%	3/1/2039	1,000	950
	AT&T Inc.	3.500%	6/1/2041	2,900	2,276
	AT&T Inc.	4.300%	12/15/2042	1,523	1,284
	AT&T Inc.	4.350%	6/15/2045	1,137	937
	AT&T Inc.	5.550%	11/1/2045	1,250	1,203
	AT&T Inc.	4.750%	5/15/2046	1,909	1,652
[3]	AT&T Inc.	5.150%	11/15/2046	742	678
	AT&T Inc.	5.650%	2/15/2047	200	201
	AT&T Inc.	4.500%	3/9/2048	1,900	1,566
	AT&T Inc.	4.550%	3/9/2049	1,424	1,178
	AT&T Inc.	3.650%	6/1/2051	2,885	2,026
	AT&T Inc.	3.300%	2/1/2052	1,100	715
	AT&T Inc.	3.500%	9/15/2053	7,250	4,850
	AT&T Inc.	5.700%	11/1/2054	1,225	1,174
	AT&T Inc.	3.550%	9/15/2055	7,151	4,758
	AT&T Inc.	6.050%	8/15/2056	1,125	1,130
	AT&T Inc.	3.800%	12/1/2057	4,753	3,266
	AT&T Inc.	3.650%	9/15/2059	6,824	4,502
	AT&T Inc.	3.850%	6/1/2060	1,155	792
	Baidu Inc.	3.625%	7/6/2027	325	323
	Baidu Inc.	4.375%	3/29/2028	400	403
	Baidu Inc.	4.875%	11/14/2028	750	767
	Baidu Inc.	3.425%	4/7/2030	320	310
	Baidu Inc.	2.375%	8/23/2031	925	841
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	3,637	3,690
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	400	330
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	935	889
	Booking Holdings Inc.	3.550%	3/15/2028	650	645
	British Telecommunications plc	5.125%	12/4/2028	250	257
	British Telecommunications plc	9.625%	12/15/2030	2,300	2,807

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC	3.750%	2/15/2028	1,380	1,361
Charter Communications Operating LLC	4.200%	3/15/2028	1,000	995
Charter Communications Operating LLC	2.250%	1/15/2029	2,000	1,871
Charter Communications Operating LLC	5.050%	3/30/2029	1,000	1,012
Charter Communications Operating LLC	6.100%	6/1/2029	1,000	1,043
Charter Communications Operating LLC	2.800%	4/1/2031	1,215	1,093
Charter Communications Operating LLC	2.300%	2/1/2032	800	688
Charter Communications Operating LLC	4.400%	4/1/2033	2,856	2,694
Charter Communications Operating LLC	6.650%	2/1/2034	750	791
Charter Communications Operating LLC	6.550%	6/1/2034	1,500	1,578
Charter Communications Operating LLC	6.384%	10/23/2035	3,164	3,263
Charter Communications Operating LLC	3.500%	6/1/2041	2,133	1,515
Charter Communications Operating LLC	3.500%	3/1/2042	2,000	1,382
Charter Communications Operating LLC	6.484%	10/23/2045	3,545	3,331
Charter Communications Operating LLC	5.375%	5/1/2047	3,850	3,165
Charter Communications Operating LLC	5.750%	4/1/2048	400	343
Charter Communications Operating LLC	5.125%	7/1/2049	750	587
Charter Communications Operating LLC	4.800%	3/1/2050	3,227	2,423
Charter Communications Operating LLC	3.700%	4/1/2051	1,000	629
Charter Communications Operating LLC	3.900%	6/1/2052	2,400	1,547
Charter Communications Operating LLC	5.250%	4/1/2053	1,281	1,012
Charter Communications Operating LLC	6.700%	12/1/2055	2,330	2,234
Charter Communications Operating LLC	3.850%	4/1/2061	2,350	1,399
Charter Communications Operating LLC	4.400%	12/1/2061	1,300	848
Charter Communications Operating LLC	5.500%	4/1/2063	900	709
Comcast Corp.	2.350%	1/15/2027	1,930	1,901
Comcast Corp.	3.300%	2/1/2027	1,375	1,368
Comcast Corp.	3.150%	2/15/2028	1,381	1,360
Comcast Corp.	4.150%	10/15/2028	5,341	5,369
Comcast Corp.	4.550%	1/15/2029	816	828
Comcast Corp.	5.100%	6/1/2029	3,000	3,096
Comcast Corp.	2.650%	2/1/2030	1,050	990
Comcast Corp.	3.400%	4/1/2030	1,375	1,334
Comcast Corp.	4.250%	10/15/2030	1,200	1,200
Comcast Corp.	1.950%	1/15/2031	389	347
Comcast Corp.	1.500%	2/15/2031	161	140
Comcast Corp.	4.950%	5/15/2032	375	384
Comcast Corp.	7.050%	3/15/2033	1,025	1,172
Comcast Corp.	5.300%	6/1/2034	200	206
Comcast Corp.	4.200%	8/15/2034	1,259	1,203
Comcast Corp.	5.300%	5/15/2035	800	819
Comcast Corp.	4.400%	8/15/2035	2,314	2,211
Comcast Corp.	3.200%	7/15/2036	700	596
Comcast Corp.	6.450%	3/15/2037	1,350	1,494
Comcast Corp.	3.900%	3/1/2038	1,225	1,065
Comcast Corp.	4.600%	10/15/2038	2,300	2,142
Comcast Corp.	3.250%	11/1/2039	200	156
Comcast Corp.	3.750%	4/1/2040	1,350	1,111
Comcast Corp.	4.650%	7/15/2042	565	495
Comcast Corp.	4.600%	8/15/2045	291	247
Comcast Corp.	3.400%	7/15/2046	4,700	3,257
Comcast Corp.	4.000%	8/15/2047	1,700	1,282
Comcast Corp.	3.969%	11/1/2047	1,871	1,398
Comcast Corp.	4.000%	3/1/2048	1,186	890
Comcast Corp.	3.999%	11/1/2049	803	591
Comcast Corp.	3.450%	2/1/2050	1,400	936
Comcast Corp.	2.800%	1/15/2051	1,575	912
Comcast Corp.	2.887%	11/1/2051	3,620	2,116
Comcast Corp.	2.450%	8/15/2052	2,200	1,162
Comcast Corp.	5.350%	5/15/2053	750	673
Comcast Corp.	6.050%	5/15/2055	500	494
Comcast Corp.	2.937%	11/1/2056	5,288	2,969
Comcast Corp.	4.950%	10/15/2058	1,150	954
Comcast Corp.	2.650%	8/15/2062	1,000	503
Comcast Corp.	2.987%	11/1/2063	2,384	1,288
Comcast Corp.	5.500%	5/15/2064	300	268
Deutsche Telekom International Finance BV	8.750%	6/15/2030	3,450	4,026
Electronic Arts Inc.	1.850%	2/15/2031	152	146
Electronic Arts Inc.	2.950%	2/15/2051	600	554
Expedia Group Inc.	4.625%	8/1/2027	900	907

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Expedia Group Inc.	3.800%	2/15/2028	1,500	1,492
	Expedia Group Inc.	3.250%	2/15/2030	1,620	1,554
	Expedia Group Inc.	2.950%	3/15/2031	270	251
	Expedia Group Inc.	5.400%	2/15/2035	346	355
	FactSet Research Systems Inc.	3.450%	3/1/2032	500	465
	Fox Corp.	4.709%	1/25/2029	4,200	4,253
	Fox Corp.	3.500%	4/8/2030	560	544
	Fox Corp.	6.500%	10/13/2033	400	441
	Fox Corp.	5.476%	1/25/2039	350	351
	Fox Corp.	5.576%	1/25/2049	1,500	1,442
	Koninklijke KPN NV	8.375%	10/1/2030	500	583
	Meta Platforms Inc.	3.500%	8/15/2027	1,000	998
	Meta Platforms Inc.	4.600%	5/15/2028	1,225	1,248
	Meta Platforms Inc.	4.300%	8/15/2029	823	833
	Meta Platforms Inc.	4.800%	5/15/2030	200	206
	Meta Platforms Inc.	4.200%	11/15/2030	980	982
	Meta Platforms Inc.	4.550%	8/15/2031	809	823
	Meta Platforms Inc.	3.850%	8/15/2032	3,975	3,854
	Meta Platforms Inc.	4.600%	11/15/2032	630	635
	Meta Platforms Inc.	4.750%	8/15/2034	666	671
	Meta Platforms Inc.	4.875%	11/15/2035	5,308	5,302
	Meta Platforms Inc.	5.500%	11/15/2045	3,670	3,562
	Meta Platforms Inc.	4.450%	8/15/2052	2,800	2,278
	Meta Platforms Inc.	5.600%	5/15/2053	2,200	2,105
	Meta Platforms Inc.	5.400%	8/15/2054	2,001	1,859
[3]	Meta Platforms Inc.	5.625%	11/15/2055	5,315	5,102
	Meta Platforms Inc.	4.650%	8/15/2062	1,200	967
	Meta Platforms Inc.	5.750%	5/15/2063	1,427	1,369
	Meta Platforms Inc.	5.550%	8/15/2064	2,625	2,435
	Meta Platforms Inc.	5.750%	11/15/2065	3,294	3,142
	NBCUniversal Media LLC	4.450%	1/15/2043	1,450	1,233
	Netflix Inc.	4.875%	4/15/2028	2,346	2,393
	Netflix Inc.	5.875%	11/15/2028	5,319	5,591
	Netflix Inc.	6.375%	5/15/2029	322	345
[8]	Netflix Inc.	4.875%	6/15/2030	583	597
[8]	Omnicom Group Inc.	4.750%	3/30/2030	400	404
	Omnicom Group Inc.	2.450%	4/30/2030	620	573
	Omnicom Group Inc.	4.200%	6/1/2030	400	397
	Omnicom Group Inc.	2.600%	8/1/2031	750	681
	Omnicom Group Inc.	5.300%	11/1/2034	500	510
[8]	Omnicom Group Inc.	3.375%	3/1/2041	500	377
[8]	Omnicom Group Inc.	5.400%	10/1/2048	850	785
	Orange SA	9.000%	3/1/2031	1,860	2,238
	Orange SA	5.375%	1/13/2042	700	685
	Orange SA	5.500%	2/6/2044	600	591
	Paramount Global	2.900%	1/15/2027	599	589
	Paramount Global	3.375%	2/15/2028	1,425	1,385
	Paramount Global	3.700%	6/1/2028	400	391
	Paramount Global	7.875%	7/30/2030	400	432
	Paramount Global	4.950%	1/15/2031	1,025	984
	Paramount Global	4.200%	5/19/2032	1,500	1,355
	Paramount Global	5.500%	5/15/2033	1,098	1,046
	Paramount Global	6.875%	4/30/2036	1,266	1,249
	Paramount Global	5.900%	10/15/2040	300	261
	Paramount Global	4.850%	7/1/2042	873	643
	Paramount Global	4.375%	3/15/2043	1,133	788
	Paramount Global	5.850%	9/1/2043	946	777
	Paramount Global	5.250%	4/1/2044	500	377
	Paramount Global	4.900%	8/15/2044	500	360
	Paramount Global	4.600%	1/15/2045	1,040	722
	Paramount Global	4.950%	5/19/2050	500	352
	Rogers Communications Inc.	5.000%	2/15/2029	1,522	1,551
	Rogers Communications Inc.	3.800%	3/15/2032	1,900	1,791
	Rogers Communications Inc.	5.300%	2/15/2034	2,602	2,622
	Rogers Communications Inc.	4.500%	3/15/2042	1,900	1,621
	Rogers Communications Inc.	4.550%	3/15/2052	2,700	2,152
	Sprint Capital Corp.	6.875%	11/15/2028	909	976
	Sprint Capital Corp.	8.750%	3/15/2032	2,328	2,816
	Take-Two Interactive Software Inc.	3.700%	4/14/2027	500	498
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	580	591

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	500	485
	Telefonica Emisiones SA	4.103%	3/8/2027	1,675	1,674
	Telefonica Emisiones SA	4.665%	3/6/2038	1,600	1,458
	Telefonica Emisiones SA	5.213%	3/8/2047	1,679	1,482
	Telefonica Emisiones SA	4.895%	3/6/2048	1,252	1,052
	Telefonica Emisiones SA	5.520%	3/1/2049	1,000	910
	Telefonica Europe BV	8.250%	9/15/2030	1,580	1,814
	TELUS Corp.	2.800%	2/16/2027	500	493
	TELUS Corp.	3.400%	5/13/2032	350	323
	TELUS Corp.	4.300%	6/15/2049	250	198
	Tencent Music Entertainment Group	2.000%	9/3/2030	400	361
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	550	635
	Time Warner Cable LLC	6.550%	5/1/2037	1,000	1,019
	Time Warner Cable LLC	6.750%	6/15/2039	1,250	1,263
	Time Warner Cable LLC	5.875%	11/15/2040	1,010	934
	Time Warner Cable LLC	5.500%	9/1/2041	300	263
	Time Warner Cable LLC	4.500%	9/15/2042	1,230	946
	T-Mobile USA Inc.	3.750%	4/15/2027	4,500	4,486
	T-Mobile USA Inc.	4.750%	2/1/2028	1,020	1,021
	T-Mobile USA Inc.	2.050%	2/15/2028	2,000	1,921
	T-Mobile USA Inc.	4.950%	3/15/2028	314	320
	T-Mobile USA Inc.	4.800%	7/15/2028	1,000	1,018
	T-Mobile USA Inc.	4.850%	1/15/2029	1,000	1,021
	T-Mobile USA Inc.	2.625%	2/15/2029	670	640
	T-Mobile USA Inc.	2.400%	3/15/2029	275	260
	T-Mobile USA Inc.	3.375%	4/15/2029	1,135	1,107
	T-Mobile USA Inc.	4.200%	10/1/2029	189	189
	T-Mobile USA Inc.	3.875%	4/15/2030	10,075	9,902
	T-Mobile USA Inc.	2.550%	2/15/2031	1,952	1,783
	T-Mobile USA Inc.	2.875%	2/15/2031	893	830
	T-Mobile USA Inc.	3.500%	4/15/2031	1,865	1,785
	T-Mobile USA Inc.	2.250%	11/15/2031	900	798
	T-Mobile USA Inc.	2.700%	3/15/2032	925	832
	T-Mobile USA Inc.	5.125%	5/15/2032	264	272
	T-Mobile USA Inc.	5.200%	1/15/2033	2,933	3,027
	T-Mobile USA Inc.	5.050%	7/15/2033	3,581	3,653
	T-Mobile USA Inc.	5.750%	1/15/2034	750	794
	T-Mobile USA Inc.	5.150%	4/15/2034	1,500	1,533
	T-Mobile USA Inc.	4.950%	11/15/2035	625	622
	T-Mobile USA Inc.	4.375%	4/15/2040	2,500	2,241
	T-Mobile USA Inc.	3.000%	2/15/2041	2,900	2,158
	T-Mobile USA Inc.	4.500%	4/15/2050	2,700	2,222
	T-Mobile USA Inc.	3.300%	2/15/2051	3,100	2,069
	T-Mobile USA Inc.	3.400%	10/15/2052	2,100	1,410
	T-Mobile USA Inc.	5.750%	1/15/2054	1,019	999
	T-Mobile USA Inc.	5.250%	6/15/2055	400	364
	T-Mobile USA Inc.	5.875%	11/15/2055	459	458
	T-Mobile USA Inc.	5.700%	1/15/2056	367	357
	T-Mobile USA Inc.	3.600%	11/15/2060	1,800	1,194
	T-Mobile USA Inc.	5.800%	9/15/2062	335	329
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	400	324
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	400	276
	Uber Technologies Inc.	4.300%	1/15/2030	1,250	1,257
	Uber Technologies Inc.	4.150%	1/15/2031	1,693	1,685
	Uber Technologies Inc.	4.800%	9/15/2034	1,819	1,815
	Uber Technologies Inc.	4.800%	9/15/2035	1,019	1,011
	Uber Technologies Inc.	5.350%	9/15/2054	600	569
	VeriSign Inc.	2.700%	6/15/2031	700	637
	VeriSign Inc.	5.250%	6/1/2032	363	373
	Verizon Communications Inc.	2.100%	3/22/2028	700	672
	Verizon Communications Inc.	4.016%	12/3/2029	3,614	3,586
	Verizon Communications Inc.	3.150%	3/22/2030	1,290	1,235
	Verizon Communications Inc.	1.500%	9/18/2030	500	441
	Verizon Communications Inc.	1.680%	10/30/2030	4,176	3,703
	Verizon Communications Inc.	1.750%	1/20/2031	400	352
	Verizon Communications Inc.	2.550%	3/21/2031	3,600	3,287
	Verizon Communications Inc.	2.355%	3/15/2032	3,115	2,745
	Verizon Communications Inc.	4.750%	1/15/2033	871	870
	Verizon Communications Inc.	5.050%	5/9/2033	816	836
	Verizon Communications Inc.	4.500%	8/10/2033	1,775	1,746

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	4.400%	11/1/2034	1,964	1,895
	Verizon Communications Inc.	4.780%	2/15/2035	1,800	1,772
	Verizon Communications Inc.	5.250%	4/2/2035	1,182	1,202
	Verizon Communications Inc.	4.272%	1/15/2036	1,254	1,175
	Verizon Communications Inc.	5.000%	1/15/2036	1,155	1,145
	Verizon Communications Inc.	5.250%	3/16/2037	862	868
[8]	Verizon Communications Inc.	5.401%	7/2/2037	2,570	2,597
	Verizon Communications Inc.	4.812%	3/15/2039	958	909
	Verizon Communications Inc.	2.650%	11/20/2040	5,985	4,273
	Verizon Communications Inc.	3.400%	3/22/2041	2,888	2,259
	Verizon Communications Inc.	2.850%	9/3/2041	905	651
	Verizon Communications Inc.	4.750%	11/1/2041	500	456
	Verizon Communications Inc.	6.550%	9/15/2043	500	549
	Verizon Communications Inc.	5.750%	11/30/2045	2,107	2,092
	Verizon Communications Inc.	4.862%	8/21/2046	1,830	1,627
	Verizon Communications Inc.	4.522%	9/15/2048	1,000	835
	Verizon Communications Inc.	4.000%	3/22/2050	1,200	913
	Verizon Communications Inc.	3.550%	3/22/2051	3,675	2,610
	Verizon Communications Inc.	3.875%	3/1/2052	200	148
	Verizon Communications Inc.	5.500%	2/23/2054	500	479
	Verizon Communications Inc.	4.672%	3/15/2055	200	165
	Verizon Communications Inc.	5.875%	11/30/2055	5,344	5,275
	Verizon Communications Inc.	2.987%	10/30/2056	4,339	2,578
	Verizon Communications Inc.	3.000%	11/20/2060	1,500	873
	Verizon Communications Inc.	6.000%	11/30/2065	2,755	2,718
	Vodafone Group plc	6.150%	2/27/2037	426	463
	Vodafone Group plc	5.250%	5/30/2048	2,200	2,029
	Vodafone Group plc	4.875%	6/19/2049	2,200	1,912
	Vodafone Group plc	4.250%	9/17/2050	1,300	1,016
	Vodafone Group plc	5.625%	2/10/2053	1,299	1,241
	Vodafone Group plc	5.750%	2/10/2063	200	190
	Vodafone Group plc	5.875%	6/28/2064	850	822
	Walt Disney Co.	3.700%	3/23/2027	400	400
	Walt Disney Co.	2.200%	1/13/2028	500	485
	Walt Disney Co.	2.000%	9/1/2029	1,696	1,586
	Walt Disney Co.	3.800%	3/22/2030	585	580
	Walt Disney Co.	2.650%	1/13/2031	3,000	2,806
	Walt Disney Co.	6.550%	3/15/2033	392	443
	Walt Disney Co.	6.200%	12/15/2034	275	309
	Walt Disney Co.	6.400%	12/15/2035	4,968	5,613
	Walt Disney Co.	6.150%	3/1/2037	800	882
	Walt Disney Co.	4.625%	3/23/2040	475	455
	Walt Disney Co.	3.500%	5/13/2040	2,700	2,261
	Walt Disney Co.	5.400%	10/1/2043	600	599
	Walt Disney Co.	4.750%	9/15/2044	690	629
	Walt Disney Co.	2.750%	9/1/2049	2,000	1,267
	Walt Disney Co.	3.600%	1/13/2051	1,200	891
	Walt Disney Co.	3.800%	5/13/2060	1,100	804
	Weibo Corp.	3.375%	7/8/2030	650	616
					447,166
Consumer Discretionary (0.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	2,335	2,314
	Alibaba Group Holding Ltd.	4.875%	5/26/2030	850	875
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	1,454	1,318
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	600	592
	Alibaba Group Holding Ltd.	5.250%	5/26/2035	1,000	1,040
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	735	675
	Alibaba Group Holding Ltd.	2.700%	2/9/2041	650	476
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	600	499
	Alibaba Group Holding Ltd.	3.150%	2/9/2051	950	645
	Alibaba Group Holding Ltd.	5.625%	11/26/2054	550	555
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	700	580
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	900	581
	Amazon.com Inc.	3.300%	4/13/2027	2,250	2,241
	Amazon.com Inc.	1.200%	6/3/2027	2,200	2,127
	Amazon.com Inc.	3.150%	8/22/2027	2,334	2,317
	Amazon.com Inc.	4.550%	12/1/2027	1,216	1,237
	Amazon.com Inc.	1.650%	5/12/2028	2,125	2,028
	Amazon.com Inc.	3.900%	11/20/2028	3,143	3,152

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	3.450%	4/13/2029	1,750	1,729
	Amazon.com Inc.	4.650%	12/1/2029	1,359	1,395
	Amazon.com Inc.	1.500%	6/3/2030	500	450
	Amazon.com Inc.	4.100%	11/20/2030	3,315	3,318
	Amazon.com Inc.	2.100%	5/12/2031	4,204	3,796
	Amazon.com Inc.	3.600%	4/13/2032	1,750	1,697
	Amazon.com Inc.	4.700%	12/1/2032	3,000	3,083
	Amazon.com Inc.	4.350%	3/20/2033	3,108	3,098
	Amazon.com Inc.	4.800%	12/5/2034	725	745
	Amazon.com Inc.	4.650%	11/20/2035	2,476	2,464
	Amazon.com Inc.	3.875%	8/22/2037	2,890	2,648
	Amazon.com Inc.	2.875%	5/12/2041	1,723	1,305
	Amazon.com Inc.	4.950%	12/5/2044	1,025	985
	Amazon.com Inc.	4.050%	8/22/2047	3,400	2,790
	Amazon.com Inc.	2.500%	6/3/2050	1,798	1,076
	Amazon.com Inc.	3.100%	5/12/2051	663	444
	Amazon.com Inc.	3.950%	4/13/2052	400	312
	Amazon.com Inc.	5.450%	11/20/2055	3,100	3,025
	Amazon.com Inc.	4.250%	8/22/2057	785	629
	Amazon.com Inc.	2.700%	6/3/2060	1,795	1,016
	Amazon.com Inc.	3.250%	5/12/2061	1,400	894
	Amazon.com Inc.	4.100%	4/13/2062	906	694
	Amazon.com Inc.	5.550%	11/20/2065	2,800	2,712
[3]	American Honda Finance Corp.	2.350%	1/8/2027	375	369
	American Honda Finance Corp.	4.900%	3/12/2027	1,350	1,365
	American Honda Finance Corp.	4.550%	7/9/2027	600	606
[3]	American Honda Finance Corp.	4.900%	7/9/2027	400	406
[3]	American Honda Finance Corp.	4.450%	10/22/2027	700	706
	American Honda Finance Corp.	4.550%	3/3/2028	605	611
[3]	American Honda Finance Corp.	2.000%	3/24/2028	1,300	1,245
[3]	American Honda Finance Corp.	5.125%	7/7/2028	600	615
	American Honda Finance Corp.	4.250%	9/1/2028	1,325	1,332
	American Honda Finance Corp.	5.650%	11/15/2028	600	626
[3]	American Honda Finance Corp.	2.250%	1/12/2029	250	237
[3]	American Honda Finance Corp.	4.400%	9/5/2029	750	757
	American Honda Finance Corp.	4.800%	3/5/2030	1,163	1,187
	American Honda Finance Corp.	4.600%	4/17/2030	1,500	1,515
[3]	American Honda Finance Corp.	4.500%	9/4/2030	1,550	1,555
[3]	American Honda Finance Corp.	5.050%	7/10/2031	350	359
	American Honda Finance Corp.	5.150%	7/9/2032	600	616
[3]	American Honda Finance Corp.	4.900%	1/10/2034	1,600	1,607
	American Honda Finance Corp.	5.200%	3/5/2035	762	772
[3]	American University	3.672%	4/1/2049	400	303
	Aptiv Swiss Holdings Ltd.	4.350%	3/15/2029	150	151
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/2046	225	183
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	1,300	834
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	900	692
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/2054	500	482
	AutoNation Inc.	3.800%	11/15/2027	250	248
	AutoNation Inc.	1.950%	8/1/2028	1,000	943
	AutoNation Inc.	4.450%	1/15/2029	650	652
	AutoNation Inc.	3.850%	3/1/2032	1,843	1,733
	AutoNation Inc.	5.890%	3/15/2035	113	117
	AutoZone Inc.	3.750%	6/1/2027	1,066	1,062
	AutoZone Inc.	4.500%	2/1/2028	300	303
	AutoZone Inc.	6.250%	11/1/2028	500	528
	AutoZone Inc.	3.750%	4/18/2029	550	542
	AutoZone Inc.	5.100%	7/15/2029	400	411
	AutoZone Inc.	4.000%	4/15/2030	827	817
	AutoZone Inc.	5.125%	6/15/2030	350	361
	AutoZone Inc.	1.650%	1/15/2031	1,158	1,015
	AutoZone Inc.	4.750%	8/1/2032	500	504
	AutoZone Inc.	4.750%	2/1/2033	500	501
	AutoZone Inc.	5.200%	8/1/2033	500	513
	AutoZone Inc.	6.550%	11/1/2033	300	333
	AutoZone Inc.	5.400%	7/15/2034	200	207
	Best Buy Co. Inc.	4.450%	10/1/2028	987	996
	Block Financial LLC	2.500%	7/15/2028	400	382
	Block Financial LLC	3.875%	8/15/2030	989	952
	Block Financial LLC	5.375%	9/15/2032	821	826

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BorgWarner Inc.	2.650%	7/1/2027	900	882
	BorgWarner Inc.	4.950%	8/15/2029	200	205
	BorgWarner Inc.	5.400%	8/15/2034	200	206
	BorgWarner Inc.	4.375%	3/15/2045	500	418
[3]	Brown University	2.924%	9/1/2050	1,480	973
	Brunswick Corp.	2.400%	8/18/2031	500	438
	Brunswick Corp.	4.400%	9/15/2032	500	477
	Brunswick Corp.	5.100%	4/1/2052	49	38
[3]	California Endowment	2.498%	4/1/2051	150	89
	California Institute of Technology	4.700%	11/1/2111	325	263
	California Institute of Technology	3.650%	9/1/2119	450	286
[3]	Case Western Reserve University	5.405%	6/1/2122	200	182
	Choice Hotels International Inc.	3.700%	12/1/2029	500	486
	Choice Hotels International Inc.	3.700%	1/15/2031	2,982	2,839
	Choice Hotels International Inc.	5.850%	8/1/2034	725	739
	Claremont Mckenna College	3.775%	1/1/2122	275	179
	Cornell University	4.835%	6/15/2034	500	508
	Darden Restaurants Inc.	3.850%	5/1/2027	750	748
	Darden Restaurants Inc.	4.350%	10/15/2027	336	338
	Darden Restaurants Inc.	4.550%	10/15/2029	550	555
	DR Horton Inc.	4.850%	10/15/2030	750	766
	DR Horton Inc.	5.500%	10/15/2035	474	493
[3]	Duke University	2.682%	10/1/2044	300	219
[3]	Duke University	2.757%	10/1/2050	340	217
[3]	Duke University	2.832%	10/1/2055	550	345
	eBay Inc.	3.600%	6/5/2027	500	498
	eBay Inc.	4.250%	3/6/2029	395	396
	eBay Inc.	2.700%	3/11/2030	865	813
	eBay Inc.	2.600%	5/10/2031	675	616
	eBay Inc.	6.300%	11/22/2032	500	546
	eBay Inc.	5.125%	11/6/2035	1,500	1,501
	eBay Inc.	3.650%	5/10/2051	925	676
[3]	Emory University	2.143%	9/1/2030	600	549
[3]	Emory University	2.969%	9/1/2050	150	99
	Ferguson Enterprises Inc.	4.350%	3/15/2031	295	294
	Ferguson Enterprises Inc.	5.000%	10/3/2034	635	640
[3]	Ford Foundation	2.415%	6/1/2050	250	151
[3]	Ford Foundation	2.815%	6/1/2070	750	426
	Ford Motor Co.	4.346%	12/8/2026	643	643
	Ford Motor Co.	9.625%	4/22/2030	2,150	2,491
	Ford Motor Co.	7.450%	7/16/2031	757	837
	Ford Motor Co.	3.250%	2/12/2032	3,079	2,715
	Ford Motor Co.	4.750%	1/15/2043	2,132	1,684
	Ford Motor Co.	7.400%	11/1/2046	80	86
	Ford Motor Credit Co. LLC	4.271%	1/9/2027	286	285
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	1,825	1,853
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	477	479
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	365	362
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	239	235
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	277	289
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	739	711
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	477	498
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	1,050	1,101
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	200	188
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	583	596
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	1,500	1,509
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	2,000	2,053
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	1,675	1,701
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	2,500	2,566
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	1,774	1,625
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	1,829	1,873
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	1,476	1,543
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	702	754
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	200	203
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	200	207
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	800	790
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	400	385
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	500	479
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	500	529
	Fortune Brands Innovations Inc.	4.500%	3/25/2052	500	402

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Co.	4.200%	10/1/2027	400	400
	General Motors Co.	6.800%	10/1/2027	1,050	1,093
	General Motors Co.	5.350%	4/15/2028	860	881
	General Motors Co.	5.000%	10/1/2028	650	662
	General Motors Co.	5.400%	10/15/2029	500	518
	General Motors Co.	5.625%	4/15/2030	1,500	1,562
	General Motors Co.	5.600%	10/15/2032	175	183
	General Motors Co.	5.000%	4/1/2035	1,030	1,011
	General Motors Co.	6.250%	4/15/2035	1,241	1,316
	General Motors Co.	6.600%	4/1/2036	300	326
	General Motors Co.	5.150%	4/1/2038	825	793
	General Motors Co.	6.250%	10/2/2043	1,384	1,403
	General Motors Co.	5.200%	4/1/2045	1,120	1,005
	General Motors Co.	6.750%	4/1/2046	1,000	1,069
	General Motors Co.	5.400%	4/1/2048	1,925	1,747
	General Motors Financial Co. Inc.	4.350%	1/17/2027	910	912
	General Motors Financial Co. Inc.	5.000%	4/9/2027	730	738
	General Motors Financial Co. Inc.	5.000%	7/15/2027	425	430
	General Motors Financial Co. Inc.	5.350%	7/15/2027	225	229
	General Motors Financial Co. Inc.	2.700%	8/20/2027	1,500	1,466
	General Motors Financial Co. Inc.	3.850%	1/5/2028	300	298
	General Motors Financial Co. Inc.	5.050%	4/4/2028	366	373
	General Motors Financial Co. Inc.	2.400%	4/10/2028	875	842
	General Motors Financial Co. Inc.	5.800%	6/23/2028	350	363
	General Motors Financial Co. Inc.	2.400%	10/15/2028	365	348
	General Motors Financial Co. Inc.	4.200%	10/27/2028	743	744
	General Motors Financial Co. Inc.	5.800%	1/7/2029	1,700	1,773
	General Motors Financial Co. Inc.	5.650%	1/17/2029	775	803
	General Motors Financial Co. Inc.	4.300%	4/6/2029	1,500	1,497
	General Motors Financial Co. Inc.	5.550%	7/15/2029	3,450	3,576
	General Motors Financial Co. Inc.	4.900%	10/6/2029	3,315	3,368
	General Motors Financial Co. Inc.	5.350%	1/7/2030	500	516
	General Motors Financial Co. Inc.	5.850%	4/6/2030	687	722
	General Motors Financial Co. Inc.	3.600%	6/21/2030	1,225	1,180
	General Motors Financial Co. Inc.	2.350%	1/8/2031	1,305	1,173
	General Motors Financial Co. Inc.	5.750%	2/8/2031	250	263
	General Motors Financial Co. Inc.	2.700%	6/10/2031	900	815
	General Motors Financial Co. Inc.	5.600%	6/18/2031	775	808
	General Motors Financial Co. Inc.	5.625%	4/4/2032	295	307
	General Motors Financial Co. Inc.	6.400%	1/9/2033	200	216
	General Motors Financial Co. Inc.	6.100%	1/7/2034	1,705	1,806
	General Motors Financial Co. Inc.	5.950%	4/4/2034	1,543	1,616
	General Motors Financial Co. Inc.	5.900%	1/7/2035	729	759
	General Motors Financial Co. Inc.	6.150%	7/15/2035	1,525	1,608
	Genuine Parts Co.	6.500%	11/1/2028	248	262
	Genuine Parts Co.	4.950%	8/15/2029	607	617
	Genuine Parts Co.	1.875%	11/1/2030	802	704
	Genuine Parts Co.	6.875%	11/1/2033	400	445
[3]	George Washington University	4.300%	9/15/2044	550	468
[3]	George Washington University	4.126%	9/15/2048	800	652
[3]	Georgetown University	4.315%	4/1/2049	378	313
[3]	Georgetown University	2.943%	4/1/2050	405	261
	Georgetown University	5.115%	4/1/2053	225	208
[3]	Georgetown University	5.215%	10/1/2118	243	213
	Harley-Davidson Inc.	4.625%	7/28/2045	500	402
	Hasbro Inc.	3.900%	11/19/2029	725	713
	Hasbro Inc.	6.350%	3/15/2040	625	656
	Hasbro Inc.	5.100%	5/15/2044	350	312
	Home Depot Inc.	2.500%	4/15/2027	3,156	3,107
	Home Depot Inc.	0.900%	3/15/2028	850	801
	Home Depot Inc.	3.750%	9/15/2028	434	434
	Home Depot Inc.	3.900%	12/6/2028	700	703
	Home Depot Inc.	4.900%	4/15/2029	250	257
	Home Depot Inc.	2.950%	6/15/2029	2,400	2,323
	Home Depot Inc.	4.750%	6/25/2029	900	923
	Home Depot Inc.	2.700%	4/15/2030	2,780	2,630
	Home Depot Inc.	3.950%	9/15/2030	408	407
	Home Depot Inc.	1.375%	3/15/2031	1,250	1,085
	Home Depot Inc.	4.850%	6/25/2031	650	672
	Home Depot Inc.	1.875%	9/15/2031	700	616

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	3.250%	4/15/2032	925	871
	Home Depot Inc.	4.500%	9/15/2032	875	886
	Home Depot Inc.	4.950%	6/25/2034	575	588
	Home Depot Inc.	4.650%	9/15/2035	895	887
	Home Depot Inc.	5.875%	12/16/2036	4,136	4,475
	Home Depot Inc.	3.300%	4/15/2040	1,433	1,172
	Home Depot Inc.	4.200%	4/1/2043	975	845
	Home Depot Inc.	4.875%	2/15/2044	950	887
	Home Depot Inc.	4.400%	3/15/2045	500	434
	Home Depot Inc.	4.250%	4/1/2046	1,820	1,540
	Home Depot Inc.	3.900%	6/15/2047	900	715
	Home Depot Inc.	4.500%	12/6/2048	875	755
	Home Depot Inc.	3.125%	12/15/2049	1,042	709
	Home Depot Inc.	3.350%	4/15/2050	555	391
	Home Depot Inc.	2.375%	3/15/2051	1,000	573
	Home Depot Inc.	3.625%	4/15/2052	3,911	2,853
	Home Depot Inc.	4.950%	9/15/2052	299	273
	Home Depot Inc.	5.300%	6/25/2054	146	140
	Home Depot Inc.	5.400%	6/25/2064	194	185
	Honda Motor Co. Ltd.	2.534%	3/10/2027	775	762
	Honda Motor Co. Ltd.	4.436%	7/8/2028	1,500	1,513
	Honda Motor Co. Ltd.	4.688%	7/8/2030	1,500	1,517
	Honda Motor Co. Ltd.	5.337%	7/8/2035	800	817
	Hyatt Hotels Corp.	5.750%	1/30/2027	300	305
	Hyatt Hotels Corp.	5.050%	3/30/2028	304	310
	Hyatt Hotels Corp.	4.375%	9/15/2028	850	852
	Hyatt Hotels Corp.	5.250%	6/30/2029	300	309
	Hyatt Hotels Corp.	5.750%	4/23/2030	400	418
	Hyatt Hotels Corp.	5.375%	12/15/2031	750	772
	Hyatt Hotels Corp.	5.750%	3/30/2032	244	256
	Hyatt Hotels Corp.	5.500%	6/30/2034	400	413
	Hyatt Hotels Corp.	5.400%	12/15/2035	400	401
	JD.com Inc.	3.375%	1/14/2030	300	292
	JD.com Inc.	4.125%	1/14/2050	400	327
[3]	Johns Hopkins University	4.705%	7/1/2032	375	381
[3]	Johns Hopkins University	4.083%	7/1/2053	490	394
	Las Vegas Sands Corp.	5.900%	6/1/2027	1,765	1,799
	Las Vegas Sands Corp.	5.625%	6/15/2028	200	205
	Las Vegas Sands Corp.	6.000%	8/15/2029	200	209
	Las Vegas Sands Corp.	6.000%	6/14/2030	225	236
	Las Vegas Sands Corp.	6.200%	8/15/2034	550	578
	Lear Corp.	3.800%	9/15/2027	204	203
	Lear Corp.	4.250%	5/15/2029	400	399
	Lear Corp.	3.500%	5/30/2030	350	336
	Lear Corp.	2.600%	1/15/2032	500	444
	Lear Corp.	3.550%	1/15/2052	500	339
	Leggett & Platt Inc.	3.500%	11/15/2027	700	689
	Leggett & Platt Inc.	3.500%	11/15/2051	500	328
	Leland Stanford Junior University	1.289%	6/1/2027	100	97
	Leland Stanford Junior University	4.679%	3/1/2035	500	504
	Leland Stanford Junior University	3.647%	5/1/2048	1,075	847
	Leland Stanford Junior University	2.413%	6/1/2050	355	213
	Lennar Corp.	4.750%	11/29/2027	700	706
	Lennar Corp.	5.200%	7/30/2030	325	334
	Lowe's Cos. Inc.	3.100%	5/3/2027	642	635
	Lowe's Cos. Inc.	3.950%	10/15/2027	1,269	1,270
	Lowe's Cos. Inc.	1.300%	4/15/2028	500	472
	Lowe's Cos. Inc.	1.700%	9/15/2028	925	872
	Lowe's Cos. Inc.	4.000%	10/15/2028	1,452	1,455
	Lowe's Cos. Inc.	3.650%	4/5/2029	672	663
	Lowe's Cos. Inc.	4.500%	4/15/2030	1,375	1,393
	Lowe's Cos. Inc.	1.700%	10/15/2030	1,000	888
	Lowe's Cos. Inc.	4.250%	3/15/2031	1,358	1,352
	Lowe's Cos. Inc.	2.625%	4/1/2031	800	734
	Lowe's Cos. Inc.	3.750%	4/1/2032	1,250	1,198
	Lowe's Cos. Inc.	4.500%	10/15/2032	2,000	1,989
	Lowe's Cos. Inc.	5.000%	4/15/2033	900	922
	Lowe's Cos. Inc.	5.150%	7/1/2033	104	107
	Lowe's Cos. Inc.	4.850%	10/15/2035	421	417
	Lowe's Cos. Inc.	5.000%	4/15/2040	525	508

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	2.800%	9/15/2041	925	664
	Lowe's Cos. Inc.	4.250%	9/15/2044	63	51
	Lowe's Cos. Inc.	3.700%	4/15/2046	930	703
	Lowe's Cos. Inc.	4.050%	5/3/2047	1,650	1,303
	Lowe's Cos. Inc.	4.550%	4/5/2049	500	417
	Lowe's Cos. Inc.	5.125%	4/15/2050	500	451
	Lowe's Cos. Inc.	3.000%	10/15/2050	856	542
	Lowe's Cos. Inc.	3.500%	4/1/2051	750	520
	Lowe's Cos. Inc.	4.250%	4/1/2052	1,650	1,298
	Lowe's Cos. Inc.	5.625%	4/15/2053	400	388
	Lowe's Cos. Inc.	5.750%	7/1/2053	2,000	1,976
	Lowe's Cos. Inc.	5.800%	9/15/2062	1,370	1,339
	Lowe's Cos. Inc.	5.850%	4/1/2063	300	294
	Magna International Inc.	5.050%	3/14/2029	551	566
	Magna International Inc.	2.450%	6/15/2030	500	464
	Magna International Inc.	5.875%	6/1/2035	543	575
	Marriott International Inc.	4.200%	7/15/2027	98	98
[3]	Marriott International Inc.	4.650%	12/1/2028	2,000	2,035
	Marriott International Inc.	4.875%	5/15/2029	500	511
	Marriott International Inc.	4.800%	3/15/2030	500	511
[3]	Marriott International Inc.	4.625%	6/15/2030	2,300	2,335
[3]	Marriott International Inc.	2.850%	4/15/2031	1,200	1,114
	Marriott International Inc.	4.500%	10/15/2031	225	225
[3]	Marriott International Inc.	3.500%	10/15/2032	850	794
[3]	Marriott International Inc.	2.750%	10/15/2033	250	218
	Marriott International Inc.	5.300%	5/15/2034	750	774
	Marriott International Inc.	5.350%	3/15/2035	259	266
	Marriott International Inc.	5.250%	10/15/2035	251	254
	Marriott International Inc.	5.500%	4/15/2037	1,000	1,023
	Masco Corp.	3.500%	11/15/2027	100	99
	Masco Corp.	1.500%	2/15/2028	500	473
	Masco Corp.	2.000%	10/1/2030	500	447
	Masco Corp.	2.000%	2/15/2031	500	442
	Masco Corp.	4.500%	5/15/2047	475	403
[3]	Massachusetts Institute of Technology	2.989%	7/1/2050	370	249
[3]	Massachusetts Institute of Technology	2.294%	7/1/2051	325	183
	Massachusetts Institute of Technology	3.067%	4/1/2052	500	335
	Massachusetts Institute of Technology	5.618%	6/1/2055	500	513
	Massachusetts Institute of Technology	5.600%	7/1/2111	860	857
	Massachusetts Institute of Technology	4.678%	7/1/2114	700	583
	Massachusetts Institute of Technology	3.885%	7/1/2116	200	139
	Mattel Inc.	5.000%	11/17/2030	250	252
[3]	McDonald's Corp.	3.500%	3/1/2027	200	199
[3]	McDonald's Corp.	3.500%	7/1/2027	2,750	2,736
[3]	McDonald's Corp.	3.800%	4/1/2028	500	499
	McDonald's Corp.	4.800%	8/14/2028	600	613
[3]	McDonald's Corp.	5.000%	5/17/2029	500	515
[3]	McDonald's Corp.	2.625%	9/1/2029	885	844
[3]	McDonald's Corp.	2.125%	3/1/2030	600	554
	McDonald's Corp.	4.600%	5/15/2030	181	184
[3]	McDonald's Corp.	3.600%	7/1/2030	2,675	2,624
	McDonald's Corp.	4.400%	2/12/2031	293	295
	McDonald's Corp.	4.950%	8/14/2033	250	258
	McDonald's Corp.	4.950%	3/3/2035	2,320	2,346
[3]	McDonald's Corp.	4.700%	12/9/2035	275	274
	McDonald's Corp.	5.000%	2/13/2036	703	709
[3]	McDonald's Corp.	6.300%	3/1/2038	100	110
[3]	McDonald's Corp.	5.700%	2/1/2039	375	393
[3]	McDonald's Corp.	3.700%	2/15/2042	725	591
[3]	McDonald's Corp.	3.625%	5/1/2043	400	316
[3]	McDonald's Corp.	4.600%	5/26/2045	925	814
[3]	McDonald's Corp.	4.875%	12/9/2045	1,225	1,115
[3]	McDonald's Corp.	4.450%	3/1/2047	750	641
[3]	McDonald's Corp.	4.450%	9/1/2048	900	760
[3]	McDonald's Corp.	3.625%	9/1/2049	489	359
[3]	McDonald's Corp.	4.200%	4/1/2050	1,167	939
[3]	McDonald's Corp.	5.150%	9/9/2052	500	464
	McDonald's Corp.	5.450%	8/14/2053	426	413
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	605	717
	Meritage Homes Corp.	5.650%	3/15/2035	468	478

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mohawk Industries Inc.	5.850%	9/18/2028	500	520
	Mohawk Industries Inc.	3.625%	5/15/2030	375	364
	NIKE Inc.	2.750%	3/27/2027	650	642
	NIKE Inc.	2.850%	3/27/2030	1,809	1,726
	NIKE Inc.	3.250%	3/27/2040	1,550	1,256
	NIKE Inc.	3.625%	5/1/2043	525	422
	NIKE Inc.	3.375%	3/27/2050	1,097	785
	Northwestern University	4.940%	12/1/2035	500	510
[3]	Northwestern University	4.643%	12/1/2044	350	333
[3]	Northwestern University	2.640%	12/1/2050	245	154
[3]	Northwestern University	3.662%	12/1/2057	200	145
	NVR Inc.	3.000%	5/15/2030	1,250	1,184
	O'Reilly Automotive Inc.	3.600%	9/1/2027	1,300	1,292
	O'Reilly Automotive Inc.	4.200%	4/1/2030	350	349
	O'Reilly Automotive Inc.	1.750%	3/15/2031	500	438
	O'Reilly Automotive Inc.	5.000%	8/19/2034	257	259
	Owens Corning	5.500%	6/15/2027	500	510
	Owens Corning	3.950%	8/15/2029	375	372
	Owens Corning	5.700%	6/15/2034	675	709
	Owens Corning	4.300%	7/15/2047	710	577
	Owens Corning	4.400%	1/30/2048	525	430
	Owens Corning	5.950%	6/15/2054	600	608
	Polaris Inc.	5.600%	3/1/2031	375	379
	President & Fellows of Harvard College	4.887%	3/15/2030	375	387
[3]	President & Fellows of Harvard College	4.609%	2/15/2035	500	505
	President & Fellows of Harvard College	4.875%	10/15/2040	250	247
	President & Fellows of Harvard College	3.150%	7/15/2046	400	290
	President & Fellows of Harvard College	2.517%	10/15/2050	725	441
	President & Fellows of Harvard College	3.745%	11/15/2052	500	381
	President & Fellows of Harvard College	3.300%	7/15/2056	520	357
	PulteGroup Inc.	5.000%	1/15/2027	414	417
	PulteGroup Inc.	6.375%	5/15/2033	750	823
	PVH Corp.	5.500%	6/13/2030	1,425	1,449
	Ralph Lauren Corp.	2.950%	6/15/2030	700	665
	Ralph Lauren Corp.	5.000%	6/15/2032	1,400	1,439
[3]	Rockefeller Foundation	2.492%	10/1/2050	1,000	604
	Rollins Inc.	5.250%	2/24/2035	233	238
	Ross Stores Inc.	1.875%	4/15/2031	400	352
	Royal Caribbean Cruises Ltd.	7.500%	10/15/2027	263	278
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	691	683
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	1,333	1,338
	Sands China Ltd.	5.400%	8/8/2028	1,550	1,578
	Sands China Ltd.	2.850%	3/8/2029	525	497
	Sands China Ltd.	4.375%	6/18/2030	575	566
	Sands China Ltd.	3.250%	8/8/2031	475	437
	Sekisui House US Inc.	3.850%	1/15/2030	1,000	962
	Sekisui House US Inc.	2.500%	1/15/2031	300	266
	Sekisui House US Inc.	6.000%	1/15/2043	400	374
	Snap-on Inc.	3.250%	3/1/2027	225	223
	Snap-on Inc.	4.100%	3/1/2048	275	226
	Snap-on Inc.	3.100%	5/1/2050	400	271
	Stanley Black & Decker Inc.	2.300%	3/15/2030	1,500	1,374
	Starbucks Corp.	4.850%	2/8/2027	850	857
	Starbucks Corp.	3.500%	3/1/2028	500	495
	Starbucks Corp.	4.500%	5/15/2028	400	404
	Starbucks Corp.	4.000%	11/15/2028	1,000	999
	Starbucks Corp.	3.550%	8/15/2029	400	393
	Starbucks Corp.	2.250%	3/12/2030	600	553
	Starbucks Corp.	4.800%	5/15/2030	525	536
	Starbucks Corp.	2.550%	11/15/2030	2,963	2,740
	Starbucks Corp.	4.900%	2/15/2031	500	514
	Starbucks Corp.	3.000%	2/14/2032	1,920	1,770
	Starbucks Corp.	4.800%	2/15/2033	750	759
	Starbucks Corp.	5.400%	5/15/2035	317	329
	Starbucks Corp.	4.500%	11/15/2048	1,685	1,405
	Starbucks Corp.	3.350%	3/12/2050	398	272
	Starbucks Corp.	3.500%	11/15/2050	1,750	1,227
[3]	Tapestry Inc.	4.125%	7/15/2027	109	109
	Tapestry Inc.	5.100%	3/11/2030	434	445
	Tapestry Inc.	3.050%	3/15/2032	500	455

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tapestry Inc.	5.500%	3/11/2035	966	988
	Thomas Jefferson University	3.847%	11/1/2057	326	230
	TJX Cos. Inc.	1.150%	5/15/2028	500	470
	TJX Cos. Inc.	3.875%	4/15/2030	688	685
	TJX Cos. Inc.	4.500%	4/15/2050	250	216
	Toll Brothers Finance Corp.	4.350%	2/15/2028	750	753
	Toll Brothers Finance Corp.	5.600%	6/15/2035	575	595
	Toyota Motor Corp.	4.186%	6/30/2027	625	629
	Toyota Motor Corp.	5.118%	7/13/2028	1,704	1,755
	Toyota Motor Corp.	2.760%	7/2/2029	400	384
	Toyota Motor Corp.	4.450%	6/30/2030	750	758
	Toyota Motor Corp.	5.123%	7/13/2033	500	519
	Toyota Motor Corp.	5.053%	6/30/2035	750	771
	Toyota Motor Credit Corp.	4.600%	1/8/2027	1,200	1,210
[3]	Toyota Motor Credit Corp.	3.200%	1/11/2027	850	845
[3]	Toyota Motor Credit Corp.	1.900%	1/13/2027	300	294
[3]	Toyota Motor Credit Corp.	5.000%	3/19/2027	500	507
[3]	Toyota Motor Credit Corp.	3.050%	3/22/2027	1,000	991
	Toyota Motor Credit Corp.	4.500%	5/14/2027	800	808
[3]	Toyota Motor Credit Corp.	4.550%	9/20/2027	875	886
[3]	Toyota Motor Credit Corp.	4.350%	10/8/2027	650	656
	Toyota Motor Credit Corp.	5.450%	11/10/2027	700	721
[3]	Toyota Motor Credit Corp.	3.050%	1/11/2028	850	838
	Toyota Motor Credit Corp.	4.625%	1/12/2028	650	660
[3]	Toyota Motor Credit Corp.	1.900%	4/6/2028	650	623
	Toyota Motor Credit Corp.	4.050%	9/5/2028	1,350	1,357
[3]	Toyota Motor Credit Corp.	5.250%	9/11/2028	600	620
[3]	Toyota Motor Credit Corp.	4.650%	1/5/2029	650	662
	Toyota Motor Credit Corp.	3.650%	1/8/2029	1,450	1,435
	Toyota Motor Credit Corp.	5.050%	5/16/2029	500	516
[3]	Toyota Motor Credit Corp.	4.450%	6/29/2029	750	759
	Toyota Motor Credit Corp.	4.550%	8/9/2029	300	305
	Toyota Motor Credit Corp.	4.950%	1/9/2030	1,000	1,030
[3]	Toyota Motor Credit Corp.	2.150%	2/13/2030	625	580
[3]	Toyota Motor Credit Corp.	3.375%	4/1/2030	1,400	1,360
	Toyota Motor Credit Corp.	4.800%	5/15/2030	675	692
[3]	Toyota Motor Credit Corp.	4.550%	5/17/2030	904	919
	Toyota Motor Credit Corp.	5.550%	11/20/2030	700	740
	Toyota Motor Credit Corp.	5.100%	3/21/2031	500	519
	Toyota Motor Credit Corp.	1.900%	9/12/2031	1,000	878
[3]	Toyota Motor Credit Corp.	4.600%	10/10/2031	725	735
[3]	Toyota Motor Credit Corp.	2.400%	1/13/2032	160	143
	Toyota Motor Credit Corp.	4.650%	9/3/2032	825	832
[3]	Toyota Motor Credit Corp.	4.800%	1/5/2034	416	424
	Toyota Motor Credit Corp.	5.350%	1/9/2035	936	980
	Tractor Supply Co.	1.750%	11/1/2030	400	354
	Tractor Supply Co.	5.250%	5/15/2033	500	517
[3]	Trustees of Boston College	3.129%	7/1/2052	300	206
[3]	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	500	490
	Trustees of Dartmouth College	4.273%	6/1/2030	350	353
	Trustees of Princeton University	5.700%	3/1/2039	620	667
[3]	Trustees of Princeton University	2.516%	7/1/2050	565	350
	Trustees of Princeton University	4.201%	3/1/2052	300	249
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/2050	325	191
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	450	369
[3]	University of Chicago	2.547%	4/1/2050	800	523
[3]	University of Chicago	4.003%	10/1/2053	390	307
[3]	University of Miami	4.063%	4/1/2052	500	400
[3]	University of Notre Dame du Lac	3.438%	2/15/2045	890	692
[3]	University of Notre Dame du Lac	3.394%	2/15/2048	325	244
[3]	University of Southern California	3.028%	10/1/2039	525	437
[3]	University of Southern California	3.841%	10/1/2047	500	400
[3]	University of Southern California	2.945%	10/1/2051	625	406
	University of Southern California	4.976%	10/1/2053	200	185
	University of Southern California	5.250%	10/1/2111	275	255
[3]	University of Southern California	3.226%	10/1/2120	300	173
[3]	Washington University	3.524%	4/15/2054	500	362
	Washington University	4.349%	4/15/2122	350	264
[3]	William Marsh Rice University	3.574%	5/15/2045	715	566
[3]	Yale University	1.482%	4/15/2030	325	293

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Yale University	2.402%	4/15/2050	990	593
					401,123
Consumer Staples (0.6%)
	Ahold Finance USA LLC	6.875%	5/1/2029	425	460
	Altria Group Inc.	4.875%	2/4/2028	500	508
	Altria Group Inc.	4.800%	2/14/2029	1,525	1,551
	Altria Group Inc.	3.400%	5/6/2030	775	746
	Altria Group Inc.	4.500%	8/6/2030	588	592
	Altria Group Inc.	2.450%	2/4/2032	1,000	885
	Altria Group Inc.	5.625%	2/6/2035	425	442
	Altria Group Inc.	5.250%	8/6/2035	455	460
	Altria Group Inc.	5.800%	2/14/2039	1,625	1,673
	Altria Group Inc.	3.400%	2/4/2041	1,100	849
	Altria Group Inc.	4.250%	8/9/2042	710	592
	Altria Group Inc.	4.500%	5/2/2043	675	576
	Altria Group Inc.	5.375%	1/31/2044	700	675
	Altria Group Inc.	3.875%	9/16/2046	1,225	920
	Altria Group Inc.	5.950%	2/14/2049	1,620	1,619
	Altria Group Inc.	4.450%	5/6/2050	1,010	807
	Altria Group Inc.	3.700%	2/4/2051	1,000	706
	Altria Group Inc.	6.200%	2/14/2059	416	415
	Altria Group Inc.	4.000%	2/4/2061	500	361
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	5,070	5,018
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	8,740	8,081
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	850	839
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	2,275	2,098
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	2,780	2,837
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	3,700	3,612
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	500	517
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	1,685	2,173
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	2,280	2,357
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	1,660	1,589
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	4,662	4,007
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	3,250	3,243
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	850	866
	Archer-Daniels-Midland Co.	3.250%	3/27/2030	675	652
	Archer-Daniels-Midland Co.	2.900%	3/1/2032	583	535
	Archer-Daniels-Midland Co.	5.935%	10/1/2032	280	305
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	525	449
	Archer-Daniels-Midland Co.	2.700%	9/15/2051	500	307
	Avery Dennison Corp.	4.875%	12/6/2028	300	307
	Avery Dennison Corp.	2.650%	4/30/2030	750	700
	Avery Dennison Corp.	5.750%	3/15/2033	500	530
	BAT Capital Corp.	4.700%	4/2/2027	2,750	2,768
	BAT Capital Corp.	3.557%	8/15/2027	929	922
	BAT Capital Corp.	2.259%	3/25/2028	1,425	1,371
	BAT Capital Corp.	3.462%	9/6/2029	425	414
	BAT Capital Corp.	6.343%	8/2/2030	650	703
	BAT Capital Corp.	5.834%	2/20/2031	750	796
	BAT Capital Corp.	2.726%	3/25/2031	1,750	1,613
	BAT Capital Corp.	4.742%	3/16/2032	1,000	1,009
	BAT Capital Corp.	5.350%	8/15/2032	2,653	2,756
	BAT Capital Corp.	7.750%	10/19/2032	2,000	2,336
	BAT Capital Corp.	6.421%	8/2/2033	650	718
	BAT Capital Corp.	6.000%	2/20/2034	763	817
	BAT Capital Corp.	5.625%	8/15/2035	970	1,011
	BAT Capital Corp.	4.390%	8/15/2037	1,775	1,632
	BAT Capital Corp.	7.079%	8/2/2043	350	393
	BAT Capital Corp.	4.540%	8/15/2047	758	629
	BAT Capital Corp.	5.282%	4/2/2050	775	697
	BAT Capital Corp.	5.650%	3/16/2052	1,000	944
	BAT Capital Corp.	7.081%	8/2/2053	900	1,020
	BAT Capital Corp.	6.250%	8/15/2055	392	404
	BAT International Finance plc	4.448%	3/16/2028	1,000	1,008
	BAT International Finance plc	5.931%	2/2/2029	850	892
	Brown-Forman Corp.	4.750%	4/15/2033	500	507
	Brown-Forman Corp.	4.500%	7/15/2045	395	343
	Bunge Ltd. Finance Corp.	3.750%	9/25/2027	500	498
	Bunge Ltd. Finance Corp.	4.100%	1/7/2028	301	302

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	1,000	918
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	1,200	1,177
	Bunge Ltd. Finance Corp.	5.150%	8/4/2035	550	559
	Campbell's Co.	4.150%	3/15/2028	625	625
	Campbell's Co.	5.200%	3/21/2029	900	922
	Campbell's Co.	2.375%	4/24/2030	400	368
	Campbell's Co.	4.550%	3/21/2031	750	747
	Campbell's Co.	5.400%	3/21/2034	500	509
	Campbell's Co.	4.750%	3/23/2035	1,025	991
	Campbell's Co.	4.800%	3/15/2048	550	476
	Campbell's Co.	3.125%	4/24/2050	525	343
	Campbell's Co.	5.250%	10/13/2054	250	227
	Church & Dwight Co. Inc.	3.150%	8/1/2027	350	346
	Church & Dwight Co. Inc.	3.950%	8/1/2047	325	258
	Church & Dwight Co. Inc.	5.000%	6/15/2052	500	457
	Clorox Co.	3.100%	10/1/2027	650	641
	Clorox Co.	3.900%	5/15/2028	400	400
	Clorox Co.	1.800%	5/15/2030	1,100	991
	Coca-Cola Co.	3.375%	3/25/2027	1,250	1,246
	Coca-Cola Co.	2.900%	5/25/2027	2,088	2,068
	Coca-Cola Co.	1.450%	6/1/2027	100	97
	Coca-Cola Co.	1.500%	3/5/2028	500	478
	Coca-Cola Co.	1.000%	3/15/2028	2,321	2,192
	Coca-Cola Co.	2.125%	9/6/2029	2,300	2,166
	Coca-Cola Co.	3.450%	3/25/2030	900	883
	Coca-Cola Co.	1.650%	6/1/2030	2,125	1,924
	Coca-Cola Co.	1.375%	3/15/2031	1,250	1,096
	Coca-Cola Co.	2.250%	1/5/2032	1,000	904
	Coca-Cola Co.	5.000%	5/13/2034	250	261
	Coca-Cola Co.	2.500%	6/1/2040	1,300	967
	Coca-Cola Co.	4.200%	3/25/2050	525	440
	Coca-Cola Co.	2.600%	6/1/2050	1,550	959
	Coca-Cola Co.	3.000%	3/5/2051	1,000	667
	Coca-Cola Co.	2.500%	3/15/2051	2,225	1,335
	Coca-Cola Co.	5.300%	5/13/2054	473	464
	Coca-Cola Co.	5.200%	1/14/2055	1,577	1,520
	Coca-Cola Co.	5.400%	5/13/2064	1,300	1,263
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	575	595
	Coca-Cola Consolidated Inc.	5.450%	6/1/2034	253	265
	Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	600	567
	Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	500	421
	Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	549	556
	Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	650	634
	Colgate-Palmolive Co.	3.100%	8/15/2027	1,000	991
	Colgate-Palmolive Co.	4.600%	3/1/2028	500	508
	Colgate-Palmolive Co.	3.250%	8/15/2032	1,400	1,319
[3]	Colgate-Palmolive Co.	4.000%	8/15/2045	550	466
	Conagra Brands Inc.	1.375%	11/1/2027	2,800	2,662
	Conagra Brands Inc.	4.850%	11/1/2028	1,100	1,113
	Conagra Brands Inc.	5.000%	8/1/2030	500	506
	Conagra Brands Inc.	5.750%	8/1/2035	350	357
	Conagra Brands Inc.	5.300%	11/1/2038	700	668
	Conagra Brands Inc.	5.400%	11/1/2048	400	358
	Constellation Brands Inc.	3.700%	12/6/2026	2,919	2,912
	Constellation Brands Inc.	3.500%	5/9/2027	450	447
	Constellation Brands Inc.	3.600%	2/15/2028	1,700	1,684
	Constellation Brands Inc.	4.650%	11/15/2028	250	253
	Constellation Brands Inc.	4.800%	1/15/2029	500	508
	Constellation Brands Inc.	3.150%	8/1/2029	625	602
	Constellation Brands Inc.	2.875%	5/1/2030	1,275	1,200
	Constellation Brands Inc.	4.800%	5/1/2030	150	152
	Constellation Brands Inc.	2.250%	8/1/2031	700	621
	Constellation Brands Inc.	4.950%	11/1/2035	350	346
	Constellation Brands Inc.	4.500%	5/9/2047	408	341
	Constellation Brands Inc.	4.100%	2/15/2048	275	216
	Constellation Brands Inc.	5.250%	11/15/2048	1,075	992
	Constellation Brands Inc.	3.750%	5/1/2050	275	200
	Costco Wholesale Corp.	3.000%	5/18/2027	600	596
	Costco Wholesale Corp.	1.375%	6/20/2027	2,066	2,002
	Costco Wholesale Corp.	1.600%	4/20/2030	1,000	906

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Costco Wholesale Corp.	1.750%	4/20/2032	5,355	4,642
	Delhaize America LLC	9.000%	4/15/2031	475	564
	Diageo Capital plc	5.300%	10/24/2027	1,000	1,025
	Diageo Capital plc	2.375%	10/24/2029	800	752
	Diageo Capital plc	2.000%	4/29/2030	700	640
	Diageo Capital plc	2.125%	4/29/2032	675	587
	Diageo Capital plc	5.500%	1/24/2033	300	316
	Diageo Capital plc	5.875%	9/30/2036	250	271
	Diageo Capital plc	3.875%	4/29/2043	1,798	1,476
	Diageo Investment Corp.	5.125%	8/15/2030	600	622
	Diageo Investment Corp.	5.625%	4/15/2035	200	212
	Diageo Investment Corp.	7.450%	4/15/2035	325	390
	Dollar General Corp.	4.125%	5/1/2028	910	912
	Dollar General Corp.	5.200%	7/5/2028	600	615
	Dollar General Corp.	5.000%	11/1/2032	1,256	1,273
	Dollar General Corp.	5.450%	7/5/2033	1,000	1,037
	Dollar General Corp.	4.125%	4/3/2050	860	676
	Dollar General Corp.	5.500%	11/1/2052	400	381
	Dollar Tree Inc.	4.200%	5/15/2028	594	595
	Dollar Tree Inc.	2.650%	12/1/2031	1,148	1,036
	Dollar Tree Inc.	3.375%	12/1/2051	1,000	671
	Estee Lauder Cos. Inc.	3.150%	3/15/2027	2,062	2,044
	Estee Lauder Cos. Inc.	4.375%	5/15/2028	500	505
	Estee Lauder Cos. Inc.	2.375%	12/1/2029	525	491
	Estee Lauder Cos. Inc.	2.600%	4/15/2030	600	564
	Estee Lauder Cos. Inc.	1.950%	3/15/2031	500	446
	Estee Lauder Cos. Inc.	4.650%	5/15/2033	500	503
	Estee Lauder Cos. Inc.	5.000%	2/14/2034	550	558
	Estee Lauder Cos. Inc.	6.000%	5/15/2037	150	162
	Estee Lauder Cos. Inc.	3.125%	12/1/2049	575	381
	Flowers Foods Inc.	2.400%	3/15/2031	1,000	884
	General Mills Inc.	4.700%	1/30/2027	500	504
	General Mills Inc.	4.200%	4/17/2028	1,175	1,179
	General Mills Inc.	5.500%	10/17/2028	900	933
	General Mills Inc.	4.875%	1/30/2030	625	639
	General Mills Inc.	2.875%	4/15/2030	550	520
	General Mills Inc.	2.250%	10/14/2031	750	666
	General Mills Inc.	4.950%	3/29/2033	850	862
	General Mills Inc.	5.250%	1/30/2035	550	561
	General Mills Inc.	5.400%	6/15/2040	350	351
	General Mills Inc.	3.000%	2/1/2051	598	386
	Haleon US Capital LLC	3.375%	3/24/2027	1,300	1,291
	Haleon US Capital LLC	3.375%	3/24/2029	850	830
	Haleon US Capital LLC	3.625%	3/24/2032	2,350	2,236
	Haleon US Capital LLC	4.000%	3/24/2052	425	334
	Hershey Co.	4.250%	5/4/2028	500	505
	Hershey Co.	4.500%	5/4/2033	500	502
	Hormel Foods Corp.	4.800%	3/30/2027	500	505
	Hormel Foods Corp.	1.700%	6/3/2028	500	475
	Hormel Foods Corp.	1.800%	6/11/2030	775	700
	Hormel Foods Corp.	3.050%	6/3/2051	750	490
	Ingredion Inc.	2.900%	6/1/2030	600	565
	J M Smucker Co.	2.375%	3/15/2030	350	325
	J M Smucker Co.	6.200%	11/15/2033	1,100	1,192
	J M Smucker Co.	4.250%	3/15/2035	1,000	943
	J M Smucker Co.	6.500%	11/15/2043	600	643
	J M Smucker Co.	4.375%	3/15/2045	100	84
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	1,402	1,463
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	2,330	2,569
[8]	JBS USA Holding Lux Sarl	5.500%	1/15/2036	1,025	1,040
	JBS USA Holding Lux Sarl	4.375%	2/2/2052	2,600	2,009
	JBS USA Holding Lux Sarl	6.500%	12/1/2052	1,650	1,693
	JBS USA Holding Lux Sarl	7.250%	11/15/2053	578	644
[8]	JBS USA Holding Lux Sarl	6.250%	3/1/2056	1,050	1,045
[8]	JBS USA Holding Lux Sarl	6.375%	4/15/2066	475	471
[8]	JBS USA LUX Sarl	5.950%	4/20/2035	865	909
[8]	JBS USA LUX Sarl	6.375%	2/25/2055	225	229
	Kellanova	3.400%	11/15/2027	950	942
	Kellanova	4.300%	5/15/2028	425	428
	Kellanova	2.100%	6/1/2030	500	457

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Kellanova	7.450%	4/1/2031	500	572
	Kellanova	5.750%	5/16/2054	400	401
	Kenvue Inc.	5.050%	3/22/2028	1,800	1,839
	Kenvue Inc.	5.000%	3/22/2030	1,650	1,701
	Kenvue Inc.	4.850%	5/22/2032	600	613
	Kenvue Inc.	4.900%	3/22/2033	1,500	1,530
	Kenvue Inc.	5.100%	3/22/2043	500	480
	Kenvue Inc.	5.050%	3/22/2053	850	774
	Kenvue Inc.	5.200%	3/22/2063	650	589
[3]	Keurig Dr Pepper Inc.	5.100%	3/15/2027	500	505
	Keurig Dr Pepper Inc.	3.430%	6/15/2027	375	372
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	850	840
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	612	581
[3]	Keurig Dr Pepper Inc.	2.250%	3/15/2031	500	446
[3]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	425	437
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	700	673
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	550	561
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	1,500	1,504
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	1,000	835
	Keurig Dr Pepper Inc.	4.420%	12/15/2046	325	265
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	575	418
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	500	335
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	975	787
	Kimberly-Clark Corp.	1.050%	9/15/2027	600	574
	Kimberly-Clark Corp.	3.200%	4/25/2029	575	561
	Kimberly-Clark Corp.	3.100%	3/26/2030	560	539
	Kimberly-Clark Corp.	2.000%	11/2/2031	500	450
	Kimberly-Clark Corp.	6.625%	8/1/2037	200	230
	Kimberly-Clark Corp.	5.300%	3/1/2041	700	704
	Kimberly-Clark Corp.	3.200%	7/30/2046	325	232
	Kimberly-Clark Corp.	3.900%	5/4/2047	550	433
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	153	159
	Kraft Heinz Foods Co.	3.875%	5/15/2027	1,200	1,197
	Kraft Heinz Foods Co.	3.750%	4/1/2030	750	734
	Kraft Heinz Foods Co.	4.250%	3/1/2031	1,000	989
	Kraft Heinz Foods Co.	5.400%	3/15/2035	425	437
	Kraft Heinz Foods Co.	6.875%	1/26/2039	400	447
	Kraft Heinz Foods Co.	5.000%	6/4/2042	1,375	1,260
	Kraft Heinz Foods Co.	5.200%	7/15/2045	1,900	1,740
	Kraft Heinz Foods Co.	4.375%	6/1/2046	2,250	1,858
	Kraft Heinz Foods Co.	4.875%	10/1/2049	1,200	1,032
	Kraft Heinz Foods Co.	5.500%	6/1/2050	1,000	934
	Kroger Co.	4.500%	1/15/2029	500	507
[3]	Kroger Co.	7.700%	6/1/2029	200	221
	Kroger Co.	8.000%	9/15/2029	750	840
	Kroger Co.	2.200%	5/1/2030	1,250	1,150
	Kroger Co.	1.700%	1/15/2031	700	616
	Kroger Co.	5.000%	9/15/2034	1,700	1,710
	Kroger Co.	6.900%	4/15/2038	300	344
	Kroger Co.	5.400%	7/15/2040	250	249
	Kroger Co.	5.000%	4/15/2042	650	605
	Kroger Co.	5.150%	8/1/2043	350	329
	Kroger Co.	4.450%	2/1/2047	679	571
	Kroger Co.	4.650%	1/15/2048	425	365
	Kroger Co.	5.400%	1/15/2049	550	525
	Kroger Co.	3.950%	1/15/2050	625	478
	Kroger Co.	5.500%	9/15/2054	1,322	1,259
	Kroger Co.	5.650%	9/15/2064	1,176	1,119
	McCormick & Co. Inc.	3.400%	8/15/2027	700	694
	McCormick & Co. Inc.	2.500%	4/15/2030	2,300	2,137
	McCormick & Co. Inc.	1.850%	2/15/2031	500	441
	McCormick & Co. Inc.	4.700%	10/15/2034	300	296
	Molson Coors Beverage Co.	5.000%	5/1/2042	1,150	1,061
	Molson Coors Beverage Co.	4.200%	7/15/2046	1,535	1,231
	Mondelez International Inc.	2.625%	3/17/2027	700	689
	Mondelez International Inc.	4.250%	5/6/2028	1,500	1,508
	Mondelez International Inc.	4.125%	5/7/2028	700	701
	Mondelez International Inc.	4.750%	2/20/2029	475	484
	Mondelez International Inc.	2.750%	4/13/2030	896	844
	Mondelez International Inc.	1.500%	2/4/2031	1,250	1,088

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mondelez International Inc.	3.000%	3/17/2032	250	229
Mondelez International Inc.	1.875%	10/15/2032	500	430
Mondelez International Inc.	2.625%	9/4/2050	1,000	597
PepsiCo Inc.	4.400%	2/7/2027	550	554
PepsiCo Inc.	2.625%	3/19/2027	375	370
PepsiCo Inc.	3.000%	10/15/2027	1,225	1,213
PepsiCo Inc.	4.450%	2/7/2028	550	558
PepsiCo Inc.	4.450%	5/15/2028	2,625	2,666
PepsiCo Inc.	4.100%	1/15/2029	675	679
PepsiCo Inc.	2.750%	3/19/2030	1,225	1,164
PepsiCo Inc.	1.625%	5/1/2030	1,725	1,563
PepsiCo Inc.	4.300%	7/23/2030	425	429
PepsiCo Inc.	1.400%	2/25/2031	750	657
PepsiCo Inc.	4.650%	7/23/2032	700	713
PepsiCo Inc.	5.000%	2/7/2035	725	747
PepsiCo Inc.	5.000%	7/23/2035	1,025	1,047
PepsiCo Inc.	3.500%	3/19/2040	1,325	1,123
PepsiCo Inc.	2.625%	10/21/2041	1,000	724
PepsiCo Inc.	4.000%	3/5/2042	541	465
PepsiCo Inc.	3.600%	8/13/2042	725	589
PepsiCo Inc.	4.250%	10/22/2044	475	409
PepsiCo Inc.	4.450%	4/14/2046	1,650	1,454
PepsiCo Inc.	3.450%	10/6/2046	1,675	1,261
PepsiCo Inc.	3.375%	7/29/2049	850	614
PepsiCo Inc.	2.875%	10/15/2049	875	575
PepsiCo Inc.	3.625%	3/19/2050	785	593
PepsiCo Inc.	2.750%	10/21/2051	500	313
PepsiCo Inc.	5.250%	7/17/2054	625	605
PepsiCo Inc.	3.875%	3/19/2060	300	228
Philip Morris International Inc.	4.750%	2/12/2027	700	707
Philip Morris International Inc.	3.125%	8/17/2027	1,175	1,162
Philip Morris International Inc.	4.375%	11/1/2027	325	328
Philip Morris International Inc.	5.125%	11/17/2027	1,375	1,405
Philip Morris International Inc.	4.875%	2/15/2028	1,000	1,019
Philip Morris International Inc.	3.125%	3/2/2028	400	394
Philip Morris International Inc.	4.125%	4/28/2028	575	578
Philip Morris International Inc.	3.875%	10/27/2028	450	449
Philip Morris International Inc.	4.875%	2/13/2029	850	870
Philip Morris International Inc.	3.375%	8/15/2029	600	585
Philip Morris International Inc.	4.625%	11/1/2029	625	635
Philip Morris International Inc.	5.625%	11/17/2029	1,500	1,577
Philip Morris International Inc.	5.125%	2/15/2030	1,500	1,550
Philip Morris International Inc.	4.375%	4/30/2030	600	604
Philip Morris International Inc.	5.500%	9/7/2030	173	182
Philip Morris International Inc.	4.000%	10/29/2030	769	761
Philip Morris International Inc.	1.750%	11/1/2030	800	713
Philip Morris International Inc.	5.125%	2/13/2031	1,750	1,813
Philip Morris International Inc.	4.750%	11/1/2031	625	638
Philip Morris International Inc.	4.250%	10/29/2032	1,408	1,385
Philip Morris International Inc.	5.750%	11/17/2032	1,960	2,094
Philip Morris International Inc.	5.375%	2/15/2033	1,900	1,988
Philip Morris International Inc.	5.625%	9/7/2033	810	859
Philip Morris International Inc.	5.250%	2/13/2034	1,500	1,551
Philip Morris International Inc.	4.900%	11/1/2034	200	201
Philip Morris International Inc.	4.875%	4/30/2035	500	502
Philip Morris International Inc.	4.625%	10/29/2035	610	597
Philip Morris International Inc.	6.375%	5/16/2038	575	641
Philip Morris International Inc.	4.375%	11/15/2041	1,175	1,044
Philip Morris International Inc.	4.500%	3/20/2042	550	491
Philip Morris International Inc.	3.875%	8/21/2042	75	62
Philip Morris International Inc.	4.125%	3/4/2043	2,075	1,756
Philip Morris International Inc.	4.250%	11/10/2044	1,000	849
Pilgrim's Pride Corp.	4.250%	4/15/2031	400	389
Pilgrim's Pride Corp.	3.500%	3/1/2032	600	553
Pilgrim's Pride Corp.	6.250%	7/1/2033	1,400	1,494
Procter & Gamble Co.	2.800%	3/25/2027	4,000	3,958
Procter & Gamble Co.	3.950%	1/26/2028	2,200	2,218
Procter & Gamble Co.	4.350%	1/29/2029	500	509
Procter & Gamble Co.	3.000%	3/25/2030	555	535
Procter & Gamble Co.	4.050%	5/1/2030	300	302

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Procter & Gamble Co.	1.200%	10/29/2030	625	551
	Procter & Gamble Co.	4.100%	11/3/2032	825	820
	Procter & Gamble Co.	4.550%	1/29/2034	2,500	2,538
	Procter & Gamble Co.	4.600%	5/1/2035	250	254
	Procter & Gamble Co.	4.350%	11/3/2035	825	814
	Procter & Gamble Co.	5.550%	3/5/2037	625	676
	Reynolds American Inc.	5.700%	8/15/2035	1,075	1,122
	Reynolds American Inc.	7.250%	6/15/2037	325	375
[3]	Reynolds American Inc.	8.125%	5/1/2040	400	476
[3]	Reynolds American Inc.	7.000%	8/4/2041	150	162
	Reynolds American Inc.	6.150%	9/15/2043	400	410
	Reynolds American Inc.	5.850%	8/15/2045	2,835	2,786
	Sysco Corp.	3.250%	7/15/2027	925	916
	Sysco Corp.	5.750%	1/17/2029	500	523
	Sysco Corp.	5.950%	4/1/2030	564	598
	Sysco Corp.	2.450%	12/14/2031	500	448
	Sysco Corp.	6.000%	1/17/2034	1,150	1,243
	Sysco Corp.	5.400%	3/23/2035	475	492
	Sysco Corp.	6.600%	4/1/2040	735	812
	Sysco Corp.	4.850%	10/1/2045	125	113
	Sysco Corp.	4.500%	4/1/2046	408	350
	Sysco Corp.	4.450%	3/15/2048	408	346
	Sysco Corp.	3.300%	2/15/2050	425	295
	Sysco Corp.	6.600%	4/1/2050	950	1,043
	Sysco Corp.	3.150%	12/14/2051	600	399
	Target Corp.	1.950%	1/15/2027	600	589
	Target Corp.	4.350%	6/15/2028	472	477
	Target Corp.	3.375%	4/15/2029	850	835
	Target Corp.	2.650%	9/15/2030	750	704
	Target Corp.	4.500%	9/15/2032	386	390
	Target Corp.	4.400%	1/15/2033	1,500	1,499
	Target Corp.	4.500%	9/15/2034	638	631
	Target Corp.	5.000%	4/15/2035	752	762
	Target Corp.	5.250%	2/15/2036	500	513
	Target Corp.	6.500%	10/15/2037	450	510
	Target Corp.	7.000%	1/15/2038	300	350
	Target Corp.	4.000%	7/1/2042	1,500	1,266
	Target Corp.	3.625%	4/15/2046	1,180	902
	Target Corp.	2.950%	1/15/2052	700	446
	Tyson Foods Inc.	3.550%	6/2/2027	1,125	1,117
	Tyson Foods Inc.	4.350%	3/1/2029	1,145	1,148
	Tyson Foods Inc.	5.700%	3/15/2034	1,150	1,213
	Tyson Foods Inc.	5.150%	8/15/2044	550	515
	Tyson Foods Inc.	5.100%	9/28/2048	1,665	1,532
	Unilever Capital Corp.	2.900%	5/5/2027	200	198
	Unilever Capital Corp.	4.250%	8/12/2027	450	454
	Unilever Capital Corp.	4.875%	9/8/2028	500	513
	Unilever Capital Corp.	2.125%	9/6/2029	1,575	1,479
	Unilever Capital Corp.	1.375%	9/14/2030	500	444
	Unilever Capital Corp.	1.750%	8/12/2031	500	440
	Unilever Capital Corp.	5.900%	11/15/2032	800	873
	Unilever Capital Corp.	5.000%	12/8/2033	500	518
	Unilever Capital Corp.	4.625%	8/12/2034	850	856
[3]	Unilever Capital Corp.	2.625%	8/12/2051	500	308
	Walmart Inc.	5.875%	4/5/2027	4,550	4,682
	Walmart Inc.	4.100%	4/28/2027	600	604
	Walmart Inc.	3.900%	4/15/2028	600	603
	Walmart Inc.	3.700%	6/26/2028	1,000	1,002
	Walmart Inc.	1.500%	9/22/2028	1,175	1,111
	Walmart Inc.	3.250%	7/8/2029	1,633	1,608
	Walmart Inc.	2.375%	9/24/2029	675	640
	Walmart Inc.	4.350%	4/28/2030	890	904
	Walmart Inc.	1.800%	9/22/2031	212	189
	Walmart Inc.	4.150%	9/9/2032	796	801
	Walmart Inc.	4.100%	4/15/2033	250	250
	Walmart Inc.	4.900%	4/28/2035	525	540
	Walmart Inc.	5.250%	9/1/2035	1,620	1,714
	Walmart Inc.	6.200%	4/15/2038	570	643
	Walmart Inc.	3.950%	6/28/2038	2,175	2,016
	Walmart Inc.	4.000%	4/11/2043	1,920	1,659

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	3.625%	12/15/2047	1,300	1,007
	Walmart Inc.	4.050%	6/29/2048	1,256	1,045
	Walmart Inc.	2.950%	9/24/2049	720	487
	Walmart Inc.	4.500%	9/9/2052	1,800	1,586
	Walmart Inc.	4.500%	4/15/2053	500	442
					377,286
Energy (0.7%)
	Apache Corp.	5.100%	9/1/2040	426	364
	Baker Hughes Holdings LLC	2.061%	12/15/2026	500	492
	Baker Hughes Holdings LLC	4.080%	12/15/2047	2,200	1,751
	Boardwalk Pipelines LP	4.800%	5/3/2029	100	101
	Boardwalk Pipelines LP	3.600%	9/1/2032	500	466
	Boardwalk Pipelines LP	5.625%	8/1/2034	945	988
	Boardwalk Pipelines LP	5.375%	2/15/2036	850	854
[3]	BP Capital Markets America Inc.	3.017%	1/16/2027	1,800	1,786
	BP Capital Markets America Inc.	5.017%	11/17/2027	1,125	1,149
	BP Capital Markets America Inc.	3.937%	9/21/2028	1,800	1,801
	BP Capital Markets America Inc.	4.234%	11/6/2028	1,670	1,682
	BP Capital Markets America Inc.	4.970%	10/17/2029	625	644
	BP Capital Markets America Inc.	4.868%	11/25/2029	1,000	1,027
	BP Capital Markets America Inc.	3.633%	4/6/2030	2,600	2,550
	BP Capital Markets America Inc.	1.749%	8/10/2030	900	809
	BP Capital Markets America Inc.	2.721%	1/12/2032	900	821
	BP Capital Markets America Inc.	4.812%	2/13/2033	1,900	1,926
	BP Capital Markets America Inc.	4.893%	9/11/2033	2,348	2,389
	BP Capital Markets America Inc.	4.989%	4/10/2034	870	887
	BP Capital Markets America Inc.	5.227%	11/17/2034	1,625	1,677
	BP Capital Markets America Inc.	3.060%	6/17/2041	1,505	1,145
	BP Capital Markets America Inc.	3.000%	2/24/2050	1,680	1,095
	BP Capital Markets America Inc.	2.772%	11/10/2050	1,455	896
	BP Capital Markets America Inc.	2.939%	6/4/2051	1,900	1,210
	BP Capital Markets America Inc.	3.001%	3/17/2052	1,000	639
	BP Capital Markets America Inc.	3.379%	2/8/2061	1,900	1,241
	BP Capital Markets plc	3.279%	9/19/2027	2,135	2,118
	BP Capital Markets plc	3.723%	11/28/2028	685	681
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	2,000	1,995
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	175	179
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	500	471
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	975	1,095
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	300	324
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	200	204
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	400	417
	Canadian Natural Resources Ltd.	6.500%	2/15/2037	350	376
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	1,000	1,061
	Canadian Natural Resources Ltd.	6.750%	2/1/2039	325	358
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	395	348
	Cenovus Energy Inc.	4.650%	3/20/2031	300	299
	Cenovus Energy Inc.	2.650%	1/15/2032	450	400
	Cenovus Energy Inc.	5.400%	3/20/2036	500	499
	Cenovus Energy Inc.	5.250%	6/15/2037	282	274
	Cenovus Energy Inc.	6.750%	11/15/2039	195	214
	Cenovus Energy Inc.	5.400%	6/15/2047	827	758
	Cenovus Energy Inc.	3.750%	2/15/2052	700	489
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	1,050	1,060
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	3,740	3,654
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	600	511
	Cheniere Energy Inc.	4.625%	10/15/2028	1,193	1,192
	Cheniere Energy Inc.	5.650%	4/15/2034	1,265	1,313
	Cheniere Energy Partners LP	4.500%	10/1/2029	1,300	1,304
	Cheniere Energy Partners LP	4.000%	3/1/2031	3,694	3,599
	Cheniere Energy Partners LP	3.250%	1/31/2032	1,500	1,384
	Cheniere Energy Partners LP	5.950%	6/30/2033	1,100	1,167
[8]	Cheniere Energy Partners LP	5.550%	10/30/2035	1,150	1,177
	Chevron Corp.	2.236%	5/11/2030	2,200	2,040
	Chevron USA Inc.	1.018%	8/12/2027	500	479
	Chevron USA Inc.	3.950%	8/13/2027	794	798
	Chevron USA Inc.	3.850%	1/15/2028	2,250	2,256
	Chevron USA Inc.	4.475%	2/26/2028	375	381
	Chevron USA Inc.	4.050%	8/13/2028	1,420	1,431

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chevron USA Inc.	4.687%	4/15/2030	445	455
	Chevron USA Inc.	4.300%	10/15/2030	455	459
	Chevron USA Inc.	4.819%	4/15/2032	485	499
	Chevron USA Inc.	4.500%	10/15/2032	1,206	1,218
	Chevron USA Inc.	4.980%	4/15/2035	230	236
	Chevron USA Inc.	4.850%	10/15/2035	1,200	1,214
	Chevron USA Inc.	2.343%	8/12/2050	500	290
	CNOOC Finance 2013 Ltd.	4.250%	5/9/2043	970	887
	CNOOC Finance 2013 Ltd.	3.300%	9/30/2049	600	460
	CNOOC Finance 2014 ULC	4.875%	4/30/2044	200	197
	CNOOC Finance 2015 USA LLC	4.375%	5/2/2028	1,125	1,137
	CNOOC Petroleum North America ULC	5.875%	3/10/2035	500	556
	CNOOC Petroleum North America ULC	6.400%	5/15/2037	1,075	1,264
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	422	418
	ConocoPhillips	5.900%	10/15/2032	400	434
	ConocoPhillips	5.900%	5/15/2038	1,255	1,340
	ConocoPhillips	6.500%	2/1/2039	1,175	1,319
	ConocoPhillips	4.875%	10/1/2047	477	426
	ConocoPhillips Co.	4.700%	1/15/2030	1,150	1,172
	ConocoPhillips Co.	4.850%	1/15/2032	550	565
	ConocoPhillips Co.	5.000%	1/15/2035	2,150	2,181
	ConocoPhillips Co.	3.758%	3/15/2042	719	586
	ConocoPhillips Co.	4.300%	11/15/2044	750	634
	ConocoPhillips Co.	3.800%	3/15/2052	920	675
	ConocoPhillips Co.	5.300%	5/15/2053	915	852
	ConocoPhillips Co.	5.500%	1/15/2055	3,000	2,871
	ConocoPhillips Co.	4.025%	3/15/2062	1,675	1,217
	ConocoPhillips Co.	5.700%	9/15/2063	500	482
	ConocoPhillips Co.	5.650%	1/15/2065	550	529
	Continental Resources Inc.	4.375%	1/15/2028	600	599
	Continental Resources Inc.	4.900%	6/1/2044	650	518
	Coterra Energy Inc.	3.900%	5/15/2027	700	698
	Coterra Energy Inc.	4.375%	3/15/2029	600	602
	Coterra Energy Inc.	5.600%	3/15/2034	320	330
	Coterra Energy Inc.	5.400%	2/15/2035	200	203
	Coterra Energy Inc.	5.900%	2/15/2055	835	802
	DCP Midstream Operating LP	5.625%	7/15/2027	195	199
	DCP Midstream Operating LP	5.125%	5/15/2029	465	476
	DCP Midstream Operating LP	8.125%	8/16/2030	250	289
	DCP Midstream Operating LP	3.250%	2/15/2032	263	242
	DCP Midstream Operating LP	5.600%	4/1/2044	400	387
	Devon Energy Corp.	4.500%	1/15/2030	518	520
	Devon Energy Corp.	7.875%	9/30/2031	590	682
	Devon Energy Corp.	7.950%	4/15/2032	245	286
	Devon Energy Corp.	5.600%	7/15/2041	315	305
	Devon Energy Corp.	4.750%	5/15/2042	630	545
	Diamondback Energy Inc.	3.250%	12/1/2026	700	695
	Diamondback Energy Inc.	5.200%	4/18/2027	710	721
	Diamondback Energy Inc.	3.500%	12/1/2029	650	630
	Diamondback Energy Inc.	5.150%	1/30/2030	710	730
	Diamondback Energy Inc.	3.125%	3/24/2031	600	561
	Diamondback Energy Inc.	6.250%	3/15/2033	1,255	1,353
	Diamondback Energy Inc.	5.400%	4/18/2034	1,085	1,111
	Diamondback Energy Inc.	5.550%	4/1/2035	882	907
	Diamondback Energy Inc.	4.400%	3/24/2051	500	401
	Diamondback Energy Inc.	4.250%	3/15/2052	700	545
	Diamondback Energy Inc.	6.250%	3/15/2053	550	556
	Diamondback Energy Inc.	5.750%	4/18/2054	1,255	1,185
	Diamondback Energy Inc.	5.900%	4/18/2064	1,535	1,452
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	200	211
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	400	387
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	700	724
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	1,000	955
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	400	344
[3]	Enbridge Energy Partners LP	7.500%	4/15/2038	300	353
	Enbridge Energy Partners LP	5.500%	9/15/2040	575	571
	Enbridge Energy Partners LP	7.375%	10/15/2045	800	925
	Enbridge Inc.	4.250%	12/1/2026	550	551
	Enbridge Inc.	5.250%	4/5/2027	625	634
	Enbridge Inc.	4.600%	6/20/2028	175	177

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	6.000%	11/15/2028	605	636
	Enbridge Inc.	4.200%	11/20/2028	400	401
	Enbridge Inc.	5.300%	4/5/2029	625	644
	Enbridge Inc.	3.125%	11/15/2029	825	790
	Enbridge Inc.	4.900%	6/20/2030	425	434
	Enbridge Inc.	6.200%	11/15/2030	605	650
	Enbridge Inc.	4.500%	2/15/2031	623	622
	Enbridge Inc.	5.700%	3/8/2033	1,915	2,017
	Enbridge Inc.	2.500%	8/1/2033	1,200	1,031
	Enbridge Inc.	5.625%	4/5/2034	750	783
	Enbridge Inc.	5.550%	6/20/2035	500	518
	Enbridge Inc.	5.200%	11/20/2035	368	371
	Enbridge Inc.	4.500%	6/10/2044	925	785
	Enbridge Inc.	5.500%	12/1/2046	650	639
	Enbridge Inc.	4.000%	11/15/2049	325	248
	Enbridge Inc.	3.400%	8/1/2051	1,000	683
	Enbridge Inc.	6.700%	11/15/2053	1,040	1,142
	Enbridge Inc.	5.950%	4/5/2054	1,050	1,064
	Enbridge Inc.	7.200%	6/27/2054	1,790	1,898
	Enbridge Inc.	7.375%	3/15/2055	350	371
	Energy Transfer LP	4.400%	3/15/2027	800	803
[3]	Energy Transfer LP	5.500%	6/1/2027	1,000	1,016
	Energy Transfer LP	5.550%	2/15/2028	300	308
	Energy Transfer LP	4.950%	5/15/2028	800	813
	Energy Transfer LP	4.950%	6/15/2028	1,500	1,525
	Energy Transfer LP	5.250%	4/15/2029	1,300	1,336
	Energy Transfer LP	5.250%	7/1/2029	311	320
	Energy Transfer LP	4.150%	9/15/2029	550	547
	Energy Transfer LP	5.200%	4/1/2030	100	103
	Energy Transfer LP	3.750%	5/15/2030	1,775	1,728
	Energy Transfer LP	6.400%	12/1/2030	300	324
	Energy Transfer LP	5.750%	2/15/2033	1,150	1,207
	Energy Transfer LP	6.550%	12/1/2033	2,130	2,337
	Energy Transfer LP	5.550%	5/15/2034	1,500	1,542
	Energy Transfer LP	5.600%	9/1/2034	999	1,028
	Energy Transfer LP	4.900%	3/15/2035	250	244
	Energy Transfer LP	5.700%	4/1/2035	429	444
	Energy Transfer LP	6.625%	10/15/2036	350	380
[3]	Energy Transfer LP	5.800%	6/15/2038	1,080	1,101
	Energy Transfer LP	7.500%	7/1/2038	800	926
	Energy Transfer LP	6.050%	6/1/2041	875	886
	Energy Transfer LP	6.500%	2/1/2042	300	316
	Energy Transfer LP	5.150%	2/1/2043	425	383
	Energy Transfer LP	5.300%	4/1/2044	950	862
	Energy Transfer LP	5.000%	5/15/2044	450	391
	Energy Transfer LP	5.150%	3/15/2045	500	443
	Energy Transfer LP	5.350%	5/15/2045	475	430
	Energy Transfer LP	6.125%	12/15/2045	1,050	1,032
	Energy Transfer LP	5.300%	4/15/2047	1,705	1,515
	Energy Transfer LP	5.400%	10/1/2047	565	507
	Energy Transfer LP	6.000%	6/15/2048	1,350	1,308
	Energy Transfer LP	6.250%	4/15/2049	1,200	1,187
	Energy Transfer LP	5.000%	5/15/2050	2,150	1,799
	Energy Transfer LP	5.950%	5/15/2054	2,700	2,558
	Energy Transfer LP	6.050%	9/1/2054	2,192	2,106
	Energy Transfer LP	6.200%	4/1/2055	859	842
	Enterprise Products Operating LLC	4.300%	6/20/2028	900	908
	Enterprise Products Operating LLC	3.125%	7/31/2029	1,550	1,503
	Enterprise Products Operating LLC	2.800%	1/31/2030	1,226	1,165
	Enterprise Products Operating LLC	4.600%	1/15/2031	1,675	1,696
	Enterprise Products Operating LLC	5.350%	1/31/2033	265	277
	Enterprise Products Operating LLC	4.850%	1/31/2034	550	556
	Enterprise Products Operating LLC	4.950%	2/15/2035	1,410	1,428
	Enterprise Products Operating LLC	5.200%	1/15/2036	1,125	1,145
	Enterprise Products Operating LLC	7.550%	4/15/2038	300	361
	Enterprise Products Operating LLC	6.450%	9/1/2040	520	580
	Enterprise Products Operating LLC	5.950%	2/1/2041	220	232
	Enterprise Products Operating LLC	5.700%	2/15/2042	345	352
	Enterprise Products Operating LLC	4.850%	8/15/2042	850	787
	Enterprise Products Operating LLC	4.450%	2/15/2043	1,000	878

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	4.850%	3/15/2044	1,110	1,013
	Enterprise Products Operating LLC	5.100%	2/15/2045	982	920
	Enterprise Products Operating LLC	4.900%	5/15/2046	500	452
	Enterprise Products Operating LLC	4.250%	2/15/2048	1,200	984
	Enterprise Products Operating LLC	4.800%	2/1/2049	1,000	880
	Enterprise Products Operating LLC	4.200%	1/31/2050	1,100	884
	Enterprise Products Operating LLC	3.700%	1/31/2051	1,000	734
	Enterprise Products Operating LLC	3.200%	2/15/2052	500	331
	Enterprise Products Operating LLC	3.300%	2/15/2053	950	635
	Enterprise Products Operating LLC	4.950%	10/15/2054	117	104
	Enterprise Products Operating LLC	5.550%	2/16/2055	1,250	1,210
	Enterprise Products Operating LLC	3.950%	1/31/2060	1,100	803
[3]	Enterprise Products Operating LLC	5.250%	8/16/2077	400	399
[3]	Enterprise Products Operating LLC	5.375%	2/15/2078	1,225	1,217
	EOG Resources Inc.	4.400%	7/15/2028	325	329
	EOG Resources Inc.	4.400%	1/15/2031	300	301
	EOG Resources Inc.	5.000%	7/15/2032	750	768
	EOG Resources Inc.	3.900%	4/1/2035	560	521
	EOG Resources Inc.	5.350%	1/15/2036	1,200	1,233
	EOG Resources Inc.	4.950%	4/15/2050	700	626
	EOG Resources Inc.	5.650%	12/1/2054	800	783
	EOG Resources Inc.	5.950%	7/15/2055	650	662
	EQT Corp.	5.700%	4/1/2028	550	567
	EQT Corp.	4.500%	1/15/2029	3,700	3,706
	EQT Corp.	7.000%	2/1/2030	1,000	1,087
	EQT Corp.	5.750%	2/1/2034	250	261
	Expand Energy Corp.	5.375%	2/1/2029	3,740	3,746
	Expand Energy Corp.	5.700%	1/15/2035	1,000	1,035
	Exxon Mobil Corp.	3.294%	3/19/2027	1,100	1,095
	Exxon Mobil Corp.	3.482%	3/19/2030	450	440
	Exxon Mobil Corp.	2.610%	10/15/2030	1,875	1,758
	Exxon Mobil Corp.	2.995%	8/16/2039	815	652
	Exxon Mobil Corp.	4.227%	3/19/2040	1,850	1,695
	Exxon Mobil Corp.	3.567%	3/6/2045	750	587
	Exxon Mobil Corp.	4.114%	3/1/2046	1,840	1,539
	Exxon Mobil Corp.	3.095%	8/16/2049	719	491
	Exxon Mobil Corp.	4.327%	3/19/2050	2,300	1,930
	Exxon Mobil Corp.	3.452%	4/15/2051	2,600	1,867
	Halliburton Co.	4.850%	11/15/2035	1,000	987
	Halliburton Co.	6.700%	9/15/2038	755	837
	Halliburton Co.	7.450%	9/15/2039	1,265	1,491
	Halliburton Co.	4.500%	11/15/2041	675	589
	Halliburton Co.	4.750%	8/1/2043	725	639
	Halliburton Co.	5.000%	11/15/2045	509	455
	Helmerich & Payne Inc.	4.650%	12/1/2027	700	705
	Helmerich & Payne Inc.	4.850%	12/1/2029	500	502
	Helmerich & Payne Inc.	2.900%	9/29/2031	565	504
	Helmerich & Payne Inc.	5.500%	12/1/2034	250	246
	Hess Corp.	4.300%	4/1/2027	2,089	2,098
	Hess Corp.	7.300%	8/15/2031	560	644
	Hess Corp.	7.125%	3/15/2033	415	480
	Hess Corp.	5.600%	2/15/2041	1,750	1,808
	Hess Corp.	5.800%	4/1/2047	500	512
	HF Sinclair Corp.	4.500%	10/1/2030	400	394
	HF Sinclair Corp.	5.750%	1/15/2031	550	568
	HF Sinclair Corp.	5.500%	9/1/2032	306	310
	HF Sinclair Corp.	6.250%	1/15/2035	675	704
	Kinder Morgan Energy Partners LP	7.300%	8/15/2033	175	201
	Kinder Morgan Energy Partners LP	5.800%	3/15/2035	300	315
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	335	378
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	1,290	1,398
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	572	504
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	500	455
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	500	479
	Kinder Morgan Inc.	4.300%	3/1/2028	1,080	1,086
	Kinder Morgan Inc.	5.150%	6/1/2030	150	155
[3]	Kinder Morgan Inc.	7.750%	1/15/2032	835	969
	Kinder Morgan Inc.	4.800%	2/1/2033	500	501
	Kinder Morgan Inc.	5.850%	6/1/2035	4,500	4,762
	Kinder Morgan Inc.	5.550%	6/1/2045	1,375	1,328

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kinder Morgan Inc.	5.050%	2/15/2046	200	180
Kinder Morgan Inc.	5.200%	3/1/2048	630	575
Kinder Morgan Inc.	3.250%	8/1/2050	500	331
Kinder Morgan Inc.	3.600%	2/15/2051	480	335
Kinder Morgan Inc.	5.450%	8/1/2052	530	493
Marathon Petroleum Corp.	5.125%	12/15/2026	1,035	1,043
Marathon Petroleum Corp.	3.800%	4/1/2028	1,150	1,144
Marathon Petroleum Corp.	5.150%	3/1/2030	515	530
Marathon Petroleum Corp.	5.700%	3/1/2035	3,860	3,978
Marathon Petroleum Corp.	6.500%	3/1/2041	1,075	1,144
Marathon Petroleum Corp.	4.750%	9/15/2044	200	171
Marathon Petroleum Corp.	4.500%	4/1/2048	650	523
Marathon Petroleum Corp.	5.000%	9/15/2054	325	272
MPLX LP	4.250%	12/1/2027	1,010	1,013
MPLX LP	2.650%	8/15/2030	735	681
MPLX LP	4.950%	9/1/2032	571	575
MPLX LP	5.000%	3/1/2033	1,000	1,004
MPLX LP	5.500%	6/1/2034	5,100	5,206
MPLX LP	5.400%	4/1/2035	351	353
MPLX LP	5.400%	9/15/2035	1,690	1,702
MPLX LP	4.700%	4/15/2048	1,255	1,042
MPLX LP	5.500%	2/15/2049	1,260	1,157
MPLX LP	5.950%	4/1/2055	346	333
MPLX LP	6.200%	9/15/2055	800	795
NOV Inc.	3.600%	12/1/2029	500	487
NOV Inc.	3.950%	12/1/2042	800	628
Occidental Petroleum Corp.	8.500%	7/15/2027	397	415
Occidental Petroleum Corp.	6.375%	9/1/2028	448	470
Occidental Petroleum Corp.	5.200%	8/1/2029	1,005	1,029
Occidental Petroleum Corp.	8.875%	7/15/2030	811	936
Occidental Petroleum Corp.	6.625%	9/1/2030	221	237
Occidental Petroleum Corp.	6.125%	1/1/2031	926	978
Occidental Petroleum Corp.	7.500%	5/1/2031	704	791
Occidental Petroleum Corp.	7.875%	9/15/2031	392	448
Occidental Petroleum Corp.	5.550%	10/1/2034	1,450	1,476
Occidental Petroleum Corp.	6.450%	9/15/2036	1,388	1,476
Occidental Petroleum Corp.	7.950%	6/15/2039	323	378
Occidental Petroleum Corp.	6.200%	3/15/2040	788	798
Occidental Petroleum Corp.	6.600%	3/15/2046	905	931
Occidental Petroleum Corp.	4.400%	4/15/2046	344	271
Occidental Petroleum Corp.	4.200%	3/15/2048	244	182
Occidental Petroleum Corp.	6.050%	10/1/2054	835	795
ONEOK Inc.	4.000%	7/13/2027	1,150	1,149
ONEOK Inc.	4.250%	9/24/2027	1,300	1,304
ONEOK Inc.	4.550%	7/15/2028	800	807
ONEOK Inc.	5.650%	11/1/2028	500	519
ONEOK Inc.	5.375%	6/1/2029	415	428
ONEOK Inc.	3.400%	9/1/2029	1,810	1,754
ONEOK Inc.	3.100%	3/15/2030	1,000	951
ONEOK Inc.	3.250%	6/1/2030	500	476
ONEOK Inc.	6.350%	1/15/2031	1,000	1,073
ONEOK Inc.	4.750%	10/15/2031	600	603
ONEOK Inc.	4.950%	10/15/2032	592	595
ONEOK Inc.	6.050%	9/1/2033	1,400	1,490
ONEOK Inc.	5.650%	9/1/2034	1,815	1,877
ONEOK Inc.	5.050%	11/1/2034	782	776
ONEOK Inc.	5.400%	10/15/2035	1,200	1,213
ONEOK Inc.	5.150%	10/15/2043	350	318
ONEOK Inc.	5.600%	4/1/2044	295	279
ONEOK Inc.	5.050%	4/1/2045	370	326
ONEOK Inc.	4.250%	9/15/2046	300	235
ONEOK Inc.	4.950%	7/13/2047	775	677
ONEOK Inc.	4.200%	10/3/2047	725	561
ONEOK Inc.	5.200%	7/15/2048	650	586
ONEOK Inc.	4.850%	2/1/2049	200	169
ONEOK Inc.	4.450%	9/1/2049	485	390
ONEOK Inc.	3.950%	3/1/2050	625	452
ONEOK Inc.	4.500%	3/15/2050	675	547
ONEOK Inc.	7.150%	1/15/2051	330	363
ONEOK Inc.	6.625%	9/1/2053	1,500	1,572

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONEOK Inc.	5.700%	11/1/2054	1,250	1,164
	ONEOK Inc.	6.250%	10/15/2055	1,450	1,452
	ONEOK Inc.	5.850%	11/1/2064	665	624
	ONEOK Partners LP	6.650%	10/1/2036	360	392
	ONEOK Partners LP	6.850%	10/15/2037	300	332
	ONEOK Partners LP	6.125%	2/1/2041	1,040	1,068
	Ovintiv Inc.	5.650%	5/15/2028	560	576
	Ovintiv Inc.	7.375%	11/1/2031	450	502
	Ovintiv Inc.	6.250%	7/15/2033	400	424
	Ovintiv Inc.	6.500%	8/15/2034	700	752
	Ovintiv Inc.	6.625%	8/15/2037	830	881
	Ovintiv Inc.	7.100%	7/15/2053	400	426
	Patterson-UTI Energy Inc.	3.950%	2/1/2028	400	396
	Patterson-UTI Energy Inc.	5.150%	11/15/2029	285	287
	Patterson-UTI Energy Inc.	7.150%	10/1/2033	325	347
	Phillips 66	3.900%	3/15/2028	600	598
	Phillips 66	2.150%	12/15/2030	800	718
	Phillips 66	4.650%	11/15/2034	500	490
	Phillips 66	5.875%	5/1/2042	401	405
	Phillips 66	4.875%	11/15/2044	1,750	1,536
	Phillips 66 Co.	3.750%	3/1/2028	400	397
	Phillips 66 Co.	3.150%	12/15/2029	250	240
	Phillips 66 Co.	5.250%	6/15/2031	500	520
	Phillips 66 Co.	5.300%	6/30/2033	1,150	1,187
	Phillips 66 Co.	4.950%	3/15/2035	505	502
	Phillips 66 Co.	5.650%	6/15/2054	800	752
[3]	Phillips 66 Co.	5.875%	3/15/2056	676	668
[3]	Phillips 66 Co.	6.200%	3/15/2056	549	547
	Pioneer Natural Resources Co.	1.900%	8/15/2030	370	335
	Pioneer Natural Resources Co.	2.150%	1/15/2031	1,375	1,248
	Plains All American Pipeline LP	4.500%	12/15/2026	350	351
	Plains All American Pipeline LP	3.550%	12/15/2029	1,200	1,166
	Plains All American Pipeline LP	3.800%	9/15/2030	525	509
	Plains All American Pipeline LP	4.700%	1/15/2031	534	537
	Plains All American Pipeline LP	5.700%	9/15/2034	425	439
	Plains All American Pipeline LP	5.950%	6/15/2035	800	833
	Plains All American Pipeline LP	5.600%	1/15/2036	614	622
	Plains All American Pipeline LP	6.650%	1/15/2037	500	543
	Plains All American Pipeline LP	5.150%	6/1/2042	500	457
	Plains All American Pipeline LP	4.300%	1/31/2043	240	196
	Plains All American Pipeline LP	4.700%	6/15/2044	500	425
	Plains All American Pipeline LP	4.900%	2/15/2045	650	567
	Sabine Pass Liquefaction LLC	5.000%	3/15/2027	1,600	1,611
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	2,870	2,873
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	12,205	12,264
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	486	512
[8]	Shell Finance US Inc.	3.875%	11/13/2028	889	888
[3]	Shell Finance US Inc.	2.375%	11/7/2029	1,861	1,755
[3]	Shell Finance US Inc.	2.750%	4/6/2030	1,405	1,331
	Shell Finance US Inc.	4.125%	11/6/2030	481	481
[3]	Shell Finance US Inc.	4.125%	5/11/2035	2,125	2,041
	Shell Finance US Inc.	4.750%	1/6/2036	825	823
[8]	Shell Finance US Inc.	6.375%	12/15/2038	1,670	1,859
[8]	Shell Finance US Inc.	5.500%	3/25/2040	700	716
[3]	Shell Finance US Inc.	4.550%	8/12/2043	1,100	983
[3]	Shell Finance US Inc.	4.375%	5/11/2045	2,000	1,722
[3]	Shell Finance US Inc.	4.000%	5/10/2046	1,715	1,386
[3]	Shell Finance US Inc.	3.750%	9/12/2046	375	292
[8]	Shell Finance US Inc.	3.125%	11/7/2049	495	332
[3]	Shell Finance US Inc.	3.250%	4/6/2050	1,735	1,196
[8]	Shell Finance US Inc.	3.000%	11/26/2051	950	612
	Shell International Finance BV	2.875%	11/26/2041	500	370
	Shell International Finance BV	3.625%	8/21/2042	525	422
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	250	252
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	830	842
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	1,045	1,056
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	580	558
	Spectra Energy Partners LP	5.950%	9/25/2043	400	404
	Spectra Energy Partners LP	4.500%	3/15/2045	220	185
	Suncor Energy Inc.	7.150%	2/1/2032	500	561

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Suncor Energy Inc.	5.950%	12/1/2034	1,100	1,165
	Suncor Energy Inc.	6.800%	5/15/2038	381	420
	Suncor Energy Inc.	6.850%	6/1/2039	350	389
	Suncor Energy Inc.	4.000%	11/15/2047	700	531
	Suncor Energy Inc.	3.750%	3/4/2051	625	445
	Targa Resources Corp.	4.350%	1/15/2029	342	343
	Targa Resources Corp.	6.150%	3/1/2029	800	842
	Targa Resources Corp.	4.900%	9/15/2030	425	433
	Targa Resources Corp.	4.200%	2/1/2033	950	909
	Targa Resources Corp.	6.125%	3/15/2033	1,081	1,156
	Targa Resources Corp.	5.500%	2/15/2035	830	850
	Targa Resources Corp.	5.550%	8/15/2035	729	747
	Targa Resources Corp.	5.650%	2/15/2036	165	170
	Targa Resources Corp.	5.400%	7/30/2036	985	987
	Targa Resources Corp.	4.950%	4/15/2052	765	652
	Targa Resources Corp.	6.250%	7/1/2052	250	251
	Targa Resources Corp.	6.500%	2/15/2053	700	730
	Targa Resources Corp.	6.125%	5/15/2055	729	724
	Targa Resources Partners LP	5.000%	1/15/2028	600	600
	Targa Resources Partners LP	6.875%	1/15/2029	600	607
	Targa Resources Partners LP	5.500%	3/1/2030	5,295	5,379
	Targa Resources Partners LP	4.875%	2/1/2031	900	906
	Targa Resources Partners LP	4.000%	1/15/2032	940	898
	TC PipeLines LP	3.900%	5/25/2027	200	199
	TotalEnergies Capital International SA	3.455%	2/19/2029	1,775	1,748
	TotalEnergies Capital International SA	2.829%	1/10/2030	1,695	1,623
	TotalEnergies Capital International SA	2.986%	6/29/2041	800	604
	TotalEnergies Capital International SA	3.461%	7/12/2049	860	613
	TotalEnergies Capital International SA	3.127%	5/29/2050	1,920	1,279
	TotalEnergies Capital International SA	3.386%	6/29/2060	500	325
	TotalEnergies Capital SA	3.883%	10/11/2028	500	501
	TotalEnergies Capital SA	5.150%	4/5/2034	2,650	2,754
	TotalEnergies Capital SA	4.724%	9/10/2034	1,774	1,789
	TotalEnergies Capital SA	5.488%	4/5/2054	1,475	1,427
	TotalEnergies Capital SA	5.638%	4/5/2064	2,250	2,183
	TotalEnergies Capital SA	5.425%	9/10/2064	1,370	1,281
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	1,700	1,704
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	1,900	1,879
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	1,580	1,540
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	295	307
	TransCanada PipeLines Ltd.	5.850%	3/15/2036	625	653
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	850	906
	TransCanada PipeLines Ltd.	7.250%	8/15/2038	600	689
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	830	873
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	2,000	2,061
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	300	300
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	700	670
[8]	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	363	366
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	1,080	936
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	500	385
[8]	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	403	399
	Valero Energy Corp.	2.150%	9/15/2027	517	501
	Valero Energy Corp.	4.350%	6/1/2028	315	317
	Valero Energy Corp.	5.150%	2/15/2030	100	103
	Valero Energy Corp.	7.500%	4/15/2032	600	687
	Valero Energy Corp.	6.625%	6/15/2037	1,355	1,493
	Valero Energy Corp.	3.650%	12/1/2051	875	605
	Valero Energy Corp.	4.000%	6/1/2052	250	184
	Valero Energy Partners LP	4.500%	3/15/2028	400	403
	Viper Energy Partners LLC	4.900%	8/1/2030	140	142
	Viper Energy Partners LLC	5.700%	8/1/2035	370	376
	Western Midstream Operating LP	4.750%	8/15/2028	229	232
	Western Midstream Operating LP	6.350%	1/15/2029	900	947
	Western Midstream Operating LP	4.050%	2/1/2030	1,040	1,019
	Western Midstream Operating LP	4.800%	3/1/2031	400	400
	Western Midstream Operating LP	6.150%	4/1/2033	425	450
	Western Midstream Operating LP	5.450%	11/15/2034	665	670
	Western Midstream Operating LP	5.500%	12/15/2035	315	314
	Western Midstream Operating LP	5.450%	4/1/2044	390	355
	Western Midstream Operating LP	5.300%	3/1/2048	790	681

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Midstream Operating LP	5.250%	2/1/2050	1,100	942
	Williams Cos. Inc.	3.750%	6/15/2027	1,325	1,320
	Williams Cos. Inc.	5.300%	8/15/2028	673	693
	Williams Cos. Inc.	4.900%	3/15/2029	900	919
	Williams Cos. Inc.	4.800%	11/15/2029	500	509
	Williams Cos. Inc.	4.625%	6/30/2030	400	404
	Williams Cos. Inc.	3.500%	11/15/2030	1,100	1,056
	Williams Cos. Inc.	2.600%	3/15/2031	1,000	913
	Williams Cos. Inc.	4.650%	8/15/2032	487	488
	Williams Cos. Inc.	5.650%	3/15/2033	400	421
	Williams Cos. Inc.	5.150%	3/15/2034	750	763
	Williams Cos. Inc.	5.600%	3/15/2035	500	519
	Williams Cos. Inc.	5.300%	9/30/2035	600	611
	Williams Cos. Inc.	6.300%	4/15/2040	990	1,067
	Williams Cos. Inc.	5.800%	11/15/2043	585	580
	Williams Cos. Inc.	5.400%	3/4/2044	585	560
	Williams Cos. Inc.	5.750%	6/24/2044	600	596
	Williams Cos. Inc.	4.900%	1/15/2045	300	269
	Williams Cos. Inc.	5.100%	9/15/2045	900	826
	Williams Cos. Inc.	4.850%	3/1/2048	675	592
	Williams Cos. Inc.	3.500%	10/15/2051	540	376
	Williams Cos. Inc.	5.300%	8/15/2052	625	577
	Williams Cos. Inc.	5.800%	11/15/2054	625	618
	Williams Cos. Inc.	6.000%	3/15/2055	500	508
	Woodside Finance Ltd.	4.900%	5/19/2028	600	609
	Woodside Finance Ltd.	5.400%	5/19/2030	1,167	1,198
	Woodside Finance Ltd.	5.700%	5/19/2032	600	624
	Woodside Finance Ltd.	5.100%	9/12/2034	340	336
	Woodside Finance Ltd.	6.000%	5/19/2035	1,633	1,701
	Woodside Finance Ltd.	5.700%	9/12/2054	625	587
					447,795
Financials (2.8%)
	ACE Capital Trust II	9.700%	4/1/2030	75	90
[3]	Aegon Ltd.	5.500%	4/11/2048	585	592
	AerCap Ireland Capital DAC	6.100%	1/15/2027	560	571
	AerCap Ireland Capital DAC	3.650%	7/21/2027	875	870
	AerCap Ireland Capital DAC	4.625%	10/15/2027	500	504
	AerCap Ireland Capital DAC	3.875%	1/23/2028	1,000	995
	AerCap Ireland Capital DAC	5.750%	6/6/2028	600	621
	AerCap Ireland Capital DAC	3.000%	10/29/2028	3,700	3,587
	AerCap Ireland Capital DAC	4.625%	9/10/2029	1,050	1,061
	AerCap Ireland Capital DAC	6.150%	9/30/2030	600	642
	AerCap Ireland Capital DAC	4.375%	11/15/2030	364	363
	AerCap Ireland Capital DAC	3.300%	1/30/2032	4,000	3,701
	AerCap Ireland Capital DAC	3.400%	10/29/2033	1,000	905
	AerCap Ireland Capital DAC	5.300%	1/19/2034	750	768
	AerCap Ireland Capital DAC	4.950%	9/10/2034	900	899
	AerCap Ireland Capital DAC	5.000%	11/15/2035	135	134
	AerCap Ireland Capital DAC	3.850%	10/29/2041	2,400	1,964
	AerCap Ireland Capital DAC	6.950%	3/10/2055	200	210
	AerCap Ireland Capital DAC	6.500%	1/31/2056	150	155
	Affiliated Managers Group Inc.	3.300%	6/15/2030	500	477
	Affiliated Managers Group Inc.	5.500%	2/15/2036	816	816
	Aflac Inc.	3.600%	4/1/2030	500	492
	Aflac Inc.	4.750%	1/15/2049	1,080	951
	Air Lease Corp.	2.200%	1/15/2027	600	588
	Air Lease Corp.	3.625%	12/1/2027	1,000	989
	Air Lease Corp.	2.100%	9/1/2028	500	471
	Air Lease Corp.	3.250%	10/1/2029	595	568
[3]	Air Lease Corp.	3.000%	2/1/2030	625	586
[3]	Air Lease Corp.	5.200%	7/15/2031	500	508
[3]	Air Lease Corp.	2.875%	1/15/2032	600	538
	Alleghany Corp.	4.900%	9/15/2044	300	274
	Alleghany Corp.	3.250%	8/15/2051	425	286
	Allstate Corp.	3.280%	12/15/2026	400	398
	Allstate Corp.	5.050%	6/24/2029	402	416
	Allstate Corp.	1.450%	12/15/2030	500	436
	Allstate Corp.	5.250%	3/30/2033	625	650
	Allstate Corp.	5.550%	5/9/2035	605	635

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allstate Corp.	4.500%	6/15/2043	1,550	1,356
	Allstate Corp.	4.200%	12/15/2046	525	432
	Allstate Corp.	3.850%	8/10/2049	400	305
[3]	Allstate Corp.	6.500%	5/15/2057	650	683
	Ally Financial Inc.	4.750%	6/9/2027	500	504
	Ally Financial Inc.	7.100%	11/15/2027	500	525
	Ally Financial Inc.	5.737%	5/15/2029	100	102
	Ally Financial Inc.	6.992%	6/13/2029	600	633
[3]	Ally Financial Inc.	8.000%	11/1/2031	2,308	2,619
	American Express Co.	2.550%	3/4/2027	5,316	5,241
	American Express Co.	3.300%	5/3/2027	1,960	1,947
	American Express Co.	5.098%	2/16/2028	2,735	2,767
	American Express Co.	5.043%	7/26/2028	1,275	1,296
	American Express Co.	4.731%	4/25/2029	1,000	1,015
	American Express Co.	4.351%	7/20/2029	3,000	3,021
	American Express Co.	5.282%	7/27/2029	800	824
	American Express Co.	5.085%	1/30/2031	700	722
	American Express Co.	5.016%	4/25/2031	8,200	8,446
	American Express Co.	6.489%	10/30/2031	800	874
	American Express Co.	4.918%	7/20/2033	1,825	1,857
	American Express Co.	4.420%	8/3/2033	1,500	1,489
	American Express Co.	5.043%	5/1/2034	892	914
	American Express Co.	5.625%	7/28/2034	500	522
	American Express Co.	5.915%	4/25/2035	420	446
	American Express Co.	5.284%	7/26/2035	1,275	1,314
	American Express Co.	5.442%	1/30/2036	800	830
	American Express Co.	5.667%	4/25/2036	2,700	2,852
	American Express Co.	4.804%	10/24/2036	1,500	1,482
	American Express Co.	4.050%	12/3/2042	621	535
	American Financial Group Inc.	5.250%	4/2/2030	318	333
	American Financial Group Inc.	4.500%	6/15/2047	500	420
	American International Group Inc.	3.400%	6/30/2030	4,115	3,970
	American International Group Inc.	3.875%	1/15/2035	400	374
	American International Group Inc.	4.500%	7/16/2044	988	871
	American International Group Inc.	4.750%	4/1/2048	845	751
	American International Group Inc.	4.375%	6/30/2050	1,000	834
	American National Group Inc.	5.000%	6/15/2027	300	302
	American National Group Inc.	5.750%	10/1/2029	250	259
	American National Group Inc.	6.000%	7/15/2035	700	710
	Ameriprise Financial Inc.	5.700%	12/15/2028	500	525
	Ameriprise Financial Inc.	4.500%	5/13/2032	500	504
	Ameriprise Financial Inc.	5.150%	5/15/2033	650	675
	Ameriprise Financial Inc.	5.200%	4/15/2035	640	653
[3]	Aon Corp.	8.205%	1/1/2027	150	156
	Aon Corp.	2.850%	5/28/2027	500	493
	Aon Corp.	4.500%	12/15/2028	600	607
	Aon Corp.	3.750%	5/2/2029	630	623
	Aon Corp.	2.800%	5/15/2030	1,620	1,529
	Aon Corp.	2.050%	8/23/2031	750	662
	Aon Corp.	6.250%	9/30/2040	150	164
	Aon Corp.	2.900%	8/23/2051	1,000	623
	Aon Corp.	3.900%	2/28/2052	500	374
	Aon Global Ltd.	4.600%	6/14/2044	625	546
	Aon Global Ltd.	4.750%	5/15/2045	695	617
	Aon North America Inc.	5.125%	3/1/2027	240	243
	Aon North America Inc.	5.150%	3/1/2029	760	782
	Aon North America Inc.	5.300%	3/1/2031	550	574
	Aon North America Inc.	5.450%	3/1/2034	1,450	1,507
	Aon North America Inc.	5.750%	3/1/2054	1,700	1,692
[8]	Apollo Debt Solutions BDC	5.200%	12/8/2028	200	200
	Apollo Debt Solutions BDC	6.900%	4/13/2029	850	893
	Apollo Debt Solutions BDC	5.875%	8/30/2030	375	379
	Apollo Debt Solutions BDC	6.700%	7/29/2031	1,150	1,214
	Apollo Debt Solutions BDC	6.550%	3/15/2032	350	361
	Apollo Global Management Inc.	6.375%	11/15/2033	500	549
	Apollo Global Management Inc.	5.150%	8/12/2035	357	357
	Apollo Global Management Inc.	5.800%	5/21/2054	625	614
	Apollo Global Management Inc.	6.000%	12/15/2054	400	396
	Arch Capital Finance LLC	4.011%	12/15/2026	799	799
	Arch Capital Finance LLC	5.031%	12/15/2046	100	93

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arch Capital Group Ltd.	7.350%	5/1/2034	500	579
	Arch Capital Group Ltd.	3.635%	6/30/2050	975	724
	Arch Capital Group US Inc.	5.144%	11/1/2043	275	261
	Ares Capital Corp.	7.000%	1/15/2027	375	384
	Ares Capital Corp.	2.875%	6/15/2027	319	312
	Ares Capital Corp.	5.875%	3/1/2029	820	841
	Ares Capital Corp.	5.950%	7/15/2029	700	719
	Ares Capital Corp.	5.500%	9/1/2030	625	629
	Ares Capital Corp.	5.100%	1/15/2031	1,075	1,061
	Ares Capital Corp.	3.200%	11/15/2031	500	444
	Ares Capital Corp.	5.800%	3/8/2032	811	819
	Ares Strategic Income Fund	5.700%	3/15/2028	850	861
[8]	Ares Strategic Income Fund	5.450%	9/9/2028	300	302
[8]	Ares Strategic Income Fund	4.850%	1/15/2029	825	815
	Ares Strategic Income Fund	6.350%	8/15/2029	625	644
	Ares Strategic Income Fund	5.600%	2/15/2030	625	628
[8]	Ares Strategic Income Fund	5.800%	9/9/2030	550	556
[8]	Ares Strategic Income Fund	5.150%	1/15/2031	900	883
	Ares Strategic Income Fund	6.200%	3/21/2032	625	641
	Arthur J Gallagher & Co.	4.600%	12/15/2027	170	172
	Arthur J Gallagher & Co.	4.850%	12/15/2029	120	123
	Arthur J Gallagher & Co.	2.400%	11/9/2031	500	447
	Arthur J Gallagher & Co.	5.000%	2/15/2032	140	143
	Arthur J Gallagher & Co.	5.500%	3/2/2033	500	520
	Arthur J Gallagher & Co.	6.500%	2/15/2034	450	496
	Arthur J Gallagher & Co.	5.150%	2/15/2035	2,490	2,517
	Arthur J Gallagher & Co.	3.500%	5/20/2051	500	349
	Arthur J Gallagher & Co.	3.050%	3/9/2052	500	317
	Arthur J Gallagher & Co.	5.750%	3/2/2053	500	490
	Arthur J Gallagher & Co.	6.750%	2/15/2054	450	497
	Arthur J Gallagher & Co.	5.750%	7/15/2054	400	393
	Arthur J Gallagher & Co.	5.550%	2/15/2055	1,196	1,146
	Associated Banc-Corp.	6.455%	8/29/2030	150	156
	Assurant Inc.	4.900%	3/27/2028	400	405
	Assurant Inc.	5.550%	2/15/2036	400	406
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	450	473
	Assured Guaranty US Holdings Inc.	3.150%	6/15/2031	500	472
	Assured Guaranty US Holdings Inc.	3.600%	9/15/2051	500	352
	Athene Holding Ltd.	4.125%	1/12/2028	835	834
	Athene Holding Ltd.	3.500%	1/15/2031	3,000	2,835
	Athene Holding Ltd.	5.875%	1/15/2034	800	829
	Athene Holding Ltd.	3.950%	5/25/2051	200	140
	Athene Holding Ltd.	3.450%	5/15/2052	700	442
	Athene Holding Ltd.	6.250%	4/1/2054	845	823
	Athene Holding Ltd.	6.625%	10/15/2054	500	499
	Athene Holding Ltd.	6.625%	5/19/2055	200	204
	Athene Holding Ltd.	6.875%	6/28/2055	500	499
[3]	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/2026	950	955
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	600	610
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	1,250	1,276
	AXA SA	8.600%	12/15/2030	540	633
[3]	AXIS Specialty Finance LLC	4.900%	1/15/2040	250	241
	AXIS Specialty Finance plc	4.000%	12/6/2027	1,500	1,498
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	400	399
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	600	698
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	800	852
	Banco Santander SA	4.250%	4/11/2027	2,000	2,004
	Banco Santander SA	5.294%	8/18/2027	900	917
	Banco Santander SA	3.800%	2/23/2028	2,200	2,183
	Banco Santander SA	5.552%	3/14/2028	800	813
	Banco Santander SA	4.379%	4/12/2028	1,200	1,206
[3]	Banco Santander SA	5.365%	7/15/2028	600	611
	Banco Santander SA	6.607%	11/7/2028	3,800	4,053
	Banco Santander SA	3.306%	6/27/2029	500	486
	Banco Santander SA	5.538%	3/14/2030	800	828
	Banco Santander SA	3.490%	5/28/2030	1,000	964
	Banco Santander SA	2.749%	12/3/2030	1,200	1,093
	Banco Santander SA	2.958%	3/25/2031	1,000	929
	Banco Santander SA	5.439%	7/15/2031	400	421
	Banco Santander SA	3.225%	11/22/2032	800	733

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	6.921%	8/8/2033	1,400	1,552
	Banco Santander SA	6.938%	11/7/2033	800	916
	Banco Santander SA	6.350%	3/14/2034	1,000	1,078
	Banco Santander SA	6.033%	1/17/2035	1,000	1,072
[3]	Bank of America Corp.	3.824%	1/20/2028	450	449
[3]	Bank of America Corp.	3.705%	4/24/2028	1,400	1,394
[3]	Bank of America Corp.	3.593%	7/21/2028	3,008	2,988
[3]	Bank of America Corp.	4.948%	7/22/2028	1,300	1,318
	Bank of America Corp.	6.204%	11/10/2028	1,725	1,792
[3]	Bank of America Corp.	3.419%	12/20/2028	6,357	6,283
[3]	Bank of America Corp.	3.970%	3/5/2029	1,425	1,422
	Bank of America Corp.	5.202%	4/25/2029	2,050	2,100
[3]	Bank of America Corp.	2.087%	6/14/2029	6,000	5,721
[3]	Bank of America Corp.	4.271%	7/23/2029	6,175	6,201
	Bank of America Corp.	5.819%	9/15/2029	2,400	2,502
[3]	Bank of America Corp.	3.974%	2/7/2030	3,700	3,680
[3]	Bank of America Corp.	3.194%	7/23/2030	2,000	1,932
[3]	Bank of America Corp.	2.884%	10/22/2030	4,175	3,974
	Bank of America Corp.	5.162%	1/24/2031	4,545	4,694
[3]	Bank of America Corp.	2.496%	2/13/2031	625	582
[3]	Bank of America Corp.	2.592%	4/29/2031	6,000	5,590
[3]	Bank of America Corp.	1.922%	10/24/2031	3,000	2,682
[3]	Bank of America Corp.	2.651%	3/11/2032	1,500	1,377
	Bank of America Corp.	2.687%	4/22/2032	4,575	4,195
	Bank of America Corp.	2.299%	7/21/2032	7,500	6,705
	Bank of America Corp.	2.572%	10/20/2032	1,000	901
	Bank of America Corp.	4.571%	4/27/2033	2,000	1,995
[3]	Bank of America Corp.	5.015%	7/22/2033	4,000	4,078
	Bank of America Corp.	5.288%	4/25/2034	3,150	3,248
	Bank of America Corp.	5.872%	9/15/2034	2,750	2,934
	Bank of America Corp.	5.468%	1/23/2035	4,500	4,686
[3]	Bank of America Corp.	5.425%	8/15/2035	1,550	1,585
	Bank of America Corp.	5.518%	10/25/2035	2,100	2,153
	Bank of America Corp.	5.511%	1/24/2036	1,600	1,671
	Bank of America Corp.	5.464%	5/9/2036	5,950	6,189
	Bank of America Corp.	2.482%	9/21/2036	1,500	1,318
	Bank of America Corp.	6.110%	1/29/2037	810	873
[3]	Bank of America Corp.	4.244%	4/24/2038	1,100	1,025
	Bank of America Corp.	7.750%	5/14/2038	1,700	2,067
[3]	Bank of America Corp.	4.078%	4/23/2040	1,425	1,271
[3]	Bank of America Corp.	2.676%	6/19/2041	2,895	2,131
[3]	Bank of America Corp.	5.875%	2/7/2042	1,020	1,084
	Bank of America Corp.	3.311%	4/22/2042	3,945	3,109
[3]	Bank of America Corp.	4.875%	4/1/2044	550	521
[3]	Bank of America Corp.	4.750%	4/21/2045	1,350	1,218
[3]	Bank of America Corp.	4.443%	1/20/2048	2,675	2,318
[3]	Bank of America Corp.	3.946%	1/23/2049	1,175	937
[3]	Bank of America Corp.	4.330%	3/15/2050	700	589
[3]	Bank of America Corp.	4.083%	3/20/2051	5,500	4,410
[3]	Bank of America Corp.	2.831%	10/24/2051	2,000	1,268
[3]	Bank of America Corp.	3.483%	3/13/2052	1,000	719
	Bank of America Corp.	2.972%	7/21/2052	1,500	982
[3]	Bank of America NA	6.000%	10/15/2036	600	651
[3]	Bank of Montreal	2.650%	3/8/2027	700	690
[3]	Bank of Montreal	4.700%	9/14/2027	500	507
	Bank of Montreal	5.203%	2/1/2028	650	666
	Bank of Montreal	5.717%	9/25/2028	600	626
	Bank of Montreal	5.511%	6/4/2031	1,325	1,394
[3]	Bank of Montreal	3.803%	12/15/2032	1,600	1,581
	Bank of Montreal	3.088%	1/10/2037	600	540
[3]	Bank of New York Mellon Corp.	2.050%	1/26/2027	340	334
[3]	Bank of New York Mellon Corp.	3.250%	5/16/2027	1,500	1,490
[3]	Bank of New York Mellon Corp.	3.400%	1/29/2028	600	596
[3]	Bank of New York Mellon Corp.	3.442%	2/7/2028	1,200	1,194
	Bank of New York Mellon Corp.	4.441%	6/9/2028	325	327
	Bank of New York Mellon Corp.	4.890%	7/21/2028	850	863
[3]	Bank of New York Mellon Corp.	5.802%	10/25/2028	650	672
[3]	Bank of New York Mellon Corp.	3.000%	10/30/2028	1,000	974
	Bank of New York Mellon Corp.	4.543%	2/1/2029	650	658
	Bank of New York Mellon Corp.	4.729%	4/20/2029	250	254

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bank of New York Mellon Corp.	3.300%	8/23/2029	500	486
[3]	Bank of New York Mellon Corp.	6.317%	10/25/2029	800	849
[3]	Bank of New York Mellon Corp.	4.975%	3/14/2030	825	849
	Bank of New York Mellon Corp.	4.942%	2/11/2031	2,550	2,623
	Bank of New York Mellon Corp.	2.500%	1/26/2032	280	255
	Bank of New York Mellon Corp.	5.060%	7/22/2032	600	622
[3]	Bank of New York Mellon Corp.	4.289%	6/13/2033	5,000	4,930
[3]	Bank of New York Mellon Corp.	5.834%	10/25/2033	650	701
	Bank of New York Mellon Corp.	4.706%	2/1/2034	350	351
[3]	Bank of New York Mellon Corp.	4.967%	4/26/2034	825	841
[3]	Bank of New York Mellon Corp.	5.188%	3/14/2035	825	851
	Bank of New York Mellon Corp.	5.316%	6/6/2036	250	259
	Bank of Nova Scotia	1.950%	2/2/2027	500	490
[3]	Bank of Nova Scotia	5.400%	6/4/2027	375	383
	Bank of Nova Scotia	5.250%	6/12/2028	800	824
	Bank of Nova Scotia	4.932%	2/14/2029	500	510
[3]	Bank of Nova Scotia	5.450%	8/1/2029	345	359
	Bank of Nova Scotia	5.130%	2/14/2031	1,000	1,030
	Bank of Nova Scotia	2.150%	8/1/2031	1,000	891
	Bank of Nova Scotia	2.450%	2/2/2032	500	446
	Bank of Nova Scotia	4.740%	11/10/2032	700	708
	Bank of Nova Scotia	5.650%	2/1/2034	850	903
	Bank of Nova Scotia	4.588%	5/4/2037	1,025	999
	BankUnited Inc.	5.125%	6/11/2030	250	251
	Barclays plc	4.337%	1/10/2028	1,000	1,002
	Barclays plc	5.674%	3/12/2028	800	814
	Barclays plc	4.836%	5/9/2028	4,750	4,787
	Barclays plc	5.501%	8/9/2028	1,225	1,251
	Barclays plc	4.837%	9/10/2028	328	332
	Barclays plc	7.385%	11/2/2028	1,500	1,586
	Barclays plc	5.086%	2/25/2029	840	856
[3]	Barclays plc	4.972%	5/16/2029	1,000	1,016
	Barclays plc	6.490%	9/13/2029	390	412
	Barclays plc	4.476%	11/11/2029	850	855
	Barclays plc	5.690%	3/12/2030	1,475	1,535
[3]	Barclays plc	5.088%	6/20/2030	2,975	3,025
	Barclays plc	4.942%	9/10/2030	594	605
	Barclays plc	5.367%	2/25/2031	850	878
	Barclays plc	2.645%	6/24/2031	1,600	1,480
	Barclays plc	2.667%	3/10/2032	1,750	1,593
	Barclays plc	5.746%	8/9/2033	845	887
	Barclays plc	7.437%	11/2/2033	3,500	4,002
	Barclays plc	6.224%	5/9/2034	1,664	1,790
	Barclays plc	7.119%	6/27/2034	500	560
	Barclays plc	6.692%	9/13/2034	1,050	1,162
	Barclays plc	5.335%	9/10/2035	1,612	1,638
	Barclays plc	3.564%	9/23/2035	700	660
	Barclays plc	5.785%	2/25/2036	4,094	4,285
	Barclays plc	3.811%	3/10/2042	810	650
	Barclays plc	5.250%	8/17/2045	500	480
	Barclays plc	5.860%	8/11/2046	615	630
	Barclays plc	4.950%	1/10/2047	1,300	1,194
	Barclays plc	6.036%	3/12/2055	1,000	1,050
	Barings BDC Inc.	5.200%	9/15/2028	150	149
[8]	Barings Private Credit Corp.	6.150%	6/11/2030	725	723
	Berkshire Hathaway Finance Corp.	1.850%	3/12/2030	1,500	1,378
	Berkshire Hathaway Finance Corp.	5.750%	1/15/2040	130	141
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	600	551
	Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	550	489
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	2,000	1,668
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	1,565	1,313
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	3,980	2,558
	Berkshire Hathaway Finance Corp.	2.500%	1/15/2051	500	299
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	750	577
	Berkshire Hathaway Inc.	4.500%	2/11/2043	825	774
	BGC Group Inc.	8.000%	5/25/2028	500	534
	BGC Group Inc.	6.150%	4/2/2030	500	518
	BlackRock Funding Inc.	4.600%	7/26/2027	600	608
	BlackRock Funding Inc.	4.700%	3/14/2029	825	843
	BlackRock Funding Inc.	5.000%	3/14/2034	1,075	1,111

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BlackRock Funding Inc.	4.900%	1/8/2035	750	765
	BlackRock Funding Inc.	5.250%	3/14/2054	1,275	1,220
	BlackRock Funding Inc.	5.350%	1/8/2055	750	728
	Blackrock Inc.	3.200%	3/15/2027	550	547
	Blackrock Inc.	3.250%	4/30/2029	1,000	980
	Blackrock Inc.	2.400%	4/30/2030	1,250	1,171
	Blackrock Inc.	1.900%	1/28/2031	915	822
	Blackrock Inc.	2.100%	2/25/2032	950	839
	Blackrock Inc.	4.750%	5/25/2033	825	843
	Blackstone Private Credit Fund	2.625%	12/15/2026	1,442	1,417
	Blackstone Private Credit Fund	3.250%	3/15/2027	725	713
	Blackstone Private Credit Fund	4.950%	9/26/2027	350	352
	Blackstone Private Credit Fund	7.300%	11/27/2028	1,000	1,061
	Blackstone Private Credit Fund	5.950%	7/16/2029	1,275	1,301
	Blackstone Private Credit Fund	5.600%	11/22/2029	500	505
	Blackstone Private Credit Fund	5.050%	9/10/2030	450	443
	Blackstone Private Credit Fund	6.250%	1/25/2031	410	423
	Blackstone Private Credit Fund	6.000%	1/29/2032	850	863
	Blackstone Private Credit Fund	6.000%	11/22/2034	500	505
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	487	487
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	425	429
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	710	705
	Blackstone Secured Lending Fund	5.875%	11/15/2027	1,000	1,021
	Blackstone Secured Lending Fund	5.350%	4/13/2028	650	656
	Blackstone Secured Lending Fund	2.850%	9/30/2028	750	709
	Blackstone Secured Lending Fund	5.300%	6/30/2030	500	498
	Blackstone Secured Lending Fund	5.125%	1/31/2031	825	815
	Blue Owl Capital Corp.	2.875%	6/11/2028	746	705
	Blue Owl Capital Corp.	5.950%	3/15/2029	500	505
	Blue Owl Capital Corp.	6.200%	7/15/2030	700	709
[3]	Blue Owl Credit Income Corp.	4.700%	2/8/2027	800	798
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	500	529
	Blue Owl Credit Income Corp.	7.750%	1/15/2029	1,350	1,428
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	700	720
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	1,345	1,343
	Blue Owl Finance LLC	3.125%	6/10/2031	546	495
	Blue Owl Finance LLC	6.250%	4/18/2034	850	877
	Blue Owl Technology Finance Corp.	2.500%	1/15/2027	500	486
[8]	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	300	302
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	1,000	1,023
	Brighthouse Financial Inc.	5.625%	5/15/2030	500	507
	Brighthouse Financial Inc.	4.700%	6/22/2047	597	438
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	300	314
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	880	878
	Brookfield Finance Inc.	3.900%	1/25/2028	1,000	997
	Brookfield Finance Inc.	4.850%	3/29/2029	600	609
	Brookfield Finance Inc.	4.350%	4/15/2030	320	321
	Brookfield Finance Inc.	2.724%	4/15/2031	1,200	1,099
	Brookfield Finance Inc.	6.350%	1/5/2034	500	543
	Brookfield Finance Inc.	5.675%	1/15/2035	500	517
	Brookfield Finance Inc.	4.700%	9/20/2047	750	647
	Brookfield Finance Inc.	3.500%	3/30/2051	250	173
	Brookfield Finance Inc.	3.625%	2/15/2052	500	352
	Brookfield Finance Inc.	5.968%	3/4/2054	730	735
	Brookfield Finance Inc.	5.813%	3/3/2055	500	492
	Brookfield Finance LLC	3.450%	4/15/2050	1,200	825
	Brown & Brown Inc.	4.600%	12/23/2026	625	628
	Brown & Brown Inc.	4.700%	6/23/2028	200	202
	Brown & Brown Inc.	4.900%	6/23/2030	175	177
	Brown & Brown Inc.	2.375%	3/15/2031	1,000	897
	Brown & Brown Inc.	4.200%	3/17/2032	500	483
	Brown & Brown Inc.	5.250%	6/23/2032	100	102
	Brown & Brown Inc.	5.550%	6/23/2035	700	718
	Brown & Brown Inc.	4.950%	3/17/2052	475	415
	Brown & Brown Inc.	6.250%	6/23/2055	775	806
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	700	696
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	560	571
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	500	511
	Canadian Imperial Bank of Commerce	5.986%	10/3/2028	500	525
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	525	534

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	500	518
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	1,250	1,267
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	950	905
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	1,890	2,053
	Capital One Financial Corp.	3.750%	3/9/2027	1,075	1,072
	Capital One Financial Corp.	3.650%	5/11/2027	1,750	1,742
	Capital One Financial Corp.	3.800%	1/31/2028	2,000	1,992
	Capital One Financial Corp.	5.468%	2/1/2029	2,693	2,766
	Capital One Financial Corp.	6.312%	6/8/2029	550	577
	Capital One Financial Corp.	3.273%	3/1/2030	1,350	1,310
	Capital One Financial Corp.	4.493%	9/11/2031	1,050	1,048
[3]	Capital One Financial Corp.	7.624%	10/30/2031	800	904
	Capital One Financial Corp.	2.359%	7/29/2032	800	700
	Capital One Financial Corp.	6.700%	11/29/2032	550	609
	Capital One Financial Corp.	5.817%	2/1/2034	2,297	2,405
	Capital One Financial Corp.	6.377%	6/8/2034	500	540
	Capital One Financial Corp.	7.964%	11/2/2034	1,350	1,591
	Capital One Financial Corp.	6.051%	2/1/2035	2,435	2,588
	Capital One Financial Corp.	5.884%	7/26/2035	529	556
	Capital One Financial Corp.	6.183%	1/30/2036	1,150	1,202
	Capital One Financial Corp.	5.197%	9/11/2036	1,725	1,716
[3]	Capital One NA	4.650%	9/13/2028	500	507
[3]	Capital One NA	2.700%	2/6/2030	400	377
	Capital Southwest Corp.	5.950%	9/18/2030	403	406
	Carlyle Group Inc.	5.050%	9/19/2035	850	838
	Carlyle Secured Lending Inc.	6.750%	2/18/2030	150	154
	Carlyle Secured Lending Inc.	5.750%	2/15/2031	700	690
	Cboe Global Markets Inc.	3.650%	1/12/2027	1,290	1,287
	Cboe Global Markets Inc.	1.625%	12/15/2030	500	444
	Charles Schwab Corp.	3.200%	3/2/2027	1,100	1,092
	Charles Schwab Corp.	2.450%	3/3/2027	1,330	1,310
	Charles Schwab Corp.	3.300%	4/1/2027	2,237	2,223
	Charles Schwab Corp.	3.200%	1/25/2028	400	394
	Charles Schwab Corp.	4.000%	2/1/2029	440	441
	Charles Schwab Corp.	3.250%	5/22/2029	475	463
	Charles Schwab Corp.	2.750%	10/1/2029	300	286
	Charles Schwab Corp.	6.196%	11/17/2029	1,005	1,063
	Charles Schwab Corp.	2.300%	5/13/2031	1,000	905
	Charles Schwab Corp.	4.343%	11/14/2031	825	823
	Charles Schwab Corp.	1.950%	12/1/2031	1,550	1,358
	Charles Schwab Corp.	2.900%	3/3/2032	825	755
	Charles Schwab Corp.	5.853%	5/19/2034	1,000	1,070
	Charles Schwab Corp.	6.136%	8/24/2034	810	883
	Charles Schwab Corp.	4.914%	11/14/2036	494	492
	Chubb INA Holdings LLC	1.375%	9/15/2030	1,000	881
	Chubb INA Holdings LLC	5.000%	3/15/2034	1,320	1,350
	Chubb INA Holdings LLC	4.900%	8/15/2035	2,035	2,044
	Chubb INA Holdings LLC	6.700%	5/15/2036	180	206
	Chubb INA Holdings LLC	6.000%	5/11/2037	375	408
[3]	Chubb INA Holdings LLC	6.500%	5/15/2038	1,322	1,498
	Chubb INA Holdings LLC	4.150%	3/13/2043	225	194
	Chubb INA Holdings LLC	4.350%	11/3/2045	800	697
	Chubb INA Holdings LLC	2.850%	12/15/2051	500	318
	Chubb INA Holdings LLC	3.050%	12/15/2061	1,000	614
	CI Financial Corp.	3.200%	12/17/2030	707	640
[3]	Cincinnati Financial Corp.	6.920%	5/15/2028	300	319
	Cincinnati Financial Corp.	6.125%	11/1/2034	275	296
[3]	Citibank NA	5.488%	12/4/2026	2,000	2,027
	Citibank NA	5.803%	9/29/2028	2,025	2,124
	Citibank NA	4.838%	8/6/2029	1,700	1,739
[3]	Citibank NA	4.914%	5/29/2030	500	514
[3]	Citibank NA	5.570%	4/30/2034	1,200	1,270
	Citigroup Inc.	4.450%	9/29/2027	3,825	3,850
[3]	Citigroup Inc.	3.887%	1/10/2028	7,499	7,485
[3]	Citigroup Inc.	3.070%	2/24/2028	2,200	2,175
	Citigroup Inc.	4.643%	5/7/2028	725	731
	Citigroup Inc.	4.658%	5/24/2028	1,000	1,009
[3]	Citigroup Inc.	3.668%	7/24/2028	2,675	2,659
	Citigroup Inc.	4.125%	7/25/2028	425	425
[3]	Citigroup Inc.	3.520%	10/27/2028	2,760	2,736

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	5.174%	2/13/2030	2,025	2,078
[3]	Citigroup Inc.	3.980%	3/20/2030	2,000	1,982
	Citigroup Inc.	4.542%	9/19/2030	1,395	1,405
[3]	Citigroup Inc.	2.976%	11/5/2030	1,175	1,119
[3]	Citigroup Inc.	2.666%	1/29/2031	175	164
[3]	Citigroup Inc.	4.412%	3/31/2031	8,750	8,747
	Citigroup Inc.	4.952%	5/7/2031	750	766
[3]	Citigroup Inc.	2.572%	6/3/2031	2,500	2,316
	Citigroup Inc.	4.503%	9/11/2031	1,215	1,218
	Citigroup Inc.	6.625%	6/15/2032	750	831
	Citigroup Inc.	2.520%	11/3/2032	2,000	1,791
	Citigroup Inc.	3.057%	1/25/2033	750	687
	Citigroup Inc.	3.785%	3/17/2033	2,600	2,477
	Citigroup Inc.	4.910%	5/24/2033	1,000	1,011
	Citigroup Inc.	6.000%	10/31/2033	925	996
	Citigroup Inc.	6.270%	11/17/2033	5,000	5,443
	Citigroup Inc.	6.174%	5/25/2034	2,250	2,395
	Citigroup Inc.	5.592%	11/19/2034	2,700	2,768
	Citigroup Inc.	5.827%	2/13/2035	2,000	2,080
	Citigroup Inc.	6.125%	8/25/2036	1,699	1,809
	Citigroup Inc.	5.174%	9/11/2036	2,928	2,958
[3]	Citigroup Inc.	3.878%	1/24/2039	1,100	972
	Citigroup Inc.	5.411%	9/19/2039	1,500	1,510
[3]	Citigroup Inc.	5.316%	3/26/2041	4,950	4,947
	Citigroup Inc.	5.875%	1/30/2042	800	842
	Citigroup Inc.	6.675%	9/13/2043	500	556
	Citigroup Inc.	5.300%	5/6/2044	750	728
	Citigroup Inc.	4.650%	7/30/2045	1,200	1,078
	Citigroup Inc.	4.750%	5/18/2046	825	724
	Citigroup Inc.	4.650%	7/23/2048	1,480	1,305
	Citigroup Inc.	5.612%	3/4/2056	850	846
	Citizens Bank NA	4.575%	8/9/2028	575	579
	Citizens Financial Group Inc.	5.841%	1/23/2030	800	835
	Citizens Financial Group Inc.	2.500%	2/6/2030	450	419
	Citizens Financial Group Inc.	5.253%	3/5/2031	375	385
	Citizens Financial Group Inc.	2.638%	9/30/2032	1,180	1,019
	Citizens Financial Group Inc.	6.645%	4/25/2035	625	687
	CME Group Inc.	4.400%	3/15/2030	625	634
	CME Group Inc.	2.650%	3/15/2032	1,000	914
	CME Group Inc.	5.300%	9/15/2043	720	722
	CME Group Inc.	4.150%	6/15/2048	500	417
	CNA Financial Corp.	3.450%	8/15/2027	400	396
	CNA Financial Corp.	3.900%	5/1/2029	800	792
	CNA Financial Corp.	5.125%	2/15/2034	638	642
	CNA Financial Corp.	5.200%	8/15/2035	750	754
	CNO Financial Group Inc.	6.450%	6/15/2034	585	619
	Comerica Inc.	4.000%	2/1/2029	415	411
	Comerica Inc.	5.982%	1/30/2030	790	824
	Commonwealth Bank of Australia	4.423%	3/14/2028	625	633
[3]	Commonwealth Bank of Australia	4.150%	10/1/2030	350	351
	Cooperatieve Rabobank UA	4.883%	1/21/2028	850	869
	Cooperatieve Rabobank UA	4.800%	1/9/2029	600	614
	Cooperatieve Rabobank UA	4.494%	10/17/2029	550	559
	Cooperatieve Rabobank UA	5.750%	12/1/2043	750	756
	Cooperatieve Rabobank UA	5.250%	8/4/2045	3,250	3,058
	Corebridge Financial Inc.	3.650%	4/5/2027	1,000	994
	Corebridge Financial Inc.	3.850%	4/5/2029	1,250	1,231
	Corebridge Financial Inc.	3.900%	4/5/2032	595	565
	Corebridge Financial Inc.	6.050%	9/15/2033	500	531
	Corebridge Financial Inc.	5.750%	1/15/2034	2,300	2,404
	Corebridge Financial Inc.	4.350%	4/5/2042	500	427
	Corebridge Financial Inc.	4.400%	4/5/2052	1,500	1,215
	Corebridge Financial Inc.	6.875%	12/15/2052	735	752
	Corebridge Financial Inc.	6.375%	9/15/2054	625	630
	Credit Suisse USA LLC	7.125%	7/15/2032	465	531
	Deutsche Bank AG	2.552%	1/7/2028	1,005	989
	Deutsche Bank AG	5.706%	2/8/2028	540	549
	Deutsche Bank AG	6.720%	1/18/2029	1,555	1,628
	Deutsche Bank AG	6.819%	11/20/2029	1,000	1,066
	Deutsche Bank AG	4.999%	9/11/2030	1,044	1,060

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	5.297%	5/9/2031	1,175	1,204
	Deutsche Bank AG	5.882%	7/8/2031	200	208
	Deutsche Bank AG	4.950%	8/4/2031	1,417	1,432
[3]	Deutsche Bank AG	3.547%	9/18/2031	3,400	3,237
	Deutsche Bank AG	3.729%	1/14/2032	1,730	1,636
	Deutsche Bank AG	3.035%	5/28/2032	1,005	923
	Deutsche Bank AG	4.875%	12/1/2032	570	572
	Deutsche Bank AG	3.742%	1/7/2033	1,393	1,293
	Deutsche Bank AG	7.079%	2/10/2034	1,150	1,264
	Deutsche Bank AG	5.403%	9/11/2035	1,044	1,064
	Eaton Vance Corp.	3.500%	4/6/2027	511	508
	Enact Holdings Inc.	6.250%	5/28/2029	630	659
	Enstar Finance LLC	5.500%	1/15/2042	500	494
	Enstar Group Ltd.	4.950%	6/1/2029	65	66
	Enstar Group Ltd.	3.100%	9/1/2031	785	705
	Equitable Holdings Inc.	4.350%	4/20/2028	1,148	1,153
	Equitable Holdings Inc.	5.594%	1/11/2033	500	522
	Equitable Holdings Inc.	5.000%	4/20/2048	1,090	977
	Equitable Holdings Inc.	6.700%	3/28/2055	500	522
	Essent Group Ltd.	6.250%	7/1/2029	420	439
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	300	265
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	500	348
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	1,250	792
	F&G Annuities & Life Inc.	7.400%	1/13/2028	400	419
	F&G Annuities & Life Inc.	6.250%	10/4/2034	415	422
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	400	405
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	600	602
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	1,000	943
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	650	678
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	500	530
	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	400	416
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	825	853
	Fairfax Financial Holdings Ltd.	6.100%	3/15/2055	500	501
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	500	528
	Fidelity National Financial Inc.	3.400%	6/15/2030	500	477
	Fidelity National Financial Inc.	2.450%	3/15/2031	475	424
	Fidelity National Financial Inc.	3.200%	9/17/2051	500	317
	Fifth Third Bancorp	2.550%	5/5/2027	1,500	1,472
	Fifth Third Bancorp	3.950%	3/14/2028	300	299
	Fifth Third Bancorp	6.339%	7/27/2029	800	842
	Fifth Third Bancorp	4.772%	7/28/2030	400	405
	Fifth Third Bancorp	5.631%	1/29/2032	1,225	1,286
	Fifth Third Bancorp	4.337%	4/25/2033	500	489
	Fifth Third Bancorp	8.250%	3/1/2038	710	872
[3]	Fifth Third Bank NA	2.250%	2/1/2027	1,165	1,144
	First American Financial Corp.	2.400%	8/15/2031	600	524
	First American Financial Corp.	5.450%	9/30/2034	350	350
[3]	First Horizon Bank	5.750%	5/1/2030	340	351
	First Horizon Corp.	5.514%	3/7/2031	450	465
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	350	363
	FNB Corp.	5.722%	12/11/2030	500	510
[8]	Franklin BSP Capital Corp.	6.000%	10/2/2030	300	297
	Franklin Resources Inc.	1.600%	10/30/2030	500	444
	Franklin Resources Inc.	2.950%	8/12/2051	500	315
	FS KKR Capital Corp.	6.875%	8/15/2029	300	303
	FS KKR Capital Corp.	6.125%	1/15/2030	300	295
	GATX Corp.	3.850%	3/30/2027	910	907
	GATX Corp.	3.500%	3/15/2028	200	197
	GATX Corp.	4.550%	11/7/2028	600	605
	GATX Corp.	4.000%	6/30/2030	460	453
	GATX Corp.	1.900%	6/1/2031	500	438
	GATX Corp.	3.500%	6/1/2032	500	467
	GATX Corp.	5.450%	9/15/2033	500	518
	GATX Corp.	6.050%	3/15/2034	500	532
	GATX Corp.	6.900%	5/1/2034	500	560
	GATX Corp.	5.500%	6/15/2035	583	598
	GATX Corp.	5.200%	3/15/2044	150	142
	GATX Corp.	4.500%	3/30/2045	150	126
	GATX Corp.	3.100%	6/1/2051	500	317
	GATX Corp.	6.050%	6/5/2054	1,150	1,162

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	416	406
	Global Payments Inc.	2.150%	1/15/2027	700	685
	Global Payments Inc.	4.450%	6/1/2028	300	300
	Global Payments Inc.	4.500%	11/15/2028	2,000	2,004
	Global Payments Inc.	3.200%	8/15/2029	208	198
	Global Payments Inc.	2.900%	5/15/2030	700	649
	Global Payments Inc.	4.875%	11/15/2030	1,905	1,907
	Global Payments Inc.	2.900%	11/15/2031	800	717
	Global Payments Inc.	5.400%	8/15/2032	650	661
	Global Payments Inc.	5.200%	11/15/2032	1,227	1,227
	Global Payments Inc.	5.550%	11/15/2035	1,472	1,464
	Global Payments Inc.	4.150%	8/15/2049	800	594
	Global Payments Inc.	5.950%	8/15/2052	530	506
	Globe Life Inc.	4.550%	9/15/2028	385	389
	Globe Life Inc.	2.150%	8/15/2030	500	452
	Globe Life Inc.	5.850%	9/15/2034	400	420
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	522	524
	Goldman Sachs Capital I	6.345%	2/15/2034	1,225	1,304
	Goldman Sachs Group Inc.	5.950%	1/15/2027	1,030	1,051
	Goldman Sachs Group Inc.	2.640%	2/24/2028	3,491	3,437
	Goldman Sachs Group Inc.	3.615%	3/15/2028	2,360	2,346
[3]	Goldman Sachs Group Inc.	3.691%	6/5/2028	6,050	6,019
[3]	Goldman Sachs Group Inc.	3.814%	4/23/2029	1,200	1,193
[3]	Goldman Sachs Group Inc.	4.223%	5/1/2029	2,150	2,154
	Goldman Sachs Group Inc.	6.484%	10/24/2029	2,025	2,149
	Goldman Sachs Group Inc.	3.800%	3/15/2030	6,425	6,323
	Goldman Sachs Group Inc.	5.727%	4/25/2030	1,050	1,097
	Goldman Sachs Group Inc.	5.049%	7/23/2030	2,850	2,920
	Goldman Sachs Group Inc.	4.692%	10/23/2030	2,300	2,331
[3]	Goldman Sachs Group Inc.	5.207%	1/28/2031	4,845	5,003
	Goldman Sachs Group Inc.	5.218%	4/23/2031	1,380	1,425
[3]	Goldman Sachs Group Inc.	4.369%	10/21/2031	1,750	1,746
	Goldman Sachs Group Inc.	1.992%	1/27/2032	2,200	1,953
	Goldman Sachs Group Inc.	2.615%	4/22/2032	3,000	2,735
	Goldman Sachs Group Inc.	2.383%	7/21/2032	3,970	3,556
	Goldman Sachs Group Inc.	2.650%	10/21/2032	3,400	3,068
	Goldman Sachs Group Inc.	3.102%	2/24/2033	2,735	2,517
	Goldman Sachs Group Inc.	6.561%	10/24/2034	500	557
	Goldman Sachs Group Inc.	5.851%	4/25/2035	390	415
	Goldman Sachs Group Inc.	5.330%	7/23/2035	5,610	5,760
	Goldman Sachs Group Inc.	5.016%	10/23/2035	2,300	2,311
	Goldman Sachs Group Inc.	5.536%	1/28/2036	1,990	2,066
	Goldman Sachs Group Inc.	6.450%	5/1/2036	2,975	3,267
	Goldman Sachs Group Inc.	4.939%	10/21/2036	1,200	1,191
	Goldman Sachs Group Inc.	6.750%	10/1/2037	2,000	2,233
[3]	Goldman Sachs Group Inc.	4.017%	10/31/2038	2,230	2,004
	Goldman Sachs Group Inc.	6.250%	2/1/2041	4,240	4,641
	Goldman Sachs Group Inc.	3.210%	4/22/2042	3,120	2,402
	Goldman Sachs Group Inc.	3.436%	2/24/2043	1,865	1,457
[3]	Goldman Sachs Group Inc.	4.800%	7/8/2044	1,710	1,581
	Goldman Sachs Group Inc.	5.150%	5/22/2045	2,075	1,940
	Goldman Sachs Group Inc.	4.750%	10/21/2045	525	476
	Goldman Sachs Group Inc.	5.561%	11/19/2045	2,550	2,549
	Goldman Sachs Group Inc.	5.734%	1/28/2056	1,700	1,720
[8]	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	100	102
[8]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	345	346
[8]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	625	637
[8]	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	234	235
	Golub Capital BDC Inc.	2.050%	2/15/2027	290	281
	Golub Capital BDC Inc.	7.050%	12/5/2028	500	528
	Golub Capital BDC Inc.	6.000%	7/15/2029	250	256
	Golub Capital Private Credit Fund	5.800%	9/12/2029	300	304
	Golub Capital Private Credit Fund	5.875%	5/1/2030	300	305
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	1,200	1,233
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	750	764
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	750	785
	Hanover Insurance Group Inc.	5.500%	9/1/2035	200	203
	Hartford Insurance Group Inc.	2.800%	8/19/2029	500	478
	Hartford Insurance Group Inc.	6.100%	10/1/2041	600	641
	Hartford Insurance Group Inc.	4.300%	4/15/2043	500	429

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hartford Insurance Group Inc.	3.600%	8/19/2049	500	369
	Hartford Insurance Group Inc.	2.900%	9/15/2051	700	447
	Hercules Capital Inc.	6.000%	6/16/2030	1,000	1,013
	Horace Mann Educators Corp.	4.700%	10/1/2030	281	279
[8]	HPS Corporate Lending Fund	5.300%	6/5/2027	100	101
[8]	HPS Corporate Lending Fund	4.900%	9/11/2028	427	424
	HPS Corporate Lending Fund	6.250%	9/30/2029	500	518
[8]	HPS Corporate Lending Fund	5.850%	6/5/2030	500	506
[8]	HPS Corporate Lending Fund	5.450%	11/15/2030	646	644
	HPS Corporate Lending Fund	5.950%	4/14/2032	1,300	1,320
[3]	HSBC Bank USA NA	5.875%	11/1/2034	250	266
[3]	HSBC Bank USA NA	7.000%	1/15/2039	650	758
[3]	HSBC Holdings plc	4.041%	3/13/2028	2,000	1,997
	HSBC Holdings plc	4.755%	6/9/2028	3,020	3,046
	HSBC Holdings plc	5.210%	8/11/2028	1,795	1,825
[3]	HSBC Holdings plc	2.013%	9/22/2028	3,818	3,685
	HSBC Holdings plc	7.390%	11/3/2028	850	899
	HSBC Holdings plc	4.899%	3/3/2029	1,050	1,065
	HSBC Holdings plc	6.161%	3/9/2029	708	737
[3]	HSBC Holdings plc	4.583%	6/19/2029	1,900	1,917
	HSBC Holdings plc	2.206%	8/17/2029	2,000	1,901
	HSBC Holdings plc	4.950%	3/31/2030	2,230	2,286
[3]	HSBC Holdings plc	3.973%	5/22/2030	2,100	2,074
	HSBC Holdings plc	5.286%	11/19/2030	1,923	1,984
	HSBC Holdings plc	5.130%	3/3/2031	515	527
	HSBC Holdings plc	5.240%	5/13/2031	4,000	4,121
[3]	HSBC Holdings plc	2.848%	6/4/2031	2,000	1,869
[3]	HSBC Holdings plc	2.357%	8/18/2031	2,500	2,274
	HSBC Holdings plc	4.619%	11/6/2031	374	375
[3]	HSBC Holdings plc	7.625%	5/17/2032	400	446
	HSBC Holdings plc	2.804%	5/24/2032	2,500	2,284
	HSBC Holdings plc	2.871%	11/22/2032	3,000	2,722
[3]	HSBC Holdings plc	7.350%	11/27/2032	400	441
	HSBC Holdings plc	4.762%	3/29/2033	1,375	1,369
	HSBC Holdings plc	5.402%	8/11/2033	1,045	1,082
	HSBC Holdings plc	8.113%	11/3/2033	1,250	1,466
	HSBC Holdings plc	6.254%	3/9/2034	1,700	1,848
	HSBC Holdings plc	6.547%	6/20/2034	800	866
	HSBC Holdings plc	7.399%	11/13/2034	1,740	1,986
	HSBC Holdings plc	5.719%	3/4/2035	1,000	1,054
	HSBC Holdings plc	5.874%	11/18/2035	746	779
	HSBC Holdings plc	5.450%	3/3/2036	1,475	1,522
[3]	HSBC Holdings plc	6.500%	5/2/2036	1,785	1,930
	HSBC Holdings plc	5.790%	5/13/2036	1,593	1,681
	HSBC Holdings plc	5.741%	9/10/2036	1,217	1,252
	HSBC Holdings plc	5.133%	11/6/2036	1,655	1,658
	HSBC Holdings plc	6.500%	9/15/2037	600	658
[3]	HSBC Holdings plc	6.500%	9/15/2037	660	714
[3]	HSBC Holdings plc	6.800%	6/1/2038	1,450	1,610
	HSBC Holdings plc	6.100%	1/14/2042	1,200	1,293
	HSBC Holdings plc	6.332%	3/9/2044	2,350	2,572
	HSBC Holdings plc	5.250%	3/14/2044	1,700	1,653
	HSBC USA Inc.	4.650%	6/3/2028	300	305
	Huntington Bancshares Inc.	4.443%	8/4/2028	525	528
	Huntington Bancshares Inc.	6.208%	8/21/2029	840	881
	Huntington Bancshares Inc.	2.550%	2/4/2030	1,125	1,049
	Huntington Bancshares Inc.	5.272%	1/15/2031	1,050	1,081
	Huntington Bancshares Inc.	5.023%	5/17/2033	500	505
	Huntington Bancshares Inc.	5.709%	2/2/2035	995	1,040
	Huntington Bancshares Inc.	2.487%	8/15/2036	400	347
	Huntington Bancshares Inc.	6.141%	11/18/2039	500	521
	Huntington National Bank	4.871%	4/12/2028	590	595
	Huntington National Bank	4.552%	5/17/2028	500	503
	Huntington National Bank	5.650%	1/10/2030	500	524
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	450	447
	ING Groep NV	3.950%	3/29/2027	1,300	1,300
	ING Groep NV	4.017%	3/28/2028	700	700
	ING Groep NV	4.550%	10/2/2028	1,000	1,012
	ING Groep NV	4.858%	3/25/2029	320	325
	ING Groep NV	4.050%	4/9/2029	610	607

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ING Groep NV	5.335%	3/19/2030	2,000	2,064
	ING Groep NV	5.066%	3/25/2031	400	410
	ING Groep NV	6.114%	9/11/2034	1,600	1,729
	ING Groep NV	5.550%	3/19/2035	1,300	1,352
	ING Groep NV	5.525%	3/25/2036	315	327
	Intercontinental Exchange Inc.	3.100%	9/15/2027	200	198
	Intercontinental Exchange Inc.	4.000%	9/15/2027	500	501
	Intercontinental Exchange Inc.	3.625%	9/1/2028	850	844
	Intercontinental Exchange Inc.	3.750%	9/21/2028	500	498
	Intercontinental Exchange Inc.	3.950%	12/1/2028	494	495
	Intercontinental Exchange Inc.	4.350%	6/15/2029	300	303
	Intercontinental Exchange Inc.	2.100%	6/15/2030	2,240	2,057
	Intercontinental Exchange Inc.	4.200%	3/15/2031	665	665
	Intercontinental Exchange Inc.	1.850%	9/15/2032	1,700	1,450
	Intercontinental Exchange Inc.	4.600%	3/15/2033	1,300	1,315
	Intercontinental Exchange Inc.	2.650%	9/15/2040	1,500	1,113
	Intercontinental Exchange Inc.	4.250%	9/21/2048	1,100	914
	Intercontinental Exchange Inc.	3.000%	6/15/2050	1,035	678
	Intercontinental Exchange Inc.	4.950%	6/15/2052	1,175	1,078
	Intercontinental Exchange Inc.	3.000%	9/15/2060	1,700	1,017
	Intercontinental Exchange Inc.	5.200%	6/15/2062	800	732
	Invesco Finance plc	5.375%	11/30/2043	900	863
	Jackson Financial Inc.	3.125%	11/23/2031	500	454
	Jackson Financial Inc.	4.000%	11/23/2051	500	349
	Jefferies Financial Group Inc.	4.850%	1/15/2027	600	604
	Jefferies Financial Group Inc.	5.875%	7/21/2028	600	624
	Jefferies Financial Group Inc.	4.150%	1/23/2030	1,100	1,085
	Jefferies Financial Group Inc.	2.625%	10/15/2031	1,500	1,331
	Jefferies Financial Group Inc.	2.750%	10/15/2032	500	435
	Jefferies Financial Group Inc.	6.200%	4/14/2034	1,150	1,214
	Jefferies Financial Group Inc.	6.250%	1/15/2036	320	339
	Jefferies Financial Group Inc.	6.500%	1/20/2043	350	364
	JPMorgan Chase & Co.	4.125%	12/15/2026	1,650	1,653
	JPMorgan Chase & Co.	3.625%	12/1/2027	1,000	995
	JPMorgan Chase & Co.	5.040%	1/23/2028	2,045	2,066
[3]	JPMorgan Chase & Co.	3.782%	2/1/2028	3,521	3,513
	JPMorgan Chase & Co.	5.571%	4/22/2028	1,675	1,708
	JPMorgan Chase & Co.	4.323%	4/26/2028	1,500	1,506
[3]	JPMorgan Chase & Co.	3.540%	5/1/2028	775	771
[3]	JPMorgan Chase & Co.	2.182%	6/1/2028	4,950	4,827
	JPMorgan Chase & Co.	4.979%	7/22/2028	810	822
	JPMorgan Chase & Co.	4.851%	7/25/2028	1,650	1,671
	JPMorgan Chase & Co.	4.505%	10/22/2028	700	707
[3]	JPMorgan Chase & Co.	3.509%	1/23/2029	2,900	2,872
	JPMorgan Chase & Co.	4.915%	1/24/2029	1,650	1,680
[3]	JPMorgan Chase & Co.	4.005%	4/23/2029	1,700	1,698
	JPMorgan Chase & Co.	2.069%	6/1/2029	2,000	1,909
[3]	JPMorgan Chase & Co.	4.203%	7/23/2029	4,150	4,163
	JPMorgan Chase & Co.	5.299%	7/24/2029	2,300	2,367
	JPMorgan Chase & Co.	5.012%	1/23/2030	1,390	1,425
	JPMorgan Chase & Co.	5.581%	4/22/2030	6,675	6,963
[3]	JPMorgan Chase & Co.	3.702%	5/6/2030	1,600	1,576
	JPMorgan Chase & Co.	4.565%	6/14/2030	1,350	1,366
	JPMorgan Chase & Co.	4.995%	7/22/2030	1,550	1,591
[3]	JPMorgan Chase & Co.	2.739%	10/15/2030	2,000	1,897
	JPMorgan Chase & Co.	4.603%	10/22/2030	1,210	1,227
	JPMorgan Chase & Co.	5.140%	1/24/2031	1,200	1,240
[3]	JPMorgan Chase & Co.	4.493%	3/24/2031	5,675	5,721
	JPMorgan Chase & Co.	5.103%	4/22/2031	2,000	2,065
[3]	JPMorgan Chase & Co.	2.956%	5/13/2031	3,500	3,304
	JPMorgan Chase & Co.	4.255%	10/22/2031	819	816
	JPMorgan Chase & Co.	1.764%	11/19/2031	1,000	888
	JPMorgan Chase & Co.	1.953%	2/4/2032	1,785	1,591
	JPMorgan Chase & Co.	2.580%	4/22/2032	4,000	3,656
	JPMorgan Chase & Co.	2.545%	11/8/2032	2,725	2,458
	JPMorgan Chase & Co.	2.963%	1/25/2033	3,385	3,104
	JPMorgan Chase & Co.	4.586%	4/26/2033	2,000	2,010
	JPMorgan Chase & Co.	4.912%	7/25/2033	1,600	1,630
	JPMorgan Chase & Co.	5.350%	6/1/2034	2,830	2,942
	JPMorgan Chase & Co.	6.254%	10/23/2034	2,500	2,743

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	5.336%	1/23/2035	2,675	2,773
	JPMorgan Chase & Co.	5.294%	7/22/2035	2,850	2,941
	JPMorgan Chase & Co.	4.946%	10/22/2035	2,250	2,271
	JPMorgan Chase & Co.	5.502%	1/24/2036	1,200	1,255
	JPMorgan Chase & Co.	5.572%	4/22/2036	7,596	7,974
	JPMorgan Chase & Co.	5.576%	7/23/2036	3,215	3,331
	JPMorgan Chase & Co.	4.810%	10/22/2036	1,223	1,215
	JPMorgan Chase & Co.	6.400%	5/15/2038	2,000	2,261
[3]	JPMorgan Chase & Co.	3.882%	7/24/2038	3,225	2,893
	JPMorgan Chase & Co.	5.500%	10/15/2040	1,375	1,433
[3]	JPMorgan Chase & Co.	3.109%	4/22/2041	5,000	3,923
	JPMorgan Chase & Co.	5.400%	1/6/2042	1,200	1,220
	JPMorgan Chase & Co.	3.157%	4/22/2042	2,955	2,289
	JPMorgan Chase & Co.	5.625%	8/16/2043	1,000	1,025
	JPMorgan Chase & Co.	4.950%	6/1/2045	4,550	4,284
	JPMorgan Chase & Co.	5.534%	11/29/2045	2,025	2,051
[3]	JPMorgan Chase & Co.	4.260%	2/22/2048	525	445
[3]	JPMorgan Chase & Co.	3.964%	11/15/2048	3,500	2,816
[3]	JPMorgan Chase & Co.	3.109%	4/22/2051	3,275	2,223
	JPMorgan Chase & Co.	3.328%	4/22/2052	3,300	2,337
	JPMorgan Chase Bank NA	5.110%	12/8/2026	1,335	1,349
	Kemper Corp.	3.800%	2/23/2032	500	462
[3]	KeyBank NA	5.850%	11/15/2027	1,300	1,339
[3]	KeyBank NA	4.390%	12/14/2027	300	302
[3]	KeyBank NA	6.950%	2/1/2028	250	263
[3]	KeyBank NA	4.900%	8/8/2032	525	524
	KeyBank NA	5.000%	1/26/2033	650	656
[3]	KeyCorp	2.250%	4/6/2027	750	733
[3]	KeyCorp	4.100%	4/30/2028	1,400	1,401
[3]	KeyCorp	2.550%	10/1/2029	600	566
[3]	KeyCorp	5.121%	4/4/2031	480	493
[3]	KeyCorp	4.789%	6/1/2033	790	789
	KeyCorp	6.401%	3/6/2035	825	896
	KKR & Co. Inc.	5.100%	8/7/2035	650	650
	Lazard Group LLC	4.500%	9/19/2028	425	428
	Lazard Group LLC	6.000%	3/15/2031	500	529
	Lazard Group LLC	5.625%	8/1/2035	500	512
	Legg Mason Inc.	5.625%	1/15/2044	450	449
	Lincoln National Corp.	3.625%	12/12/2026	250	249
	Lincoln National Corp.	3.800%	3/1/2028	850	846
	Lincoln National Corp.	6.300%	10/9/2037	1,025	1,102
	Lloyds Banking Group plc	3.750%	1/11/2027	1,329	1,327
	Lloyds Banking Group plc	3.750%	3/18/2028	700	697
	Lloyds Banking Group plc	4.375%	3/22/2028	3,025	3,044
[3]	Lloyds Banking Group plc	3.574%	11/7/2028	2,250	2,231
	Lloyds Banking Group plc	5.087%	11/26/2028	500	509
	Lloyds Banking Group plc	5.871%	3/6/2029	722	748
	Lloyds Banking Group plc	4.818%	6/13/2029	678	689
	Lloyds Banking Group plc	5.721%	6/5/2030	700	732
	Lloyds Banking Group plc	4.425%	11/4/2031	248	247
	Lloyds Banking Group plc	7.953%	11/15/2033	2,575	3,003
	Lloyds Banking Group plc	5.679%	1/5/2035	2,450	2,578
	Lloyds Banking Group plc	5.590%	11/26/2035	625	653
	Lloyds Banking Group plc	6.068%	6/13/2036	655	689
	Lloyds Banking Group plc	4.943%	11/4/2036	1,133	1,121
	Lloyds Banking Group plc	3.369%	12/14/2046	520	385
	Lloyds Banking Group plc	4.344%	1/9/2048	850	700
	Loews Corp.	3.200%	5/15/2030	500	479
	Loews Corp.	6.000%	2/1/2035	250	269
	Loews Corp.	4.125%	5/15/2043	275	234
	LPL Holdings Inc.	5.700%	5/20/2027	500	510
	LPL Holdings Inc.	4.900%	4/3/2028	500	507
	LPL Holdings Inc.	6.750%	11/17/2028	600	640
	LPL Holdings Inc.	5.200%	3/15/2030	625	640
	LPL Holdings Inc.	6.000%	5/20/2034	500	526
	LPL Holdings Inc.	5.650%	3/15/2035	500	513
	LPL Holdings Inc.	5.750%	6/15/2035	500	515
	M&T Bank Corp.	4.553%	8/16/2028	500	503
[3]	M&T Bank Corp.	4.833%	1/16/2029	125	127
	M&T Bank Corp.	7.413%	10/30/2029	1,500	1,627

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	M&T Bank Corp.	5.179%	7/8/2031	220	226
	M&T Bank Corp.	6.082%	3/13/2032	470	500
	M&T Bank Corp.	5.053%	1/27/2034	880	885
	M&T Bank Corp.	5.400%	7/30/2035	1,980	2,000
[3]	M&T Bank Corp.	5.385%	1/16/2036	300	305
	Main Street Capital Corp.	6.500%	6/4/2027	700	715
	Main Street Capital Corp.	5.400%	8/15/2028	423	425
	Main Street Capital Corp.	6.950%	3/1/2029	450	470
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	250	247
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	2,523	2,558
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	450	454
	Manulife Financial Corp.	2.484%	5/19/2027	1,130	1,108
[3]	Manulife Financial Corp.	4.061%	2/24/2032	760	758
	Manulife Financial Corp.	4.986%	12/11/2035	800	799
	Manulife Financial Corp.	5.375%	3/4/2046	850	837
	Marex Group plc	5.829%	5/8/2028	225	229
	Marex Group plc	6.404%	11/4/2029	500	519
	Markel Group Inc.	3.500%	11/1/2027	200	198
	Markel Group Inc.	3.350%	9/17/2029	250	242
	Markel Group Inc.	5.000%	4/5/2046	1,100	990
	Markel Group Inc.	4.300%	11/1/2047	200	161
	Markel Group Inc.	5.000%	5/20/2049	200	176
	Markel Group Inc.	3.450%	5/7/2052	500	338
	Markel Group Inc.	6.000%	5/16/2054	500	502
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	670	678
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	875	884
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	700	714
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	665	607
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	850	872
	Marsh & McLennan Cos. Inc.	5.875%	8/1/2033	1,050	1,139
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	400	420
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	400	413
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	3,275	3,317
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	400	386
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	1,600	1,447
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	500	539
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	265	257
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	890	894
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	364	352
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	1,160	1,115
	Mastercard Inc.	3.300%	3/26/2027	2,550	2,537
	Mastercard Inc.	4.100%	1/15/2028	502	506
	Mastercard Inc.	3.500%	2/26/2028	450	448
	Mastercard Inc.	4.875%	3/9/2028	500	511
	Mastercard Inc.	4.550%	3/15/2028	357	363
	Mastercard Inc.	2.950%	6/1/2029	500	484
	Mastercard Inc.	3.350%	3/26/2030	1,250	1,221
	Mastercard Inc.	1.900%	3/15/2031	1,550	1,390
	Mastercard Inc.	2.000%	11/18/2031	700	624
	Mastercard Inc.	4.350%	1/15/2032	1,009	1,014
	Mastercard Inc.	4.950%	3/15/2032	600	622
	Mastercard Inc.	4.875%	5/9/2034	500	513
	Mastercard Inc.	4.550%	1/15/2035	829	829
	Mastercard Inc.	3.800%	11/21/2046	350	279
	Mastercard Inc.	3.950%	2/26/2048	550	445
	Mastercard Inc.	3.650%	6/1/2049	835	635
	Mastercard Inc.	3.850%	3/26/2050	1,400	1,096
	Mastercard Inc.	2.950%	3/15/2051	500	328
	Mercury General Corp.	4.400%	3/15/2027	315	315
	MetLife Inc.	4.550%	3/23/2030	956	976
	MetLife Inc.	6.500%	12/15/2032	250	281
	MetLife Inc.	5.375%	7/15/2033	1,103	1,162
	MetLife Inc.	6.375%	6/15/2034	505	564
	MetLife Inc.	5.300%	12/15/2034	1,450	1,508
	MetLife Inc.	5.700%	6/15/2035	425	454
[3]	MetLife Inc.	6.400%	12/15/2036	1,505	1,578
	MetLife Inc.	5.875%	2/6/2041	645	678
	MetLife Inc.	4.875%	11/13/2043	1,396	1,298
	MetLife Inc.	4.721%	12/15/2044	150	135
	MetLife Inc.	4.050%	3/1/2045	1,000	826

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MetLife Inc.	5.000%	7/15/2052	1,600	1,462
	MetLife Inc.	5.250%	1/15/2054	630	599
[3]	MetLife Inc.	6.350%	3/15/2055	833	876
	MGIC Investment Corp.	5.250%	8/15/2028	150	150
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/2027	3,300	3,293
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	1,000	991
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	2,625	2,628
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	675	675
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	625	634
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	2,500	2,508
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	1,000	1,022
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	1,290	1,278
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	825	798
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	1,175	1,099
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	750	773
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	1,000	908
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	2,400	2,473
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	2,500	2,228
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	300	295
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	625	642
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	2,100	2,183
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	589	616
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	2,000	2,094
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	200	189
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	2,600	2,267
	Mizuho Financial Group Inc.	3.663%	2/28/2027	250	249
	Mizuho Financial Group Inc.	4.018%	3/5/2028	400	401
	Mizuho Financial Group Inc.	5.778%	7/6/2029	1,025	1,065
[3]	Mizuho Financial Group Inc.	4.254%	9/11/2029	1,000	1,003
[3]	Mizuho Financial Group Inc.	3.153%	7/16/2030	2,400	2,308
	Mizuho Financial Group Inc.	5.098%	5/13/2031	260	267
[3]	Mizuho Financial Group Inc.	2.591%	5/25/2031	1,000	927
	Mizuho Financial Group Inc.	4.711%	7/8/2031	650	658
	Mizuho Financial Group Inc.	2.564%	9/13/2031	1,000	894
	Mizuho Financial Group Inc.	2.172%	5/22/2032	1,500	1,331
	Mizuho Financial Group Inc.	5.748%	7/6/2034	2,140	2,264
	Mizuho Financial Group Inc.	5.579%	5/26/2035	1,000	1,047
	Mizuho Financial Group Inc.	5.594%	7/10/2035	900	942
	Mizuho Financial Group Inc.	5.323%	7/8/2036	3,800	3,902
	Morgan Stanley	3.625%	1/20/2027	2,135	2,129
	Morgan Stanley	3.950%	4/23/2027	745	744
	Morgan Stanley	2.475%	1/21/2028	500	492
[3]	Morgan Stanley	5.652%	4/13/2028	1,050	1,071
	Morgan Stanley	4.210%	4/20/2028	1,375	1,378
[3]	Morgan Stanley	3.591%	7/22/2028	3,040	3,019
	Morgan Stanley	6.296%	10/18/2028	2,200	2,285
[3]	Morgan Stanley	3.772%	1/24/2029	2,850	2,834
	Morgan Stanley	5.123%	2/1/2029	1,700	1,735
[3]	Morgan Stanley	4.994%	4/12/2029	10,000	10,199
[3]	Morgan Stanley	5.164%	4/20/2029	2,600	2,659
	Morgan Stanley	5.449%	7/20/2029	2,125	2,193
[3]	Morgan Stanley	4.133%	10/18/2029	1,625	1,624
	Morgan Stanley	6.407%	11/1/2029	1,625	1,722
	Morgan Stanley	5.173%	1/16/2030	2,050	2,106
[3]	Morgan Stanley	4.431%	1/23/2030	300	302
	Morgan Stanley	5.656%	4/18/2030	1,050	1,094
	Morgan Stanley	5.042%	7/19/2030	1,700	1,744
	Morgan Stanley	4.654%	10/18/2030	2,075	2,099
	Morgan Stanley	5.230%	1/15/2031	1,000	1,031
[3]	Morgan Stanley	2.699%	1/22/2031	775	727
	Morgan Stanley	5.192%	4/17/2031	6,150	6,339
[3]	Morgan Stanley	4.356%	10/22/2031	975	972
[3]	Morgan Stanley	1.794%	2/13/2032	2,000	1,757
	Morgan Stanley	7.250%	4/1/2032	705	812
[3]	Morgan Stanley	1.928%	4/28/2032	2,200	1,930
[3]	Morgan Stanley	2.239%	7/21/2032	3,500	3,108
[3]	Morgan Stanley	2.511%	10/20/2032	2,000	1,793
	Morgan Stanley	2.943%	1/21/2033	500	456
	Morgan Stanley	4.889%	7/20/2033	3,200	3,242
	Morgan Stanley	6.342%	10/18/2033	2,500	2,739

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley	5.250%	4/21/2034	2,050	2,109
[3]	Morgan Stanley	5.424%	7/21/2034	2,500	2,600
	Morgan Stanley	6.627%	11/1/2034	1,625	1,816
	Morgan Stanley	5.466%	1/18/2035	2,453	2,548
	Morgan Stanley	5.320%	7/19/2035	1,700	1,750
	Morgan Stanley	5.587%	1/18/2036	1,225	1,280
	Morgan Stanley	5.664%	4/17/2036	11,596	12,188
	Morgan Stanley	2.484%	9/16/2036	2,700	2,373
[3]	Morgan Stanley	4.892%	10/22/2036	650	645
	Morgan Stanley	5.297%	4/20/2037	1,625	1,652
	Morgan Stanley	5.948%	1/19/2038	840	885
[3]	Morgan Stanley	3.971%	7/22/2038	2,100	1,889
	Morgan Stanley	5.942%	2/7/2039	1,975	2,079
	Morgan Stanley	3.217%	4/22/2042	1,375	1,074
	Morgan Stanley	6.375%	7/24/2042	2,400	2,668
[3]	Morgan Stanley	4.375%	1/22/2047	1,950	1,682
[3]	Morgan Stanley	5.597%	3/24/2051	2,700	2,698
[3]	Morgan Stanley	2.802%	1/25/2052	2,780	1,765
	Morgan Stanley	5.516%	11/19/2055	4,848	4,788
[3]	Morgan Stanley Bank NA	4.952%	1/14/2028	800	807
[3]	Morgan Stanley Bank NA	5.504%	5/26/2028	2,940	2,998
[3]	Morgan Stanley Bank NA	4.968%	7/14/2028	850	862
	Morgan Stanley Bank NA	5.016%	1/12/2029	1,665	1,696
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	375	384
[3]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	975	982
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	1,100	1,103
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	3,541	3,589
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	1,500	1,503
[8]	MSD Investment Corp.	6.250%	5/31/2030	500	503
[8]	MSD Investment Corp.	6.125%	2/5/2031	400	398
	Nasdaq Inc.	5.350%	6/28/2028	500	516
	Nasdaq Inc.	1.650%	1/15/2031	500	443
	Nasdaq Inc.	5.550%	2/15/2034	871	915
	Nasdaq Inc.	2.500%	12/21/2040	1,000	710
	Nasdaq Inc.	3.250%	4/28/2050	165	114
	Nasdaq Inc.	3.950%	3/7/2052	612	468
	Nasdaq Inc.	5.950%	8/15/2053	120	125
	Nasdaq Inc.	6.100%	6/28/2063	1,000	1,046
	National Australia Bank Ltd.	5.087%	6/11/2027	525	535
	National Australia Bank Ltd.	4.944%	1/12/2028	850	868
	National Australia Bank Ltd.	4.308%	6/13/2028	345	349
	National Australia Bank Ltd.	4.900%	6/13/2028	1,500	1,536
	National Australia Bank Ltd.	4.787%	1/10/2029	600	613
	National Australia Bank Ltd.	4.901%	1/14/2030	395	407
	National Australia Bank Ltd.	4.534%	6/13/2030	270	275
	National Bank of Canada	5.600%	12/18/2028	800	836
[3]	Nationwide Financial Services Inc.	6.750%	5/15/2037	50	50
	NatWest Group plc	5.583%	3/1/2028	500	509
[3]	NatWest Group plc	3.073%	5/22/2028	2,450	2,419
	NatWest Group plc	5.516%	9/30/2028	900	923
[3]	NatWest Group plc	4.892%	5/18/2029	2,000	2,033
	NatWest Group plc	5.808%	9/13/2029	800	833
[3]	NatWest Group plc	5.076%	1/27/2030	3,140	3,210
[3]	NatWest Group plc	4.445%	5/8/2030	175	176
	NatWest Group plc	4.964%	8/15/2030	850	868
	NatWest Group plc	6.016%	3/2/2034	650	697
	NatWest Group plc	6.475%	6/1/2034	600	630
	NatWest Group plc	5.778%	3/1/2035	1,250	1,322
[3]	NatWest Group plc	3.032%	11/28/2035	1,200	1,105
	NMI Holdings Inc.	6.000%	8/15/2029	123	128
	Nomura Holdings Inc.	2.329%	1/22/2027	1,000	982
	Nomura Holdings Inc.	5.594%	7/2/2027	200	204
	Nomura Holdings Inc.	2.172%	7/14/2028	1,300	1,237
	Nomura Holdings Inc.	2.710%	1/22/2029	1,350	1,288
	Nomura Holdings Inc.	5.605%	7/6/2029	900	936
	Nomura Holdings Inc.	3.103%	1/16/2030	1,610	1,529
	Nomura Holdings Inc.	4.904%	7/1/2030	500	507
	Nomura Holdings Inc.	2.679%	7/16/2030	750	693
	Nomura Holdings Inc.	2.608%	7/14/2031	825	745
	Nomura Holdings Inc.	5.783%	7/3/2034	2,100	2,216

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nomura Holdings Inc.	5.491%	6/29/2035	1,175	1,210
	Northern Trust Corp.	4.000%	5/10/2027	925	927
	Northern Trust Corp.	3.650%	8/3/2028	325	324
	Northern Trust Corp.	3.150%	5/3/2029	500	487
	Northern Trust Corp.	4.150%	11/19/2030	337	337
[3]	Northern Trust Corp.	3.375%	5/8/2032	275	271
	Northern Trust Corp.	6.125%	11/2/2032	810	883
	Northern Trust Corp.	5.117%	11/19/2040	411	412
	Oaktree Specialty Lending Corp.	2.700%	1/15/2027	500	489
[3]	Oaktree Strategic Credit Fund	8.400%	11/14/2028	450	485
[8]	Oaktree Strategic Credit Fund	6.190%	7/15/2030	350	352
	Old Republic International Corp.	5.750%	3/28/2034	300	312
	Old Republic International Corp.	3.850%	6/11/2051	500	362
	ORIX Corp.	3.700%	7/18/2027	650	647
	ORIX Corp.	4.650%	9/10/2029	447	454
	ORIX Corp.	4.450%	9/9/2030	750	751
	ORIX Corp.	2.250%	3/9/2031	1,000	900
	ORIX Corp.	5.400%	2/25/2035	500	515
	PartnerRe Finance B LLC	3.700%	7/2/2029	390	380
	PartnerRe Finance B LLC	4.500%	10/1/2050	500	470
	PayPal Holdings Inc.	3.900%	6/1/2027	2,000	2,004
	PayPal Holdings Inc.	4.450%	3/6/2028	198	200
	PayPal Holdings Inc.	2.850%	10/1/2029	1,000	958
	PayPal Holdings Inc.	2.300%	6/1/2030	900	834
	PayPal Holdings Inc.	5.150%	6/1/2034	1,875	1,921
	PayPal Holdings Inc.	5.100%	4/1/2035	310	315
	PayPal Holdings Inc.	3.250%	6/1/2050	1,000	679
	PayPal Holdings Inc.	5.500%	6/1/2054	1,000	971
	PayPal Holdings Inc.	5.250%	6/1/2062	500	458
[3]	PNC Bank NA	3.100%	10/25/2027	250	247
[3]	PNC Bank NA	3.250%	1/22/2028	600	594
[3]	PNC Bank NA	4.050%	7/26/2028	1,000	1,001
[3]	PNC Bank NA	2.700%	10/22/2029	300	283
	PNC Financial Services Group Inc.	3.150%	5/19/2027	4,021	3,983
	PNC Financial Services Group Inc.	3.450%	4/23/2029	2,880	2,835
	PNC Financial Services Group Inc.	5.582%	6/12/2029	800	830
	PNC Financial Services Group Inc.	5.492%	5/14/2030	1,050	1,093
	PNC Financial Services Group Inc.	5.222%	1/29/2031	1,015	1,051
	PNC Financial Services Group Inc.	4.899%	5/13/2031	1,560	1,597
	PNC Financial Services Group Inc.	4.626%	6/6/2033	675	670
	PNC Financial Services Group Inc.	6.037%	10/28/2033	1,225	1,323
	PNC Financial Services Group Inc.	5.068%	1/24/2034	1,150	1,176
	PNC Financial Services Group Inc.	5.676%	1/22/2035	6,650	7,009
	PNC Financial Services Group Inc.	5.401%	7/23/2035	1,985	2,054
	PNC Financial Services Group Inc.	5.575%	1/29/2036	4,560	4,756
	Primerica Inc.	2.800%	11/19/2031	500	454
	Principal Financial Group Inc.	3.700%	5/15/2029	500	492
	Principal Financial Group Inc.	2.125%	6/15/2030	100	91
	Principal Financial Group Inc.	4.625%	9/15/2042	500	449
	Principal Financial Group Inc.	4.350%	5/15/2043	340	292
	Principal Financial Group Inc.	4.300%	11/15/2046	265	223
	Progressive Corp.	2.450%	1/15/2027	1,602	1,579
	Progressive Corp.	4.000%	3/1/2029	409	410
	Progressive Corp.	6.625%	3/1/2029	150	162
	Progressive Corp.	3.000%	3/15/2032	1,250	1,154
	Progressive Corp.	4.950%	6/15/2033	450	461
	Progressive Corp.	3.700%	1/26/2045	250	196
	Progressive Corp.	4.125%	4/15/2047	385	318
	Progressive Corp.	3.950%	3/26/2050	870	683
	Progressive Corp.	3.700%	3/15/2052	500	375
[3]	Prudential Financial Inc.	5.750%	7/15/2033	345	372
	Prudential Financial Inc.	5.200%	3/14/2035	240	246
[3]	Prudential Financial Inc.	5.700%	12/14/2036	805	853
[3]	Prudential Financial Inc.	6.625%	12/1/2037	300	341
[3]	Prudential Financial Inc.	6.625%	6/21/2040	250	285
[3]	Prudential Financial Inc.	5.100%	8/15/2043	188	178
[3]	Prudential Financial Inc.	4.600%	5/15/2044	1,100	980
	Prudential Financial Inc.	3.905%	12/7/2047	1,332	1,047
[3]	Prudential Financial Inc.	5.700%	9/15/2048	1,150	1,162
	Prudential Financial Inc.	3.935%	12/7/2049	665	515

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Prudential Financial Inc.	4.350%	2/25/2050	535	444
[3]	Prudential Financial Inc.	3.700%	10/1/2050	700	652
[3]	Prudential Financial Inc.	3.700%	3/13/2051	1,300	967
	Prudential Financial Inc.	5.125%	3/1/2052	750	743
	Prudential Financial Inc.	6.000%	9/1/2052	450	464
	Prudential Financial Inc.	6.750%	3/1/2053	500	534
	Prudential Financial Inc.	6.500%	3/15/2054	1,225	1,292
	Prudential Funding Asia plc	3.125%	4/14/2030	740	708
	Prudential Funding Asia plc	3.625%	3/24/2032	500	474
	Radian Group Inc.	6.200%	5/15/2029	651	682
	Raymond James Financial Inc.	4.650%	4/1/2030	250	254
	Raymond James Financial Inc.	4.950%	7/15/2046	675	617
	Raymond James Financial Inc.	5.650%	9/11/2055	1,000	979
[3]	Regions Bank	6.450%	6/26/2037	500	541
	Regions Financial Corp.	1.800%	8/12/2028	500	473
	Regions Financial Corp.	5.722%	6/6/2030	850	886
	Regions Financial Corp.	5.502%	9/6/2035	280	288
	Regions Financial Corp.	7.375%	12/10/2037	500	571
	Reinsurance Group of America Inc.	3.900%	5/15/2029	500	494
	Reinsurance Group of America Inc.	6.000%	9/15/2033	575	613
	Reinsurance Group of America Inc.	5.750%	9/15/2034	750	781
	Reinsurance Group of America Inc.	6.650%	9/15/2055	600	619
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	225	223
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	400	391
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	706	738
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	425	443
[3]	Royal Bank of Canada	4.875%	1/19/2027	600	606
[3]	Royal Bank of Canada	2.050%	1/21/2027	350	344
	Royal Bank of Canada	3.625%	5/4/2027	925	924
[3]	Royal Bank of Canada	4.240%	8/3/2027	17,475	17,596
[3]	Royal Bank of Canada	6.000%	11/1/2027	875	908
[3]	Royal Bank of Canada	4.900%	1/12/2028	850	867
[3]	Royal Bank of Canada	4.522%	10/18/2028	490	495
[3]	Royal Bank of Canada	4.965%	1/24/2029	850	865
[3]	Royal Bank of Canada	4.950%	2/1/2029	600	616
	Royal Bank of Canada	4.498%	8/6/2029	714	721
[3]	Royal Bank of Canada	4.969%	8/2/2030	475	486
[3]	Royal Bank of Canada	5.153%	2/4/2031	2,294	2,361
[3]	Royal Bank of Canada	4.970%	5/2/2031	976	998
	Royal Bank of Canada	4.696%	8/6/2031	613	621
[3]	Royal Bank of Canada	2.300%	11/3/2031	4,450	4,005
	Royal Bank of Canada	3.875%	5/4/2032	925	898
[3]	Royal Bank of Canada	5.000%	2/1/2033	1,785	1,836
[3]	Royal Bank of Canada	5.000%	5/2/2033	825	847
[3]	Royal Bank of Canada	5.150%	2/1/2034	600	626
	Santander Holdings USA Inc.	2.490%	1/6/2028	925	909
	Santander Holdings USA Inc.	6.499%	3/9/2029	650	678
	Santander Holdings USA Inc.	6.174%	1/9/2030	600	625
	Santander Holdings USA Inc.	7.660%	11/9/2031	500	560
[3]	Santander UK Group Holdings plc	3.823%	11/3/2028	500	497
	Santander UK Group Holdings plc	6.534%	1/10/2029	1,100	1,149
	Santander UK Group Holdings plc	4.320%	9/22/2029	251	251
	Santander UK Group Holdings plc	5.694%	4/15/2031	1,026	1,069
	Santander UK Group Holdings plc	2.896%	3/15/2032	500	459
	Santander UK Group Holdings plc	5.136%	9/22/2036	813	808
	Selective Insurance Group Inc.	5.900%	4/15/2035	120	126
	Selective Insurance Group Inc.	5.375%	3/1/2049	240	221
	SiriusPoint Ltd.	7.000%	4/5/2029	176	186
	Sixth Street Lending Partners	6.500%	3/11/2029	625	648
	Sixth Street Lending Partners	5.750%	1/15/2030	1,500	1,520
	Sixth Street Lending Partners	6.125%	7/15/2030	150	154
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	540	558
	State Street Bank & Trust Co.	4.782%	11/23/2029	850	875
	State Street Corp.	4.993%	3/18/2027	825	836
	State Street Corp.	4.536%	2/28/2028	9,900	10,052
	State Street Corp.	4.543%	4/24/2028	150	151
	State Street Corp.	5.820%	11/4/2028	500	517
	State Street Corp.	4.530%	2/20/2029	400	405
	State Street Corp.	5.684%	11/21/2029	800	838
[3]	State Street Corp.	4.141%	12/3/2029	800	804

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	2.400%	1/24/2030	625	590
	State Street Corp.	4.729%	2/28/2030	850	870
	State Street Corp.	4.834%	4/24/2030	300	309
	State Street Corp.	2.200%	3/3/2031	500	450
	State Street Corp.	4.675%	10/22/2032	2,500	2,548
	State Street Corp.	4.821%	1/26/2034	610	618
	State Street Corp.	5.159%	5/18/2034	1,000	1,033
[3]	State Street Corp.	3.031%	11/1/2034	550	519
	State Street Corp.	6.123%	11/21/2034	500	540
	State Street Corp.	5.146%	2/28/2036	850	870
	State Street Corp.	4.784%	10/23/2036	349	347
	Stewart Information Services Corp.	3.600%	11/15/2031	375	331
	Stifel Financial Corp.	4.000%	5/15/2030	100	98
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	1,000	995
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/2027	525	516
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	2,600	2,581
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	500	515
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	1,700	1,686
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	3,650	3,651
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	3,000	2,834
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/2028	3,250	3,274
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	1,000	961
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/2029	400	379
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	1,175	1,107
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	550	570
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	1,300	1,184
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	750	659
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	1,000	888
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	525	548
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	1,380	1,469
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	375	381
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	2,600	2,768
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	850	893
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	600	421
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	814	881
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	1,375	1,418
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	481	487
	Synchrony Financial	3.950%	12/1/2027	1,125	1,120
	Synchrony Financial	5.019%	7/29/2029	98	99
	Synchrony Financial	5.450%	3/6/2031	625	640
	Synchrony Financial	2.875%	10/28/2031	400	359
	Synovus Bank	5.625%	2/15/2028	1,050	1,071
	Synovus Bank	5.957%	1/15/2036	404	407
	Synovus Financial Corp.	6.168%	11/1/2030	500	519
[3]	Toronto-Dominion Bank	1.950%	1/12/2027	500	491
[3]	Toronto-Dominion Bank	2.800%	3/10/2027	1,250	1,234
[3]	Toronto-Dominion Bank	4.980%	4/5/2027	675	684
	Toronto-Dominion Bank	4.108%	6/8/2027	2,050	2,055
	Toronto-Dominion Bank	5.156%	1/10/2028	1,085	1,110
	Toronto-Dominion Bank	4.861%	1/31/2028	374	380
[3]	Toronto-Dominion Bank	5.523%	7/17/2028	1,000	1,037
[3]	Toronto-Dominion Bank	4.994%	4/5/2029	675	692
[3]	Toronto-Dominion Bank	2.000%	9/10/2031	600	536
[3]	Toronto-Dominion Bank	2.450%	1/12/2032	500	447
	Toronto-Dominion Bank	5.298%	1/30/2032	455	475
[3]	Toronto-Dominion Bank	3.200%	3/10/2032	2,491	2,320
	Toronto-Dominion Bank	4.456%	6/8/2032	1,809	1,805
	Toronto-Dominion Bank	5.146%	9/10/2034	500	507
	Toronto-Dominion Bank	4.928%	10/15/2035	515	515
	TPG Operating Group II LP	5.875%	3/5/2034	700	731
	TPG Operating Group II LP	5.375%	1/15/2036	500	499
	Transatlantic Holdings Inc.	8.000%	11/30/2039	625	781
	Travelers Cos. Inc.	5.050%	7/24/2035	75	76
[3]	Travelers Cos. Inc.	6.250%	6/15/2037	1,060	1,178
	Travelers Cos. Inc.	5.350%	11/1/2040	1,730	1,755
	Travelers Cos. Inc.	4.600%	8/1/2043	500	449
	Travelers Cos. Inc.	4.050%	3/7/2048	250	202
	Travelers Cos. Inc.	2.550%	4/27/2050	500	303
	Travelers Cos. Inc.	5.700%	7/24/2055	225	230
[3]	Truist Bank	4.420%	7/24/2028	975	981

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Truist Bank	2.250%	3/11/2030	800	733
[3]	Truist Financial Corp.	4.873%	1/26/2029	1,800	1,828
[3]	Truist Financial Corp.	3.875%	3/19/2029	600	593
[3]	Truist Financial Corp.	7.161%	10/30/2029	950	1,025
[3]	Truist Financial Corp.	5.435%	1/24/2030	1,225	1,268
[3]	Truist Financial Corp.	1.950%	6/5/2030	300	273
[3]	Truist Financial Corp.	4.916%	7/28/2033	800	805
[3]	Truist Financial Corp.	6.123%	10/28/2033	300	324
[3]	Truist Financial Corp.	5.122%	1/26/2034	4,650	4,735
[3]	Truist Financial Corp.	5.711%	1/24/2035	1,475	1,552
	UBS AG	5.000%	7/9/2027	1,000	1,020
	UBS AG	4.864%	1/10/2028	675	681
	UBS AG	7.500%	2/15/2028	3,088	3,317
	UBS AG	5.650%	9/11/2028	1,100	1,148
	UBS AG	4.500%	6/26/2048	850	740
[8]	UBS Group AG	4.194%	4/1/2031	1,000	990
	UBS Group AG	4.875%	5/15/2045	1,680	1,549
	Unum Group	4.000%	6/15/2029	210	208
	Unum Group	5.250%	12/15/2035	323	321
	Unum Group	5.750%	8/15/2042	400	397
	Unum Group	4.500%	12/15/2049	500	402
	Unum Group	4.125%	6/15/2051	500	378
	Unum Group	6.000%	6/15/2054	265	262
[3]	US Bancorp	3.150%	4/27/2027	3,314	3,288
[3]	US Bancorp	2.215%	1/27/2028	800	786
[3]	US Bancorp	4.548%	7/22/2028	1,510	1,522
	US Bancorp	5.775%	6/12/2029	1,225	1,273
[3]	US Bancorp	3.000%	7/30/2029	1,775	1,709
	US Bancorp	5.384%	1/23/2030	2,550	2,640
	US Bancorp	5.100%	7/23/2030	985	1,014
	US Bancorp	5.046%	2/12/2031	510	524
	US Bancorp	5.083%	5/15/2031	2,650	2,731
[3]	US Bancorp	2.677%	1/27/2033	500	451
[3]	US Bancorp	4.967%	7/22/2033	1,130	1,141
	US Bancorp	5.850%	10/21/2033	1,525	1,632
	US Bancorp	4.839%	2/1/2034	1,920	1,935
	US Bancorp	5.678%	1/23/2035	2,700	2,850
	US Bancorp	5.424%	2/12/2036	510	530
	US Bancorp	2.491%	11/3/2036	980	856
	Visa Inc.	1.900%	4/15/2027	886	868
	Visa Inc.	0.750%	8/15/2027	500	479
	Visa Inc.	2.750%	9/15/2027	896	885
	Visa Inc.	2.050%	4/15/2030	975	904
	Visa Inc.	1.100%	2/15/2031	800	697
	Visa Inc.	4.150%	12/14/2035	1,250	1,217
	Visa Inc.	2.700%	4/15/2040	1,950	1,500
	Visa Inc.	4.300%	12/14/2045	2,300	2,005
	Visa Inc.	3.650%	9/15/2047	655	511
	Visa Inc.	2.000%	8/15/2050	1,500	813
	Voya Financial Inc.	5.700%	7/15/2043	650	647
	Voya Financial Inc.	4.800%	6/15/2046	125	111
	W R Berkley Corp.	4.750%	8/1/2044	290	260
	W R Berkley Corp.	3.150%	9/30/2061	500	298
	Wachovia Corp.	7.500%	4/15/2035	150	175
	Wachovia Corp.	5.500%	8/1/2035	325	335
	Wachovia Corp.	6.550%	10/15/2035	100	111
	Webster Financial Corp.	4.100%	3/25/2029	245	241
[3]	Wells Fargo & Co.	4.300%	7/22/2027	1,500	1,506
[3]	Wells Fargo & Co.	4.900%	1/24/2028	1,800	1,816
[3]	Wells Fargo & Co.	3.526%	3/24/2028	1,500	1,490
[3]	Wells Fargo & Co.	5.707%	4/22/2028	2,525	2,577
[3]	Wells Fargo & Co.	3.584%	5/22/2028	1,048	1,041
[3]	Wells Fargo & Co.	2.393%	6/2/2028	1,500	1,466
[3]	Wells Fargo & Co.	4.808%	7/25/2028	4,205	4,251
[3]	Wells Fargo & Co.	4.150%	1/24/2029	200	200
[3]	Wells Fargo & Co.	5.574%	7/25/2029	2,000	2,070
	Wells Fargo & Co.	4.078%	9/15/2029	4,285	4,281
	Wells Fargo & Co.	6.303%	10/23/2029	2,195	2,320
[3]	Wells Fargo & Co.	2.879%	10/30/2030	8,000	7,615
	Wells Fargo & Co.	5.244%	1/24/2031	1,500	1,552

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo & Co.	4.478%	4/4/2031	5,210	5,242
	Wells Fargo & Co.	5.150%	4/23/2031	10,000	10,317
[3]	Wells Fargo & Co.	4.897%	7/25/2033	6,700	6,805
	Wells Fargo & Co.	5.389%	4/24/2034	4,419	4,592
[3]	Wells Fargo & Co.	5.557%	7/25/2034	5,000	5,246
	Wells Fargo & Co.	6.491%	10/23/2034	1,750	1,938
	Wells Fargo & Co.	5.499%	1/23/2035	2,420	2,522
	Wells Fargo & Co.	5.211%	12/3/2035	2,125	2,171
	Wells Fargo & Co.	5.605%	4/23/2036	3,546	3,716
	Wells Fargo & Co.	4.892%	9/15/2036	3,000	2,990
[3]	Wells Fargo & Co.	5.950%	12/15/2036	225	235
[3]	Wells Fargo & Co.	3.068%	4/30/2041	1,000	776
	Wells Fargo & Co.	5.606%	1/15/2044	1,900	1,880
[3]	Wells Fargo & Co.	4.650%	11/4/2044	2,175	1,904
	Wells Fargo & Co.	3.900%	5/1/2045	650	526
[3]	Wells Fargo & Co.	4.900%	11/17/2045	2,300	2,069
[3]	Wells Fargo & Co.	4.400%	6/14/2046	1,375	1,146
[3]	Wells Fargo & Co.	4.750%	12/7/2046	2,175	1,908
[3]	Wells Fargo & Co.	5.013%	4/4/2051	2,500	2,285
[3]	Wells Fargo & Co.	4.611%	4/25/2053	2,850	2,449
	Wells Fargo Bank NA	5.254%	12/11/2026	2,000	2,024
	Wells Fargo Bank NA	5.950%	8/26/2036	550	586
[3]	Wells Fargo Bank NA	5.850%	2/1/2037	425	449
[3]	Wells Fargo Bank NA	6.600%	1/15/2038	605	676
	Western Union Co.	2.750%	3/15/2031	500	455
	Western Union Co.	6.200%	11/17/2036	410	427
	Westpac Banking Corp.	3.350%	3/8/2027	800	796
	Westpac Banking Corp.	5.535%	11/17/2028	800	836
	Westpac Banking Corp.	1.953%	11/20/2028	900	853
	Westpac Banking Corp.	5.050%	4/16/2029	625	646
	Westpac Banking Corp.	2.650%	1/16/2030	1,620	1,537
	Westpac Banking Corp.	5.405%	8/10/2033	875	904
	Westpac Banking Corp.	6.820%	11/17/2033	600	671
	Westpac Banking Corp.	4.110%	7/24/2034	1,750	1,722
	Westpac Banking Corp.	2.668%	11/15/2035	2,050	1,856
[3]	Westpac Banking Corp.	5.618%	11/20/2035	1,365	1,410
	Westpac Banking Corp.	3.020%	11/18/2036	2,000	1,805
	Westpac Banking Corp.	2.963%	11/16/2040	1,000	762
	Willis North America Inc.	4.500%	9/15/2028	1,500	1,511
	Willis North America Inc.	2.950%	9/15/2029	660	628
	Willis North America Inc.	4.550%	3/15/2031	476	477
	Willis North America Inc.	5.350%	5/15/2033	300	309
	Willis North America Inc.	5.150%	3/15/2036	250	250
	Willis North America Inc.	5.050%	9/15/2048	200	179
	Willis North America Inc.	3.875%	9/15/2049	625	464
	Willis North America Inc.	5.900%	3/5/2054	625	624
	XL Group Ltd.	5.250%	12/15/2043	100	94
	Zions Bancorp NA	4.704%	8/18/2028	1,000	1,001
	Zions Bancorp NA	3.250%	10/29/2029	250	235
	Zions Bancorp NA	6.816%	11/19/2035	250	266
					1,696,479
Health Care (1.1%)
	Abbott Laboratories	1.150%	1/30/2028	1,850	1,758
	Abbott Laboratories	1.400%	6/30/2030	400	358
	Abbott Laboratories	4.750%	11/30/2036	400	402
	Abbott Laboratories	6.150%	11/30/2037	425	475
	Abbott Laboratories	6.000%	4/1/2039	250	275
	Abbott Laboratories	4.750%	4/15/2043	500	472
	Abbott Laboratories	4.900%	11/30/2046	2,115	1,989
	AbbVie Inc.	4.650%	3/15/2028	1,050	1,068
	AbbVie Inc.	4.250%	11/14/2028	1,400	1,415
	AbbVie Inc.	4.800%	3/15/2029	2,350	2,408
	AbbVie Inc.	3.200%	11/21/2029	5,600	5,431
	AbbVie Inc.	4.875%	3/15/2030	850	875
	AbbVie Inc.	4.950%	3/15/2031	1,850	1,914
	AbbVie Inc.	5.050%	3/15/2034	2,500	2,568
	AbbVie Inc.	4.550%	3/15/2035	1,725	1,700
	AbbVie Inc.	5.200%	3/15/2035	750	776
	AbbVie Inc.	4.500%	5/14/2035	2,105	2,067

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.300%	5/14/2036	1,375	1,318
	AbbVie Inc.	4.050%	11/21/2039	3,977	3,547
	AbbVie Inc.	4.625%	10/1/2042	430	392
	AbbVie Inc.	4.400%	11/6/2042	2,119	1,888
	AbbVie Inc.	4.850%	6/15/2044	1,195	1,106
	AbbVie Inc.	4.750%	3/15/2045	525	478
	AbbVie Inc.	4.700%	5/14/2045	2,257	2,038
	AbbVie Inc.	4.450%	5/14/2046	2,100	1,823
	AbbVie Inc.	4.250%	11/21/2049	9,115	7,506
	AbbVie Inc.	5.400%	3/15/2054	2,925	2,841
	AbbVie Inc.	5.500%	3/15/2064	1,500	1,456
[3]	Adventist Health System	4.742%	12/1/2030	500	502
	Adventist Health System	5.430%	3/1/2032	500	512
	Adventist Health System	5.757%	12/1/2034	375	386
	Adventist Health System	3.630%	3/1/2049	375	255
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	325	325
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	100	92
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	375	314
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	250	178
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	300	196
	Aetna Inc.	6.625%	6/15/2036	1,300	1,431
	Aetna Inc.	6.750%	12/15/2037	350	386
	Aetna Inc.	4.500%	5/15/2042	375	321
	Agilent Technologies Inc.	2.750%	9/15/2029	468	447
	Agilent Technologies Inc.	2.100%	6/4/2030	325	297
	Agilent Technologies Inc.	2.300%	3/12/2031	500	453
	Agilent Technologies Inc.	4.750%	9/9/2034	500	499
	AHS Hospital Corp.	5.024%	7/1/2045	325	300
[3]	AHS Hospital Corp.	2.780%	7/1/2051	500	310
[3]	Allina Health System	3.887%	4/15/2049	325	253
	Amgen Inc.	2.200%	2/21/2027	1,725	1,692
	Amgen Inc.	3.200%	11/2/2027	1,000	988
	Amgen Inc.	5.150%	3/2/2028	3,475	3,556
	Amgen Inc.	1.650%	8/15/2028	1,000	942
	Amgen Inc.	3.000%	2/22/2029	3,100	3,004
	Amgen Inc.	4.050%	8/18/2029	1,050	1,049
	Amgen Inc.	2.450%	2/21/2030	1,675	1,562
	Amgen Inc.	5.250%	3/2/2030	800	830
	Amgen Inc.	2.300%	2/25/2031	2,100	1,904
	Amgen Inc.	2.000%	1/15/2032	2,850	2,484
	Amgen Inc.	4.200%	3/1/2033	625	611
	Amgen Inc.	5.250%	3/2/2033	3,565	3,692
	Amgen Inc.	3.150%	2/21/2040	3,000	2,363
	Amgen Inc.	2.800%	8/15/2041	850	622
	Amgen Inc.	4.950%	10/1/2041	500	473
	Amgen Inc.	5.150%	11/15/2041	451	436
	Amgen Inc.	5.600%	3/2/2043	2,795	2,808
	Amgen Inc.	4.400%	5/1/2045	1,875	1,604
	Amgen Inc.	4.563%	6/15/2048	656	560
	Amgen Inc.	4.663%	6/15/2051	3,189	2,729
	Amgen Inc.	4.200%	2/22/2052	800	634
	Amgen Inc.	5.650%	3/2/2053	3,075	3,012
	Amgen Inc.	2.770%	9/1/2053	2,776	1,648
	Amgen Inc.	4.400%	2/22/2062	700	546
	Amgen Inc.	5.750%	3/2/2063	2,250	2,194
[3]	Ascension Health	4.078%	11/15/2028	300	301
[3]	Ascension Health	2.532%	11/15/2029	1,056	998
[3]	Ascension Health	4.294%	11/15/2030	600	601
[3]	Ascension Health	4.923%	11/15/2035	508	509
[3]	Ascension Health	3.106%	11/15/2039	300	239
	Ascension Health	3.945%	11/15/2046	1,150	933
[3]	Ascension Health	4.847%	11/15/2053	610	549
	AstraZeneca Finance LLC	4.800%	2/26/2027	1,400	1,416
	AstraZeneca Finance LLC	4.875%	3/3/2028	650	664
	AstraZeneca Finance LLC	1.750%	5/28/2028	1,100	1,050
	AstraZeneca Finance LLC	4.850%	2/26/2029	1,050	1,078
	AstraZeneca Finance LLC	4.900%	2/26/2031	1,000	1,035
	AstraZeneca Finance LLC	2.250%	5/28/2031	500	455
	AstraZeneca Finance LLC	4.875%	3/3/2033	400	412
	AstraZeneca Finance LLC	5.000%	2/26/2034	1,275	1,319

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AstraZeneca plc	3.125%	6/12/2027	500	496
	AstraZeneca plc	1.375%	8/6/2030	1,020	906
	AstraZeneca plc	6.450%	9/15/2037	2,530	2,883
	AstraZeneca plc	4.000%	9/18/2042	845	728
	AstraZeneca plc	4.375%	11/16/2045	1,475	1,297
	AstraZeneca plc	3.000%	5/28/2051	250	168
	Banner Health	2.338%	1/1/2030	375	350
	Banner Health	1.897%	1/1/2031	500	448
	Banner Health	2.907%	1/1/2042	500	367
[3]	Banner Health	3.181%	1/1/2050	225	154
	Banner Health	2.913%	1/1/2051	500	320
[3]	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	500	292
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	500	357
	Baxalta Inc.	5.250%	6/23/2045	415	396
	Baxter International Inc.	1.915%	2/1/2027	490	478
	Baxter International Inc.	2.272%	12/1/2028	1,175	1,109
	Baxter International Inc.	4.450%	2/15/2029	147	147
	Baxter International Inc.	3.950%	4/1/2030	555	541
	Baxter International Inc.	4.900%	12/15/2030	171	172
	Baxter International Inc.	1.730%	4/1/2031	600	514
	Baxter International Inc.	2.539%	2/1/2032	1,275	1,111
	Baxter International Inc.	5.650%	12/15/2035	391	396
	Baxter International Inc.	3.500%	8/15/2046	375	265
	Baxter International Inc.	3.132%	12/1/2051	950	596
[3]	Baylor Scott & White Holdings	1.777%	11/15/2030	500	448
	Baylor Scott & White Holdings	4.185%	11/15/2045	400	336
[3]	Baylor Scott & White Holdings	2.839%	11/15/2050	1,500	948
	Becton Dickinson & Co.	3.700%	6/6/2027	1,430	1,425
	Becton Dickinson & Co.	4.693%	2/13/2028	750	760
	Becton Dickinson & Co.	4.874%	2/8/2029	166	169
	Becton Dickinson & Co.	5.081%	6/7/2029	1,300	1,335
	Becton Dickinson & Co.	2.823%	5/20/2030	1,000	943
	Becton Dickinson & Co.	1.957%	2/11/2031	1,000	889
	Becton Dickinson & Co.	4.298%	8/22/2032	350	344
	Becton Dickinson & Co.	5.110%	2/8/2034	500	510
	Becton Dickinson & Co.	4.685%	12/15/2044	675	597
	Becton Dickinson & Co.	4.669%	6/6/2047	1,225	1,064
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	500	326
	Biogen Inc.	2.250%	5/1/2030	1,425	1,309
	Biogen Inc.	5.750%	5/15/2035	525	553
	Biogen Inc.	3.150%	5/1/2050	645	417
	Biogen Inc.	3.250%	2/15/2051	589	387
	Biogen Inc.	6.450%	5/15/2055	200	210
	Bio-Rad Laboratories Inc.	3.300%	3/15/2027	250	248
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	500	472
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	175	176
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	308	301
	Boston Scientific Corp.	2.650%	6/1/2030	975	917
	Boston Scientific Corp.	6.250%	11/15/2035	225	253
	Boston Scientific Corp.	4.550%	3/1/2039	559	532
	Boston Scientific Corp.	7.375%	1/15/2040	225	278
	Boston Scientific Corp.	4.700%	3/1/2049	564	506
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	495	493
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	500	443
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	1,050	1,094
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	500	463
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	394	430
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	2,400	2,495
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	1,530	1,389
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	390	299
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	650	585
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	1,750	1,477
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	1,616	1,396
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	3,355	2,737
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	1,150	680
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	3,149	2,312
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	2,300	2,258
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	825	598
	Cardinal Health Inc.	5.125%	2/15/2029	550	566
	Cardinal Health Inc.	5.000%	11/15/2029	575	591

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cardinal Health Inc.	4.500%	9/15/2030	350	353
	Cardinal Health Inc.	5.450%	2/15/2034	425	442
	Cardinal Health Inc.	5.350%	11/15/2034	950	979
	Cardinal Health Inc.	5.150%	9/15/2035	350	356
	Cardinal Health Inc.	4.600%	3/15/2043	400	351
	Cardinal Health Inc.	4.500%	11/15/2044	250	215
	Cardinal Health Inc.	4.368%	6/15/2047	650	539
	Cardinal Health Inc.	5.750%	11/15/2054	500	499
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	500	342
	Cencora Inc.	3.450%	12/15/2027	700	694
	Cencora Inc.	4.625%	12/15/2027	300	304
	Cencora Inc.	2.800%	5/15/2030	975	918
	Cencora Inc.	2.700%	3/15/2031	1,000	921
	Cencora Inc.	5.125%	2/15/2034	425	436
	Cencora Inc.	5.150%	2/15/2035	600	613
	Cencora Inc.	4.300%	12/15/2047	816	683
	Centene Corp.	2.450%	7/15/2028	2,267	2,122
	Centene Corp.	4.625%	12/15/2029	1,096	1,063
	Centene Corp.	3.000%	10/15/2030	1,954	1,748
	Centene Corp.	2.500%	3/1/2031	1,869	1,612
	Centene Corp.	2.625%	8/1/2031	210	180
	Children's Health System of Texas	2.511%	8/15/2050	500	294
[3]	Children's Hospital	2.928%	7/15/2050	500	321
[3]	Children's Hospital Corp.	4.115%	1/1/2047	200	167
[3]	Children's Hospital Corp.	2.585%	2/1/2050	200	122
	Children's Hospital Medical Center	4.268%	5/15/2044	150	131
[3]	Children's Hospital of Philadelphia	2.704%	7/1/2050	500	311
[3]	CHRISTUS Health	4.341%	7/1/2028	425	426
[3]	Cigna Group	3.400%	3/1/2027	2,850	2,832
	Cigna Group	4.375%	10/15/2028	1,775	1,791
	Cigna Group	5.000%	5/15/2029	850	873
	Cigna Group	2.400%	3/15/2030	1,317	1,223
	Cigna Group	4.500%	9/15/2030	407	410
	Cigna Group	5.125%	5/15/2031	625	646
	Cigna Group	4.875%	9/15/2032	1,231	1,247
	Cigna Group	5.250%	2/15/2034	500	514
	Cigna Group	5.250%	1/15/2036	1,400	1,424
	Cigna Group	4.800%	8/15/2038	3,345	3,205
	Cigna Group	3.200%	3/15/2040	1,250	987
[3]	Cigna Group	6.125%	11/15/2041	334	353
[3]	Cigna Group	4.800%	7/15/2046	3,400	3,016
[3]	Cigna Group	3.875%	10/15/2047	25	19
	Cigna Group	4.900%	12/15/2048	825	734
	Cigna Group	3.400%	3/15/2050	1,350	943
	Cigna Group	3.400%	3/15/2051	1,000	694
	Cigna Group	5.600%	2/15/2054	800	776
	Cigna Group	6.000%	1/15/2056	375	385
[3]	City of Hope	5.623%	11/15/2043	250	247
[3]	City of Hope	4.378%	8/15/2048	500	408
	Cleveland Clinic Foundation	4.858%	1/1/2114	325	275
	CommonSpirit Health	4.352%	9/1/2030	488	486
	CommonSpirit Health	2.782%	10/1/2030	500	465
	CommonSpirit Health	5.205%	12/1/2031	925	958
	CommonSpirit Health	5.318%	12/1/2034	525	535
	CommonSpirit Health	4.825%	9/1/2035	417	413
[3]	CommonSpirit Health	4.975%	9/1/2035	495	489
[3]	CommonSpirit Health	4.350%	11/1/2042	790	687
	CommonSpirit Health	5.580%	9/1/2045	322	315
	CommonSpirit Health	4.187%	10/1/2049	780	611
	CommonSpirit Health	3.910%	10/1/2050	830	620
	CommonSpirit Health	5.548%	12/1/2054	462	440
	CommonSpirit Health	5.662%	9/1/2055	536	519
[3]	Community Health Network Inc.	3.099%	5/1/2050	965	615
[3]	Corewell Health Obligated Group	3.487%	7/15/2049	275	197
[3]	Cottage Health Obligated Group	3.304%	11/1/2049	425	298
	CVS Health Corp.	3.625%	4/1/2027	475	472
	CVS Health Corp.	1.300%	8/21/2027	1,750	1,674
	CVS Health Corp.	5.000%	1/30/2029	3,000	3,065
	CVS Health Corp.	5.400%	6/1/2029	750	776
	CVS Health Corp.	3.250%	8/15/2029	1,950	1,882

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	5.125%	2/21/2030	1,000	1,027
	CVS Health Corp.	3.750%	4/1/2030	1,563	1,525
	CVS Health Corp.	1.750%	8/21/2030	2,000	1,777
	CVS Health Corp.	5.250%	1/30/2031	500	516
	CVS Health Corp.	1.875%	2/28/2031	1,100	966
	CVS Health Corp.	5.550%	6/1/2031	825	864
	CVS Health Corp.	5.000%	9/15/2032	293	299
	CVS Health Corp.	5.250%	2/21/2033	1,800	1,854
	CVS Health Corp.	5.300%	6/1/2033	1,050	1,084
	CVS Health Corp.	4.875%	7/20/2035	525	517
	CVS Health Corp.	5.450%	9/15/2035	1,200	1,228
	CVS Health Corp.	4.780%	3/25/2038	3,400	3,209
	CVS Health Corp.	6.125%	9/15/2039	575	600
	CVS Health Corp.	2.700%	8/21/2040	1,400	999
	CVS Health Corp.	5.300%	12/5/2043	775	721
	CVS Health Corp.	5.125%	7/20/2045	4,100	3,702
	CVS Health Corp.	5.050%	3/25/2048	6,209	5,473
	CVS Health Corp.	5.625%	2/21/2053	1,000	937
	CVS Health Corp.	5.875%	6/1/2053	1,261	1,223
	CVS Health Corp.	6.050%	6/1/2054	625	622
	CVS Health Corp.	6.200%	9/15/2055	1,300	1,319
	CVS Health Corp.	6.000%	6/1/2063	670	646
	CVS Health Corp.	6.250%	9/15/2065	425	426
	Danaher Corp.	2.600%	10/1/2050	550	335
	Danaher Corp.	2.800%	12/10/2051	1,000	629
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/2048	300	233
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	575	531
	DH Europe Finance II Sarl	2.600%	11/15/2029	650	616
	DH Europe Finance II Sarl	3.250%	11/15/2039	725	594
	DH Europe Finance II Sarl	3.400%	11/15/2049	1,200	863
	Dignity Health	4.500%	11/1/2042	550	477
	Dignity Health	5.267%	11/1/2064	225	202
[3]	Duke University Health System Inc.	3.920%	6/1/2047	450	362
	Edwards Lifesciences Corp.	4.300%	6/15/2028	475	478
	Elevance Health Inc.	4.000%	9/15/2028	764	763
	Elevance Health Inc.	5.150%	6/15/2029	500	515
	Elevance Health Inc.	2.875%	9/15/2029	425	405
	Elevance Health Inc.	4.750%	2/15/2030	340	347
	Elevance Health Inc.	2.250%	5/15/2030	2,500	2,295
	Elevance Health Inc.	2.550%	3/15/2031	1,280	1,169
	Elevance Health Inc.	4.950%	11/1/2031	620	633
	Elevance Health Inc.	4.100%	5/15/2032	700	681
	Elevance Health Inc.	4.600%	9/15/2032	825	823
	Elevance Health Inc.	5.500%	10/15/2032	500	526
	Elevance Health Inc.	4.750%	2/15/2033	950	953
	Elevance Health Inc.	5.375%	6/15/2034	845	873
	Elevance Health Inc.	5.950%	12/15/2034	250	267
	Elevance Health Inc.	5.200%	2/15/2035	1,075	1,097
	Elevance Health Inc.	5.000%	1/15/2036	761	757
	Elevance Health Inc.	5.850%	1/15/2036	300	318
	Elevance Health Inc.	6.375%	6/15/2037	300	326
	Elevance Health Inc.	4.625%	5/15/2042	675	606
	Elevance Health Inc.	4.650%	1/15/2043	1,750	1,567
	Elevance Health Inc.	5.100%	1/15/2044	525	494
	Elevance Health Inc.	4.650%	8/15/2044	75	66
	Elevance Health Inc.	4.375%	12/1/2047	918	762
	Elevance Health Inc.	3.700%	9/15/2049	700	514
	Elevance Health Inc.	3.125%	5/15/2050	1,270	830
	Elevance Health Inc.	3.600%	3/15/2051	1,500	1,068
	Elevance Health Inc.	4.550%	5/15/2052	700	578
	Elevance Health Inc.	6.100%	10/15/2052	500	515
	Elevance Health Inc.	5.125%	2/15/2053	650	586
	Elevance Health Inc.	5.650%	6/15/2054	850	825
	Elevance Health Inc.	5.700%	2/15/2055	2,435	2,374
	Elevance Health Inc.	5.700%	9/15/2055	250	245
	Elevance Health Inc.	5.850%	11/1/2064	675	662
	Eli Lilly & Co.	4.500%	2/9/2027	850	857
	Eli Lilly & Co.	4.150%	8/14/2027	250	252
	Eli Lilly & Co.	4.550%	2/12/2028	850	864
	Eli Lilly & Co.	4.000%	10/15/2028	508	511

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	4.500%	2/9/2029	1,050	1,070
	Eli Lilly & Co.	3.375%	3/15/2029	335	330
	Eli Lilly & Co.	4.200%	8/14/2029	853	861
	Eli Lilly & Co.	4.750%	2/12/2030	750	771
	Eli Lilly & Co.	4.250%	3/15/2031	677	682
	Eli Lilly & Co.	4.900%	2/12/2032	850	879
	Eli Lilly & Co.	4.550%	10/15/2032	1,306	1,324
	Eli Lilly & Co.	4.700%	2/27/2033	400	409
	Eli Lilly & Co.	4.700%	2/9/2034	3,000	3,039
	Eli Lilly & Co.	4.600%	8/14/2034	1,050	1,054
	Eli Lilly & Co.	4.900%	10/15/2035	905	920
	Eli Lilly & Co.	3.950%	3/15/2049	1,335	1,073
	Eli Lilly & Co.	2.250%	5/15/2050	800	460
	Eli Lilly & Co.	4.875%	2/27/2053	1,000	912
	Eli Lilly & Co.	5.000%	2/9/2054	2,075	1,932
	Eli Lilly & Co.	5.050%	8/14/2054	1,175	1,100
	Eli Lilly & Co.	5.500%	2/12/2055	1,750	1,752
	Eli Lilly & Co.	5.550%	10/15/2055	571	575
	Eli Lilly & Co.	2.500%	9/15/2060	500	272
	Eli Lilly & Co.	4.950%	2/27/2063	1,000	901
	Eli Lilly & Co.	5.100%	2/9/2064	2,000	1,842
	Eli Lilly & Co.	5.200%	8/14/2064	150	141
	Eli Lilly & Co.	5.650%	10/15/2065	543	547
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	500	381
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	500	515
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	261	262
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	1,000	1,022
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	525	535
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	1,500	1,615
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	700	728
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	207	207
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	954	1,039
	Gilead Sciences Inc.	2.950%	3/1/2027	175	173
	Gilead Sciences Inc.	1.200%	10/1/2027	900	862
	Gilead Sciences Inc.	4.800%	11/15/2029	350	360
	Gilead Sciences Inc.	5.250%	10/15/2033	400	420
	Gilead Sciences Inc.	5.100%	6/15/2035	850	871
	Gilead Sciences Inc.	4.600%	9/1/2035	1,000	989
	Gilead Sciences Inc.	4.000%	9/1/2036	1,250	1,163
	Gilead Sciences Inc.	2.600%	10/1/2040	775	572
	Gilead Sciences Inc.	4.800%	4/1/2044	1,325	1,222
	Gilead Sciences Inc.	4.500%	2/1/2045	1,400	1,237
	Gilead Sciences Inc.	4.750%	3/1/2046	1,790	1,622
	Gilead Sciences Inc.	4.150%	3/1/2047	650	539
	Gilead Sciences Inc.	2.800%	10/1/2050	2,325	1,470
	Gilead Sciences Inc.	5.550%	10/15/2053	1,500	1,489
	Gilead Sciences Inc.	5.500%	11/15/2054	850	838
	Gilead Sciences Inc.	5.600%	11/15/2064	625	619
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	2,150	2,152
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	683	694
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	1,380	1,459
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	544	549
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	2,245	2,517
	GlaxoSmithKline Capital plc	4.315%	3/12/2027	410	413
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	1,350	1,324
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	500	363
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	500	411
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/2050	500	319
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	225	189
[3]	Hartford HealthCare Corp.	3.447%	7/1/2054	300	213
	HCA Inc.	4.500%	2/15/2027	1,535	1,538
	HCA Inc.	5.000%	3/1/2028	600	611
	HCA Inc.	5.200%	6/1/2028	816	836
	HCA Inc.	5.625%	9/1/2028	1,225	1,263
	HCA Inc.	4.125%	6/15/2029	1,670	1,664
	HCA Inc.	3.500%	9/1/2030	3,250	3,126
	HCA Inc.	4.300%	11/15/2030	301	300
	HCA Inc.	5.450%	4/1/2031	1,200	1,252
	HCA Inc.	2.375%	7/15/2031	1,750	1,568
	HCA Inc.	5.500%	3/1/2032	750	782

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	3.625%	3/15/2032	1,625	1,535
	HCA Inc.	4.600%	11/15/2032	424	421
	HCA Inc.	5.500%	6/1/2033	1,019	1,060
	HCA Inc.	5.600%	4/1/2034	1,100	1,147
	HCA Inc.	5.450%	9/15/2034	1,050	1,081
	HCA Inc.	5.750%	3/1/2035	2,100	2,204
	HCA Inc.	4.900%	11/15/2035	625	617
	HCA Inc.	5.125%	6/15/2039	825	796
	HCA Inc.	4.375%	3/15/2042	500	426
	HCA Inc.	5.500%	6/15/2047	1,000	944
	HCA Inc.	5.250%	6/15/2049	1,945	1,758
	HCA Inc.	3.500%	7/15/2051	1,500	1,017
	HCA Inc.	4.625%	3/15/2052	2,550	2,077
	HCA Inc.	5.900%	6/1/2053	416	407
	HCA Inc.	6.000%	4/1/2054	1,775	1,764
	HCA Inc.	6.200%	3/1/2055	300	306
	HCA Inc.	5.700%	11/15/2055	450	429
	HCA Inc.	6.100%	4/1/2064	965	957
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	450	341
	Humana Inc.	1.350%	2/3/2027	500	485
	Humana Inc.	3.950%	3/15/2027	950	948
	Humana Inc.	5.750%	3/1/2028	750	773
	Humana Inc.	3.700%	3/23/2029	700	687
	Humana Inc.	3.125%	8/15/2029	400	383
	Humana Inc.	4.875%	4/1/2030	480	487
	Humana Inc.	5.375%	4/15/2031	1,360	1,405
	Humana Inc.	2.150%	2/3/2032	500	433
	Humana Inc.	5.875%	3/1/2033	750	788
	Humana Inc.	5.950%	3/15/2034	500	525
	Humana Inc.	5.550%	5/1/2035	625	638
	Humana Inc.	4.625%	12/1/2042	375	322
	Humana Inc.	4.950%	10/1/2044	620	547
	Humana Inc.	4.800%	3/15/2047	325	275
	Humana Inc.	3.950%	8/15/2049	470	348
	Humana Inc.	5.500%	3/15/2053	1,050	955
	Humana Inc.	5.750%	4/15/2054	344	324
	Humana Inc.	6.000%	5/1/2055	450	438
	Icon Investments Six DAC	6.000%	5/8/2034	425	450
	Illumina Inc.	5.750%	12/13/2027	500	515
	Illumina Inc.	4.750%	12/12/2030	450	454
	Illumina Inc.	2.550%	3/23/2031	500	453
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	500	399
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	500	315
	Inova Health System Foundation	4.068%	5/15/2052	500	397
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	750	542
[3]	Iowa Health System	3.665%	2/15/2050	400	297
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	575	458
	Johnson & Johnson	4.500%	3/1/2027	502	507
	Johnson & Johnson	0.950%	9/1/2027	1,225	1,173
	Johnson & Johnson	2.900%	1/15/2028	1,400	1,381
	Johnson & Johnson	4.800%	6/1/2029	1,175	1,213
	Johnson & Johnson	4.700%	3/1/2030	856	882
	Johnson & Johnson	1.300%	9/1/2030	1,050	936
	Johnson & Johnson	4.900%	6/1/2031	586	612
	Johnson & Johnson	4.850%	3/1/2032	1,038	1,077
	Johnson & Johnson	4.950%	5/15/2033	550	580
	Johnson & Johnson	5.000%	3/1/2035	1,679	1,748
	Johnson & Johnson	3.550%	3/1/2036	825	759
	Johnson & Johnson	3.625%	3/3/2037	2,150	1,953
	Johnson & Johnson	5.950%	8/15/2037	745	829
	Johnson & Johnson	3.400%	1/15/2038	1,400	1,230
	Johnson & Johnson	5.850%	7/15/2038	325	358
	Johnson & Johnson	2.100%	9/1/2040	925	654
	Johnson & Johnson	4.500%	9/1/2040	419	406
	Johnson & Johnson	4.850%	5/15/2041	225	223
	Johnson & Johnson	4.500%	12/5/2043	550	509
	Johnson & Johnson	3.700%	3/1/2046	1,750	1,417
	Johnson & Johnson	3.750%	3/3/2047	500	403
	Johnson & Johnson	3.500%	1/15/2048	250	193
	Johnson & Johnson	2.250%	9/1/2050	325	191

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	5.250%	6/1/2054	650	650
	Johnson & Johnson	2.450%	9/1/2060	1,525	839
	Kaiser Foundation Hospitals	3.150%	5/1/2027	1,031	1,023
[3]	Kaiser Foundation Hospitals	2.810%	6/1/2041	500	371
	Kaiser Foundation Hospitals	4.875%	4/1/2042	925	872
	Kaiser Foundation Hospitals	4.150%	5/1/2047	675	561
[3]	Kaiser Foundation Hospitals	3.266%	11/1/2049	675	470
[3]	Kaiser Foundation Hospitals	3.002%	6/1/2051	1,500	978
	Koninklijke Philips NV	6.875%	3/11/2038	300	337
	Koninklijke Philips NV	5.000%	3/15/2042	785	723
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	450	448
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	275	275
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	500	459
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	600	599
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	750	743
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	800	711
[3]	Mass General Brigham Inc.	3.765%	7/1/2048	150	116
[3]	Mass General Brigham Inc.	3.192%	7/1/2049	400	275
[3]	Mass General Brigham Inc.	4.117%	7/1/2055	275	223
[3]	Mass General Brigham Inc.	3.342%	7/1/2060	725	474
[3]	Mayo Clinic	3.774%	11/15/2043	250	205
[3]	Mayo Clinic	4.000%	11/15/2047	150	120
[3]	Mayo Clinic	4.128%	11/15/2052	125	100
[3]	Mayo Clinic	3.196%	11/15/2061	750	480
	McKesson Corp.	3.950%	2/16/2028	150	150
	McKesson Corp.	4.900%	7/15/2028	102	104
	McKesson Corp.	4.250%	9/15/2029	500	503
	McKesson Corp.	4.650%	5/30/2030	850	865
	McKesson Corp.	4.950%	5/30/2032	800	822
	McKesson Corp.	5.100%	7/15/2033	300	310
	McKesson Corp.	5.250%	5/30/2035	650	671
[3]	McLaren Health Care Corp.	4.386%	5/15/2048	325	273
[3]	MedStar Health Inc.	3.626%	8/15/2049	250	183
	Medtronic Global Holdings SCA	4.250%	3/30/2028	700	705
	Medtronic Global Holdings SCA	4.500%	3/30/2033	500	502
	Medtronic Inc.	4.375%	3/15/2035	2,358	2,315
	Medtronic Inc.	4.625%	3/15/2045	754	690
	Memorial Health Services	3.447%	11/1/2049	500	356
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	100	96
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	250	163
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	450	361
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	475	384
	Merck & Co. Inc.	1.700%	6/10/2027	1,450	1,412
	Merck & Co. Inc.	3.850%	9/15/2027	1,000	1,003
	Merck & Co. Inc.	4.050%	5/17/2028	550	554
	Merck & Co. Inc.	1.900%	12/10/2028	900	853
	Merck & Co. Inc.	3.400%	3/7/2029	1,500	1,477
	Merck & Co. Inc.	3.850%	3/15/2029	589	589
	Merck & Co. Inc.	4.300%	5/17/2030	612	618
	Merck & Co. Inc.	1.450%	6/24/2030	770	689
	Merck & Co. Inc.	4.150%	9/15/2030	1,400	1,404
	Merck & Co. Inc.	4.150%	3/15/2031	761	759
	Merck & Co. Inc.	2.150%	12/10/2031	2,350	2,091
	Merck & Co. Inc.	4.550%	9/15/2032	1,148	1,161
	Merck & Co. Inc.	4.450%	12/4/2032	395	396
	Merck & Co. Inc.	4.500%	5/17/2033	825	833
	Merck & Co. Inc.	6.500%	12/1/2033	525	594
	Merck & Co. Inc.	4.950%	9/15/2035	1,425	1,447
	Merck & Co. Inc.	4.750%	12/4/2035	480	479
	Merck & Co. Inc.	3.900%	3/7/2039	600	536
	Merck & Co. Inc.	2.350%	6/24/2040	525	379
	Merck & Co. Inc.	3.600%	9/15/2042	425	344
	Merck & Co. Inc.	4.150%	5/18/2043	980	842
	Merck & Co. Inc.	4.900%	5/17/2044	612	575
	Merck & Co. Inc.	3.700%	2/10/2045	1,570	1,248
	Merck & Co. Inc.	5.500%	3/15/2046	486	485
	Merck & Co. Inc.	4.000%	3/7/2049	400	320
	Merck & Co. Inc.	2.450%	6/24/2050	750	440
	Merck & Co. Inc.	2.750%	12/10/2051	1,675	1,037
	Merck & Co. Inc.	5.000%	5/17/2053	1,223	1,123

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	5.700%	9/15/2055	1,025	1,035
	Merck & Co. Inc.	5.550%	12/4/2055	522	515
	Merck & Co. Inc.	2.900%	12/10/2061	1,200	697
	Merck & Co. Inc.	5.150%	5/17/2063	816	749
	Merck & Co. Inc.	5.700%	12/4/2065	608	601
[3]	Methodist Hospital	2.705%	12/1/2050	500	308
[3]	Montefiore Obligated Group	5.246%	11/1/2048	600	497
[3]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	275	205
	Mylan Inc.	4.550%	4/15/2028	575	576
	Mylan Inc.	5.400%	11/29/2043	400	344
	New York & Presbyterian Hospital	4.024%	8/1/2045	480	396
	New York & Presbyterian Hospital	4.063%	8/1/2056	425	331
	New York & Presbyterian Hospital	2.606%	8/1/2060	350	193
[3]	New York & Presbyterian Hospital	3.954%	8/1/2119	400	274
	Northwell Healthcare Inc.	3.979%	11/1/2046	525	412
	Northwell Healthcare Inc.	4.260%	11/1/2047	450	369
	Northwell Healthcare Inc.	3.809%	11/1/2049	375	277
	Novant Health Inc.	2.637%	11/1/2036	500	399
	Novant Health Inc.	3.168%	11/1/2051	500	330
	Novant Health Inc.	3.318%	11/1/2061	1,000	638
	Novartis Capital Corp.	3.100%	5/17/2027	800	794
	Novartis Capital Corp.	3.900%	11/5/2028	457	458
	Novartis Capital Corp.	3.800%	9/18/2029	500	498
	Novartis Capital Corp.	2.200%	8/14/2030	2,175	2,011
	Novartis Capital Corp.	4.100%	11/5/2030	1,150	1,149
	Novartis Capital Corp.	4.000%	9/18/2031	350	348
	Novartis Capital Corp.	4.300%	11/5/2032	1,000	995
	Novartis Capital Corp.	4.200%	9/18/2034	750	733
	Novartis Capital Corp.	4.600%	11/5/2035	1,025	1,016
	Novartis Capital Corp.	3.700%	9/21/2042	525	436
	Novartis Capital Corp.	4.400%	5/6/2044	1,650	1,470
	Novartis Capital Corp.	5.200%	11/5/2045	750	731
	Novartis Capital Corp.	4.000%	11/20/2045	1,200	1,003
	Novartis Capital Corp.	2.750%	8/14/2050	850	544
	Novartis Capital Corp.	4.700%	9/18/2054	625	556
	Novartis Capital Corp.	5.300%	11/5/2055	1,000	967
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/2050	245	149
[3]	NYU Langone Hospitals	5.750%	7/1/2043	375	384
	NYU Langone Hospitals	4.784%	7/1/2044	325	296
[3]	NYU Langone Hospitals	4.368%	7/1/2047	425	371
[3]	NYU Langone Hospitals	3.380%	7/1/2055	525	359
[3]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	500	428
	OhioHealth Corp.	2.297%	11/15/2031	500	449
	OhioHealth Corp.	2.834%	11/15/2041	500	369
[3]	OhioHealth Corp.	3.042%	11/15/2050	300	206
	Orlando Health Obligated Group	5.475%	10/1/2035	500	521
	Orlando Health Obligated Group	4.089%	10/1/2048	225	182
	Orlando Health Obligated Group	3.327%	10/1/2050	500	358
	PeaceHealth Obligated Group	4.335%	11/15/2028	170	171
	PeaceHealth Obligated Group	4.855%	11/15/2032	154	155
[3]	PeaceHealth Obligated Group	4.787%	11/15/2048	300	258
[3]	PeaceHealth Obligated Group	3.218%	11/15/2050	500	328
	Pfizer Inc.	3.000%	12/15/2026	1,295	1,286
	Pfizer Inc.	3.875%	11/15/2027	225	226
	Pfizer Inc.	3.600%	9/15/2028	200	200
	Pfizer Inc.	3.450%	3/15/2029	1,200	1,186
	Pfizer Inc.	2.625%	4/1/2030	1,175	1,109
	Pfizer Inc.	1.700%	5/28/2030	1,750	1,584
	Pfizer Inc.	4.200%	11/15/2030	829	833
	Pfizer Inc.	1.750%	8/18/2031	1,250	1,104
	Pfizer Inc.	4.500%	11/15/2032	1,025	1,027
	Pfizer Inc.	4.875%	11/15/2035	1,049	1,053
	Pfizer Inc.	4.000%	12/15/2036	825	774
	Pfizer Inc.	4.100%	9/15/2038	1,000	917
	Pfizer Inc.	3.900%	3/15/2039	550	485
	Pfizer Inc.	7.200%	3/15/2039	1,815	2,166
	Pfizer Inc.	2.550%	5/28/2040	750	551
	Pfizer Inc.	4.300%	6/15/2043	780	680
	Pfizer Inc.	4.400%	5/15/2044	600	534

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	4.125%	12/15/2046	1,575	1,298
	Pfizer Inc.	4.200%	9/15/2048	500	412
	Pfizer Inc.	4.000%	3/15/2049	850	679
	Pfizer Inc.	2.700%	5/28/2050	1,275	796
	Pfizer Inc.	5.600%	11/15/2055	425	421
	Pfizer Inc.	5.700%	11/15/2065	425	418
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	3,262	3,305
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	2,450	2,500
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	1,878	1,899
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	2,450	2,354
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	4,893	4,630
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	3,262	3,024
	Pharmacia LLC	6.600%	12/1/2028	912	979
[3]	Piedmont Healthcare Inc.	2.044%	1/1/2032	500	433
	Piedmont Healthcare Inc.	2.864%	1/1/2052	500	314
	Presbyterian Healthcare Services	4.875%	8/1/2052	500	443
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	500	470
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	750	776
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	500	515
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	325	247
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	400	310
	Quest Diagnostics Inc.	4.600%	12/15/2027	200	202
	Quest Diagnostics Inc.	4.200%	6/30/2029	425	426
	Quest Diagnostics Inc.	4.625%	12/15/2029	350	356
	Quest Diagnostics Inc.	2.950%	6/30/2030	800	757
	Quest Diagnostics Inc.	2.800%	6/30/2031	425	392
	Quest Diagnostics Inc.	5.000%	12/15/2034	850	860
	Quest Diagnostics Inc.	5.750%	1/30/2040	61	63
	Quest Diagnostics Inc.	4.700%	3/30/2045	200	179
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	1,000	891
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	900	550
	Revvity Inc.	1.900%	9/15/2028	500	470
	Revvity Inc.	3.300%	9/15/2029	500	482
	Revvity Inc.	2.550%	3/15/2031	500	452
	Revvity Inc.	2.250%	9/15/2031	500	440
	Revvity Inc.	3.625%	3/15/2051	350	249
	Royalty Pharma plc	1.750%	9/2/2027	1,400	1,348
	Royalty Pharma plc	5.150%	9/2/2029	400	411
	Royalty Pharma plc	2.200%	9/2/2030	900	816
	Royalty Pharma plc	4.450%	3/25/2031	1,000	997
	Royalty Pharma plc	5.400%	9/2/2034	300	307
	Royalty Pharma plc	3.300%	9/2/2040	1,000	773
	Royalty Pharma plc	3.550%	9/2/2050	800	552
	Royalty Pharma plc	3.350%	9/2/2051	500	330
	Royalty Pharma plc	5.900%	9/2/2054	250	246
[3]	Rush System for Health Obligated Group	3.922%	11/15/2029	245	243
	Sanofi SA	3.750%	11/3/2027	711	712
	Sanofi SA	3.625%	6/19/2028	1,000	998
	Sanofi SA	3.800%	11/3/2028	728	729
	Sanofi SA	4.200%	11/3/2032	750	749
[3]	Seattle Children's Hospital	2.719%	10/1/2050	500	309
[3]	Sharp HealthCare	2.680%	8/1/2050	500	307
	Smith & Nephew plc	5.150%	3/20/2027	250	253
	Smith & Nephew plc	2.032%	10/14/2030	820	737
	Smith & Nephew plc	5.400%	3/20/2034	500	516
	Solventum Corp.	5.450%	2/25/2027	322	327
	Solventum Corp.	5.400%	3/1/2029	388	402
	Solventum Corp.	5.450%	3/13/2031	800	834
	Solventum Corp.	5.600%	3/23/2034	1,365	1,421
	Solventum Corp.	5.900%	4/30/2054	1,243	1,249
	SSM Health Care Corp.	4.894%	6/1/2028	1,000	1,016
[3]	Stanford Health Care	3.795%	11/15/2048	450	349
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/2051	600	444
	Stryker Corp.	4.550%	2/10/2027	650	654
	Stryker Corp.	4.700%	2/10/2028	650	659
	Stryker Corp.	3.650%	3/7/2028	450	447
	Stryker Corp.	4.250%	9/11/2029	475	477
	Stryker Corp.	4.850%	2/10/2030	500	513
	Stryker Corp.	4.625%	9/11/2034	350	348
	Stryker Corp.	5.200%	2/10/2035	873	897

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Stryker Corp.	4.100%	4/1/2043	325	276
	Stryker Corp.	4.375%	5/15/2044	775	671
	Stryker Corp.	4.625%	3/15/2046	800	714
	Stryker Corp.	2.900%	6/15/2050	550	360
[3]	Sutter Health	3.695%	8/15/2028	300	298
[3]	Sutter Health	2.294%	8/15/2030	500	460
[3]	Sutter Health	5.213%	8/15/2032	500	518
	Sutter Health	5.164%	8/15/2033	300	309
[3]	Sutter Health	5.537%	8/15/2035	600	626
[3]	Sutter Health	3.161%	8/15/2040	500	395
[3]	Sutter Health	4.091%	8/15/2048	375	305
[3]	Sutter Health	3.361%	8/15/2050	475	333
	Sutter Health	5.547%	8/15/2053	300	297
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	1,060	1,084
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	2,225	2,033
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	1,200	1,238
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	1,200	918
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	2,540	1,694
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	900	574
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	425	418
	Takeda US Financing Inc.	5.200%	7/7/2035	1,450	1,476
	Takeda US Financing Inc.	5.900%	7/7/2055	1,000	1,012
	Texas Health Resources	2.328%	11/15/2050	500	286
[3]	Texas Health Resources	4.330%	11/15/2055	100	84
	Thermo Fisher Scientific Inc.	5.000%	12/5/2026	660	666
	Thermo Fisher Scientific Inc.	4.800%	11/21/2027	295	300
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	500	472
	Thermo Fisher Scientific Inc.	5.000%	1/31/2029	575	592
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	890	846
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	600	622
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	400	400
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	2,000	1,784
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	450	451
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	1,950	2,013
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	800	830
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	475	476
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	525	522
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	1,000	739
	Thermo Fisher Scientific Inc.	5.404%	8/10/2043	500	502
	Thermo Fisher Scientific Inc.	5.300%	2/1/2044	350	344
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	400	332
[3]	Trinity Health Corp.	2.632%	12/1/2040	500	367
	Trinity Health Corp.	4.125%	12/1/2045	450	375
	UnitedHealth Group Inc.	3.450%	1/15/2027	1,645	1,638
	UnitedHealth Group Inc.	4.600%	4/15/2027	500	504
	UnitedHealth Group Inc.	3.700%	5/15/2027	550	549
	UnitedHealth Group Inc.	5.250%	2/15/2028	1,725	1,773
	UnitedHealth Group Inc.	3.850%	6/15/2028	2,100	2,096
	UnitedHealth Group Inc.	4.400%	6/15/2028	200	202
	UnitedHealth Group Inc.	3.875%	12/15/2028	500	500
	UnitedHealth Group Inc.	4.250%	1/15/2029	430	433
	UnitedHealth Group Inc.	4.700%	4/15/2029	400	408
	UnitedHealth Group Inc.	4.000%	5/15/2029	500	499
	UnitedHealth Group Inc.	2.875%	8/15/2029	475	456
	UnitedHealth Group Inc.	4.800%	1/15/2030	830	850
	UnitedHealth Group Inc.	5.300%	2/15/2030	875	912
	UnitedHealth Group Inc.	2.000%	5/15/2030	3,335	3,041
	UnitedHealth Group Inc.	4.650%	1/15/2031	425	434
	UnitedHealth Group Inc.	4.900%	4/15/2031	820	842
	UnitedHealth Group Inc.	2.300%	5/15/2031	2,900	2,616
	UnitedHealth Group Inc.	4.950%	1/15/2032	1,200	1,230
	UnitedHealth Group Inc.	5.350%	2/15/2033	1,725	1,797
	UnitedHealth Group Inc.	4.500%	4/15/2033	1,500	1,489
	UnitedHealth Group Inc.	5.000%	4/15/2034	1,050	1,067
	UnitedHealth Group Inc.	5.150%	7/15/2034	1,690	1,731
	UnitedHealth Group Inc.	5.300%	6/15/2035	244	253
	UnitedHealth Group Inc.	4.625%	7/15/2035	800	789
	UnitedHealth Group Inc.	6.500%	6/15/2037	200	224
	UnitedHealth Group Inc.	6.625%	11/15/2037	325	366
	UnitedHealth Group Inc.	6.875%	2/15/2038	1,355	1,566

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	3.500%	8/15/2039	510	425
	UnitedHealth Group Inc.	2.750%	5/15/2040	2,245	1,678
	UnitedHealth Group Inc.	5.700%	10/15/2040	450	467
	UnitedHealth Group Inc.	5.950%	2/15/2041	240	252
	UnitedHealth Group Inc.	3.050%	5/15/2041	1,400	1,060
	UnitedHealth Group Inc.	4.375%	3/15/2042	325	286
	UnitedHealth Group Inc.	3.950%	10/15/2042	800	662
	UnitedHealth Group Inc.	5.500%	7/15/2044	1,745	1,730
	UnitedHealth Group Inc.	4.750%	7/15/2045	1,315	1,182
	UnitedHealth Group Inc.	4.200%	1/15/2047	775	634
	UnitedHealth Group Inc.	4.250%	4/15/2047	950	782
	UnitedHealth Group Inc.	3.750%	10/15/2047	600	457
	UnitedHealth Group Inc.	4.250%	6/15/2048	1,200	980
	UnitedHealth Group Inc.	4.450%	12/15/2048	1,100	923
	UnitedHealth Group Inc.	3.700%	8/15/2049	680	504
	UnitedHealth Group Inc.	2.900%	5/15/2050	520	332
	UnitedHealth Group Inc.	3.250%	5/15/2051	1,000	675
	UnitedHealth Group Inc.	4.750%	5/15/2052	1,200	1,036
	UnitedHealth Group Inc.	5.875%	2/15/2053	1,425	1,437
	UnitedHealth Group Inc.	5.050%	4/15/2053	1,892	1,708
	UnitedHealth Group Inc.	5.375%	4/15/2054	2,150	2,028
	UnitedHealth Group Inc.	5.625%	7/15/2054	2,315	2,270
	UnitedHealth Group Inc.	5.950%	6/15/2055	575	591
	UnitedHealth Group Inc.	3.875%	8/15/2059	2,250	1,613
	UnitedHealth Group Inc.	3.125%	5/15/2060	2,050	1,238
	UnitedHealth Group Inc.	4.950%	5/15/2062	200	173
	UnitedHealth Group Inc.	6.050%	2/15/2063	875	893
	UnitedHealth Group Inc.	5.200%	4/15/2063	1,500	1,342
	UnitedHealth Group Inc.	5.500%	4/15/2064	1,000	939
	UnitedHealth Group Inc.	5.750%	7/15/2064	990	966
	Universal Health Services Inc.	4.625%	10/15/2029	400	402
	Universal Health Services Inc.	2.650%	10/15/2030	1,000	911
	Universal Health Services Inc.	5.050%	10/15/2034	400	392
	UPMC	5.035%	5/15/2033	500	510
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	2,000	1,643
	Viatris Inc.	2.300%	6/22/2027	1,350	1,311
	Viatris Inc.	3.850%	6/22/2040	1,209	927
	Viatris Inc.	4.000%	6/22/2050	400	266
[3]	WakeMed	3.286%	10/1/2052	500	343
[3]	Willis-Knighton Medical Center	4.813%	9/1/2048	200	176
[3]	Willis-Knighton Medical Center	3.065%	3/1/2051	500	313
	Wyeth LLC	6.500%	2/1/2034	500	561
	Wyeth LLC	6.000%	2/15/2036	410	444
	Wyeth LLC	5.950%	4/1/2037	1,605	1,726
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	500	294
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	400	413
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	475	490
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	800	723
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	308	314
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	300	311
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	200	207
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	180	157
	Zoetis Inc.	3.000%	9/12/2027	800	789
	Zoetis Inc.	4.150%	8/17/2028	588	591
	Zoetis Inc.	3.900%	8/20/2028	400	400
	Zoetis Inc.	2.000%	5/15/2030	575	526
	Zoetis Inc.	5.600%	11/16/2032	1,000	1,062
	Zoetis Inc.	5.000%	8/17/2035	430	435
	Zoetis Inc.	4.700%	2/1/2043	900	825
	Zoetis Inc.	3.950%	9/12/2047	400	319
	Zoetis Inc.	4.450%	8/20/2048	325	278
	Zoetis Inc.	3.000%	5/15/2050	425	282
					650,883
Industrials (0.7%)
	3M Co.	2.875%	10/15/2027	939	923
	3M Co.	4.800%	3/15/2030	790	808
	3M Co.	3.050%	4/15/2030	4,545	4,342
	3M Co.	5.150%	3/15/2035	509	520
[3]	3M Co.	3.625%	10/15/2047	450	334

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	3M Co.	4.000%	9/14/2048	1,182	931
	3M Co.	3.250%	8/26/2049	990	681
	3M Co.	3.700%	4/15/2050	545	401
	Acuity Brands Lighting Inc.	2.150%	12/15/2030	705	634
	AGCO Corp.	5.450%	3/21/2027	340	344
	AGCO Corp.	5.800%	3/21/2034	590	617
	Allegion plc	3.500%	10/1/2029	325	317
	Allegion US Holding Co. Inc.	3.550%	10/1/2027	350	347
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	760	793
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	1,036	946
[3]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	478	474
[3]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/2027	157	155
[3]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/2028	257	255
[3]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/2028	585	571
[3]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/2028	129	125
[3]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/2029	296	290
[3]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/2029	238	231
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/2032	154	146
	Amphenol Corp.	5.050%	4/5/2027	1,000	1,014
	Amphenol Corp.	3.800%	11/15/2027	550	550
	Amphenol Corp.	4.375%	6/12/2028	500	505
	Amphenol Corp.	3.900%	11/15/2028	500	499
	Amphenol Corp.	5.050%	4/5/2029	500	515
	Amphenol Corp.	4.350%	6/1/2029	300	303
	Amphenol Corp.	2.800%	2/15/2030	750	712
	Amphenol Corp.	4.125%	11/15/2030	787	783
	Amphenol Corp.	2.200%	9/15/2031	400	357
	Amphenol Corp.	4.400%	2/15/2033	927	917
	Amphenol Corp.	5.250%	4/5/2034	500	520
	Amphenol Corp.	5.000%	1/15/2035	525	535
	Amphenol Corp.	4.625%	2/15/2036	1,675	1,642
	Amphenol Corp.	5.375%	11/15/2054	350	339
	Amphenol Corp.	5.300%	11/15/2055	575	549
	Boeing Co.	2.700%	2/1/2027	1,715	1,690
	Boeing Co.	2.800%	3/1/2027	1,046	1,030
	Boeing Co.	5.040%	5/1/2027	1,760	1,778
	Boeing Co.	6.259%	5/1/2027	850	872
	Boeing Co.	3.250%	2/1/2028	1,350	1,327
	Boeing Co.	3.250%	3/1/2028	275	270
	Boeing Co.	3.450%	11/1/2028	1,000	979
	Boeing Co.	3.200%	3/1/2029	900	873
	Boeing Co.	6.298%	5/1/2029	925	982
	Boeing Co.	2.950%	2/1/2030	500	474
	Boeing Co.	5.150%	5/1/2030	3,288	3,378
	Boeing Co.	3.625%	2/1/2031	1,143	1,098
	Boeing Co.	6.388%	5/1/2031	850	922
	Boeing Co.	6.125%	2/15/2033	325	351
	Boeing Co.	3.600%	5/1/2034	585	532
	Boeing Co.	6.528%	5/1/2034	2,100	2,323
	Boeing Co.	3.250%	2/1/2035	600	525
	Boeing Co.	3.550%	3/1/2038	305	257
	Boeing Co.	3.500%	3/1/2039	200	163
	Boeing Co.	6.875%	3/15/2039	285	320
	Boeing Co.	5.875%	2/15/2040	545	561
	Boeing Co.	5.705%	5/1/2040	2,449	2,501
	Boeing Co.	3.375%	6/15/2046	450	318
	Boeing Co.	3.650%	3/1/2047	475	346
	Boeing Co.	3.625%	3/1/2048	400	285
	Boeing Co.	3.850%	11/1/2048	200	147
	Boeing Co.	3.750%	2/1/2050	1,100	800
	Boeing Co.	5.805%	5/1/2050	8,736	8,593
	Boeing Co.	6.858%	5/1/2054	2,900	3,250
	Boeing Co.	3.950%	8/1/2059	795	562
	Boeing Co.	5.930%	5/1/2060	1,422	1,393
	Boeing Co.	7.008%	5/1/2064	1,250	1,414
	Burlington Northern Santa Fe LLC	3.250%	6/15/2027	875	869
	Burlington Northern Santa Fe LLC	6.200%	8/15/2036	125	140
	Burlington Northern Santa Fe LLC	6.150%	5/1/2037	775	860
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	625	661
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	675	662

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	5.400%	6/1/2041	1,225	1,241
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	200	193
	Burlington Northern Santa Fe LLC	4.400%	3/15/2042	575	514
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	500	444
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	850	756
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	500	484
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	1,100	1,034
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	1,600	1,421
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	500	419
	Burlington Northern Santa Fe LLC	4.700%	9/1/2045	600	541
	Burlington Northern Santa Fe LLC	3.900%	8/1/2046	550	439
	Burlington Northern Santa Fe LLC	4.125%	6/15/2047	635	522
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	634	512
	Burlington Northern Santa Fe LLC	4.150%	12/15/2048	575	470
	Burlington Northern Santa Fe LLC	3.550%	2/15/2050	695	509
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	745	491
	Burlington Northern Santa Fe LLC	3.300%	9/15/2051	125	86
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	575	361
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	950	801
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	2,325	2,187
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	1,829	1,797
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	387	382
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	1,600	1,633
	Canadian National Railway Co.	4.200%	3/12/2031	825	823
	Canadian National Railway Co.	3.850%	8/5/2032	500	485
	Canadian National Railway Co.	4.750%	11/12/2035	645	644
	Canadian National Railway Co.	6.200%	6/1/2036	350	388
	Canadian National Railway Co.	3.200%	8/2/2046	650	470
	Canadian National Railway Co.	2.450%	5/1/2050	505	299
	Canadian National Railway Co.	6.125%	11/1/2053	200	214
	Canadian Pacific Railway Co.	1.750%	12/2/2026	750	735
	Canadian Pacific Railway Co.	2.875%	11/15/2029	550	526
	Canadian Pacific Railway Co.	2.050%	3/5/2030	400	367
	Canadian Pacific Railway Co.	4.800%	3/30/2030	255	261
	Canadian Pacific Railway Co.	7.125%	10/15/2031	275	312
	Canadian Pacific Railway Co.	2.450%	12/2/2031	930	837
	Canadian Pacific Railway Co.	5.200%	3/30/2035	120	123
	Canadian Pacific Railway Co.	5.950%	5/15/2037	375	404
	Canadian Pacific Railway Co.	3.000%	12/2/2041	2,000	1,494
	Canadian Pacific Railway Co.	4.300%	5/15/2043	500	433
	Canadian Pacific Railway Co.	4.800%	8/1/2045	275	253
	Canadian Pacific Railway Co.	4.950%	8/15/2045	500	464
	Canadian Pacific Railway Co.	4.700%	5/1/2048	82	72
	Canadian Pacific Railway Co.	3.500%	5/1/2050	455	328
	Canadian Pacific Railway Co.	3.100%	12/2/2051	1,469	975
	Canadian Pacific Railway Co.	6.125%	9/15/2115	830	829
	Carrier Global Corp.	2.493%	2/15/2027	1,475	1,451
	Carrier Global Corp.	2.722%	2/15/2030	2,625	2,472
	Carrier Global Corp.	2.700%	2/15/2031	390	361
	Carrier Global Corp.	5.900%	3/15/2034	663	711
	Carrier Global Corp.	3.377%	4/5/2040	1,224	988
	Carrier Global Corp.	3.577%	4/5/2050	611	450
	Carrier Global Corp.	6.200%	3/15/2054	521	563
	Caterpillar Financial Services Corp.	4.500%	1/7/2027	800	806
[3]	Caterpillar Financial Services Corp.	1.700%	1/8/2027	500	490
[3]	Caterpillar Financial Services Corp.	3.600%	8/12/2027	575	574
[3]	Caterpillar Financial Services Corp.	1.100%	9/14/2027	1,500	1,438
	Caterpillar Financial Services Corp.	4.400%	10/15/2027	100	101
	Caterpillar Financial Services Corp.	4.600%	11/15/2027	650	661
	Caterpillar Financial Services Corp.	4.400%	3/3/2028	300	303
[3]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	750	755
	Caterpillar Financial Services Corp.	3.950%	11/14/2028	300	301
	Caterpillar Financial Services Corp.	4.850%	2/27/2029	500	514
	Caterpillar Financial Services Corp.	4.700%	11/15/2029	400	410
	Caterpillar Financial Services Corp.	4.800%	1/8/2030	550	568
	Caterpillar Inc.	2.600%	4/9/2030	1,260	1,192
	Caterpillar Inc.	5.200%	5/15/2035	275	285
	Caterpillar Inc.	5.200%	5/27/2041	475	479
	Caterpillar Inc.	3.803%	8/15/2042	1,504	1,262
	Caterpillar Inc.	3.250%	9/19/2049	621	442

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Inc.	3.250%	4/9/2050	700	498
	Caterpillar Inc.	5.500%	5/15/2055	50	50
	Caterpillar Inc.	4.750%	5/15/2064	415	365
	CH Robinson Worldwide Inc.	4.200%	4/15/2028	125	125
	CNH Industrial Capital LLC	4.500%	10/8/2027	250	251
	CNH Industrial Capital LLC	4.750%	3/21/2028	250	253
	CNH Industrial Capital LLC	4.550%	4/10/2028	500	503
	CNH Industrial Capital LLC	5.500%	1/12/2029	500	516
	CNH Industrial Capital LLC	5.100%	4/20/2029	900	920
	CNH Industrial Capital LLC	4.500%	10/16/2030	750	750
[3]	CNH Industrial NV	3.850%	11/15/2027	375	374
	CSX Corp.	3.250%	6/1/2027	650	645
	CSX Corp.	3.800%	3/1/2028	1,275	1,273
	CSX Corp.	4.250%	3/15/2029	900	907
	CSX Corp.	2.400%	2/15/2030	1,150	1,076
	CSX Corp.	4.100%	11/15/2032	748	734
	CSX Corp.	5.200%	11/15/2033	500	521
	CSX Corp.	5.050%	6/15/2035	1,783	1,814
	CSX Corp.	6.150%	5/1/2037	1,000	1,098
	CSX Corp.	6.220%	4/30/2040	599	657
	CSX Corp.	5.500%	4/15/2041	725	740
	CSX Corp.	4.750%	5/30/2042	460	425
	CSX Corp.	4.400%	3/1/2043	93	82
	CSX Corp.	4.100%	3/15/2044	800	670
	CSX Corp.	3.800%	11/1/2046	400	313
	CSX Corp.	4.300%	3/1/2048	1,000	834
	CSX Corp.	4.750%	11/15/2048	595	529
	CSX Corp.	4.500%	3/15/2049	900	766
	CSX Corp.	3.800%	4/15/2050	605	461
	CSX Corp.	2.500%	5/15/2051	500	295
	CSX Corp.	4.500%	11/15/2052	1,378	1,169
	CSX Corp.	4.500%	8/1/2054	200	168
	CSX Corp.	4.250%	11/1/2066	500	383
	CSX Corp.	4.650%	3/1/2068	275	225
	Cummins Inc.	4.250%	5/9/2028	200	202
	Cummins Inc.	4.900%	2/20/2029	400	411
	Cummins Inc.	1.500%	9/1/2030	500	446
	Cummins Inc.	4.700%	2/15/2031	825	842
	Cummins Inc.	5.150%	2/20/2034	375	388
	Cummins Inc.	5.300%	5/9/2035	1,050	1,089
	Cummins Inc.	2.600%	9/1/2050	600	364
	Cummins Inc.	5.450%	2/20/2054	950	934
[8]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	150	154
	Deere & Co.	5.375%	10/16/2029	455	478
	Deere & Co.	3.100%	4/15/2030	770	742
	Deere & Co.	5.450%	1/16/2035	700	738
	Deere & Co.	3.900%	6/9/2042	250	215
	Deere & Co.	2.875%	9/7/2049	200	134
	Deere & Co.	3.750%	4/15/2050	650	508
	Deere & Co.	5.700%	1/19/2055	1,235	1,277
	Deere Funding Canada Corp.	4.150%	10/9/2030	691	691
	Delta Air Lines Inc.	4.950%	7/10/2028	558	568
	Delta Air Lines Inc.	5.250%	7/10/2030	515	529
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/2028	268	256
	Dover Corp.	2.950%	11/4/2029	575	549
	Dover Corp.	5.375%	3/1/2041	280	281
	Eaton Capital ULC	4.450%	5/9/2030	400	404
	Eaton Corp.	3.103%	9/15/2027	665	658
	Eaton Corp.	4.000%	11/2/2032	717	702
	Eaton Corp.	4.150%	3/15/2033	1,095	1,077
	Eaton Corp.	3.915%	9/15/2047	550	440
	Embraer Netherlands Finance BV	5.980%	2/11/2035	528	560
	Embraer Netherlands Finance BV	5.400%	1/9/2038	640	629
	Emerson Electric Co.	1.800%	10/15/2027	500	484
	Emerson Electric Co.	2.000%	12/21/2028	1,000	949
	Emerson Electric Co.	2.200%	12/21/2031	900	803
	Emerson Electric Co.	5.000%	3/15/2035	219	224
	Emerson Electric Co.	2.800%	12/21/2051	900	573
[3]	Federal Express Corp. Pass-Through Trust Series 2020-1	1.875%	2/20/2034	586	511
[3]	FedEx Corp.	3.400%	2/15/2028	1,000	985

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	FedEx Corp.	4.250%	5/15/2030	639	642
[3]	FedEx Corp.	2.400%	5/15/2031	450	407
[3]	FedEx Corp.	4.900%	1/15/2034	435	437
[3]	FedEx Corp.	3.900%	2/1/2035	200	185
[3]	FedEx Corp.	3.250%	5/15/2041	650	487
[3]	FedEx Corp.	3.875%	8/1/2042	435	345
[3]	FedEx Corp.	4.750%	11/15/2045	1,075	929
[3]	FedEx Corp.	4.550%	4/1/2046	1,020	858
[3]	FedEx Corp.	4.400%	1/15/2047	630	512
[3]	FedEx Corp.	4.050%	2/15/2048	810	619
[3]	FedEx Corp.	5.250%	5/15/2050	1,150	1,058
	Flowserve Corp.	3.500%	10/1/2030	500	477
	Fortive Corp.	4.300%	6/15/2046	425	350
	General Dynamics Corp.	3.500%	4/1/2027	350	349
	General Dynamics Corp.	3.750%	5/15/2028	705	706
	General Electric Co.	4.300%	7/29/2030	300	302
	General Electric Co.	4.900%	1/29/2036	4,730	4,799
	GXO Logistics Inc.	6.250%	5/6/2029	440	464
	GXO Logistics Inc.	2.650%	7/15/2031	500	450
	GXO Logistics Inc.	6.500%	5/6/2034	420	454
	HEICO Corp.	5.250%	8/1/2028	500	514
	HEICO Corp.	5.350%	8/1/2033	1,100	1,140
	Hexcel Corp.	4.200%	2/15/2027	189	188
	Hexcel Corp.	5.875%	2/26/2035	138	144
	Honeywell International Inc.	1.100%	3/1/2027	800	776
	Honeywell International Inc.	4.650%	7/30/2027	510	516
	Honeywell International Inc.	4.950%	2/15/2028	500	511
	Honeywell International Inc.	4.250%	1/15/2029	600	605
	Honeywell International Inc.	2.700%	8/15/2029	350	334
	Honeywell International Inc.	4.700%	2/1/2030	695	710
	Honeywell International Inc.	1.950%	6/1/2030	1,125	1,027
	Honeywell International Inc.	1.750%	9/1/2031	1,150	1,004
	Honeywell International Inc.	4.750%	2/1/2032	555	566
	Honeywell International Inc.	5.000%	2/15/2033	1,300	1,337
	Honeywell International Inc.	4.500%	1/15/2034	600	594
	Honeywell International Inc.	5.700%	3/15/2036	300	319
	Honeywell International Inc.	5.700%	3/15/2037	305	323
	Honeywell International Inc.	5.250%	3/1/2054	2,138	2,018
	Honeywell International Inc.	5.350%	3/1/2064	1,000	948
	Howmet Aerospace Inc.	3.000%	1/15/2029	1,225	1,188
	Howmet Aerospace Inc.	4.850%	10/15/2031	200	205
	Howmet Aerospace Inc.	4.550%	11/15/2032	571	573
	Howmet Aerospace Inc.	5.950%	2/1/2037	500	540
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	500	495
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	250	258
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	800	792
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	3,135	3,314
	IDEX Corp.	4.950%	9/1/2029	420	428
	IDEX Corp.	3.000%	5/1/2030	300	284
	Illinois Tool Works Inc.	3.900%	9/1/2042	1,545	1,305
	Ingersoll Rand Inc.	5.197%	6/15/2027	575	584
	Ingersoll Rand Inc.	5.400%	8/14/2028	300	310
	Ingersoll Rand Inc.	5.176%	6/15/2029	625	646
	Ingersoll Rand Inc.	5.314%	6/15/2031	500	523
	Ingersoll Rand Inc.	5.700%	8/14/2033	950	1,006
	Ingersoll Rand Inc.	5.450%	6/15/2034	625	650
	Ingersoll Rand Inc.	5.700%	6/15/2054	500	501
	Jacobs Engineering Group Inc.	6.350%	8/18/2028	500	526
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	500	527
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	471	448
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/2032	324	290
[3]	John Deere Capital Corp.	4.500%	1/8/2027	750	756
[3]	John Deere Capital Corp.	1.700%	1/11/2027	2,000	1,959
[3]	John Deere Capital Corp.	4.850%	3/5/2027	800	810
[3]	John Deere Capital Corp.	2.350%	3/8/2027	500	492
[3]	John Deere Capital Corp.	4.900%	6/11/2027	512	521
[3]	John Deere Capital Corp.	2.800%	9/8/2027	250	246
[3]	John Deere Capital Corp.	4.150%	9/15/2027	875	882
[3]	John Deere Capital Corp.	3.050%	1/6/2028	600	592
	John Deere Capital Corp.	4.650%	1/7/2028	450	458

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	John Deere Capital Corp.	4.750%	1/20/2028	850	866
[3]	John Deere Capital Corp.	4.900%	3/3/2028	500	512
[3]	John Deere Capital Corp.	1.500%	3/6/2028	500	477
[3]	John Deere Capital Corp.	4.250%	6/5/2028	450	455
[3]	John Deere Capital Corp.	4.950%	7/14/2028	800	821
[3]	John Deere Capital Corp.	3.450%	3/7/2029	623	615
[3]	John Deere Capital Corp.	4.850%	6/11/2029	431	443
[3]	John Deere Capital Corp.	2.800%	7/18/2029	490	471
[3]	John Deere Capital Corp.	2.450%	1/9/2030	3,535	3,340
[3]	John Deere Capital Corp.	4.550%	6/5/2030	650	661
[3]	John Deere Capital Corp.	4.700%	6/10/2030	500	512
[3]	John Deere Capital Corp.	4.375%	10/15/2030	500	505
	John Deere Capital Corp.	1.450%	1/15/2031	500	440
[3]	John Deere Capital Corp.	4.900%	3/7/2031	800	826
[3]	John Deere Capital Corp.	3.900%	6/7/2032	745	730
[3]	John Deere Capital Corp.	4.350%	9/15/2032	500	501
[3]	John Deere Capital Corp.	5.150%	9/8/2033	750	786
[3]	John Deere Capital Corp.	5.100%	4/11/2034	835	863
[3]	John Deere Capital Corp.	5.050%	6/12/2034	675	697
	Johnson Controls International plc	5.500%	4/19/2029	585	609
	Johnson Controls International plc	1.750%	9/15/2030	420	374
	Johnson Controls International plc	2.000%	9/16/2031	500	440
	Johnson Controls International plc	4.900%	12/1/2032	989	1,007
[3]	Johnson Controls International plc	4.625%	7/2/2044	200	177
	Kennametal Inc.	4.625%	6/15/2028	1,000	1,005
	Keysight Technologies Inc.	4.600%	4/6/2027	375	377
	Keysight Technologies Inc.	3.000%	10/30/2029	700	671
	Keysight Technologies Inc.	4.950%	10/15/2034	175	176
	Kirby Corp.	4.200%	3/1/2028	408	408
	L3Harris Technologies Inc.	3.850%	12/15/2026	831	830
	L3Harris Technologies Inc.	5.400%	1/15/2027	1,000	1,014
[3]	L3Harris Technologies Inc.	4.400%	6/15/2028	600	604
	L3Harris Technologies Inc.	5.050%	6/1/2029	635	652
	L3Harris Technologies Inc.	2.900%	12/15/2029	750	712
	L3Harris Technologies Inc.	1.800%	1/15/2031	600	530
	L3Harris Technologies Inc.	5.250%	6/1/2031	635	661
	L3Harris Technologies Inc.	5.400%	7/31/2033	1,500	1,562
	L3Harris Technologies Inc.	5.350%	6/1/2034	635	657
	L3Harris Technologies Inc.	4.854%	4/27/2035	100	100
	L3Harris Technologies Inc.	5.054%	4/27/2045	475	454
	L3Harris Technologies Inc.	5.600%	7/31/2053	1,080	1,071
	Lennox International Inc.	1.700%	8/1/2027	500	483
	LKQ Corp.	5.750%	6/15/2028	3,000	3,100
	Lockheed Martin Corp.	5.100%	11/15/2027	612	627
	Lockheed Martin Corp.	4.450%	5/15/2028	500	506
	Lockheed Martin Corp.	4.150%	8/15/2028	400	403
	Lockheed Martin Corp.	4.500%	2/15/2029	500	508
	Lockheed Martin Corp.	4.400%	8/15/2030	475	480
	Lockheed Martin Corp.	4.700%	12/15/2031	350	359
	Lockheed Martin Corp.	3.900%	6/15/2032	175	171
	Lockheed Martin Corp.	5.250%	1/15/2033	1,225	1,287
	Lockheed Martin Corp.	4.750%	2/15/2034	700	709
	Lockheed Martin Corp.	3.600%	3/1/2035	485	448
	Lockheed Martin Corp.	5.000%	8/15/2035	350	357
	Lockheed Martin Corp.	4.500%	5/15/2036	565	554
[3]	Lockheed Martin Corp.	6.150%	9/1/2036	452	503
	Lockheed Martin Corp.	5.720%	6/1/2040	316	340
	Lockheed Martin Corp.	4.070%	12/15/2042	1,131	966
	Lockheed Martin Corp.	3.800%	3/1/2045	750	601
	Lockheed Martin Corp.	4.700%	5/15/2046	1,050	950
	Lockheed Martin Corp.	2.800%	6/15/2050	700	443
	Lockheed Martin Corp.	4.090%	9/15/2052	622	493
	Lockheed Martin Corp.	4.150%	6/15/2053	210	168
	Lockheed Martin Corp.	5.700%	11/15/2054	1,000	1,007
	Lockheed Martin Corp.	5.200%	2/15/2055	1,050	987
	Lockheed Martin Corp.	4.300%	6/15/2062	300	236
	Lockheed Martin Corp.	5.900%	11/15/2063	1,235	1,275
	Lockheed Martin Corp.	5.200%	2/15/2064	500	463
	MasTec Inc.	5.900%	6/15/2029	325	339
	Norfolk Southern Corp.	7.800%	5/15/2027	100	105

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	3.150%	6/1/2027	125	124
	Norfolk Southern Corp.	3.800%	8/1/2028	2,950	2,935
	Norfolk Southern Corp.	2.550%	11/1/2029	338	319
	Norfolk Southern Corp.	5.050%	8/1/2030	500	518
	Norfolk Southern Corp.	3.000%	3/15/2032	550	507
	Norfolk Southern Corp.	4.450%	3/1/2033	420	419
	Norfolk Southern Corp.	5.550%	3/15/2034	500	528
	Norfolk Southern Corp.	5.100%	5/1/2035	300	306
	Norfolk Southern Corp.	4.837%	10/1/2041	565	533
	Norfolk Southern Corp.	3.950%	10/1/2042	425	353
	Norfolk Southern Corp.	4.450%	6/15/2045	725	626
	Norfolk Southern Corp.	4.650%	1/15/2046	300	266
	Norfolk Southern Corp.	3.942%	11/1/2047	850	671
	Norfolk Southern Corp.	4.100%	5/15/2049	615	491
	Norfolk Southern Corp.	3.400%	11/1/2049	330	234
	Norfolk Southern Corp.	3.050%	5/15/2050	1,600	1,052
	Norfolk Southern Corp.	2.900%	8/25/2051	520	327
	Norfolk Southern Corp.	4.050%	8/15/2052	634	492
	Norfolk Southern Corp.	3.700%	3/15/2053	350	255
	Norfolk Southern Corp.	4.550%	6/1/2053	720	607
	Norfolk Southern Corp.	5.350%	8/1/2054	2,555	2,437
	Norfolk Southern Corp.	3.155%	5/15/2055	1,811	1,164
	Norfolk Southern Corp.	5.950%	3/15/2064	500	511
	Norfolk Southern Corp.	5.100%	8/1/2118	300	260
	Norfolk Southern Corp.	4.100%	5/15/2121	500	346
	Northrop Grumman Corp.	3.200%	2/1/2027	675	670
	Northrop Grumman Corp.	3.250%	1/15/2028	3,400	3,355
	Northrop Grumman Corp.	4.600%	2/1/2029	400	406
	Northrop Grumman Corp.	4.400%	5/1/2030	1,540	1,553
	Northrop Grumman Corp.	4.650%	7/15/2030	400	407
	Northrop Grumman Corp.	4.700%	3/15/2033	750	757
	Northrop Grumman Corp.	4.900%	6/1/2034	700	709
	Northrop Grumman Corp.	5.050%	11/15/2040	245	242
	Northrop Grumman Corp.	4.750%	6/1/2043	776	714
	Northrop Grumman Corp.	3.850%	4/15/2045	105	84
	Northrop Grumman Corp.	4.030%	10/15/2047	2,418	1,940
	Northrop Grumman Corp.	5.250%	5/1/2050	795	750
	Northrop Grumman Corp.	4.950%	3/15/2053	750	676
	Northrop Grumman Corp.	5.200%	6/1/2054	1,000	934
	nVent Finance Sarl	4.550%	4/15/2028	300	302
	nVent Finance Sarl	5.650%	5/15/2033	500	522
	Oshkosh Corp.	4.600%	5/15/2028	400	405
	Oshkosh Corp.	3.100%	3/1/2030	80	76
	Otis Worldwide Corp.	2.293%	4/5/2027	600	588
	Otis Worldwide Corp.	5.250%	8/16/2028	600	618
	Otis Worldwide Corp.	2.565%	2/15/2030	1,400	1,310
	Otis Worldwide Corp.	5.125%	11/19/2031	200	207
	Otis Worldwide Corp.	5.131%	9/4/2035	200	204
	Otis Worldwide Corp.	3.112%	2/15/2040	611	481
	Otis Worldwide Corp.	3.362%	2/15/2050	550	391
	PACCAR Financial Corp.	5.000%	5/13/2027	750	763
	PACCAR Financial Corp.	4.250%	6/23/2027	500	504
	PACCAR Financial Corp.	4.450%	8/6/2027	575	582
	PACCAR Financial Corp.	4.550%	3/3/2028	500	508
	PACCAR Financial Corp.	4.000%	8/8/2028	500	503
[3]	PACCAR Financial Corp.	4.000%	11/7/2028	352	353
[3]	PACCAR Financial Corp.	4.600%	1/31/2029	500	509
	PACCAR Financial Corp.	4.000%	9/26/2029	750	751
	PACCAR Financial Corp.	4.550%	5/8/2030	725	738
[3]	PACCAR Financial Corp.	5.000%	3/22/2034	500	517
	Parker-Hannifin Corp.	3.250%	3/1/2027	1,879	1,866
	Parker-Hannifin Corp.	4.250%	9/15/2027	1,043	1,050
	Parker-Hannifin Corp.	3.250%	6/14/2029	1,000	973
[3]	Parker-Hannifin Corp.	4.200%	11/21/2034	200	194
[3]	Parker-Hannifin Corp.	6.250%	5/15/2038	165	182
[3]	Parker-Hannifin Corp.	4.450%	11/21/2044	420	368
	Parker-Hannifin Corp.	4.100%	3/1/2047	500	410
	Parker-Hannifin Corp.	4.000%	6/14/2049	950	763
	Precision Castparts Corp.	3.900%	1/15/2043	375	313
	Precision Castparts Corp.	4.375%	6/15/2045	275	239

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regal Rexnord Corp.	6.050%	4/15/2028	1,050	1,086
[3]	Regal Rexnord Corp.	6.300%	2/15/2030	820	869
	Regal Rexnord Corp.	6.400%	4/15/2033	1,060	1,140
	Republic Services Inc.	4.875%	4/1/2029	500	512
	Republic Services Inc.	5.000%	11/15/2029	500	517
	Republic Services Inc.	2.300%	3/1/2030	725	674
	Republic Services Inc.	4.750%	7/15/2030	126	129
	Republic Services Inc.	1.450%	2/15/2031	500	436
	Republic Services Inc.	1.750%	2/15/2032	625	539
	Republic Services Inc.	2.375%	3/15/2033	1,000	873
	Republic Services Inc.	5.000%	4/1/2034	500	512
	Republic Services Inc.	5.150%	3/15/2035	1,243	1,283
	Republic Services Inc.	6.200%	3/1/2040	125	138
	Republic Services Inc.	5.700%	5/15/2041	300	315
	Republic Services Inc.	3.050%	3/1/2050	650	440
	Rockwell Automation Inc.	3.500%	3/1/2029	350	344
	Rockwell Automation Inc.	1.750%	8/15/2031	500	437
	Rockwell Automation Inc.	4.200%	3/1/2049	575	478
	Rockwell Automation Inc.	2.800%	8/15/2061	500	288
	RTX Corp.	3.500%	3/15/2027	2,885	2,871
	RTX Corp.	3.125%	5/4/2027	975	965
	RTX Corp.	7.200%	8/15/2027	75	79
	RTX Corp.	4.125%	11/16/2028	3,445	3,456
	RTX Corp.	2.250%	7/1/2030	1,300	1,197
	RTX Corp.	6.000%	3/15/2031	870	937
	RTX Corp.	1.900%	9/1/2031	925	812
	RTX Corp.	2.375%	3/15/2032	200	178
	RTX Corp.	5.150%	2/27/2033	850	880
	RTX Corp.	6.100%	3/15/2034	919	1,006
	RTX Corp.	5.400%	5/1/2035	500	526
	RTX Corp.	6.050%	6/1/2036	585	637
	RTX Corp.	6.125%	7/15/2038	463	506
	RTX Corp.	4.450%	11/16/2038	810	760
	RTX Corp.	5.700%	4/15/2040	480	503
	RTX Corp.	4.875%	10/15/2040	225	218
	RTX Corp.	4.500%	6/1/2042	2,857	2,580
	RTX Corp.	4.800%	12/15/2043	285	261
	RTX Corp.	4.150%	5/15/2045	694	579
	RTX Corp.	3.750%	11/1/2046	900	697
	RTX Corp.	4.350%	4/15/2047	780	659
	RTX Corp.	4.050%	5/4/2047	511	412
	RTX Corp.	4.625%	11/16/2048	1,500	1,305
	RTX Corp.	3.125%	7/1/2050	863	580
	RTX Corp.	2.820%	9/1/2051	925	576
	RTX Corp.	3.030%	3/15/2052	950	619
	RTX Corp.	5.375%	2/27/2053	640	614
	RTX Corp.	6.400%	3/15/2054	1,821	2,001
[3]	Ryder System Inc.	2.900%	12/1/2026	325	322
[3]	Ryder System Inc.	2.850%	3/1/2027	200	197
[3]	Ryder System Inc.	5.300%	3/15/2027	600	609
[3]	Ryder System Inc.	5.650%	3/1/2028	500	516
[3]	Ryder System Inc.	5.250%	6/1/2028	500	513
	Ryder System Inc.	6.300%	12/1/2028	500	530
[3]	Ryder System Inc.	5.375%	3/15/2029	1,000	1,035
[3]	Ryder System Inc.	5.500%	6/1/2029	500	521
[3]	Ryder System Inc.	4.950%	9/1/2029	500	511
[3]	Ryder System Inc.	4.900%	12/1/2029	300	306
	Ryder System Inc.	5.000%	3/15/2030	302	309
[3]	Ryder System Inc.	4.850%	6/15/2030	100	102
	Ryder System Inc.	4.300%	12/1/2030	300	299
	Ryder System Inc.	6.600%	12/1/2033	500	558
	Southwest Airlines Co.	5.125%	6/15/2027	1,925	1,949
	Southwest Airlines Co.	3.450%	11/16/2027	540	532
	Southwest Airlines Co.	4.375%	11/15/2028	300	301
	Southwest Airlines Co.	2.625%	2/10/2030	400	372
	Southwest Airlines Co.	5.250%	11/15/2035	425	416
	Teledyne Technologies Inc.	2.250%	4/1/2028	500	481
	Teledyne Technologies Inc.	2.750%	4/1/2031	900	833
	Textron Inc.	3.650%	3/15/2027	2,044	2,033
	Textron Inc.	3.375%	3/1/2028	325	320

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Textron Inc.	6.100%	11/15/2033	500	539
	Textron Inc.	5.500%	5/15/2035	455	471
	Textron Inc.	4.950%	3/15/2036	600	596
	Timken Co.	4.500%	12/15/2028	400	404
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	600	625
	Trane Technologies Financing Ltd.	5.100%	6/13/2034	500	512
	Trane Technologies Holdco Inc.	3.750%	8/21/2028	1,200	1,196
	Trane Technologies Holdco Inc.	5.750%	6/15/2043	415	431
	Trimble Inc.	4.900%	6/15/2028	400	406
	Triton Container International Ltd.	3.250%	3/15/2032	500	453
	Tyco Electronics Group SA	3.125%	8/15/2027	450	446
	Tyco Electronics Group SA	2.500%	2/4/2032	500	448
	Tyco Electronics Group SA	7.125%	10/1/2037	550	649
	Union Pacific Corp.	2.150%	2/5/2027	707	694
	Union Pacific Corp.	3.000%	4/15/2027	240	238
	Union Pacific Corp.	2.400%	2/5/2030	825	772
	Union Pacific Corp.	2.375%	5/20/2031	500	459
	Union Pacific Corp.	2.800%	2/14/2032	500	459
	Union Pacific Corp.	3.375%	2/1/2035	900	813
	Union Pacific Corp.	5.100%	2/20/2035	489	504
	Union Pacific Corp.	3.600%	9/15/2037	428	380
	Union Pacific Corp.	4.050%	3/1/2046	500	407
	Union Pacific Corp.	3.350%	8/15/2046	550	400
	Union Pacific Corp.	3.250%	2/5/2050	850	587
	Union Pacific Corp.	3.799%	10/1/2051	682	515
	Union Pacific Corp.	2.950%	3/10/2052	500	319
	Union Pacific Corp.	4.950%	9/9/2052	521	474
	Union Pacific Corp.	5.600%	12/1/2054	240	239
	Union Pacific Corp.	3.839%	3/20/2060	1,106	798
	Union Pacific Corp.	3.550%	5/20/2061	545	365
	Union Pacific Corp.	2.973%	9/16/2062	875	513
	Union Pacific Corp.	4.100%	9/15/2067	350	259
	Union Pacific Corp.	3.750%	2/5/2070	1,000	675
	Union Pacific Corp.	3.799%	4/6/2071	1,150	788
	Union Pacific Corp.	3.850%	2/14/2072	500	346
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	869	891
[3]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	1,003	1,048
[3]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/2037	570	584
[3]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/2028	318	310
[3]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/2028	602	581
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/2031	317	311
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/2032	347	319
[3]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	816	839
	United Parcel Service Inc.	2.500%	9/1/2029	400	379
	United Parcel Service Inc.	4.450%	4/1/2030	1,000	1,018
	United Parcel Service Inc.	4.650%	10/15/2030	275	282
	United Parcel Service Inc.	4.875%	3/3/2033	650	669
	United Parcel Service Inc.	5.150%	5/22/2034	750	779
	United Parcel Service Inc.	5.250%	5/14/2035	250	259
	United Parcel Service Inc.	6.200%	1/15/2038	1,505	1,660
	United Parcel Service Inc.	5.200%	4/1/2040	465	468
	United Parcel Service Inc.	4.250%	3/15/2049	666	549
	United Parcel Service Inc.	3.400%	9/1/2049	200	142
	United Parcel Service Inc.	5.300%	4/1/2050	2,795	2,674
	United Parcel Service Inc.	5.050%	3/3/2053	650	595
	United Parcel Service Inc.	5.950%	5/14/2055	1,150	1,187
	United Parcel Service Inc.	5.600%	5/22/2064	500	482
	United Parcel Service Inc.	6.050%	5/14/2065	350	361
	Valmont Industries Inc.	5.000%	10/1/2044	475	437
	Valmont Industries Inc.	5.250%	10/1/2054	300	279
	Veralto Corp.	5.350%	9/18/2028	600	618
	Veralto Corp.	5.450%	9/18/2033	600	626
	Vontier Corp.	2.400%	4/1/2028	500	479
	Vontier Corp.	2.950%	4/1/2031	500	459
	Waste Connections Inc.	4.250%	12/1/2028	391	394
	Waste Connections Inc.	3.500%	5/1/2029	950	934
	Waste Connections Inc.	2.600%	2/1/2030	500	471
	Waste Connections Inc.	2.200%	1/15/2032	700	618
	Waste Connections Inc.	4.200%	1/15/2033	639	626
	Waste Connections Inc.	5.000%	3/1/2034	470	479

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Waste Connections Inc.	5.250%	9/1/2035	375	388
Waste Connections Inc.	3.050%	4/1/2050	300	200
Waste Connections Inc.	2.950%	1/15/2052	700	453
Waste Management Inc.	4.950%	7/3/2027	375	381
Waste Management Inc.	3.150%	11/15/2027	1,600	1,582
Waste Management Inc.	1.150%	3/15/2028	500	471
Waste Management Inc.	4.500%	3/15/2028	850	861
Waste Management Inc.	4.650%	3/15/2030	1,000	1,019
Waste Management Inc.	1.500%	3/15/2031	1,400	1,222
Waste Management Inc.	4.950%	7/3/2031	325	336
Waste Management Inc.	4.800%	3/15/2032	1,000	1,023
Waste Management Inc.	4.625%	2/15/2033	250	253
Waste Management Inc.	4.875%	2/15/2034	725	744
Waste Management Inc.	4.950%	3/15/2035	1,700	1,726
Waste Management Inc.	2.950%	6/1/2041	500	381
Waste Management Inc.	4.150%	7/15/2049	325	269
Waste Management Inc.	2.500%	11/15/2050	500	299
Waste Management Inc.	5.350%	10/15/2054	400	389
Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	750	759
Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	200	205
Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	470	494
Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	725	756
WW Grainger Inc.	4.600%	6/15/2045	905	816
WW Grainger Inc.	3.750%	5/15/2046	325	257
WW Grainger Inc.	4.200%	5/15/2047	350	294
Xylem Inc.	1.950%	1/30/2028	250	240
Xylem Inc.	2.250%	1/30/2031	400	363
Xylem Inc.	4.375%	11/1/2046	475	403
				409,387
Materials (0.3%)
Air Products and Chemicals Inc.	1.850%	5/15/2027	150	146
Air Products and Chemicals Inc.	4.600%	2/8/2029	450	458
Air Products and Chemicals Inc.	2.050%	5/15/2030	700	644
Air Products and Chemicals Inc.	4.800%	3/3/2033	400	407
Air Products and Chemicals Inc.	4.850%	2/8/2034	1,240	1,260
Air Products and Chemicals Inc.	2.700%	5/15/2040	600	450
Air Products and Chemicals Inc.	2.800%	5/15/2050	1,000	638
Albemarle Corp.	4.650%	6/1/2027	500	503
Albemarle Corp.	5.050%	6/1/2032	500	503
Albemarle Corp.	5.450%	12/1/2044	325	297
Albemarle Corp.	5.650%	6/1/2052	365	329
Amcor Finance USA Inc.	4.500%	5/15/2028	500	503
Amcor Finance USA Inc.	5.625%	5/26/2033	582	608
Amcor Flexibles North America Inc.	4.800%	3/17/2028	312	316
Amcor Flexibles North America Inc.	5.100%	3/17/2030	417	428
Amcor Flexibles North America Inc.	2.630%	6/19/2030	500	463
Amcor Flexibles North America Inc.	2.690%	5/25/2031	500	457
Amcor Flexibles North America Inc.	5.500%	3/17/2035	3,522	3,641
Amcor Group Finance plc	5.450%	5/23/2029	500	517
Amrize Finance US LLC	4.600%	4/7/2027	131	132
Amrize Finance US LLC	4.700%	4/7/2028	131	132
Amrize Finance US LLC	4.950%	4/7/2030	185	189
Amrize Finance US LLC	5.400%	4/7/2035	1,243	1,282
AngloGold Ashanti Holdings plc	3.375%	11/1/2028	750	729
AngloGold Ashanti Holdings plc	3.750%	10/1/2030	700	671
AptarGroup Inc.	4.750%	3/30/2031	476	479
ArcelorMittal SA	6.550%	11/29/2027	1,035	1,078
ArcelorMittal SA	4.250%	7/16/2029	400	400
ArcelorMittal SA	6.800%	11/29/2032	700	784
ArcelorMittal SA	6.000%	6/17/2034	585	629
ArcelorMittal SA	7.000%	10/15/2039	809	912
ArcelorMittal SA	6.750%	3/1/2041	180	197
ArcelorMittal SA	6.350%	6/17/2054	600	631
Barrick Mining Corp.	6.450%	10/15/2035	375	414
Barrick North America Finance LLC	5.700%	5/30/2041	770	783
Barrick North America Finance LLC	5.750%	5/1/2043	850	863
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/2039	675	710
Berry Global Inc.	1.650%	1/15/2027	1,000	975
Berry Global Inc.	5.500%	4/15/2028	500	515

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Berry Global Inc.	5.800%	6/15/2031	675	713
Berry Global Inc.	5.650%	1/15/2034	3,055	3,185
BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	850	863
BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	500	514
BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	432	445
BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	700	729
BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	278	288
BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	550	561
BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	1,200	1,246
BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	487	503
BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	2,500	2,532
BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	1,050	907
BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	450	447
BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	300	306
Cabot Corp.	4.000%	7/1/2029	240	237
Carlisle Cos. Inc.	3.750%	12/1/2027	650	647
Carlisle Cos. Inc.	2.750%	3/1/2030	675	637
Carlisle Cos. Inc.	5.250%	9/15/2035	95	97
Carlisle Cos. Inc.	5.550%	9/15/2040	275	278
Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	300	297
Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	350	313
CF Industries Inc.	5.150%	3/15/2034	700	703
CF Industries Inc.	5.300%	11/26/2035	500	499
CF Industries Inc.	4.950%	6/1/2043	505	451
CF Industries Inc.	5.375%	3/15/2044	700	655
CRH America Finance Inc.	4.400%	2/9/2031	586	586
CRH America Finance Inc.	5.400%	5/21/2034	625	648
CRH America Finance Inc.	5.500%	1/9/2035	1,050	1,094
CRH America Finance Inc.	5.000%	2/9/2036	708	711
CRH America Finance Inc.	5.875%	1/9/2055	300	307
CRH America Finance Inc.	5.600%	2/9/2056	275	270
CRH SMW Finance DAC	5.200%	5/21/2029	625	645
CRH SMW Finance DAC	5.125%	1/9/2030	1,665	1,716
Dow Chemical Co.	2.100%	11/15/2030	530	469
Dow Chemical Co.	6.300%	3/15/2033	400	424
Dow Chemical Co.	5.150%	2/15/2034	400	397
Dow Chemical Co.	4.250%	10/1/2034	386	352
Dow Chemical Co.	5.350%	3/15/2035	309	306
Dow Chemical Co.	9.400%	5/15/2039	556	717
Dow Chemical Co.	5.250%	11/15/2041	375	339
Dow Chemical Co.	4.375%	11/15/2042	1,300	1,029
Dow Chemical Co.	5.550%	11/30/2048	1,075	944
Dow Chemical Co.	4.800%	5/15/2049	725	569
Dow Chemical Co.	3.600%	11/15/2050	1,000	645
Dow Chemical Co.	6.900%	5/15/2053	700	718
Dow Chemical Co.	5.600%	2/15/2054	400	347
Dow Chemical Co.	5.950%	3/15/2055	344	312
Eagle Materials Inc.	2.500%	7/1/2031	500	454
Eagle Materials Inc.	5.000%	3/15/2036	400	392
Eastman Chemical Co.	4.500%	12/1/2028	125	126
Eastman Chemical Co.	5.000%	8/1/2029	341	348
Eastman Chemical Co.	5.750%	3/8/2033	3,465	3,635
Eastman Chemical Co.	5.625%	2/20/2034	300	310
Ecolab Inc.	3.250%	12/1/2027	1,400	1,389
Ecolab Inc.	4.800%	3/24/2030	700	718
Ecolab Inc.	1.300%	1/30/2031	500	435
Ecolab Inc.	2.125%	2/1/2032	300	265
Ecolab Inc.	5.000%	9/1/2035	200	204
Ecolab Inc.	2.700%	12/15/2051	710	439
EIDP Inc.	2.300%	7/15/2030	400	370
EIDP Inc.	5.125%	5/15/2032	225	231
EIDP Inc.	4.800%	5/15/2033	500	499
Freeport-McMoRan Inc.	5.000%	9/1/2027	500	501
Freeport-McMoRan Inc.	4.125%	3/1/2028	645	643
Freeport-McMoRan Inc.	4.375%	8/1/2028	600	600
Freeport-McMoRan Inc.	5.250%	9/1/2029	500	509
Freeport-McMoRan Inc.	4.250%	3/1/2030	500	496
Freeport-McMoRan Inc.	4.625%	8/1/2030	700	705
Freeport-McMoRan Inc.	5.400%	11/14/2034	600	619
Freeport-McMoRan Inc.	5.450%	3/15/2043	1,450	1,404

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia-Pacific LLC	8.875%	5/15/2031	700	849
	Gerdau Trade Inc.	5.750%	6/9/2035	500	517
	International Flavors & Fragrances Inc.	4.450%	9/26/2028	415	418
	International Flavors & Fragrances Inc.	5.000%	9/26/2048	412	364
	International Paper Co.	5.000%	9/15/2035	150	149
	International Paper Co.	6.000%	11/15/2041	1,100	1,139
	International Paper Co.	4.800%	6/15/2044	850	748
	International Paper Co.	4.400%	8/15/2047	560	459
	International Paper Co.	4.350%	8/15/2048	800	646
	Kinross Gold Corp.	6.250%	7/15/2033	500	546
	Linde Inc.	1.100%	8/10/2030	500	439
	Linde Inc.	3.550%	11/7/2042	300	240
	Linde Inc.	2.000%	8/10/2050	700	373
	LYB International Finance BV	5.250%	7/15/2043	700	604
	LYB International Finance BV	4.875%	3/15/2044	840	698
	LYB International Finance III LLC	2.250%	10/1/2030	400	356
	LYB International Finance III LLC	5.125%	1/15/2031	140	141
	LYB International Finance III LLC	5.625%	5/15/2033	156	158
	LYB International Finance III LLC	5.500%	3/1/2034	490	485
	LYB International Finance III LLC	6.150%	5/15/2035	150	154
	LYB International Finance III LLC	5.875%	1/15/2036	500	498
	LYB International Finance III LLC	3.375%	10/1/2040	600	435
	LYB International Finance III LLC	4.200%	10/15/2049	870	625
	LYB International Finance III LLC	4.200%	5/1/2050	850	607
	LYB International Finance III LLC	3.800%	10/1/2060	400	249
	LyondellBasell Industries NV	4.625%	2/26/2055	910	689
	Martin Marietta Materials Inc.	3.450%	6/1/2027	500	497
[3]	Martin Marietta Materials Inc.	2.500%	3/15/2030	375	349
	Martin Marietta Materials Inc.	2.400%	7/15/2031	856	772
	Martin Marietta Materials Inc.	5.150%	12/1/2034	300	306
	Martin Marietta Materials Inc.	4.250%	12/15/2047	600	495
	Martin Marietta Materials Inc.	3.200%	7/15/2051	743	500
	Martin Marietta Materials Inc.	5.500%	12/1/2054	750	724
	Mosaic Co.	4.050%	11/15/2027	600	600
	Mosaic Co.	5.375%	11/15/2028	300	309
	Mosaic Co.	4.350%	1/15/2029	563	564
	Mosaic Co.	4.600%	11/15/2030	563	564
	Mosaic Co.	5.450%	11/15/2033	400	411
	Mosaic Co.	4.875%	11/15/2041	400	361
	Mosaic Co.	5.625%	11/15/2043	425	409
	NewMarket Corp.	2.700%	3/18/2031	500	457
	Newmont Corp.	2.600%	7/15/2032	800	729
	Newmont Corp.	5.350%	3/15/2034	8,550	8,955
[3]	Newmont Corp.	5.875%	4/1/2035	725	783
	Newmont Corp.	5.450%	6/9/2044	500	497
	Newmont Corp.	4.200%	5/13/2050	400	326
	Nucor Corp.	4.300%	5/23/2027	250	252
	Nucor Corp.	2.700%	6/1/2030	300	282
	Nucor Corp.	4.650%	6/1/2030	378	386
	Nucor Corp.	3.125%	4/1/2032	500	464
	Nucor Corp.	5.100%	6/1/2035	962	984
	Nucor Corp.	6.400%	12/1/2037	400	448
	Nucor Corp.	3.850%	4/1/2052	200	153
	Nucor Corp.	2.979%	12/15/2055	1,230	764
	Nutrien Ltd.	4.000%	12/15/2026	500	500
	Nutrien Ltd.	5.200%	6/21/2027	400	407
	Nutrien Ltd.	4.900%	3/27/2028	300	305
	Nutrien Ltd.	2.950%	5/13/2030	3,225	3,049
	Nutrien Ltd.	5.250%	3/12/2032	471	485
	Nutrien Ltd.	5.400%	6/21/2034	500	515
	Nutrien Ltd.	4.900%	6/1/2043	425	387
	Nutrien Ltd.	5.250%	1/15/2045	286	267
	Nutrien Ltd.	5.800%	3/27/2053	3,519	3,513
	Packaging Corp. of America	3.400%	12/15/2027	400	396
	Packaging Corp. of America	3.000%	12/15/2029	950	909
	Packaging Corp. of America	5.200%	8/15/2035	238	242
	Packaging Corp. of America	4.050%	12/15/2049	600	476
	Packaging Corp. of America	3.050%	10/1/2051	100	65
	PPG Industries Inc.	2.550%	6/15/2030	600	559
	PPG Industries Inc.	4.375%	3/15/2031	923	922

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Reliance Inc.	2.150%	8/15/2030	800	724
	Rio Tinto Alcan Inc.	6.125%	12/15/2033	725	793
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	1,400	867
	Rio Tinto Finance USA plc	4.375%	3/12/2027	101	102
	Rio Tinto Finance USA plc	4.500%	3/14/2028	336	340
	Rio Tinto Finance USA plc	4.875%	3/14/2030	604	620
	Rio Tinto Finance USA plc	5.000%	3/14/2032	411	424
	Rio Tinto Finance USA plc	5.250%	3/14/2035	411	424
	Rio Tinto Finance USA plc	4.750%	3/22/2042	1,100	1,026
	Rio Tinto Finance USA plc	4.125%	8/21/2042	619	532
	Rio Tinto Finance USA plc	5.125%	3/9/2053	1,510	1,407
	Rio Tinto Finance USA plc	5.875%	3/14/2065	237	244
	RPM International Inc.	3.750%	3/15/2027	150	149
	RPM International Inc.	4.550%	3/1/2029	275	278
	RPM International Inc.	2.950%	1/15/2032	250	226
	RPM International Inc.	5.250%	6/1/2045	75	71
	RPM International Inc.	4.250%	1/15/2048	450	368
	Sherwin-Williams Co.	3.450%	6/1/2027	300	298
[3]	Sherwin-Williams Co.	4.550%	3/1/2028	500	506
	Sherwin-Williams Co.	2.950%	8/15/2029	700	671
	Sherwin-Williams Co.	2.300%	5/15/2030	500	461
	Sherwin-Williams Co.	4.800%	9/1/2031	200	205
	Sherwin-Williams Co.	2.200%	3/15/2032	500	438
	Sherwin-Williams Co.	5.150%	8/15/2035	491	500
	Sherwin-Williams Co.	4.000%	12/15/2042	220	181
	Sherwin-Williams Co.	4.550%	8/1/2045	270	231
	Sherwin-Williams Co.	4.500%	6/1/2047	1,100	938
	Sherwin-Williams Co.	3.800%	8/15/2049	504	377
	Sherwin-Williams Co.	3.300%	5/15/2050	400	273
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	550	568
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	840	870
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	2,155	2,165
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	2,350	2,423
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	3,495	3,520
	Sonoco Products Co.	4.600%	9/1/2029	1,525	1,538
	Sonoco Products Co.	3.125%	5/1/2030	1,425	1,348
	Sonoco Products Co.	5.000%	9/1/2034	400	396
	Southern Copper Corp.	7.500%	7/27/2035	850	1,000
	Southern Copper Corp.	6.750%	4/16/2040	1,250	1,410
	Southern Copper Corp.	5.250%	11/8/2042	938	896
	Southern Copper Corp.	5.875%	4/23/2045	1,280	1,311
	Steel Dynamics Inc.	1.650%	10/15/2027	1,300	1,250
	Steel Dynamics Inc.	4.000%	12/15/2028	300	300
	Steel Dynamics Inc.	3.250%	1/15/2031	1,300	1,235
	Steel Dynamics Inc.	5.375%	8/15/2034	455	471
	Steel Dynamics Inc.	5.250%	5/15/2035	1,217	1,242
	Steel Dynamics Inc.	5.750%	5/15/2055	288	287
	Suzano Austria GmbH	6.000%	1/15/2029	1,050	1,081
	Suzano Austria GmbH	5.000%	1/15/2030	1,200	1,200
	Suzano Austria GmbH	3.750%	1/15/2031	1,020	961
	Suzano Austria GmbH	3.125%	1/15/2032	850	759
	Suzano Netherlands BV	5.500%	1/15/2036	1,303	1,289
	Vale Overseas Ltd.	6.125%	6/12/2033	700	748
	Vale Overseas Ltd.	8.250%	1/17/2034	375	450
	Vale Overseas Ltd.	6.875%	11/21/2036	1,480	1,668
	Vale Overseas Ltd.	6.875%	11/10/2039	1,110	1,256
	Vale Overseas Ltd.	6.400%	6/28/2054	1,350	1,375
	Vale SA	5.625%	9/11/2042	238	239
	Vulcan Materials Co.	4.950%	12/1/2029	350	359
	Vulcan Materials Co.	3.500%	6/1/2030	575	557
	Vulcan Materials Co.	5.350%	12/1/2034	650	674
	Vulcan Materials Co.	4.500%	6/15/2047	1,050	898
	Vulcan Materials Co.	5.700%	12/1/2054	625	623
	Westlake Corp.	3.375%	6/15/2030	400	382
	Westlake Corp.	5.550%	11/15/2035	444	444
	Westlake Corp.	2.875%	8/15/2041	350	240
	Westlake Corp.	5.000%	8/15/2046	575	494
	Westlake Corp.	4.375%	11/15/2047	435	338
	Westlake Corp.	3.125%	8/15/2051	500	302
	Westlake Corp.	6.375%	11/15/2055	1,048	1,031

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westlake Corp.	3.375%	8/15/2061	400	235
	WestRock MWV LLC	8.200%	1/15/2030	475	541
	WestRock MWV LLC	7.950%	2/15/2031	275	315
	WRKCo Inc.	4.000%	3/15/2028	800	798
	WRKCo Inc.	3.900%	6/1/2028	607	604
	WRKCo Inc.	4.900%	3/15/2029	825	840
	WRKCo Inc.	4.200%	6/1/2032	700	680
	Yamana Gold Inc.	2.630%	8/15/2031	180	162
					177,334
Real Estate (0.3%)
	Agree LP	2.000%	6/15/2028	500	477
	Agree LP	4.800%	10/1/2032	500	504
	Agree LP	2.600%	6/15/2033	500	432
	Agree LP	5.600%	6/15/2035	875	916
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	350	348
	Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	200	200
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1,529	1,435
	Alexandria Real Estate Equities Inc.	4.700%	7/1/2030	500	503
	Alexandria Real Estate Equities Inc.	4.900%	12/15/2030	388	393
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	600	561
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	715	612
	Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	500	482
	Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	750	762
	Alexandria Real Estate Equities Inc.	4.850%	4/15/2049	200	169
	Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	565	421
	Alexandria Real Estate Equities Inc.	3.000%	5/18/2051	500	305
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	865	587
	Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	200	174
	Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	500	468
	American Assets Trust LP	3.375%	2/1/2031	500	456
	American Assets Trust LP	6.150%	10/1/2034	400	406
	American Homes 4 Rent LP	4.900%	2/15/2029	725	737
	American Homes 4 Rent LP	2.375%	7/15/2031	675	603
	American Homes 4 Rent LP	3.625%	4/15/2032	500	473
	American Homes 4 Rent LP	5.500%	2/1/2034	490	507
	American Homes 4 Rent LP	5.500%	7/15/2034	425	439
	American Homes 4 Rent LP	5.250%	3/15/2035	425	432
	American Homes 4 Rent LP	3.375%	7/15/2051	500	338
	American Tower Corp.	2.750%	1/15/2027	2,709	2,673
	American Tower Corp.	3.125%	1/15/2027	975	966
	American Tower Corp.	3.650%	3/15/2027	600	597
	American Tower Corp.	3.550%	7/15/2027	1,100	1,092
	American Tower Corp.	3.600%	1/15/2028	500	495
	American Tower Corp.	1.500%	1/31/2028	1,000	949
	American Tower Corp.	5.800%	11/15/2028	600	626
	American Tower Corp.	5.200%	2/15/2029	500	515
	American Tower Corp.	3.800%	8/15/2029	1,475	1,452
	American Tower Corp.	2.900%	1/15/2030	1,490	1,415
	American Tower Corp.	4.900%	3/15/2030	507	518
	American Tower Corp.	2.100%	6/15/2030	560	508
	American Tower Corp.	1.875%	10/15/2030	1,000	892
	American Tower Corp.	2.700%	4/15/2031	500	459
	American Tower Corp.	2.300%	9/15/2031	550	489
	American Tower Corp.	4.050%	3/15/2032	600	584
	American Tower Corp.	5.550%	7/15/2033	475	497
	American Tower Corp.	5.450%	2/15/2034	195	202
	American Tower Corp.	5.400%	1/31/2035	1,054	1,085
	American Tower Corp.	5.350%	3/15/2035	400	410
	American Tower Corp.	3.700%	10/15/2049	500	371
	American Tower Corp.	3.100%	6/15/2050	1,060	696
	American Tower Corp.	2.950%	1/15/2051	1,500	952
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	320	322
	Americold Realty Operating Partnership LP	5.409%	9/12/2034	315	307
[3]	AvalonBay Communities Inc.	3.200%	1/15/2028	350	345
[3]	AvalonBay Communities Inc.	2.300%	3/1/2030	500	463
	AvalonBay Communities Inc.	4.350%	12/1/2030	369	370
[3]	AvalonBay Communities Inc.	2.450%	1/15/2031	855	782
	AvalonBay Communities Inc.	2.050%	1/15/2032	1,500	1,317
	AvalonBay Communities Inc.	5.300%	12/7/2033	500	521

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AvalonBay Communities Inc.	5.350%	6/1/2034	300	312
	AvalonBay Communities Inc.	5.000%	8/1/2035	500	505
[3]	AvalonBay Communities Inc.	3.900%	10/15/2046	280	224
	Boston Properties LP	6.750%	12/1/2027	2,025	2,119
	Boston Properties LP	2.900%	3/15/2030	1,000	937
	Boston Properties LP	3.250%	1/30/2031	600	562
	Boston Properties LP	2.550%	4/1/2032	500	436
	Boston Properties LP	2.450%	10/1/2033	1,030	853
	Boston Properties LP	6.500%	1/15/2034	248	267
	Brixmor Operating Partnership LP	3.900%	3/15/2027	300	299
	Brixmor Operating Partnership LP	2.250%	4/1/2028	300	288
	Brixmor Operating Partnership LP	4.125%	5/15/2029	588	585
	Brixmor Operating Partnership LP	4.050%	7/1/2030	1,400	1,380
	Brixmor Operating Partnership LP	5.200%	4/1/2032	240	246
	Brixmor Operating Partnership LP	5.500%	2/15/2034	425	438
	Brixmor Operating Partnership LP	5.750%	2/15/2035	335	352
	Camden Property Trust	3.150%	7/1/2029	600	579
	Camden Property Trust	3.350%	11/1/2049	800	563
	CBRE Services Inc.	5.500%	4/1/2029	400	415
	CBRE Services Inc.	4.800%	6/15/2030	275	279
	CBRE Services Inc.	2.500%	4/1/2031	500	454
	CBRE Services Inc.	4.900%	1/15/2033	516	518
	CBRE Services Inc.	5.950%	8/15/2034	600	641
	CBRE Services Inc.	5.500%	6/15/2035	500	517
	COPT Defense Properties LP	2.000%	1/15/2029	300	280
	COPT Defense Properties LP	2.900%	12/1/2033	1,975	1,686
	Cousins Properties LP	5.375%	2/15/2032	216	223
	Cousins Properties LP	5.875%	10/1/2034	420	439
	Crown Castle Inc.	2.900%	3/15/2027	700	690
	Crown Castle Inc.	3.650%	9/1/2027	1,190	1,181
	Crown Castle Inc.	5.000%	1/11/2028	235	239
	Crown Castle Inc.	3.800%	2/15/2028	525	521
	Crown Castle Inc.	4.800%	9/1/2028	600	609
	Crown Castle Inc.	4.900%	9/1/2029	300	304
	Crown Castle Inc.	2.250%	1/15/2031	1,808	1,615
	Crown Castle Inc.	2.100%	4/1/2031	500	441
	Crown Castle Inc.	2.500%	7/15/2031	2,600	2,323
	Crown Castle Inc.	5.800%	3/1/2034	400	419
	Crown Castle Inc.	5.200%	9/1/2034	1,625	1,641
	Crown Castle Inc.	5.200%	2/15/2049	430	387
	Crown Castle Inc.	4.150%	7/1/2050	700	542
	Crown Castle Inc.	3.250%	1/15/2051	172	113
	CubeSmart LP	2.250%	12/15/2028	500	475
	CubeSmart LP	4.375%	2/15/2029	250	251
	CubeSmart LP	3.000%	2/15/2030	500	474
	CubeSmart LP	2.000%	2/15/2031	300	265
	CubeSmart LP	2.500%	2/15/2032	500	442
	Digital Realty Trust LP	5.550%	1/15/2028	500	514
	Digital Realty Trust LP	4.450%	7/15/2028	1,350	1,359
	Digital Realty Trust LP	3.600%	7/1/2029	700	686
	DOC DR LLC	4.300%	3/15/2027	744	745
	DOC DR LLC	2.625%	11/1/2031	437	393
	EPR Properties	4.500%	6/1/2027	564	565
	EPR Properties	3.750%	8/15/2029	686	665
	EPR Properties	3.600%	11/15/2031	370	343
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	850	853
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	272	281
	Equinix Inc.	1.800%	7/15/2027	1,150	1,112
	Equinix Inc.	1.550%	3/15/2028	116	110
	Equinix Inc.	2.000%	5/15/2028	250	238
	Equinix Inc.	3.200%	11/18/2029	2,000	1,921
	Equinix Inc.	2.150%	7/15/2030	825	749
	Equinix Inc.	3.900%	4/15/2032	300	288
	Equinix Inc.	3.000%	7/15/2050	400	255
	Equinix Inc.	2.950%	9/15/2051	400	251
	Equinix Inc.	3.400%	2/15/2052	725	495
	ERP Operating LP	3.500%	3/1/2028	500	495
	ERP Operating LP	4.150%	12/1/2028	300	302
	ERP Operating LP	3.000%	7/1/2029	500	482
	ERP Operating LP	2.500%	2/15/2030	300	281

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ERP Operating LP	1.850%	8/1/2031	600	529
	ERP Operating LP	4.950%	6/15/2032	240	245
	ERP Operating LP	4.650%	9/15/2034	600	594
	ERP Operating LP	4.500%	7/1/2044	600	533
	ERP Operating LP	4.500%	6/1/2045	350	306
	ERP Operating LP	4.000%	8/1/2047	105	84
	Essential Properties LP	5.400%	12/1/2035	350	351
	Essex Portfolio LP	4.000%	3/1/2029	280	278
	Essex Portfolio LP	3.000%	1/15/2030	405	384
	Essex Portfolio LP	1.650%	1/15/2031	877	765
	Essex Portfolio LP	2.650%	3/15/2032	455	406
	Essex Portfolio LP	5.500%	4/1/2034	250	259
	Essex Portfolio LP	5.375%	4/1/2035	800	823
	Essex Portfolio LP	4.875%	2/15/2036	825	810
	Essex Portfolio LP	4.500%	3/15/2048	1,000	849
	Extra Space Storage LP	3.875%	12/15/2027	100	100
	Extra Space Storage LP	5.700%	4/1/2028	460	475
	Extra Space Storage LP	3.900%	4/1/2029	500	494
	Extra Space Storage LP	4.000%	6/15/2029	125	124
	Extra Space Storage LP	5.500%	7/1/2030	675	703
	Extra Space Storage LP	2.200%	10/15/2030	510	462
	Extra Space Storage LP	5.900%	1/15/2031	300	318
	Extra Space Storage LP	2.550%	6/1/2031	500	452
	Extra Space Storage LP	2.400%	10/15/2031	950	844
	Extra Space Storage LP	2.350%	3/15/2032	700	613
	Extra Space Storage LP	4.950%	1/15/2033	700	707
	Extra Space Storage LP	5.400%	2/1/2034	485	498
	Extra Space Storage LP	5.400%	6/15/2035	560	574
	Federal Realty OP LP	3.250%	7/15/2027	225	222
	Federal Realty OP LP	5.375%	5/1/2028	400	410
	Federal Realty OP LP	3.200%	6/15/2029	161	155
	Federal Realty OP LP	4.500%	12/1/2044	825	721
	GLP Capital LP	5.750%	6/1/2028	100	103
	GLP Capital LP	5.300%	1/15/2029	575	585
	GLP Capital LP	4.000%	1/15/2031	800	765
	GLP Capital LP	3.250%	1/15/2032	350	316
	GLP Capital LP	5.250%	2/15/2033	375	376
	GLP Capital LP	5.625%	9/15/2034	597	605
	GLP Capital LP	5.750%	11/1/2037	725	720
	GLP Capital LP	6.250%	9/15/2054	750	745
	Healthcare Realty Holdings LP	3.750%	7/1/2027	400	397
	Healthcare Realty Holdings LP	3.100%	2/15/2030	395	375
	Healthcare Realty Holdings LP	2.000%	3/15/2031	500	439
	Healthpeak OP LLC	3.500%	7/15/2029	646	628
	Healthpeak OP LLC	3.000%	1/15/2030	2,000	1,896
	Healthpeak OP LLC	5.250%	12/15/2032	500	512
	Healthpeak OP LLC	5.375%	2/15/2035	430	439
	Highwoods Realty LP	4.125%	3/15/2028	850	842
	Highwoods Realty LP	3.050%	2/15/2030	500	465
	Highwoods Realty LP	5.350%	1/15/2033	462	462
	Highwoods Realty LP	7.650%	2/1/2034	550	628
	Host Hotels & Resorts LP	4.250%	12/15/2028	595	595
[3]	Host Hotels & Resorts LP	3.375%	12/15/2029	400	384
[3]	Host Hotels & Resorts LP	3.500%	9/15/2030	913	871
[3]	Host Hotels & Resorts LP	2.900%	12/15/2031	394	357
	Host Hotels & Resorts LP	5.700%	7/1/2034	500	516
	Host Hotels & Resorts LP	5.500%	4/15/2035	585	592
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	675	642
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	118	123
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	500	486
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	1,250	1,268
	Invitation Homes Operating Partnership LP	5.500%	8/15/2033	228	236
	Invitation Homes Operating Partnership LP	2.700%	1/15/2034	475	406
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	400	428
	Kilroy Realty LP	2.500%	11/15/2032	500	417
	Kilroy Realty LP	2.650%	11/15/2033	1,165	956
	Kimco Realty OP LLC	2.700%	10/1/2030	250	234
	Kimco Realty OP LLC	2.250%	12/1/2031	500	444
	Kimco Realty OP LLC	3.200%	4/1/2032	500	464
	Kimco Realty OP LLC	4.600%	2/1/2033	575	574

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kimco Realty OP LLC	6.400%	3/1/2034	650	717
Kimco Realty OP LLC	4.850%	3/1/2035	340	338
Kimco Realty OP LLC	4.250%	4/1/2045	425	357
Kimco Realty OP LLC	4.450%	9/1/2047	250	213
Kite Realty Group LP	4.950%	12/15/2031	350	356
Kite Realty Group LP	5.200%	8/15/2032	150	153
Kite Realty Group LP	5.500%	3/1/2034	494	510
Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	250	256
LXP Industrial Trust	2.700%	9/15/2030	500	458
Mid-America Apartments LP	3.600%	6/1/2027	1,431	1,427
Mid-America Apartments LP	1.700%	2/15/2031	900	789
Mid-America Apartments LP	4.950%	3/1/2035	250	252
National Health Investors Inc.	3.000%	2/1/2031	325	295
NNN REIT Inc.	3.600%	12/15/2026	449	447
NNN REIT Inc.	3.500%	10/15/2027	550	545
NNN REIT Inc.	4.300%	10/15/2028	300	302
NNN REIT Inc.	2.500%	4/15/2030	325	302
NNN REIT Inc.	4.600%	2/15/2031	500	503
NNN REIT Inc.	5.600%	10/15/2033	400	418
NNN REIT Inc.	5.500%	6/15/2034	430	445
NNN REIT Inc.	4.800%	10/15/2048	250	220
NNN REIT Inc.	3.100%	4/15/2050	500	324
NNN REIT Inc.	3.500%	4/15/2051	500	352
NNN REIT Inc.	3.000%	4/15/2052	500	313
Omega Healthcare Investors Inc.	4.750%	1/15/2028	300	302
Omega Healthcare Investors Inc.	3.625%	10/1/2029	1,750	1,693
Omega Healthcare Investors Inc.	5.200%	7/1/2030	500	509
Omega Healthcare Investors Inc.	3.375%	2/1/2031	1,550	1,448
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	500	448
Piedmont Operating Partnership LP	6.875%	7/15/2029	400	425
Prologis LP	2.125%	4/15/2027	1,211	1,186
Prologis LP	3.375%	12/15/2027	250	248
Prologis LP	4.875%	6/15/2028	500	512
Prologis LP	3.875%	9/15/2028	300	299
Prologis LP	4.000%	9/15/2028	500	501
Prologis LP	4.375%	2/1/2029	50	50
Prologis LP	2.875%	11/15/2029	250	239
Prologis LP	2.250%	4/15/2030	400	371
Prologis LP	1.750%	7/1/2030	750	675
Prologis LP	1.250%	10/15/2030	1,214	1,063
Prologis LP	1.625%	3/15/2031	1,000	875
Prologis LP	2.250%	1/15/2032	400	354
Prologis LP	4.750%	6/15/2033	200	202
Prologis LP	5.125%	1/15/2034	380	390
Prologis LP	5.000%	3/15/2034	1,236	1,259
Prologis LP	5.000%	1/31/2035	575	583
Prologis LP	5.250%	5/15/2035	1,600	1,650
Prologis LP	4.375%	9/15/2048	300	252
Prologis LP	3.050%	3/1/2050	175	117
Prologis LP	3.000%	4/15/2050	510	336
Prologis LP	2.125%	10/15/2050	200	108
Prologis LP	5.250%	6/15/2053	1,025	973
Prologis LP	5.250%	3/15/2054	465	442
Public Storage Operating Co.	1.850%	5/1/2028	600	573
Public Storage Operating Co.	5.125%	1/15/2029	350	362
Public Storage Operating Co.	3.385%	5/1/2029	520	509
Public Storage Operating Co.	4.375%	7/1/2030	500	504
Public Storage Operating Co.	2.300%	5/1/2031	1,000	905
Public Storage Operating Co.	5.100%	8/1/2033	525	544
Public Storage Operating Co.	5.000%	7/1/2035	500	507
Public Storage Operating Co.	5.350%	8/1/2053	550	531
Rayonier LP	2.750%	5/17/2031	375	338
Realty Income Corp.	3.000%	1/15/2027	525	520
Realty Income Corp.	3.200%	1/15/2027	315	312
Realty Income Corp.	3.950%	8/15/2027	475	475
Realty Income Corp.	3.650%	1/15/2028	1,290	1,282
Realty Income Corp.	2.100%	3/15/2028	1,200	1,153
Realty Income Corp.	2.200%	6/15/2028	500	480
Realty Income Corp.	4.700%	12/15/2028	450	459
Realty Income Corp.	4.750%	2/15/2029	750	763

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	3.250%	6/15/2029	575	559
	Realty Income Corp.	4.000%	7/15/2029	245	244
	Realty Income Corp.	3.100%	12/15/2029	500	481
	Realty Income Corp.	3.400%	1/15/2030	520	505
	Realty Income Corp.	3.250%	1/15/2031	831	791
	Realty Income Corp.	2.850%	12/15/2032	500	449
	Realty Income Corp.	4.500%	2/1/2033	702	695
	Realty Income Corp.	1.800%	3/15/2033	500	415
	Realty Income Corp.	4.900%	7/15/2033	300	304
	Realty Income Corp.	5.125%	2/15/2034	630	646
	Realty Income Corp.	5.125%	4/15/2035	1,000	1,017
	Realty Income Corp.	4.650%	3/15/2047	820	723
	Realty Income Corp.	5.375%	9/1/2054	200	193
	Regency Centers LP	3.600%	2/1/2027	340	339
	Regency Centers LP	4.125%	3/15/2028	250	251
	Regency Centers LP	2.950%	9/15/2029	400	383
	Regency Centers LP	5.000%	7/15/2032	2,650	2,714
	Regency Centers LP	5.250%	1/15/2034	1,000	1,028
	Regency Centers LP	4.400%	2/1/2047	400	342
	Rexford Industrial Realty LP	5.000%	6/15/2028	300	305
	Rexford Industrial Realty LP	2.150%	9/1/2031	650	569
	Sabra Health Care LP	3.900%	10/15/2029	300	294
	Sabra Health Care LP	3.200%	12/1/2031	350	320
	Safehold GL Holdings LLC	2.850%	1/15/2032	650	585
	Safehold GL Holdings LLC	6.100%	4/1/2034	215	228
	Safehold GL Holdings LLC	5.650%	1/15/2035	350	360
	Simon Property Group LP	1.375%	1/15/2027	500	487
	Simon Property Group LP	3.375%	6/15/2027	820	815
	Simon Property Group LP	3.375%	12/1/2027	1,000	992
	Simon Property Group LP	1.750%	2/1/2028	500	479
	Simon Property Group LP	2.450%	9/13/2029	1,595	1,508
	Simon Property Group LP	2.650%	7/15/2030	500	469
	Simon Property Group LP	4.375%	10/1/2030	1,000	1,008
	Simon Property Group LP	2.200%	2/1/2031	600	543
	Simon Property Group LP	2.250%	1/15/2032	500	441
	Simon Property Group LP	2.650%	2/1/2032	700	630
	Simon Property Group LP	4.750%	9/26/2034	785	781
	Simon Property Group LP	5.125%	10/1/2035	1,271	1,289
	Simon Property Group LP	6.750%	2/1/2040	750	862
	Simon Property Group LP	4.750%	3/15/2042	350	322
	Simon Property Group LP	4.250%	11/30/2046	425	354
	Simon Property Group LP	3.250%	9/13/2049	1,100	757
	Simon Property Group LP	3.800%	7/15/2050	1,500	1,127
	Simon Property Group LP	6.650%	1/15/2054	400	447
	Store Capital LLC	4.500%	3/15/2028	225	226
	Store Capital LLC	4.625%	3/15/2029	300	299
[8]	Store Capital LLC	5.400%	4/30/2030	270	275
	Sun Communities Operating LP	2.300%	11/1/2028	725	690
	Sun Communities Operating LP	2.700%	7/15/2031	500	455
	Sun Communities Operating LP	4.200%	4/15/2032	500	485
	Tanger Properties LP	3.875%	7/15/2027	250	249
	Tanger Properties LP	2.750%	9/1/2031	400	362
[3]	UDR Inc.	3.500%	7/1/2027	150	149
[3]	UDR Inc.	3.500%	1/15/2028	50	49
[3]	UDR Inc.	3.200%	1/15/2030	240	231
[3]	UDR Inc.	2.100%	8/1/2032	575	491
[3]	UDR Inc.	1.900%	3/15/2033	1,000	826
	UDR Inc.	5.125%	9/1/2034	350	354
	UDR Inc.	3.100%	11/1/2034	265	230
	Ventas Realty LP	3.850%	4/1/2027	275	274
	Ventas Realty LP	3.000%	1/15/2030	325	309
	Ventas Realty LP	5.100%	7/15/2032	575	591
	Ventas Realty LP	5.625%	7/1/2034	208	217
	Ventas Realty LP	5.000%	1/15/2035	598	599
	Ventas Realty LP	5.000%	2/15/2036	413	410
	Ventas Realty LP	5.700%	9/30/2043	325	327
	Ventas Realty LP	4.875%	4/15/2049	650	568
	VICI Properties LP	4.750%	2/15/2028	900	909
	VICI Properties LP	4.950%	2/15/2030	900	911
	VICI Properties LP	5.125%	11/15/2031	850	861

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
VICI Properties LP	5.125%	5/15/2032	900	906
VICI Properties LP	5.750%	4/1/2034	450	465
VICI Properties LP	5.625%	4/1/2035	499	509
VICI Properties LP	5.625%	5/15/2052	350	327
Welltower OP LLC	2.700%	2/15/2027	662	653
Welltower OP LLC	4.125%	3/15/2029	500	501
Welltower OP LLC	3.100%	1/15/2030	1,250	1,199
Welltower OP LLC	4.500%	7/1/2030	1,900	1,920
Welltower OP LLC	2.750%	1/15/2031	500	465
Welltower OP LLC	2.800%	6/1/2031	700	649
Welltower OP LLC	2.750%	1/15/2032	525	478
Welltower OP LLC	3.850%	6/15/2032	500	483
Welltower OP LLC	5.125%	7/1/2035	1,125	1,149
Welltower OP LLC	6.500%	3/15/2041	200	223
Welltower OP LLC	4.950%	9/1/2048	400	372
Weyerhaeuser Co.	4.000%	11/15/2029	750	742
Weyerhaeuser Co.	4.000%	4/15/2030	800	789
Weyerhaeuser Co.	7.375%	3/15/2032	219	249
Weyerhaeuser Co.	3.375%	3/9/2033	438	400
Weyerhaeuser Co.	4.000%	3/9/2052	500	385
WP Carey Inc.	3.850%	7/15/2029	200	197
WP Carey Inc.	2.250%	4/1/2033	1,000	843
				207,422
Technology (0.8%)
Accenture Capital Inc.	3.900%	10/4/2027	750	753
Accenture Capital Inc.	4.050%	10/4/2029	675	677
Accenture Capital Inc.	4.250%	10/4/2031	1,800	1,801
Accenture Capital Inc.	4.500%	10/4/2034	1,275	1,257
Adobe Inc.	2.150%	2/1/2027	500	492
Adobe Inc.	4.850%	4/4/2027	500	507
Adobe Inc.	4.750%	1/17/2028	400	408
Adobe Inc.	4.950%	1/17/2030	550	569
Adobe Inc.	2.300%	2/1/2030	1,060	992
Adobe Inc.	5.300%	1/17/2035	500	527
Advanced Micro Devices Inc.	4.319%	3/24/2028	310	313
Advanced Micro Devices Inc.	3.924%	6/1/2032	300	294
Amdocs Ltd.	2.538%	6/15/2030	600	550
Analog Devices Inc.	3.500%	12/5/2026	500	499
Analog Devices Inc.	3.450%	6/15/2027	250	249
Analog Devices Inc.	4.250%	6/15/2028	700	706
Analog Devices Inc.	1.700%	10/1/2028	800	755
Analog Devices Inc.	4.500%	6/15/2030	600	608
Analog Devices Inc.	2.100%	10/1/2031	900	800
Analog Devices Inc.	2.800%	10/1/2041	1,050	773
Analog Devices Inc.	2.950%	10/1/2051	950	616
Analog Devices Inc.	5.300%	4/1/2054	800	769
Apple Inc.	3.200%	5/11/2027	2,700	2,686
Apple Inc.	2.900%	9/12/2027	2,331	2,303
Apple Inc.	3.000%	11/13/2027	1,025	1,016
Apple Inc.	1.200%	2/8/2028	2,200	2,092
Apple Inc.	4.000%	5/10/2028	1,525	1,536
Apple Inc.	4.000%	5/12/2028	825	831
Apple Inc.	1.400%	8/5/2028	831	785
Apple Inc.	2.200%	9/11/2029	1,475	1,391
Apple Inc.	1.650%	5/11/2030	2,000	1,819
Apple Inc.	4.200%	5/12/2030	525	531
Apple Inc.	1.250%	8/20/2030	1,000	887
Apple Inc.	1.650%	2/8/2031	2,300	2,052
Apple Inc.	1.700%	8/5/2031	900	797
Apple Inc.	4.500%	5/12/2032	950	971
Apple Inc.	3.350%	8/8/2032	2,000	1,915
Apple Inc.	4.750%	5/12/2035	525	538
Apple Inc.	4.500%	2/23/2036	442	447
Apple Inc.	2.375%	2/8/2041	1,075	774
Apple Inc.	3.850%	5/4/2043	2,825	2,382
Apple Inc.	4.450%	5/6/2044	500	460
Apple Inc.	3.450%	2/9/2045	1,594	1,237
Apple Inc.	4.375%	5/13/2045	1,775	1,583
Apple Inc.	4.650%	2/23/2046	5,720	5,248

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	3.850%	8/4/2046	1,750	1,419
	Apple Inc.	3.750%	9/12/2047	842	664
	Apple Inc.	3.750%	11/13/2047	1,000	790
	Apple Inc.	2.950%	9/11/2049	1,600	1,070
	Apple Inc.	2.650%	5/11/2050	2,455	1,534
	Apple Inc.	2.400%	8/20/2050	1,732	1,029
	Apple Inc.	2.650%	2/8/2051	1,600	989
	Apple Inc.	2.700%	8/5/2051	1,600	997
	Apple Inc.	3.950%	8/8/2052	1,500	1,189
	Apple Inc.	2.800%	2/8/2061	2,000	1,171
	Apple Inc.	2.850%	8/5/2061	1,300	767
	Applied Materials Inc.	3.300%	4/1/2027	1,065	1,060
	Applied Materials Inc.	1.750%	6/1/2030	350	317
	Applied Materials Inc.	4.000%	1/15/2031	450	447
	Applied Materials Inc.	4.600%	1/15/2036	625	615
	Applied Materials Inc.	5.850%	6/15/2041	250	266
	Applied Materials Inc.	4.350%	4/1/2047	1,225	1,052
	Applied Materials Inc.	2.750%	6/1/2050	550	352
	Arrow Electronics Inc.	3.875%	1/12/2028	400	397
	Arrow Electronics Inc.	2.950%	2/15/2032	400	358
	Arrow Electronics Inc.	5.875%	4/10/2034	500	522
	Atlassian Corp.	5.250%	5/15/2029	500	514
	Atlassian Corp.	5.500%	5/15/2034	500	517
	Autodesk Inc.	3.500%	6/15/2027	375	373
	Autodesk Inc.	2.850%	1/15/2030	360	340
	Autodesk Inc.	2.400%	12/15/2031	900	801
	Automatic Data Processing Inc.	1.700%	5/15/2028	1,000	955
	Automatic Data Processing Inc.	1.250%	9/1/2030	740	654
	Automatic Data Processing Inc.	4.750%	5/8/2032	710	728
	Avnet Inc.	6.250%	3/15/2028	419	434
	Avnet Inc.	3.000%	5/15/2031	200	180
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	550	573
	Broadcom Inc.	5.050%	7/12/2027	853	868
	Broadcom Inc.	1.950%	2/15/2028	600	576
	Broadcom Inc.	4.150%	2/15/2028	400	402
	Broadcom Inc.	4.800%	4/15/2028	1,200	1,221
	Broadcom Inc.	4.110%	9/15/2028	1,865	1,870
[8]	Broadcom Inc.	4.000%	4/15/2029	500	498
	Broadcom Inc.	4.750%	4/15/2029	2,950	3,005
	Broadcom Inc.	5.050%	7/12/2029	2,119	2,182
	Broadcom Inc.	4.350%	2/15/2030	650	654
	Broadcom Inc.	5.000%	4/15/2030	2,150	2,214
	Broadcom Inc.	5.050%	4/15/2030	2,000	2,064
	Broadcom Inc.	4.600%	7/15/2030	850	864
	Broadcom Inc.	4.200%	10/15/2030	821	820
	Broadcom Inc.	2.450%	2/15/2031	4,050	3,702
	Broadcom Inc.	5.150%	11/15/2031	421	436
[3]	Broadcom Inc.	4.550%	2/15/2032	500	501
[8]	Broadcom Inc.	4.150%	4/15/2032	1,000	978
	Broadcom Inc.	5.200%	4/15/2032	1,000	1,037
	Broadcom Inc.	4.900%	7/15/2032	1,925	1,964
	Broadcom Inc.	4.300%	11/15/2032	1,750	1,725
	Broadcom Inc.	2.600%	2/15/2033	1,500	1,321
	Broadcom Inc.	3.419%	4/15/2033	542	502
	Broadcom Inc.	3.469%	4/15/2034	2,652	2,422
	Broadcom Inc.	5.200%	7/15/2035	2,350	2,408
[8]	Broadcom Inc.	3.137%	11/15/2035	2,800	2,412
	Broadcom Inc.	4.800%	2/15/2036	3,945	3,888
[8]	Broadcom Inc.	3.187%	11/15/2036	2,800	2,374
[8]	Broadcom Inc.	4.926%	5/15/2037	1,350	1,331
	Broadcom Inc.	4.900%	2/15/2038	3,314	3,250
	Broadcom Inc.	3.500%	2/15/2041	2,429	1,978
	Broadcom Inc.	3.750%	2/15/2051	3,500	2,643
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	375	356
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	900	818
	Cadence Design Systems Inc.	4.200%	9/10/2027	350	352
	Cadence Design Systems Inc.	4.300%	9/10/2029	1,150	1,155
	Cadence Design Systems Inc.	4.700%	9/10/2034	1,900	1,900
	CDW LLC	4.250%	4/1/2028	347	346
	CDW LLC	3.250%	2/15/2029	487	469

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CDW LLC	5.100%	3/1/2030	279	284
	CDW LLC	5.550%	8/22/2034	279	284
[8]	CGI Inc.	4.950%	3/14/2030	625	633
	CGI Inc.	2.300%	9/14/2031	400	355
	Cintas Corp. No. 2	3.700%	4/1/2027	1,373	1,370
	Cintas Corp. No. 2	4.200%	5/1/2028	750	754
	Cintas Corp. No. 2	4.000%	5/1/2032	950	929
	Cisco Systems Inc.	4.800%	2/26/2027	1,210	1,223
	Cisco Systems Inc.	4.550%	2/24/2028	585	595
	Cisco Systems Inc.	4.850%	2/26/2029	6,640	6,818
	Cisco Systems Inc.	4.750%	2/24/2030	856	880
	Cisco Systems Inc.	4.950%	2/26/2031	2,921	3,027
	Cisco Systems Inc.	4.950%	2/24/2032	1,887	1,947
	Cisco Systems Inc.	5.050%	2/26/2034	3,295	3,391
	Cisco Systems Inc.	5.100%	2/24/2035	992	1,020
	Cisco Systems Inc.	5.900%	2/15/2039	1,400	1,506
	Cisco Systems Inc.	5.500%	1/15/2040	1,275	1,322
	Cisco Systems Inc.	5.300%	2/26/2054	1,000	958
	Cisco Systems Inc.	5.500%	2/24/2055	463	457
	Cisco Systems Inc.	5.350%	2/26/2064	815	771
	Concentrix Corp.	6.600%	8/2/2028	707	730
	Concentrix Corp.	6.850%	8/2/2033	500	509
	Corning Inc.	4.700%	3/15/2037	750	729
	Corning Inc.	5.750%	8/15/2040	665	693
	Corning Inc.	4.750%	3/15/2042	420	386
	Corning Inc.	5.850%	11/15/2068	400	387
	Corning Inc.	5.450%	11/15/2079	700	639
	Dell Inc.	7.100%	4/15/2028	70	74
	Dell Inc.	6.500%	4/15/2038	400	429
	Dell International LLC	6.100%	7/15/2027	800	822
	Dell International LLC	5.250%	2/1/2028	885	905
	Dell International LLC	4.750%	4/1/2028	378	384
	Dell International LLC	4.150%	2/15/2029	599	598
	Dell International LLC	5.300%	10/1/2029	212	219
	Dell International LLC	4.350%	2/1/2030	350	350
	Dell International LLC	5.000%	4/1/2030	246	252
	Dell International LLC	6.200%	7/15/2030	475	507
	Dell International LLC	4.500%	2/15/2031	1,907	1,906
	Dell International LLC	5.300%	4/1/2032	1,666	1,713
	Dell International LLC	4.750%	10/6/2032	1,019	1,017
	Dell International LLC	5.750%	2/1/2033	700	738
	Dell International LLC	4.850%	2/1/2035	2,258	2,226
	Dell International LLC	5.500%	4/1/2035	1,056	1,087
	Dell International LLC	5.100%	2/15/2036	1,149	1,133
	Dell International LLC	8.100%	7/15/2036	972	1,177
	Dell International LLC	3.375%	12/15/2041	500	380
	Dell International LLC	8.350%	7/15/2046	571	724
	Dell International LLC	3.450%	12/15/2051	500	340
	DXC Technology Co.	2.375%	9/15/2028	600	566
	Equifax Inc.	5.100%	6/1/2028	1,500	1,533
	Equifax Inc.	4.800%	9/15/2029	276	281
	Equifax Inc.	3.100%	5/15/2030	445	421
	Equifax Inc.	2.350%	9/15/2031	900	800
	Fidelity National Information Services Inc.	1.650%	3/1/2028	1,900	1,803
	Fidelity National Information Services Inc.	2.250%	3/1/2031	700	625
	Fidelity National Information Services Inc.	3.100%	3/1/2041	700	519
	Fiserv Inc.	2.250%	6/1/2027	1,550	1,509
	Fiserv Inc.	4.200%	10/1/2028	800	798
	Fiserv Inc.	3.500%	7/1/2029	3,697	3,585
	Fiserv Inc.	4.750%	3/15/2030	1,000	1,005
	Fiserv Inc.	2.650%	6/1/2030	1,900	1,752
	Fiserv Inc.	4.550%	2/15/2031	418	414
	Fiserv Inc.	5.350%	3/15/2031	350	359
	Fiserv Inc.	5.600%	3/2/2033	250	258
	Fiserv Inc.	5.625%	8/21/2033	472	486
	Fiserv Inc.	5.450%	3/15/2034	849	861
	Fiserv Inc.	5.150%	8/12/2034	1,000	993
	Fiserv Inc.	5.250%	8/11/2035	694	692
	Fiserv Inc.	4.400%	7/1/2049	1,650	1,294
	Flex Ltd.	4.875%	6/15/2029	664	673

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Flex Ltd.	5.250%	1/15/2032	843	859
	Flex Ltd.	5.375%	11/13/2035	723	722
	Fortinet Inc.	2.200%	3/15/2031	500	448
	Gartner Inc.	4.950%	3/20/2031	850	853
	Gartner Inc.	5.600%	11/20/2035	850	850
	Genpact Luxembourg Sarl	6.000%	6/4/2029	250	261
	Genpact UK Finco plc	4.950%	11/18/2030	274	274
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	723	723
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	335	337
	Hewlett Packard Enterprise Co.	5.250%	7/1/2028	1,000	1,025
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	680	680
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	1,515	1,524
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	1,063	1,059
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	750	757
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	3,075	3,051
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	771	791
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	1,619	1,499
	HP Inc.	3.000%	6/17/2027	900	886
	HP Inc.	4.750%	1/15/2028	675	683
	HP Inc.	4.000%	4/15/2029	400	396
	HP Inc.	5.400%	4/25/2030	1,025	1,062
	HP Inc.	3.400%	6/17/2030	800	766
	HP Inc.	2.650%	6/17/2031	900	811
	HP Inc.	4.200%	4/15/2032	791	767
	HP Inc.	6.100%	4/25/2035	1,290	1,362
	HP Inc.	6.000%	9/15/2041	510	515
	Hubbell Inc.	3.150%	8/15/2027	275	271
	Hubbell Inc.	3.500%	2/15/2028	400	396
	Hubbell Inc.	4.800%	11/15/2035	395	392
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	842	783
	Intel Corp.	3.750%	3/25/2027	1,750	1,742
	Intel Corp.	3.750%	8/5/2027	400	398
	Intel Corp.	4.875%	2/10/2028	1,500	1,522
	Intel Corp.	1.600%	8/12/2028	900	844
	Intel Corp.	2.450%	11/15/2029	2,900	2,706
	Intel Corp.	5.125%	2/10/2030	1,000	1,025
	Intel Corp.	3.900%	3/25/2030	1,240	1,215
	Intel Corp.	5.000%	2/21/2031	1,400	1,432
	Intel Corp.	2.000%	8/12/2031	800	701
	Intel Corp.	4.150%	8/5/2032	2,775	2,677
	Intel Corp.	4.000%	12/15/2032	1,625	1,550
	Intel Corp.	5.200%	2/10/2033	1,850	1,885
	Intel Corp.	4.600%	3/25/2040	600	534
	Intel Corp.	2.800%	8/12/2041	700	488
	Intel Corp.	4.800%	10/1/2041	1,065	945
	Intel Corp.	4.900%	7/29/2045	2,000	1,723
	Intel Corp.	4.100%	5/19/2046	1,350	1,032
	Intel Corp.	4.100%	5/11/2047	800	603
	Intel Corp.	3.734%	12/8/2047	1,200	852
	Intel Corp.	3.250%	11/15/2049	600	384
	Intel Corp.	4.750%	3/25/2050	2,185	1,783
	Intel Corp.	3.050%	8/12/2051	1,000	614
	Intel Corp.	4.900%	8/5/2052	1,100	909
	Intel Corp.	5.700%	2/10/2053	2,584	2,406
	Intel Corp.	3.100%	2/15/2060	700	392
	Intel Corp.	3.200%	8/12/2061	700	400
	Intel Corp.	5.050%	8/5/2062	1,000	812
	Intel Corp.	5.900%	2/10/2063	985	922
	International Business Machines Corp.	1.700%	5/15/2027	3,300	3,208
	International Business Machines Corp.	4.500%	2/6/2028	1,410	1,424
	International Business Machines Corp.	3.500%	5/15/2029	2,975	2,916
	International Business Machines Corp.	1.950%	5/15/2030	2,200	2,005
	International Business Machines Corp.	4.750%	2/6/2033	5,500	5,582
[3]	International Business Machines Corp.	5.200%	2/10/2035	800	820
	International Business Machines Corp.	4.150%	5/15/2039	779	695
	International Business Machines Corp.	2.850%	5/15/2040	970	731
	International Business Machines Corp.	4.000%	6/20/2042	1,287	1,076
	International Business Machines Corp.	4.250%	5/15/2049	1,800	1,451
	International Business Machines Corp.	2.950%	5/15/2050	545	348
	International Business Machines Corp.	4.900%	7/27/2052	304	267

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Business Machines Corp.	5.100%	2/6/2053	1,850	1,683
[3]	International Business Machines Corp.	5.700%	2/10/2055	2,449	2,411
	Intuit Inc.	1.650%	7/15/2030	1,100	989
	Intuit Inc.	5.200%	9/15/2033	1,000	1,045
	Intuit Inc.	5.500%	9/15/2053	990	973
	Jabil Inc.	3.950%	1/12/2028	400	399
	Jabil Inc.	3.600%	1/15/2030	500	485
	Jabil Inc.	3.000%	1/15/2031	450	419
	Juniper Networks Inc.	3.750%	8/15/2029	500	488
	Juniper Networks Inc.	2.000%	12/10/2030	500	442
	Juniper Networks Inc.	5.950%	3/15/2041	150	150
	KLA Corp.	4.100%	3/15/2029	300	301
	KLA Corp.	4.650%	7/15/2032	900	914
	KLA Corp.	4.700%	2/1/2034	750	753
	KLA Corp.	5.000%	3/15/2049	800	737
	KLA Corp.	3.300%	3/1/2050	700	487
	KLA Corp.	4.950%	7/15/2052	1,000	907
	KLA Corp.	5.250%	7/15/2062	500	465
	Kyndryl Holdings Inc.	2.700%	10/15/2028	100	96
	Kyndryl Holdings Inc.	3.150%	10/15/2031	1,000	913
	Kyndryl Holdings Inc.	4.100%	10/15/2041	600	475
	Lam Research Corp.	4.000%	3/15/2029	1,050	1,051
	Lam Research Corp.	1.900%	6/15/2030	785	714
	Lam Research Corp.	4.875%	3/15/2049	500	458
	Lam Research Corp.	2.875%	6/15/2050	500	324
	Lam Research Corp.	3.125%	6/15/2060	400	250
	Leidos Inc.	2.300%	2/15/2031	800	719
	Leidos Inc.	5.750%	3/15/2033	397	421
	Leidos Inc.	5.500%	3/15/2035	364	378
	Marvell Technology Inc.	2.450%	4/15/2028	400	385
[3]	Marvell Technology Inc.	4.875%	6/22/2028	300	305
	Marvell Technology Inc.	5.750%	2/15/2029	300	313
	Marvell Technology Inc.	4.750%	7/15/2030	300	304
	Marvell Technology Inc.	5.950%	9/15/2033	400	428
	Marvell Technology Inc.	5.450%	7/15/2035	350	360
	Microchip Technology Inc.	4.900%	3/15/2028	675	684
	Microchip Technology Inc.	5.050%	3/15/2029	3,200	3,263
	Microchip Technology Inc.	5.050%	2/15/2030	575	587
	Micron Technology Inc.	5.327%	2/6/2029	575	593
	Micron Technology Inc.	4.663%	2/15/2030	300	303
	Micron Technology Inc.	5.300%	1/15/2031	975	1,010
	Micron Technology Inc.	2.703%	4/15/2032	700	628
	Micron Technology Inc.	5.875%	2/9/2033	709	754
	Micron Technology Inc.	5.800%	1/15/2035	710	748
	Micron Technology Inc.	6.050%	11/1/2035	2,300	2,455
	Micron Technology Inc.	3.366%	11/1/2041	500	382
	Micron Technology Inc.	3.477%	11/1/2051	500	351
	Microsoft Corp.	3.300%	2/6/2027	3,800	3,786
	Microsoft Corp.	1.350%	9/15/2030	1,000	896
	Microsoft Corp.	3.500%	2/12/2035	1,000	943
	Microsoft Corp.	3.450%	8/8/2036	2,750	2,509
	Microsoft Corp.	4.100%	2/6/2037	1,075	1,039
	Microsoft Corp.	3.700%	8/8/2046	1,424	1,139
	Microsoft Corp.	4.500%	6/15/2047	1,125	1,012
	Microsoft Corp.	2.525%	6/1/2050	6,171	3,767
	Microsoft Corp.	2.500%	9/15/2050	1,400	850
	Microsoft Corp.	2.921%	3/17/2052	4,176	2,738
	Microsoft Corp.	3.950%	8/8/2056	1,000	786
	Microsoft Corp.	2.675%	6/1/2060	5,207	2,983
	Microsoft Corp.	3.041%	3/17/2062	1,671	1,039
	Moody's Corp.	3.250%	1/15/2028	300	296
	Moody's Corp.	2.000%	8/19/2031	2,100	1,866
	Moody's Corp.	2.750%	8/19/2041	600	432
	Moody's Corp.	5.250%	7/15/2044	600	580
	Moody's Corp.	4.875%	12/17/2048	300	269
	Moody's Corp.	3.250%	5/20/2050	250	170
	Moody's Corp.	3.750%	2/25/2052	500	373
	Moody's Corp.	3.100%	11/29/2061	250	155
	Motorola Solutions Inc.	4.600%	2/23/2028	700	708
	Motorola Solutions Inc.	5.000%	4/15/2029	200	205

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Motorola Solutions Inc.	4.600%	5/23/2029	700	708
	Motorola Solutions Inc.	4.850%	8/15/2030	475	485
	Motorola Solutions Inc.	2.300%	11/15/2030	1,000	908
	Motorola Solutions Inc.	2.750%	5/24/2031	500	458
	Motorola Solutions Inc.	5.200%	8/15/2032	200	206
	Motorola Solutions Inc.	5.550%	8/15/2035	3,725	3,871
	Motorola Solutions Inc.	5.500%	9/1/2044	300	292
	MSCI Inc.	5.250%	9/1/2035	425	428
	NetApp Inc.	2.375%	6/22/2027	400	391
	NetApp Inc.	2.700%	6/22/2030	600	559
	NetApp Inc.	5.500%	3/17/2032	777	808
	NetApp Inc.	5.700%	3/17/2035	695	727
	Nokia OYJ	6.625%	5/15/2039	425	455
	Nordson Corp.	5.600%	9/15/2028	300	311
	Nordson Corp.	4.500%	12/15/2029	500	504
	Nordson Corp.	5.800%	9/15/2033	500	530
	NVIDIA Corp.	1.550%	6/15/2028	1,000	951
	NVIDIA Corp.	2.850%	4/1/2030	1,150	1,099
	NVIDIA Corp.	2.000%	6/15/2031	1,350	1,215
	NVIDIA Corp.	3.500%	4/1/2050	2,965	2,195
	NVIDIA Corp.	3.700%	4/1/2060	350	256
	NXP BV	3.150%	5/1/2027	930	920
	NXP BV	5.550%	12/1/2028	375	388
	NXP BV	4.300%	6/18/2029	750	751
	NXP BV	3.400%	5/1/2030	1,100	1,061
	NXP BV	2.500%	5/11/2031	900	814
	NXP BV	2.650%	2/15/2032	1,917	1,722
	NXP BV	3.250%	5/11/2041	900	681
	NXP BV	3.125%	2/15/2042	500	364
	Oracle Corp.	2.800%	4/1/2027	1,524	1,495
	Oracle Corp.	2.300%	3/25/2028	1,000	954
	Oracle Corp.	4.800%	8/3/2028	1,350	1,356
[3]	Oracle Corp.	4.200%	9/27/2029	1,617	1,585
	Oracle Corp.	6.150%	11/9/2029	1,075	1,122
	Oracle Corp.	2.950%	4/1/2030	2,950	2,722
	Oracle Corp.	4.450%	9/26/2030	2,436	2,382
	Oracle Corp.	2.875%	3/25/2031	5,021	4,501
	Oracle Corp.	5.250%	2/3/2032	954	952
	Oracle Corp.	4.800%	9/26/2032	2,450	2,366
	Oracle Corp.	4.300%	7/8/2034	1,600	1,446
	Oracle Corp.	4.700%	9/27/2034	1,000	928
	Oracle Corp.	3.900%	5/15/2035	1,375	1,186
	Oracle Corp.	5.500%	8/3/2035	1,524	1,494
	Oracle Corp.	5.200%	9/26/2035	2,451	2,352
	Oracle Corp.	3.850%	7/15/2036	1,180	985
	Oracle Corp.	3.800%	11/15/2037	1,484	1,198
	Oracle Corp.	6.125%	7/8/2039	232	228
	Oracle Corp.	3.600%	4/1/2040	2,575	1,907
	Oracle Corp.	5.375%	7/15/2040	3,638	3,257
	Oracle Corp.	3.650%	3/25/2041	2,418	1,764
	Oracle Corp.	4.500%	7/8/2044	985	754
	Oracle Corp.	4.125%	5/15/2045	825	594
	Oracle Corp.	5.875%	9/26/2045	2,500	2,260
	Oracle Corp.	4.000%	7/15/2046	3,200	2,219
	Oracle Corp.	4.000%	11/15/2047	625	428
	Oracle Corp.	3.600%	4/1/2050	3,630	2,256
	Oracle Corp.	3.950%	3/25/2051	1,421	934
	Oracle Corp.	6.900%	11/9/2052	1,875	1,852
	Oracle Corp.	5.550%	2/6/2053	2,365	1,965
	Oracle Corp.	5.375%	9/27/2054	1,000	809
	Oracle Corp.	6.000%	8/3/2055	3,345	2,952
	Oracle Corp.	5.950%	9/26/2055	3,360	2,979
	Oracle Corp.	3.850%	4/1/2060	3,610	2,207
	Oracle Corp.	4.100%	3/25/2061	1,270	817
	Oracle Corp.	6.125%	8/3/2065	2,245	1,982
	Oracle Corp.	6.100%	9/26/2065	1,500	1,323
	Paychex Inc.	5.100%	4/15/2030	1,182	1,216
	Paychex Inc.	5.350%	4/15/2032	1,500	1,553
	Paychex Inc.	5.600%	4/15/2035	1,035	1,083
	Qorvo Inc.	4.375%	10/15/2029	800	787

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	QUALCOMM Inc.	3.250%	5/20/2027	1,150	1,144
	QUALCOMM Inc.	1.300%	5/20/2028	964	910
	QUALCOMM Inc.	2.150%	5/20/2030	1,400	1,290
	QUALCOMM Inc.	1.650%	5/20/2032	2,131	1,820
	QUALCOMM Inc.	4.750%	5/20/2032	2,200	2,246
	QUALCOMM Inc.	5.400%	5/20/2033	650	688
	QUALCOMM Inc.	4.800%	5/20/2045	1,325	1,212
	QUALCOMM Inc.	4.300%	5/20/2047	1,475	1,238
	QUALCOMM Inc.	3.250%	5/20/2050	500	345
	QUALCOMM Inc.	4.500%	5/20/2052	400	338
	QUALCOMM Inc.	6.000%	5/20/2053	650	683
	Quanta Services Inc.	4.750%	8/9/2027	1,500	1,519
	Quanta Services Inc.	4.300%	8/9/2028	1,175	1,181
	Quanta Services Inc.	2.900%	10/1/2030	800	749
	Quanta Services Inc.	4.500%	1/15/2031	1,225	1,226
	Quanta Services Inc.	5.250%	8/9/2034	550	565
	Quanta Services Inc.	5.100%	8/9/2035	1,000	1,003
	RELX Capital Inc.	4.000%	3/18/2029	800	797
	RELX Capital Inc.	4.750%	3/27/2030	253	258
	RELX Capital Inc.	3.000%	5/22/2030	500	476
	RELX Capital Inc.	4.750%	5/20/2032	500	508
	RELX Capital Inc.	5.250%	3/27/2035	198	205
	Roper Technologies Inc.	3.800%	12/15/2026	600	599
	Roper Technologies Inc.	1.400%	9/15/2027	500	479
	Roper Technologies Inc.	4.200%	9/15/2028	650	652
	Roper Technologies Inc.	2.950%	9/15/2029	475	454
	Roper Technologies Inc.	2.000%	6/30/2030	525	475
	Roper Technologies Inc.	4.900%	10/15/2034	850	848
	S&P Global Inc.	2.950%	1/22/2027	400	396
	S&P Global Inc.	2.450%	3/1/2027	1,000	984
	S&P Global Inc.	4.750%	8/1/2028	800	815
	S&P Global Inc.	2.700%	3/1/2029	1,100	1,058
	S&P Global Inc.	2.500%	12/1/2029	375	354
	S&P Global Inc.	1.250%	8/15/2030	500	440
[8]	S&P Global Inc.	4.250%	1/15/2031	566	566
	S&P Global Inc.	2.900%	3/1/2032	1,200	1,107
[8]	S&P Global Inc.	4.800%	12/4/2035	167	166
	S&P Global Inc.	3.250%	12/1/2049	550	385
	S&P Global Inc.	3.700%	3/1/2052	900	681
	S&P Global Inc.	2.300%	8/15/2060	1,000	506
	S&P Global Inc.	3.900%	3/1/2062	250	186
	Salesforce Inc.	3.700%	4/11/2028	1,275	1,275
	Salesforce Inc.	1.500%	7/15/2028	965	914
	Salesforce Inc.	1.950%	7/15/2031	600	534
	Salesforce Inc.	2.700%	7/15/2041	1,200	869
	Salesforce Inc.	2.900%	7/15/2051	1,638	1,037
	Salesforce Inc.	3.050%	7/15/2061	880	531
	ServiceNow Inc.	1.400%	9/1/2030	1,200	1,057
	Skyworks Solutions Inc.	3.000%	6/1/2031	500	454
	Synopsys Inc.	4.550%	4/1/2027	252	254
	Synopsys Inc.	4.650%	4/1/2028	336	341
	Synopsys Inc.	4.850%	4/1/2030	306	312
	Synopsys Inc.	5.000%	4/1/2032	483	493
	Synopsys Inc.	5.150%	4/1/2035	5,688	5,778
	Synopsys Inc.	5.700%	4/1/2055	586	581
	TD SYNNEX Corp.	2.375%	8/9/2028	2,500	2,380
	TD SYNNEX Corp.	4.300%	1/17/2029	607	606
	TD SYNNEX Corp.	5.300%	10/10/2035	1,250	1,239
	Teledyne FLIR LLC	2.500%	8/1/2030	500	463
	Texas Instruments Inc.	2.900%	11/3/2027	400	396
	Texas Instruments Inc.	4.600%	2/15/2028	500	508
	Texas Instruments Inc.	2.250%	9/4/2029	1,100	1,036
	Texas Instruments Inc.	4.500%	5/23/2030	550	559
	Texas Instruments Inc.	1.900%	9/15/2031	450	399
	Texas Instruments Inc.	4.900%	3/14/2033	800	826
	Texas Instruments Inc.	3.875%	3/15/2039	600	535
	Texas Instruments Inc.	4.150%	5/15/2048	1,225	1,007
	Texas Instruments Inc.	2.700%	9/15/2051	400	245
	Texas Instruments Inc.	5.000%	3/14/2053	1,800	1,648
	Texas Instruments Inc.	5.150%	2/8/2054	750	706

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Instruments Inc.	5.050%	5/18/2063	1,979	1,767
[3]	TR Finance LLC	5.500%	8/15/2035	350	364
[3]	TR Finance LLC	5.850%	4/15/2040	400	414
	TSMC Arizona Corp.	3.875%	4/22/2027	575	575
	TSMC Arizona Corp.	4.125%	4/22/2029	500	501
	TSMC Arizona Corp.	2.500%	10/25/2031	1,000	911
	TSMC Arizona Corp.	4.250%	4/22/2032	450	450
	TSMC Arizona Corp.	3.125%	10/25/2041	875	704
	TSMC Arizona Corp.	3.250%	10/25/2051	800	604
	TSMC Arizona Corp.	4.500%	4/22/2052	900	839
	Verisk Analytics Inc.	4.125%	3/15/2029	900	898
	Verisk Analytics Inc.	4.500%	8/15/2030	698	705
	Verisk Analytics Inc.	5.250%	6/5/2034	550	563
	Verisk Analytics Inc.	5.250%	3/15/2035	477	485
	Verisk Analytics Inc.	5.125%	2/15/2036	542	547
	Verisk Analytics Inc.	3.625%	5/15/2050	1,200	866
	VMware LLC	3.900%	8/21/2027	1,050	1,050
	VMware LLC	1.800%	8/15/2028	700	662
	VMware LLC	4.700%	5/15/2030	860	874
	VMware LLC	2.200%	8/15/2031	1,400	1,244
	Western Digital Corp.	2.850%	2/1/2029	500	478
	Western Digital Corp.	3.100%	2/1/2032	420	387
	Workday Inc.	3.500%	4/1/2027	1,100	1,093
	Workday Inc.	3.700%	4/1/2029	1,600	1,577
	Workday Inc.	3.800%	4/1/2032	1,800	1,722
	Xilinx Inc.	2.375%	6/1/2030	550	511
					511,178
Utilities (1.0%)
	AEP Texas Inc.	3.950%	6/1/2028	400	398
	AEP Texas Inc.	5.450%	5/15/2029	650	673
	AEP Texas Inc.	5.400%	6/1/2033	1,250	1,289
	AEP Texas Inc.	5.700%	5/15/2034	1,140	1,189
	AEP Texas Inc.	3.800%	10/1/2047	250	185
	AEP Texas Inc.	5.250%	5/15/2052	200	183
	AEP Texas Inc.	5.850%	10/15/2055	703	690
	AEP Transmission Co. LLC	3.100%	12/1/2026	200	199
	AEP Transmission Co. LLC	5.150%	4/1/2034	250	255
	AEP Transmission Co. LLC	4.000%	12/1/2046	325	260
	AEP Transmission Co. LLC	3.750%	12/1/2047	450	345
	AEP Transmission Co. LLC	4.250%	9/15/2048	325	267
	AEP Transmission Co. LLC	3.800%	6/15/2049	270	204
	AEP Transmission Co. LLC	3.150%	9/15/2049	70	47
[3]	AEP Transmission Co. LLC	3.650%	4/1/2050	300	222
[3]	AEP Transmission Co. LLC	2.750%	8/15/2051	250	154
[3]	AEP Transmission Co. LLC	4.500%	6/15/2052	500	423
	AEP Transmission Co. LLC	5.400%	3/15/2053	250	243
	AES Corp.	5.450%	6/1/2028	575	588
	AES Corp.	2.450%	1/15/2031	800	725
	AES Corp.	5.800%	3/15/2032	1,161	1,191
	Alabama Power Co.	3.750%	9/1/2027	200	200
[3]	Alabama Power Co.	1.450%	9/15/2030	500	444
[3]	Alabama Power Co.	4.300%	3/15/2031	325	326
	Alabama Power Co.	3.050%	3/15/2032	600	557
	Alabama Power Co.	3.940%	9/1/2032	500	485
	Alabama Power Co.	5.100%	4/2/2035	160	164
	Alabama Power Co.	6.000%	3/1/2039	100	107
	Alabama Power Co.	3.850%	12/1/2042	125	102
	Alabama Power Co.	4.150%	8/15/2044	550	460
	Alabama Power Co.	3.750%	3/1/2045	570	448
	Alabama Power Co.	4.300%	1/2/2046	300	253
[3]	Alabama Power Co.	3.700%	12/1/2047	325	248
	Alabama Power Co.	3.450%	10/1/2049	475	338
	Alabama Power Co.	3.125%	7/15/2051	1,800	1,192
	Alabama Power Co.	3.000%	3/15/2052	575	372
	Alliant Energy Corp.	5.750%	4/1/2056	286	285
	Ameren Corp.	5.700%	12/1/2026	230	233
	Ameren Corp.	1.950%	3/15/2027	500	488
	Ameren Corp.	1.750%	3/15/2028	500	475
	Ameren Corp.	5.000%	1/15/2029	575	588

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameren Corp.	3.500%	1/15/2031	1,180	1,134
	Ameren Corp.	5.375%	3/15/2035	758	780
	Ameren Illinois Co.	3.800%	5/15/2028	350	349
	Ameren Illinois Co.	1.550%	11/15/2030	500	442
	Ameren Illinois Co.	3.850%	9/1/2032	190	183
	Ameren Illinois Co.	4.150%	3/15/2046	475	392
	Ameren Illinois Co.	3.700%	12/1/2047	350	267
	Ameren Illinois Co.	3.250%	3/15/2050	240	164
	Ameren Illinois Co.	2.900%	6/15/2051	500	316
	Ameren Illinois Co.	5.900%	12/1/2052	500	518
	Ameren Illinois Co.	5.550%	7/1/2054	275	270
	Ameren Illinois Co.	5.625%	3/1/2055	838	834
	American Electric Power Co. Inc.	5.750%	11/1/2027	500	515
[3]	American Electric Power Co. Inc.	4.300%	12/1/2028	500	504
	American Electric Power Co. Inc.	5.200%	1/15/2029	600	619
	American Electric Power Co. Inc.	6.950%	12/15/2054	750	805
[3]	American Electric Power Co. Inc.	7.050%	12/15/2054	900	940
[3]	American Electric Power Co. Inc.	5.800%	3/15/2056	967	960
[3]	American Electric Power Co. Inc.	6.050%	3/15/2056	741	728
	American Water Capital Corp.	2.950%	9/1/2027	1,225	1,207
	American Water Capital Corp.	3.450%	6/1/2029	1,250	1,226
	American Water Capital Corp.	2.800%	5/1/2030	200	190
	American Water Capital Corp.	2.300%	6/1/2031	300	271
	American Water Capital Corp.	4.450%	6/1/2032	700	701
	American Water Capital Corp.	5.150%	3/1/2034	550	567
	American Water Capital Corp.	5.250%	3/1/2035	757	780
	American Water Capital Corp.	6.593%	10/15/2037	700	792
	American Water Capital Corp.	4.300%	9/1/2045	500	427
	American Water Capital Corp.	3.750%	9/1/2047	475	365
	American Water Capital Corp.	4.200%	9/1/2048	450	366
	American Water Capital Corp.	3.250%	6/1/2051	500	338
	American Water Capital Corp.	5.700%	9/1/2055	417	418
[3]	Appalachian Power Co.	2.700%	4/1/2031	417	382
[3]	Appalachian Power Co.	4.500%	8/1/2032	692	686
	Appalachian Power Co.	5.650%	4/1/2034	400	419
	Appalachian Power Co.	7.000%	4/1/2038	460	521
	Appalachian Power Co.	4.400%	5/15/2044	575	482
[3]	Appalachian Power Co.	4.500%	3/1/2049	148	121
[3]	Appalachian Power Co.	3.700%	5/1/2050	300	218
	Arizona Public Service Co.	2.950%	9/15/2027	300	295
	Arizona Public Service Co.	2.600%	8/15/2029	500	473
	Arizona Public Service Co.	6.350%	12/15/2032	300	328
	Arizona Public Service Co.	5.700%	8/15/2034	1,125	1,183
	Arizona Public Service Co.	5.050%	9/1/2041	525	505
	Arizona Public Service Co.	4.500%	4/1/2042	325	285
	Arizona Public Service Co.	4.350%	11/15/2045	350	291
	Arizona Public Service Co.	3.750%	5/15/2046	395	299
	Arizona Public Service Co.	3.350%	5/15/2050	500	342
	Arizona Public Service Co.	5.900%	8/15/2055	850	865
	Atlantic City Electric Co.	2.300%	3/15/2031	500	453
	Atmos Energy Corp.	3.000%	6/15/2027	375	371
	Atmos Energy Corp.	2.625%	9/15/2029	350	333
	Atmos Energy Corp.	1.500%	1/15/2031	1,000	877
	Atmos Energy Corp.	5.450%	10/15/2032	250	264
	Atmos Energy Corp.	5.900%	11/15/2033	650	703
[3]	Atmos Energy Corp.	5.200%	8/15/2035	350	361
	Atmos Energy Corp.	5.500%	6/15/2041	600	615
	Atmos Energy Corp.	4.150%	1/15/2043	75	64
	Atmos Energy Corp.	4.125%	10/15/2044	950	801
	Atmos Energy Corp.	4.125%	3/15/2049	838	671
	Atmos Energy Corp.	3.375%	9/15/2049	720	506
	Atmos Energy Corp.	2.850%	2/15/2052	650	403
	Atmos Energy Corp.	5.750%	10/15/2052	500	505
	Atmos Energy Corp.	6.200%	11/15/2053	400	432
	Atmos Energy Corp.	5.000%	12/15/2054	450	409
	Atmos Energy Corp.	5.450%	1/15/2056	395	382
	Avangrid Inc.	3.800%	6/1/2029	600	592
	Avista Corp.	4.350%	6/1/2048	300	246
	Avista Corp.	4.000%	4/1/2052	346	258
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	1,050	949

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	350	362
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	1,375	1,426
	Baltimore Gas & Electric Co.	6.350%	10/1/2036	725	803
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/2047	250	191
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	300	192
	Baltimore Gas & Electric Co.	4.550%	6/1/2052	1,000	842
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	625	601
[3]	Baltimore Gas & Electric Co.	5.650%	6/1/2054	300	298
[8]	Basin Electric Power Cooperative	5.850%	10/15/2055	500	490
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	250	246
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	1,000	983
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	1,250	1,088
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	1,000	1,086
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	639	613
	Berkshire Hathaway Energy Co.	4.500%	2/1/2045	705	611
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	250	189
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	350	291
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	1,750	1,400
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	1,000	620
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	400	337
	Black Hills Corp.	3.150%	1/15/2027	325	322
	Black Hills Corp.	5.950%	3/15/2028	500	518
	Black Hills Corp.	3.050%	10/15/2029	170	162
	Black Hills Corp.	4.550%	1/31/2031	250	250
	Black Hills Corp.	4.350%	5/1/2033	350	337
	Black Hills Corp.	6.150%	5/15/2034	1,000	1,073
	Black Hills Corp.	6.000%	1/15/2035	900	960
	Black Hills Corp.	4.200%	9/15/2046	250	199
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	950	981
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/2030	378	387
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	500	452
[3]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	500	459
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	500	510
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	300	307
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	300	303
[3]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	773	779
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/2042	496	394
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/2048	125	100
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	200	129
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	700	493
[3]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	250	183
[3]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	262	235
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	500	476
	CenterPoint Energy Inc.	5.400%	6/1/2029	1,394	1,444
	CenterPoint Energy Inc.	2.950%	3/1/2030	286	271
[3]	CenterPoint Energy Inc.	7.000%	2/15/2055	300	313
	CenterPoint Energy Inc.	5.950%	4/1/2056	457	460
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	500	512
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	450	449
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	300	268
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	500	495
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	43	45
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	275	284
	CenterPoint Energy Resources Corp.	5.850%	1/15/2041	375	390
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	275	238
	Cleveland Electric Illuminating Co.	5.950%	12/15/2036	325	341
	CMS Energy Corp.	3.450%	8/15/2027	300	297
	CMS Energy Corp.	4.875%	3/1/2044	275	245
[3]	CMS Energy Corp.	4.750%	6/1/2050	400	393
	CMS Energy Corp.	6.500%	6/1/2055	814	837
[3]	Commonwealth Edison Co.	2.950%	8/15/2027	275	271
	Commonwealth Edison Co.	3.700%	8/15/2028	300	299
[3]	Commonwealth Edison Co.	3.150%	3/15/2032	300	278
	Commonwealth Edison Co.	4.900%	2/1/2033	300	307
	Commonwealth Edison Co.	5.300%	6/1/2034	475	495
	Commonwealth Edison Co.	5.900%	3/15/2036	500	537
	Commonwealth Edison Co.	6.450%	1/15/2038	384	429
	Commonwealth Edison Co.	4.700%	1/15/2044	825	738
	Commonwealth Edison Co.	3.700%	3/1/2045	625	488
	Commonwealth Edison Co.	4.350%	11/15/2045	900	763

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Edison Co.	3.650%	6/15/2046	500	381
[3]	Commonwealth Edison Co.	3.750%	8/15/2047	500	381
	Commonwealth Edison Co.	4.000%	3/1/2048	775	615
	Commonwealth Edison Co.	4.000%	3/1/2049	700	545
[3]	Commonwealth Edison Co.	3.200%	11/15/2049	250	169
	Commonwealth Edison Co.	3.000%	3/1/2050	500	327
[3]	Commonwealth Edison Co.	2.750%	9/1/2051	300	184
[3]	Commonwealth Edison Co.	3.850%	3/15/2052	384	287
	Commonwealth Edison Co.	5.300%	2/1/2053	500	473
	Commonwealth Edison Co.	5.650%	6/1/2054	100	99
	Commonwealth Edison Co.	5.950%	6/1/2055	1,430	1,483
[3]	Connecticut Light & Power Co.	3.200%	3/15/2027	250	248
	Connecticut Light & Power Co.	4.950%	1/15/2030	900	923
	Connecticut Light & Power Co.	4.950%	8/15/2034	100	101
	Connecticut Light & Power Co.	4.300%	4/15/2044	375	321
[3]	Connecticut Light & Power Co.	4.150%	6/1/2045	75	62
	Connecticut Light & Power Co.	4.000%	4/1/2048	625	497
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	1,000	914
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	362	377
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	600	630
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/2034	150	156
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	300	309
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	750	767
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	860	914
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	300	329
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	400	457
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	600	613
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	950	990
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	550	452
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	610	531
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	475	409
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	1,140	893
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	750	581
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	600	519
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	1,800	1,401
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	600	631
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	600	612
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	500	499
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	500	421
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	1,550	1,503
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	670	669
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	275	217
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	425	316
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	500	409
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	350	244
	Constellation Energy Generation LLC	5.600%	3/1/2028	219	226
	Constellation Energy Generation LLC	5.800%	3/1/2033	263	281
	Constellation Energy Generation LLC	6.125%	1/15/2034	500	542
	Constellation Energy Generation LLC	6.250%	10/1/2039	767	832
	Constellation Energy Generation LLC	5.750%	10/1/2041	325	331
	Constellation Energy Generation LLC	5.600%	6/15/2042	688	690
	Constellation Energy Generation LLC	6.500%	10/1/2053	575	626
	Constellation Energy Generation LLC	5.750%	3/15/2054	750	744
	Consumers Energy Co.	4.650%	3/1/2028	500	508
	Consumers Energy Co.	3.800%	11/15/2028	250	249
	Consumers Energy Co.	4.900%	2/15/2029	500	513
	Consumers Energy Co.	4.600%	5/30/2029	500	508
	Consumers Energy Co.	4.700%	1/15/2030	300	307
	Consumers Energy Co.	4.500%	1/15/2031	150	152
	Consumers Energy Co.	3.600%	8/15/2032	88	83
	Consumers Energy Co.	4.625%	5/15/2033	259	260
	Consumers Energy Co.	5.050%	5/15/2035	600	610
	Consumers Energy Co.	3.950%	5/15/2043	600	494
	Consumers Energy Co.	3.250%	8/15/2046	550	397
	Consumers Energy Co.	3.950%	7/15/2047	500	398
	Consumers Energy Co.	4.050%	5/15/2048	500	403
	Consumers Energy Co.	4.350%	4/15/2049	530	441
	Consumers Energy Co.	3.100%	8/15/2050	567	378
	Consumers Energy Co.	3.500%	8/1/2051	350	252
	Consumers Energy Co.	2.650%	8/15/2052	287	177

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consumers Energy Co.	4.200%	9/1/2052	392	315
[8]	Dayton Power & Light Co.	4.550%	8/15/2030	570	567
	Delmarva Power & Light Co.	4.150%	5/15/2045	600	507
	Dominion Energy Inc.	4.600%	5/15/2028	300	304
	Dominion Energy Inc.	4.250%	6/1/2028	200	201
[3]	Dominion Energy Inc.	3.375%	4/1/2030	2,300	2,218
	Dominion Energy Inc.	5.000%	6/15/2030	375	385
[3]	Dominion Energy Inc.	2.250%	8/15/2031	920	820
[3]	Dominion Energy Inc.	4.350%	8/15/2032	324	318
	Dominion Energy Inc.	5.375%	11/15/2032	725	753
[3]	Dominion Energy Inc.	6.300%	3/15/2033	500	543
[3]	Dominion Energy Inc.	5.250%	8/1/2033	1,250	1,282
	Dominion Energy Inc.	5.450%	3/15/2035	508	521
[3]	Dominion Energy Inc.	5.950%	6/15/2035	600	639
	Dominion Energy Inc.	7.000%	6/15/2038	300	340
[3]	Dominion Energy Inc.	3.300%	4/15/2041	500	379
[3]	Dominion Energy Inc.	4.900%	8/1/2041	890	821
[3]	Dominion Energy Inc.	4.050%	9/15/2042	400	325
[3]	Dominion Energy Inc.	4.600%	3/15/2049	500	417
[3]	Dominion Energy Inc.	4.850%	8/15/2052	500	430
[3]	Dominion Energy Inc.	7.000%	6/1/2054	500	542
	Dominion Energy Inc.	6.625%	5/15/2055	850	875
[3]	Dominion Energy Inc.	6.000%	2/15/2056	1,185	1,193
	Dominion Energy Inc.	6.200%	2/15/2056	1,075	1,082
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	250	223
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	1,625	1,809
[3]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	200	207
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	750	807
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	250	252
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	341	306
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	425	377
	DTE Electric Co.	4.250%	5/14/2027	75	76
[3]	DTE Electric Co.	1.900%	4/1/2028	500	479
	DTE Electric Co.	2.250%	3/1/2030	1,250	1,163
[3]	DTE Electric Co.	2.625%	3/1/2031	400	370
	DTE Electric Co.	5.200%	4/1/2033	500	520
	DTE Electric Co.	5.200%	3/1/2034	450	464
	DTE Electric Co.	5.250%	5/15/2035	550	566
[3]	DTE Electric Co.	4.000%	4/1/2043	300	250
	DTE Electric Co.	3.700%	3/15/2045	200	156
	DTE Electric Co.	3.750%	8/15/2047	450	345
[3]	DTE Electric Co.	4.050%	5/15/2048	2,000	1,622
	DTE Electric Co.	3.950%	3/1/2049	500	394
[3]	DTE Electric Co.	3.250%	4/1/2051	500	343
	DTE Electric Co.	5.400%	4/1/2053	250	243
	DTE Electric Co.	5.850%	5/15/2055	1,825	1,871
	DTE Energy Co.	4.950%	7/1/2027	300	304
	DTE Energy Co.	4.875%	6/1/2028	975	992
	DTE Energy Co.	5.100%	3/1/2029	1,500	1,538
[3]	DTE Energy Co.	3.400%	6/15/2029	140	136
	DTE Energy Co.	2.950%	3/1/2030	235	223
	DTE Energy Co.	5.200%	4/1/2030	493	509
	DTE Energy Co.	5.850%	6/1/2034	1,556	1,659
	DTE Energy Co.	5.050%	10/1/2035	1,333	1,332
	Duke Energy Carolinas LLC	3.950%	11/15/2028	2,000	2,004
[3]	Duke Energy Carolinas LLC	6.000%	12/1/2028	300	317
	Duke Energy Carolinas LLC	2.450%	8/15/2029	75	71
	Duke Energy Carolinas LLC	2.450%	2/1/2030	400	375
	Duke Energy Carolinas LLC	4.850%	3/15/2030	425	438
	Duke Energy Carolinas LLC	2.550%	4/15/2031	500	460
	Duke Energy Carolinas LLC	2.850%	3/15/2032	500	458
	Duke Energy Carolinas LLC	4.950%	1/15/2033	1,275	1,314
	Duke Energy Carolinas LLC	4.850%	1/15/2034	575	582
[3]	Duke Energy Carolinas LLC	5.250%	3/15/2035	500	517
	Duke Energy Carolinas LLC	6.100%	6/1/2037	425	458
	Duke Energy Carolinas LLC	6.000%	1/15/2038	325	350
	Duke Energy Carolinas LLC	6.050%	4/15/2038	525	567
	Duke Energy Carolinas LLC	5.300%	2/15/2040	710	719
	Duke Energy Carolinas LLC	4.250%	12/15/2041	1,000	879
	Duke Energy Carolinas LLC	4.000%	9/30/2042	675	567

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	3.875%	3/15/2046	500	396
	Duke Energy Carolinas LLC	3.700%	12/1/2047	425	321
	Duke Energy Carolinas LLC	3.950%	3/15/2048	400	317
	Duke Energy Carolinas LLC	3.200%	8/15/2049	750	512
	Duke Energy Carolinas LLC	3.450%	4/15/2051	500	355
	Duke Energy Carolinas LLC	5.400%	1/15/2054	2,550	2,467
[3]	Duke Energy Carolinas SC Storm Funding LLC	4.898%	3/1/2046	910	909
	Duke Energy Corp.	4.850%	1/5/2027	400	404
	Duke Energy Corp.	5.000%	12/8/2027	500	510
	Duke Energy Corp.	4.300%	3/15/2028	500	503
	Duke Energy Corp.	2.450%	6/1/2030	950	881
	Duke Energy Corp.	2.550%	6/15/2031	625	569
	Duke Energy Corp.	4.500%	8/15/2032	1,000	997
	Duke Energy Corp.	5.750%	9/15/2033	500	530
	Duke Energy Corp.	5.450%	6/15/2034	400	417
	Duke Energy Corp.	4.950%	9/15/2035	458	454
	Duke Energy Corp.	3.300%	6/15/2041	200	154
	Duke Energy Corp.	4.800%	12/15/2045	700	620
	Duke Energy Corp.	3.750%	9/1/2046	906	686
	Duke Energy Corp.	4.200%	6/15/2049	1,200	944
	Duke Energy Corp.	3.500%	6/15/2051	600	416
	Duke Energy Corp.	5.000%	8/15/2052	767	676
	Duke Energy Corp.	6.100%	9/15/2053	1,100	1,136
	Duke Energy Corp.	5.800%	6/15/2054	475	469
	Duke Energy Corp.	6.450%	9/1/2054	550	577
	Duke Energy Corp.	3.250%	1/15/2082	500	486
	Duke Energy Florida LLC	3.200%	1/15/2027	1,250	1,243
	Duke Energy Florida LLC	3.800%	7/15/2028	425	425
	Duke Energy Florida LLC	2.500%	12/1/2029	2,150	2,030
	Duke Energy Florida LLC	1.750%	6/15/2030	1,700	1,533
	Duke Energy Florida LLC	4.200%	12/1/2030	110	110
	Duke Energy Florida LLC	2.400%	12/15/2031	600	542
	Duke Energy Florida LLC	5.875%	11/15/2033	500	540
	Duke Energy Florida LLC	4.850%	12/1/2035	200	199
	Duke Energy Florida LLC	6.350%	9/15/2037	426	473
	Duke Energy Florida LLC	6.400%	6/15/2038	800	892
	Duke Energy Florida LLC	3.400%	10/1/2046	500	364
	Duke Energy Florida LLC	4.200%	7/15/2048	425	345
	Duke Energy Florida LLC	3.000%	12/15/2051	500	323
	Duke Energy Florida LLC	5.950%	11/15/2052	500	517
	Duke Energy Florida LLC	6.200%	11/15/2053	1,250	1,336
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/2029	235	227
	Duke Energy Indiana LLC	5.250%	3/1/2034	150	155
	Duke Energy Indiana LLC	6.120%	10/15/2035	1,175	1,274
[3]	Duke Energy Indiana LLC	4.900%	7/15/2043	250	233
	Duke Energy Indiana LLC	3.750%	5/15/2046	875	680
	Duke Energy Indiana LLC	2.750%	4/1/2050	775	484
	Duke Energy Indiana LLC	5.900%	5/15/2055	50	51
	Duke Energy Ohio Inc.	2.125%	6/1/2030	200	183
	Duke Energy Ohio Inc.	5.250%	4/1/2033	500	518
	Duke Energy Ohio Inc.	5.300%	6/15/2035	200	206
	Duke Energy Ohio Inc.	3.700%	6/15/2046	650	495
	Duke Energy Ohio Inc.	4.300%	2/1/2049	341	279
	Duke Energy Ohio Inc.	5.650%	4/1/2053	500	494
	Duke Energy Ohio Inc.	5.550%	3/15/2054	700	683
	Duke Energy Progress LLC	4.350%	3/6/2027	337	340
	Duke Energy Progress LLC	3.700%	9/1/2028	425	423
	Duke Energy Progress LLC	3.450%	3/15/2029	900	887
	Duke Energy Progress LLC	2.000%	8/15/2031	500	444
	Duke Energy Progress LLC	3.400%	4/1/2032	500	473
	Duke Energy Progress LLC	5.250%	3/15/2033	1,025	1,067
	Duke Energy Progress LLC	5.100%	3/15/2034	500	515
	Duke Energy Progress LLC	5.050%	3/15/2035	502	511
	Duke Energy Progress LLC	6.300%	4/1/2038	300	332
	Duke Energy Progress LLC	4.375%	3/30/2044	525	450
	Duke Energy Progress LLC	4.150%	12/1/2044	100	83
	Duke Energy Progress LLC	4.200%	8/15/2045	625	519
	Duke Energy Progress LLC	3.700%	10/15/2046	375	285
	Duke Energy Progress LLC	2.500%	8/15/2050	550	320
	Duke Energy Progress LLC	2.900%	8/15/2051	550	346

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	4.000%	4/1/2052	400	310
	Duke Energy Progress LLC	5.350%	3/15/2053	375	358
	Duke Energy Progress LLC	5.550%	3/15/2055	1,517	1,496
[3]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/2028	140	134
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2037	375	322
[3]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/2041	300	230
	Edison International	5.750%	6/15/2027	100	102
	Edison International	5.250%	11/15/2028	750	760
	Edison International	5.450%	6/15/2029	500	508
	Edison International	6.950%	11/15/2029	750	798
	Edison International	5.250%	3/15/2032	600	600
	El Paso Electric Co.	6.000%	5/15/2035	175	182
	El Paso Electric Co.	5.000%	12/1/2044	250	220
	Emera US Finance LP	4.750%	6/15/2046	1,160	990
	Enel Chile SA	4.875%	6/12/2028	600	608
	Entergy Arkansas LLC	5.150%	1/15/2033	500	517
	Entergy Arkansas LLC	5.450%	6/1/2034	475	497
	Entergy Arkansas LLC	4.200%	4/1/2049	500	403
	Entergy Arkansas LLC	3.350%	6/15/2052	800	542
	Entergy Arkansas LLC	5.750%	6/1/2054	250	252
	Entergy Corp.	1.900%	6/15/2028	500	474
	Entergy Corp.	2.800%	6/15/2030	500	468
	Entergy Corp.	2.400%	6/15/2031	500	449
	Entergy Corp.	3.750%	6/15/2050	1,261	916
[3]	Entergy Corp.	5.875%	6/15/2056	300	300
	Entergy Corp.	6.100%	6/15/2056	500	500
	Entergy Louisiana LLC	3.120%	9/1/2027	350	346
	Entergy Louisiana LLC	3.250%	4/1/2028	300	296
	Entergy Louisiana LLC	3.050%	6/1/2031	375	352
	Entergy Louisiana LLC	2.350%	6/15/2032	500	441
	Entergy Louisiana LLC	4.000%	3/15/2033	725	699
	Entergy Louisiana LLC	5.350%	3/15/2034	250	260
	Entergy Louisiana LLC	5.150%	9/15/2034	400	409
	Entergy Louisiana LLC	3.100%	6/15/2041	500	380
	Entergy Louisiana LLC	4.950%	1/15/2045	400	367
	Entergy Louisiana LLC	4.200%	9/1/2048	1,150	929
	Entergy Louisiana LLC	4.200%	4/1/2050	500	399
	Entergy Louisiana LLC	2.900%	3/15/2051	700	439
	Entergy Louisiana LLC	4.750%	9/15/2052	500	435
	Entergy Louisiana LLC	5.700%	3/15/2054	1,500	1,493
	Entergy Louisiana LLC	5.800%	3/15/2055	700	703
	Entergy Mississippi LLC	2.850%	6/1/2028	750	730
	Entergy Mississippi LLC	3.850%	6/1/2049	250	191
	Entergy Mississippi LLC	5.850%	6/1/2054	500	503
	Entergy Mississippi LLC	5.800%	4/15/2055	488	490
	Entergy Texas Inc.	4.000%	3/30/2029	300	300
	Entergy Texas Inc.	1.750%	3/15/2031	500	441
	Entergy Texas Inc.	5.250%	4/15/2035	175	180
	Entergy Texas Inc.	3.550%	9/30/2049	905	646
	Entergy Texas Inc.	5.800%	9/1/2053	500	498
	Entergy Texas Inc.	5.550%	9/15/2054	250	242
	Essential Utilities Inc.	4.800%	8/15/2027	750	759
	Essential Utilities Inc.	3.566%	5/1/2029	1,275	1,250
	Essential Utilities Inc.	2.704%	4/15/2030	400	375
	Essential Utilities Inc.	5.375%	1/15/2034	500	516
	Essential Utilities Inc.	4.276%	5/1/2049	435	351
	Essential Utilities Inc.	3.351%	4/15/2050	600	413
	Essential Utilities Inc.	5.300%	5/1/2052	500	468
	Evergy Kansas Central Inc.	3.100%	4/1/2027	425	421
	Evergy Kansas Central Inc.	5.250%	3/15/2035	356	363
	Evergy Kansas Central Inc.	4.125%	3/1/2042	1,425	1,197
	Evergy Kansas Central Inc.	4.100%	4/1/2043	325	269
	Evergy Kansas Central Inc.	4.250%	12/1/2045	100	83
	Evergy Kansas Central Inc.	3.250%	9/1/2049	1,000	680
[3]	Evergy Metro Inc.	2.250%	6/1/2030	300	277
	Evergy Metro Inc.	4.950%	4/15/2033	510	519
	Evergy Metro Inc.	5.400%	4/1/2034	750	780
	Evergy Metro Inc.	5.125%	8/15/2035	750	758
	Evergy Metro Inc.	5.300%	10/1/2041	480	475
	Evergy Metro Inc.	4.200%	6/15/2047	225	182

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Evergy Missouri West Inc.	5.650%	6/1/2034	400	414
	Eversource Energy	5.000%	1/1/2027	333	336
[3]	Eversource Energy	3.300%	1/15/2028	200	196
	Eversource Energy	5.450%	3/1/2028	500	513
[3]	Eversource Energy	4.250%	4/1/2029	325	324
[3]	Eversource Energy	1.650%	8/15/2030	1,300	1,148
	Eversource Energy	2.550%	3/15/2031	300	271
	Eversource Energy	5.850%	4/15/2031	1,000	1,056
	Eversource Energy	3.375%	3/1/2032	564	522
	Eversource Energy	5.125%	5/15/2033	1,000	1,010
	Eversource Energy	5.950%	7/15/2034	1,450	1,533
	Eversource Energy	3.450%	1/15/2050	500	354
	Exelon Corp.	2.750%	3/15/2027	500	492
	Exelon Corp.	5.150%	3/15/2028	625	639
	Exelon Corp.	5.150%	3/15/2029	250	257
	Exelon Corp.	4.050%	4/15/2030	725	718
	Exelon Corp.	5.125%	3/15/2031	415	429
	Exelon Corp.	3.350%	3/15/2032	90	84
	Exelon Corp.	5.450%	3/15/2034	350	364
[3]	Exelon Corp.	4.950%	6/15/2035	284	283
	Exelon Corp.	5.625%	6/15/2035	415	434
	Exelon Corp.	5.600%	3/15/2053	2,625	2,542
	Exelon Corp.	5.875%	3/15/2055	404	405
	Exelon Corp.	6.500%	3/15/2055	370	385
[3]	FirstEnergy Corp.	3.900%	7/15/2027	750	748
	FirstEnergy Corp.	2.650%	3/1/2030	99	92
[3]	FirstEnergy Corp.	2.250%	9/1/2030	350	317
[3]	FirstEnergy Corp.	4.850%	7/15/2047	750	660
	FirstEnergy Transmission LLC	4.550%	1/15/2030	300	302
[8]	FirstEnergy Transmission LLC	4.750%	1/15/2033	300	299
	FirstEnergy Transmission LLC	5.000%	1/15/2035	300	301
	Florida Power & Light Co.	4.400%	5/15/2028	675	683
	Florida Power & Light Co.	5.150%	6/15/2029	500	520
	Florida Power & Light Co.	4.625%	5/15/2030	675	689
	Florida Power & Light Co.	2.450%	2/3/2032	700	632
	Florida Power & Light Co.	5.100%	4/1/2033	800	829
	Florida Power & Light Co.	4.800%	5/15/2033	675	688
	Florida Power & Light Co.	5.625%	4/1/2034	225	240
	Florida Power & Light Co.	5.300%	6/15/2034	734	769
	Florida Power & Light Co.	4.950%	6/1/2035	50	51
	Florida Power & Light Co.	4.700%	2/15/2036	476	472
	Florida Power & Light Co.	5.650%	2/1/2037	425	454
	Florida Power & Light Co.	5.950%	2/1/2038	175	190
	Florida Power & Light Co.	5.960%	4/1/2039	225	242
	Florida Power & Light Co.	4.125%	2/1/2042	1,025	891
	Florida Power & Light Co.	4.050%	6/1/2042	475	405
	Florida Power & Light Co.	3.800%	12/15/2042	500	410
	Florida Power & Light Co.	3.700%	12/1/2047	550	422
	Florida Power & Light Co.	3.950%	3/1/2048	800	639
	Florida Power & Light Co.	3.150%	10/1/2049	1,190	814
	Florida Power & Light Co.	2.875%	12/4/2051	2,500	1,592
	Florida Power & Light Co.	5.600%	6/15/2054	675	678
	Florida Power & Light Co.	5.800%	3/15/2065	187	191
	Florida Power & Light Co.	5.600%	2/15/2066	625	616
	Georgia Power Co.	5.004%	2/23/2027	1,150	1,165
	Georgia Power Co.	3.250%	3/30/2027	550	546
	Georgia Power Co.	4.650%	5/16/2028	2,150	2,184
	Georgia Power Co.	4.000%	10/1/2028	500	502
[3]	Georgia Power Co.	2.650%	9/15/2029	438	417
	Georgia Power Co.	4.550%	3/15/2030	650	661
	Georgia Power Co.	4.850%	3/15/2031	659	676
	Georgia Power Co.	4.950%	5/17/2033	1,725	1,760
	Georgia Power Co.	5.250%	3/15/2034	1,750	1,807
	Georgia Power Co.	5.200%	3/15/2035	659	677
[3]	Georgia Power Co.	4.750%	9/1/2040	625	593
	Georgia Power Co.	4.300%	3/15/2042	575	503
	Georgia Power Co.	4.300%	3/15/2043	250	216
[3]	Georgia Power Co.	3.250%	3/15/2051	500	341
	Georgia Power Co.	5.125%	5/15/2052	603	562
	Georgia Power Co.	5.500%	10/1/2055	500	487

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iberdrola International BV	6.750%	7/15/2036	175	200
	Idaho Power Co.	5.200%	8/15/2034	100	103
[3]	Idaho Power Co.	4.200%	3/1/2048	404	330
[3]	Idaho Power Co.	5.500%	3/15/2053	500	488
[3]	Idaho Power Co.	5.700%	3/15/2055	465	463
	Indiana Michigan Power Co.	3.850%	5/15/2028	250	250
	Indiana Michigan Power Co.	6.050%	3/15/2037	500	545
[3]	Indiana Michigan Power Co.	4.550%	3/15/2046	340	295
[3]	Indiana Michigan Power Co.	3.750%	7/1/2047	250	189
	Indiana Michigan Power Co.	3.250%	5/1/2051	500	332
	Indiana Michigan Power Co.	5.625%	4/1/2053	500	496
	Interstate Power & Light Co.	4.100%	9/26/2028	450	450
	Interstate Power & Light Co.	3.600%	4/1/2029	240	235
	Interstate Power & Light Co.	2.300%	6/1/2030	300	275
	Interstate Power & Light Co.	5.700%	10/15/2033	250	263
	Interstate Power & Light Co.	4.950%	9/30/2034	150	149
	Interstate Power & Light Co.	5.600%	6/29/2035	250	260
	Interstate Power & Light Co.	6.250%	7/15/2039	250	267
	Interstate Power & Light Co.	3.700%	9/15/2046	406	303
	Interstate Power & Light Co.	3.100%	11/30/2051	500	320
	Interstate Power & Light Co.	5.450%	9/30/2054	350	331
	IPALCO Enterprises Inc.	4.250%	5/1/2030	400	392
	IPALCO Enterprises Inc.	5.750%	4/1/2034	500	510
	ITC Holdings Corp.	3.350%	11/15/2027	150	148
	ITC Holdings Corp.	5.300%	7/1/2043	900	868
[8]	Jersey Central Power & Light Co.	4.150%	1/15/2029	473	473
[8]	Jersey Central Power & Light Co.	4.400%	1/15/2031	300	299
	Jersey Central Power & Light Co.	5.100%	1/15/2035	300	304
[8]	Jersey Central Power & Light Co.	5.150%	1/15/2036	275	278
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	134	131
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	593	568
[3]	Kentucky Utilities Co.	5.450%	4/15/2033	500	524
	Kentucky Utilities Co.	5.125%	11/1/2040	650	638
	Kentucky Utilities Co.	3.300%	6/1/2050	500	345
	Kentucky Utilities Co.	5.850%	8/15/2055	485	489
[3]	Louisville Gas & Electric Co.	5.450%	4/15/2033	500	523
[3]	Louisville Gas & Electric Co.	5.850%	8/15/2055	1,652	1,665
	MidAmerican Energy Co.	3.100%	5/1/2027	450	446
	MidAmerican Energy Co.	3.650%	4/15/2029	700	692
	MidAmerican Energy Co.	6.750%	12/30/2031	325	366
[3]	MidAmerican Energy Co.	5.800%	10/15/2036	775	835
	MidAmerican Energy Co.	4.800%	9/15/2043	300	272
	MidAmerican Energy Co.	4.400%	10/15/2044	400	344
	MidAmerican Energy Co.	4.250%	5/1/2046	1,000	836
	MidAmerican Energy Co.	3.650%	8/1/2048	575	430
	MidAmerican Energy Co.	5.850%	9/15/2054	815	838
	MidAmerican Energy Co.	5.300%	2/1/2055	900	852
[3]	Mississippi Power Co.	4.250%	3/15/2042	375	322
	National Fuel Gas Co.	3.950%	9/15/2027	275	274
	National Fuel Gas Co.	4.750%	9/1/2028	750	758
	National Fuel Gas Co.	5.500%	3/15/2030	195	201
	National Fuel Gas Co.	2.950%	3/1/2031	100	91
	National Fuel Gas Co.	5.950%	3/15/2035	495	518
	National Grid plc	5.602%	6/12/2028	500	516
	National Grid plc	5.418%	1/11/2034	600	621
	National Grid USA	5.803%	4/1/2035	250	262
[3]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/2027	700	710
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	750	753
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	400	401
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	300	297
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/2028	250	255
[3]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	700	704
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/2028	250	250
[3]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	500	512
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	784	774
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/2029	2,000	2,069
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/2030	625	643
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	425	397
	National Rural Utilities Cooperative Finance Corp.	4.300%	12/10/2030	387	388
[3]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	500	517

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/2031	300	261
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	1,014	985
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	248	243
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	500	537
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	500	509
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	400	335
[3]	Nevada Power Co.	5.900%	5/1/2053	500	502
	Nevada Power Co.	6.000%	3/15/2054	400	409
	Nevada Power Co.	6.250%	5/15/2055	100	101
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	700	696
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	919	929
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	532	538
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	750	764
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	566	577
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	750	769
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	350	343
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	300	286
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/2030	250	258
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	950	981
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	3,000	2,759
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	300	267
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	700	730
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	863	884
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	2,218	2,271
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	1,400	1,449
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	981	912
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	1,600	1,545
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	950	1,013
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	825	857
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	1,500	1,518
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	1,200	1,239
[3]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	800	787
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	300	303
	NiSource Inc.	3.490%	5/15/2027	500	497
	NiSource Inc.	5.250%	3/30/2028	550	564
	NiSource Inc.	5.200%	7/1/2029	933	962
	NiSource Inc.	2.950%	9/1/2029	1,614	1,548
	NiSource Inc.	3.600%	5/1/2030	500	486
	NiSource Inc.	1.700%	2/15/2031	500	439
	NiSource Inc.	5.350%	4/1/2034	1,058	1,091
	NiSource Inc.	5.350%	7/15/2035	2,050	2,097
	NiSource Inc.	5.950%	6/15/2041	882	911
	NiSource Inc.	5.250%	2/15/2043	200	192
	NiSource Inc.	5.650%	2/1/2045	267	265
	NiSource Inc.	4.375%	5/15/2047	1,325	1,098
	NiSource Inc.	5.000%	6/15/2052	302	267
	NiSource Inc.	6.950%	11/30/2054	105	109
	NiSource Inc.	6.375%	3/31/2055	600	621
	NiSource Inc.	5.850%	4/1/2055	1,370	1,364
	NiSource Inc.	5.750%	7/15/2056	250	252
	Northern States Power Co.	2.250%	4/1/2031	500	454
	Northern States Power Co.	5.050%	5/15/2035	200	204
	Northern States Power Co.	6.250%	6/1/2036	325	358
	Northern States Power Co.	6.200%	7/1/2037	250	275
	Northern States Power Co.	5.350%	11/1/2039	375	380
	Northern States Power Co.	3.400%	8/15/2042	410	321
	Northern States Power Co.	2.900%	3/1/2050	1,890	1,238
	Northern States Power Co.	2.600%	6/1/2051	374	229
	Northern States Power Co.	3.200%	4/1/2052	500	341
	Northern States Power Co.	4.500%	6/1/2052	450	382
	Northern States Power Co.	5.100%	5/15/2053	400	371
	Northern States Power Co.	5.400%	3/15/2054	500	484
	Northern States Power Co.	5.650%	6/15/2054	800	806
	Northern States Power Co.	5.650%	5/15/2055	1,300	1,305
	Northwest Natural Holding Co.	7.000%	9/15/2055	200	208
	NorthWestern Corp.	4.176%	11/15/2044	500	413
	NSTAR Electric Co.	3.200%	5/15/2027	1,350	1,338
	NSTAR Electric Co.	3.250%	5/15/2029	300	291
	NSTAR Electric Co.	4.850%	3/1/2030	539	551
	NSTAR Electric Co.	5.400%	6/1/2034	250	259

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NSTAR Electric Co.	5.200%	3/1/2035	613	626
	NSTAR Electric Co.	5.500%	3/15/2040	290	293
	NSTAR Electric Co.	4.950%	9/15/2052	350	315
	OGE Energy Corp.	5.450%	5/15/2029	150	155
	Oglethorpe Power Corp.	5.950%	11/1/2039	100	104
	Oglethorpe Power Corp.	5.375%	11/1/2040	1,130	1,117
	Oglethorpe Power Corp.	5.050%	10/1/2048	350	312
	Oglethorpe Power Corp.	5.250%	9/1/2050	300	271
	Oglethorpe Power Corp.	6.200%	12/1/2053	350	359
	Oglethorpe Power Corp.	5.800%	6/1/2054	400	390
	Oglethorpe Power Corp.	5.900%	2/1/2055	700	692
[3]	Ohio Power Co.	1.625%	1/15/2031	700	614
	Ohio Power Co.	5.000%	6/1/2033	500	507
	Ohio Power Co.	5.650%	6/1/2034	1,000	1,043
	Ohio Power Co.	4.000%	6/1/2049	500	384
[3]	Ohio Power Co.	2.900%	10/1/2051	700	431
	Oklahoma Gas & Electric Co.	3.800%	8/15/2028	300	299
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	500	482
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	600	576
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	300	314
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	225	182
	Oklahoma Gas & Electric Co.	3.850%	8/15/2047	250	194
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	202	204
[8]	Oncor Electric Delivery Co. LLC	4.500%	3/20/2027	263	265
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	500	504
	Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	150	149
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	500	508
	Oncor Electric Delivery Co. LLC	2.750%	5/15/2030	1,250	1,178
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	250	250
	Oncor Electric Delivery Co. LLC	7.250%	1/15/2033	1,000	1,146
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	575	611
[8]	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	195	201
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	470	465
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	500	453
	Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	200	156
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	250	191
	Oncor Electric Delivery Co. LLC	4.100%	11/15/2048	400	321
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	565	426
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	200	147
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	1,250	745
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	1,500	1,335
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	253	239
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	400	388
[8]	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	287	289
	ONE Gas Inc.	5.100%	4/1/2029	1,200	1,236
	ONE Gas Inc.	2.000%	5/15/2030	200	183
	ONE Gas Inc.	4.658%	2/1/2044	507	450
	Pacific Gas & Electric Co.	3.300%	3/15/2027	1,000	989
	Pacific Gas & Electric Co.	2.100%	8/1/2027	650	630
	Pacific Gas & Electric Co.	5.000%	6/4/2028	80	81
	Pacific Gas & Electric Co.	3.000%	6/15/2028	600	582
	Pacific Gas & Electric Co.	3.750%	7/1/2028	1,700	1,677
	Pacific Gas & Electric Co.	6.100%	1/15/2029	1,350	1,413
	Pacific Gas & Electric Co.	5.550%	5/15/2029	700	723
	Pacific Gas & Electric Co.	4.550%	7/1/2030	3,150	3,137
	Pacific Gas & Electric Co.	2.500%	2/1/2031	2,500	2,250
	Pacific Gas & Electric Co.	3.250%	6/1/2031	500	465
	Pacific Gas & Electric Co.	4.400%	3/1/2032	388	379
	Pacific Gas & Electric Co.	5.900%	6/15/2032	500	524
	Pacific Gas & Electric Co.	5.050%	10/15/2032	400	402
	Pacific Gas & Electric Co.	6.150%	1/15/2033	550	584
	Pacific Gas & Electric Co.	6.400%	6/15/2033	442	477
	Pacific Gas & Electric Co.	6.950%	3/15/2034	675	751
	Pacific Gas & Electric Co.	5.800%	5/15/2034	1,800	1,871
	Pacific Gas & Electric Co.	5.700%	3/1/2035	620	638
	Pacific Gas & Electric Co.	4.500%	7/1/2040	2,300	2,004
	Pacific Gas & Electric Co.	3.300%	8/1/2040	800	606
	Pacific Gas & Electric Co.	4.200%	6/1/2041	500	416
	Pacific Gas & Electric Co.	4.750%	2/15/2044	1,500	1,267
	Pacific Gas & Electric Co.	4.300%	3/15/2045	1,075	853

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	3.950%	12/1/2047	1,700	1,264
	Pacific Gas & Electric Co.	4.950%	7/1/2050	3,000	2,537
	Pacific Gas & Electric Co.	3.500%	8/1/2050	849	573
	Pacific Gas & Electric Co.	6.700%	4/1/2053	500	528
	Pacific Gas & Electric Co.	5.900%	10/1/2054	1,000	958
	Pacific Gas & Electric Co.	6.150%	3/1/2055	596	590
	Pacific Gas & Electric Co.	6.100%	10/15/2055	250	245
	PacifiCorp	5.100%	2/15/2029	1,000	1,021
	PacifiCorp	3.500%	6/15/2029	1,000	971
	PacifiCorp	2.700%	9/15/2030	341	313
	PacifiCorp	5.300%	2/15/2031	212	218
	PacifiCorp	5.450%	2/15/2034	650	659
	PacifiCorp	6.100%	8/1/2036	525	545
	PacifiCorp	6.250%	10/15/2037	275	287
	PacifiCorp	6.000%	1/15/2039	500	508
	PacifiCorp	4.125%	1/15/2049	525	391
	PacifiCorp	4.150%	2/15/2050	200	148
	PacifiCorp	2.900%	6/15/2052	816	478
	PacifiCorp	5.350%	12/1/2053	250	219
	PacifiCorp	5.500%	5/15/2054	1,000	893
	PacifiCorp	5.800%	1/15/2055	2,765	2,577
	PECO Energy Co.	4.900%	6/15/2033	500	511
	PECO Energy Co.	4.875%	9/15/2035	325	328
	PECO Energy Co.	3.000%	9/15/2049	1,000	655
	PECO Energy Co.	2.800%	6/15/2050	1,000	625
	PECO Energy Co.	3.050%	3/15/2051	500	325
	PECO Energy Co.	2.850%	9/15/2051	500	310
	PECO Energy Co.	4.600%	5/15/2052	500	425
	PECO Energy Co.	5.250%	9/15/2054	200	189
	PECO Energy Co.	5.650%	9/15/2055	825	822
[3]	PG&E Energy Recovery Funding LLC	1.460%	7/15/2031	186	173
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2036	570	475
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2046	350	255
[3]	PG&E Recovery Funding LLC	4.838%	6/1/2033	521	529
[3]	PG&E Recovery Funding LLC	5.256%	1/15/2038	1,300	1,331
[3]	PG&E Recovery Funding LLC	5.231%	6/1/2042	600	610
[3]	PG&E Recovery Funding LLC	5.536%	7/15/2047	410	412
[3]	PG&E Recovery Funding LLC	5.529%	6/1/2049	1,200	1,201
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/2030	362	359
[3]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/2031	168	168
[3]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/2036	250	243
[3]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/2037	375	372
[3]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/2041	300	298
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2047	1,175	1,042
[3]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2047	1,025	992
[3]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/2051	250	219
[3]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2052	350	326
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	380	371
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	500	456
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	700	728
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	750	762
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	150	134
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	350	261
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/2050	800	549
	Pinnacle West Capital Corp.	4.900%	5/15/2028	290	295
	Pinnacle West Capital Corp.	5.150%	5/15/2030	250	258
	Potomac Electric Power Co.	5.200%	3/15/2034	200	205
	Potomac Electric Power Co.	6.500%	11/15/2037	400	449
	Potomac Electric Power Co.	4.150%	3/15/2043	550	464
	Potomac Electric Power Co.	5.500%	3/15/2054	200	193
	PPL Capital Funding Inc.	5.250%	9/1/2034	300	307
	PPL Electric Utilities Corp.	5.000%	5/15/2033	550	563
	PPL Electric Utilities Corp.	4.850%	2/15/2034	550	556
	PPL Electric Utilities Corp.	6.250%	5/15/2039	800	877
	PPL Electric Utilities Corp.	4.125%	6/15/2044	450	376
	PPL Electric Utilities Corp.	4.150%	10/1/2045	300	251
	PPL Electric Utilities Corp.	3.950%	6/1/2047	350	282
	PPL Electric Utilities Corp.	4.150%	6/15/2048	300	247
	PPL Electric Utilities Corp.	5.250%	5/15/2053	500	479
	PPL Electric Utilities Corp.	5.550%	8/15/2055	308	306

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Progress Energy Inc.	7.750%	3/1/2031	510	584
	Progress Energy Inc.	7.000%	10/30/2031	200	225
	Progress Energy Inc.	6.000%	12/1/2039	480	508
	Public Service Co. of Colorado	3.700%	6/15/2028	300	299
[3]	Public Service Co. of Colorado	1.900%	1/15/2031	300	267
	Public Service Co. of Colorado	1.875%	6/15/2031	450	396
[3]	Public Service Co. of Colorado	4.100%	6/1/2032	300	294
	Public Service Co. of Colorado	5.350%	5/15/2034	1,400	1,441
	Public Service Co. of Colorado	5.150%	9/15/2035	925	937
[3]	Public Service Co. of Colorado	6.250%	9/1/2037	300	327
	Public Service Co. of Colorado	3.600%	9/15/2042	225	177
	Public Service Co. of Colorado	4.300%	3/15/2044	700	593
	Public Service Co. of Colorado	4.100%	6/15/2048	300	238
[3]	Public Service Co. of Colorado	3.200%	3/1/2050	1,300	883
[3]	Public Service Co. of Colorado	4.500%	6/1/2052	400	333
	Public Service Co. of Colorado	5.250%	4/1/2053	675	628
	Public Service Co. of Colorado	5.750%	5/15/2054	250	250
	Public Service Co. of Colorado	5.850%	5/15/2055	1,800	1,826
	Public Service Co. of New Hampshire	5.350%	10/1/2033	250	261
	Public Service Co. of New Hampshire	3.600%	7/1/2049	250	183
	Public Service Co. of New Hampshire	5.150%	1/15/2053	500	462
	Public Service Co. of Oklahoma	5.250%	1/15/2033	500	513
	Public Service Co. of Oklahoma	5.200%	1/15/2035	400	405
	Public Service Co. of Oklahoma	5.450%	1/15/2036	550	564
[3]	Public Service Electric & Gas Co.	3.000%	5/15/2027	250	247
[3]	Public Service Electric & Gas Co.	2.450%	1/15/2030	200	188
[3]	Public Service Electric & Gas Co.	3.100%	3/15/2032	500	464
[3]	Public Service Electric & Gas Co.	4.900%	12/15/2032	300	307
[3]	Public Service Electric & Gas Co.	4.650%	3/15/2033	500	503
[3]	Public Service Electric & Gas Co.	5.200%	3/1/2034	500	515
	Public Service Electric & Gas Co.	4.850%	8/1/2034	650	656
[3]	Public Service Electric & Gas Co.	5.050%	3/1/2035	287	293
	Public Service Electric & Gas Co.	4.900%	8/15/2035	652	656
[3]	Public Service Electric & Gas Co.	3.950%	5/1/2042	525	443
[3]	Public Service Electric & Gas Co.	3.800%	3/1/2046	1,000	788
[3]	Public Service Electric & Gas Co.	3.600%	12/1/2047	275	206
[3]	Public Service Electric & Gas Co.	3.850%	5/1/2049	350	270
[3]	Public Service Electric & Gas Co.	3.150%	1/1/2050	750	509
[3]	Public Service Electric & Gas Co.	2.700%	5/1/2050	850	527
[3]	Public Service Electric & Gas Co.	2.050%	8/1/2050	500	270
[3]	Public Service Electric & Gas Co.	3.000%	3/1/2051	500	327
[3]	Public Service Electric & Gas Co.	5.125%	3/15/2053	250	233
[3]	Public Service Electric & Gas Co.	5.450%	3/1/2054	700	685
	Public Service Electric & Gas Co.	5.300%	8/1/2054	1,300	1,242
[3]	Public Service Electric & Gas Co.	5.500%	3/1/2055	258	253
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	300	309
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	500	522
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	3,000	3,085
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	750	665
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	250	258
	Puget Energy Inc.	2.379%	6/15/2028	85	81
	Puget Energy Inc.	4.100%	6/15/2030	400	392
	Puget Energy Inc.	4.224%	3/15/2032	400	383
	Puget Energy Inc.	5.725%	3/15/2035	547	561
	Puget Sound Energy Inc.	5.330%	6/15/2034	300	309
	Puget Sound Energy Inc.	6.274%	3/15/2037	450	491
	Puget Sound Energy Inc.	5.757%	10/1/2039	495	516
	Puget Sound Energy Inc.	4.300%	5/20/2045	1,050	872
	Puget Sound Energy Inc.	4.223%	6/15/2048	500	407
	Puget Sound Energy Inc.	5.685%	6/15/2054	300	298
	Puget Sound Energy Inc.	5.598%	9/15/2055	286	278
	San Diego Gas & Electric Co.	4.950%	8/15/2028	500	513
[3]	San Diego Gas & Electric Co.	1.700%	10/1/2030	500	446
[3]	San Diego Gas & Electric Co.	3.000%	3/15/2032	500	459
	San Diego Gas & Electric Co.	5.400%	4/15/2035	293	304
	San Diego Gas & Electric Co.	6.000%	6/1/2039	250	267
	San Diego Gas & Electric Co.	4.500%	8/15/2040	505	459
[3]	San Diego Gas & Electric Co.	3.750%	6/1/2047	325	248
	San Diego Gas & Electric Co.	4.150%	5/15/2048	325	261
[3]	San Diego Gas & Electric Co.	3.320%	4/15/2050	800	552

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Gas & Electric Co.	3.700%	3/15/2052	500	363
	San Diego Gas & Electric Co.	5.350%	4/1/2053	250	236
	San Diego Gas & Electric Co.	5.550%	4/15/2054	1,000	973
[3]	SCE Recovery Funding LLC	4.697%	6/15/2040	286	286
[3]	SCE Recovery Funding LLC	2.943%	11/15/2042	225	189
	SCE Recovery Funding LLC	5.341%	3/15/2045	750	752
[3]	SCE Recovery Funding LLC	3.240%	11/15/2046	150	109
[3]	SCE Recovery Funding LLC	5.112%	12/15/2047	275	262
	Sempra	3.250%	6/15/2027	1,575	1,557
	Sempra	3.400%	2/1/2028	1,650	1,626
	Sempra	3.700%	4/1/2029	500	492
	Sempra	3.800%	2/1/2038	900	773
	Sempra	6.000%	10/15/2039	639	666
	Sempra	4.000%	2/1/2048	400	305
	Sempra	4.125%	4/1/2052	950	933
	Sempra	6.400%	10/1/2054	575	584
	Sempra	6.875%	10/1/2054	1,000	1,028
	Sempra	6.550%	4/1/2055	375	383
	Sempra	6.375%	4/1/2056	274	280
	Sierra Pacific Power Co.	5.900%	3/15/2054	500	500
	Sierra Pacific Power Co.	6.200%	12/15/2055	400	398
	Southern California Edison Co.	4.875%	2/1/2027	500	503
	Southern California Edison Co.	5.850%	11/1/2027	500	514
[3]	Southern California Edison Co.	3.650%	3/1/2028	1,407	1,390
	Southern California Edison Co.	5.300%	3/1/2028	525	536
	Southern California Edison Co.	5.650%	10/1/2028	500	518
[3]	Southern California Edison Co.	4.200%	3/1/2029	200	199
	Southern California Edison Co.	6.650%	4/1/2029	850	891
	Southern California Edison Co.	5.150%	6/1/2029	825	843
	Southern California Edison Co.	2.850%	8/1/2029	825	782
	Southern California Edison Co.	2.250%	6/1/2030	300	272
[3]	Southern California Edison Co.	2.500%	6/1/2031	500	448
	Southern California Edison Co.	2.750%	2/1/2032	330	294
	Southern California Edison Co.	5.950%	11/1/2032	600	635
	Southern California Edison Co.	5.200%	6/1/2034	800	804
	Southern California Edison Co.	5.450%	3/1/2035	500	507
[3]	Southern California Edison Co.	5.750%	4/1/2035	1,008	1,042
[3]	Southern California Edison Co.	5.350%	7/15/2035	1,135	1,141
	Southern California Edison Co.	5.625%	2/1/2036	500	506
[3]	Southern California Edison Co.	5.550%	1/15/2037	200	200
[3]	Southern California Edison Co.	5.950%	2/1/2038	200	204
	Southern California Edison Co.	5.500%	3/15/2040	400	391
	Southern California Edison Co.	4.500%	9/1/2040	505	442
	Southern California Edison Co.	4.050%	3/15/2042	1,945	1,548
[3]	Southern California Edison Co.	3.600%	2/1/2045	150	108
	Southern California Edison Co.	4.000%	4/1/2047	1,420	1,066
[3]	Southern California Edison Co.	4.125%	3/1/2048	470	357
[3]	Southern California Edison Co.	4.875%	3/1/2049	400	335
[3]	Southern California Edison Co.	2.950%	2/1/2051	500	305
[3]	Southern California Edison Co.	3.650%	6/1/2051	500	342
	Southern California Edison Co.	3.450%	2/1/2052	500	332
[3]	Southern California Edison Co.	5.450%	6/1/2052	500	449
	Southern California Edison Co.	5.700%	3/1/2053	1,000	928
	Southern California Edison Co.	5.875%	12/1/2053	850	814
	Southern California Edison Co.	5.750%	4/15/2054	450	421
	Southern California Gas Co.	2.950%	4/15/2027	600	593
[3]	Southern California Gas Co.	2.550%	2/1/2030	450	424
	Southern California Gas Co.	5.050%	9/1/2034	400	407
	Southern California Gas Co.	5.450%	6/15/2035	200	208
	Southern California Gas Co.	3.750%	9/15/2042	330	264
[3]	Southern California Gas Co.	4.125%	6/1/2048	325	259
[3]	Southern California Gas Co.	4.300%	1/15/2049	200	163
[3]	Southern California Gas Co.	3.950%	2/15/2050	250	192
	Southern California Gas Co.	6.350%	11/15/2052	1,000	1,081
	Southern California Gas Co.	5.750%	6/1/2053	700	696
	Southern California Gas Co.	5.600%	4/1/2054	250	245
	Southern California Gas Co.	6.000%	6/15/2055	325	334
	Southern Co.	5.113%	8/1/2027	650	660
	Southern Co.	4.850%	6/15/2028	1,500	1,527
	Southern Co.	5.500%	3/15/2029	1,550	1,610

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern Co.	5.700%	10/15/2032	500	530
	Southern Co.	5.200%	6/15/2033	1,200	1,233
	Southern Co.	4.850%	3/15/2035	1,500	1,482
	Southern Co.	4.250%	7/1/2036	575	538
	Southern Co.	4.400%	7/1/2046	885	747
[3]	Southern Co.	6.375%	3/15/2055	1,519	1,583
[3]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	119	119
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	1,000	885
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	531	545
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	750	795
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	300	301
[3]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	214	216
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	125	129
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	525	450
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	225	176
	Southern Co. Gas Capital Corp.	4.400%	5/30/2047	500	416
[3]	Southern Power Co.	4.250%	10/1/2030	167	167
[3]	Southern Power Co.	4.900%	10/1/2035	196	194
	Southern Power Co.	5.150%	9/15/2041	391	376
	Southern Power Co.	5.250%	7/15/2043	500	477
[3]	Southern Power Co.	4.950%	12/15/2046	300	268
	Southwest Gas Corp.	5.800%	12/1/2027	500	515
	Southwest Gas Corp.	3.700%	4/1/2028	450	446
	Southwest Gas Corp.	2.200%	6/15/2030	625	568
	Southwest Gas Corp.	4.050%	3/15/2032	450	434
	Southwest Gas Corp.	3.800%	9/29/2046	250	190
	Southwest Gas Corp.	4.150%	6/1/2049	200	157
[3]	Southwestern Electric Power Co.	4.100%	9/15/2028	550	550
	Southwestern Electric Power Co.	5.300%	4/1/2033	500	513
	Southwestern Electric Power Co.	6.200%	3/15/2040	300	319
[3]	Southwestern Electric Power Co.	3.900%	4/1/2045	1,000	774
[3]	Southwestern Electric Power Co.	3.850%	2/1/2048	375	279
	Southwestern Electric Power Co.	3.250%	11/1/2051	500	329
	Southwestern Public Service Co.	5.300%	5/15/2035	675	689
	Southwestern Public Service Co.	4.500%	8/15/2041	345	307
	Southwestern Public Service Co.	3.400%	8/15/2046	450	318
[3]	Southwestern Public Service Co.	4.400%	11/15/2048	500	417
	Southwestern Public Service Co.	3.750%	6/15/2049	259	191
[3]	Southwestern Public Service Co.	3.150%	5/1/2050	550	363
	Southwestern Public Service Co.	6.000%	6/1/2054	600	614
	Spire Inc.	6.250%	6/1/2056	388	385
	Spire Inc.	6.450%	6/1/2056	250	250
	Spire Missouri Inc.	4.800%	2/15/2033	500	503
[3]	Spire Missouri Inc.	5.150%	8/15/2034	200	205
	System Energy Resources Inc.	5.300%	12/15/2034	350	354
	Tampa Electric Co.	4.900%	3/1/2029	500	511
	Tampa Electric Co.	2.400%	3/15/2031	500	456
	Tampa Electric Co.	5.150%	3/1/2035	248	251
	Tampa Electric Co.	4.350%	5/15/2044	150	127
	Tampa Electric Co.	4.300%	6/15/2048	300	248
	Tampa Electric Co.	3.625%	6/15/2050	250	182
	Tampa Electric Co.	5.000%	7/15/2052	500	453
	Toledo Edison Co.	6.150%	5/15/2037	250	272
	Tucson Electric Power Co.	3.250%	5/15/2032	300	279
	Tucson Electric Power Co.	5.200%	9/15/2034	250	256
	Tucson Electric Power Co.	4.850%	12/1/2048	490	433
	Tucson Electric Power Co.	4.000%	6/15/2050	350	267
	Tucson Electric Power Co.	5.500%	4/15/2053	500	480
	Tucson Electric Power Co.	5.900%	4/15/2055	519	528
	Union Electric Co.	2.950%	6/15/2027	300	297
	Union Electric Co.	3.500%	3/15/2029	350	344
	Union Electric Co.	2.950%	3/15/2030	800	762
	Union Electric Co.	2.150%	3/15/2032	500	439
	Union Electric Co.	5.200%	4/1/2034	900	927
	Union Electric Co.	5.250%	4/15/2035	715	736
	Union Electric Co.	3.650%	4/15/2045	575	446
	Union Electric Co.	4.000%	4/1/2048	75	60
	Union Electric Co.	3.250%	10/1/2049	100	68
	Union Electric Co.	2.625%	3/15/2051	800	482
	Union Electric Co.	3.900%	4/1/2052	500	382

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Electric Co.	5.450%	3/15/2053	500	483
	Union Electric Co.	5.250%	1/15/2054	250	233
	Union Electric Co.	5.125%	3/15/2055	450	412
[3]	Virginia Electric & Power Co.	3.500%	3/15/2027	1,250	1,244
[3]	Virginia Electric & Power Co.	3.800%	4/1/2028	525	523
	Virginia Electric & Power Co.	2.300%	11/15/2031	500	445
	Virginia Electric & Power Co.	2.400%	3/30/2032	550	489
	Virginia Electric & Power Co.	5.000%	4/1/2033	275	282
	Virginia Electric & Power Co.	5.300%	8/15/2033	500	519
	Virginia Electric & Power Co.	5.000%	1/15/2034	250	253
	Virginia Electric & Power Co.	5.050%	8/15/2034	100	101
	Virginia Electric & Power Co.	5.150%	3/15/2035	1,075	1,094
[3]	Virginia Electric & Power Co.	4.900%	9/15/2035	1,029	1,025
[3]	Virginia Electric & Power Co.	6.000%	1/15/2036	375	402
[3]	Virginia Electric & Power Co.	6.000%	5/15/2037	500	537
	Virginia Electric & Power Co.	6.350%	11/30/2037	575	631
[3]	Virginia Electric & Power Co.	4.650%	8/15/2043	500	448
	Virginia Electric & Power Co.	4.450%	2/15/2044	511	441
[3]	Virginia Electric & Power Co.	4.200%	5/15/2045	652	540
[3]	Virginia Electric & Power Co.	4.000%	11/15/2046	500	397
[3]	Virginia Electric & Power Co.	3.800%	9/15/2047	425	325
	Virginia Electric & Power Co.	4.600%	12/1/2048	550	471
	Virginia Electric & Power Co.	3.300%	12/1/2049	400	275
	Virginia Electric & Power Co.	2.450%	12/15/2050	2,000	1,148
	Virginia Electric & Power Co.	2.950%	11/15/2051	1,000	630
[3]	Virginia Electric & Power Co.	4.625%	5/15/2052	500	421
	Virginia Electric & Power Co.	5.450%	4/1/2053	525	500
	Virginia Electric & Power Co.	5.700%	8/15/2053	500	492
	Virginia Electric & Power Co.	5.550%	8/15/2054	350	339
	Virginia Electric & Power Co.	5.650%	3/15/2055	875	857
[3]	Virginia Electric & Power Co.	5.600%	9/15/2055	691	671
[3]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2027	72	73
[3]	Virginia Power Fuel Securitization LLC	4.877%	5/1/2031	650	665
[3]	Washington Gas Light Co.	3.796%	9/15/2046	350	272
[3]	Washington Gas Light Co.	3.650%	9/15/2049	500	364
	WEC Energy Group Inc.	5.150%	10/1/2027	500	510
	WEC Energy Group Inc.	1.375%	10/15/2027	500	478
	WEC Energy Group Inc.	4.750%	1/15/2028	500	508
	WEC Energy Group Inc.	5.625%	5/15/2056	225	226
	Wisconsin Electric Power Co.	3.950%	3/1/2029	225	225
	Wisconsin Electric Power Co.	5.000%	5/15/2029	500	515
	Wisconsin Electric Power Co.	4.150%	10/15/2030	335	335
	Wisconsin Electric Power Co.	4.750%	9/30/2032	431	439
	Wisconsin Electric Power Co.	4.600%	10/1/2034	250	248
	Wisconsin Electric Power Co.	4.300%	10/15/2048	250	207
	Wisconsin Electric Power Co.	5.050%	10/1/2054	500	460
	Wisconsin Power & Light Co.	4.950%	4/1/2033	500	507
	Wisconsin Power & Light Co.	5.375%	3/30/2034	300	309
	Wisconsin Power & Light Co.	6.375%	8/15/2037	300	329
	Wisconsin Power & Light Co.	3.650%	4/1/2050	250	181
	Wisconsin Power & Light Co.	5.700%	12/15/2055	140	137
	Wisconsin Public Service Corp.	4.550%	12/1/2029	500	509
	Wisconsin Public Service Corp.	2.850%	12/1/2051	500	315
	Xcel Energy Inc.	1.750%	3/15/2027	500	487
	Xcel Energy Inc.	4.750%	3/21/2028	300	304
	Xcel Energy Inc.	4.000%	6/15/2028	1,000	1,000
	Xcel Energy Inc.	2.600%	12/1/2029	240	225
	Xcel Energy Inc.	3.400%	6/1/2030	450	433
	Xcel Energy Inc.	2.350%	11/15/2031	500	444
	Xcel Energy Inc.	5.500%	3/15/2034	675	697
	Xcel Energy Inc.	5.600%	4/15/2035	455	472
	Xcel Energy Inc.	6.500%	7/1/2036	610	669
	Xcel Energy Inc.	3.500%	12/1/2049	400	287
					589,641
Total Corporate Bonds (Cost $6,240,843)					5,915,694
Sovereign Bonds (1.2%)
	African Development Bank	4.625%	1/4/2027	1,100	1,110
	African Development Bank	4.125%	2/25/2027	1,800	1,810

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	African Development Bank	4.375%	11/3/2027	250	254
	African Development Bank	4.375%	3/14/2028	4,500	4,575
	African Development Bank	3.875%	6/12/2028	1,449	1,458
	African Development Bank	3.500%	9/18/2029	1,750	1,740
	African Development Bank	4.000%	3/18/2030	2,050	2,070
	African Development Bank	4.500%	6/12/2035	379	387
[3]	African Development Bank	5.750%	Perpetual	300	301
[3]	Asian Development Bank	2.625%	1/12/2027	800	792
[3]	Asian Development Bank	4.125%	1/12/2027	2,500	2,512
[3]	Asian Development Bank	1.500%	1/20/2027	3,525	3,448
[3]	Asian Development Bank	2.500%	11/2/2027	2,985	2,930
[3]	Asian Development Bank	4.375%	1/14/2028	2,005	2,037
[3]	Asian Development Bank	2.750%	1/19/2028	1,000	984
[3]	Asian Development Bank	3.750%	4/25/2028	2,425	2,434
[3]	Asian Development Bank	1.250%	6/9/2028	500	473
[3]	Asian Development Bank	4.500%	8/25/2028	2,900	2,967
[3]	Asian Development Bank	3.125%	9/26/2028	1,600	1,581
[3]	Asian Development Bank	4.375%	3/6/2029	2,350	2,403
[3]	Asian Development Bank	3.625%	8/28/2029	2,655	2,655
[3]	Asian Development Bank	1.750%	9/19/2029	200	187
[3]	Asian Development Bank	1.875%	1/24/2030	1,000	931
[3]	Asian Development Bank	4.125%	5/30/2030	3,319	3,370
[3]	Asian Development Bank	3.750%	8/28/2030	3,215	3,215
[3]	Asian Development Bank	0.750%	10/8/2030	1,500	1,303
[3]	Asian Development Bank	1.500%	3/4/2031	3,000	2,680
	Asian Development Bank	3.125%	4/27/2032	2,500	2,383
[3]	Asian Development Bank	3.875%	9/28/2032	900	894
[3]	Asian Development Bank	4.000%	1/12/2033	1,880	1,878
[3]	Asian Development Bank	3.875%	6/14/2033	1,675	1,656
[3]	Asian Development Bank	4.125%	1/12/2034	2,000	2,003
	Asian Development Bank	4.375%	3/22/2035	4,535	4,600
	Asian Infrastructure Investment Bank	4.000%	1/18/2028	2,125	2,142
	Asian Infrastructure Investment Bank	3.625%	9/15/2028	3,482	3,485
	Asian Infrastructure Investment Bank	4.125%	1/18/2029	1,500	1,522
	Asian Infrastructure Investment Bank	4.500%	1/16/2030	1,457	1,499
	Asian Infrastructure Investment Bank	4.250%	3/13/2034	625	631
	Asian Infrastructure Investment Bank	4.500%	5/21/2035	624	639
	Canadian Government Bond	3.750%	4/26/2028	2,500	2,511
	Canadian Government Bond	4.625%	4/30/2029	1,705	1,759
	Canadian Government Bond	4.000%	3/18/2030	2,375	2,400
	Corp. Andina de Fomento	2.250%	2/8/2027	620	609
	Corp. Andina de Fomento	6.000%	4/26/2027	900	924
	Corp. Andina de Fomento	4.125%	1/7/2028	450	452
	Corp. Andina de Fomento	4.125%	6/30/2028	546	549
	Corp. Andina de Fomento	5.000%	1/24/2029	500	515
	Corp. Andina de Fomento	5.000%	1/22/2030	1,429	1,478
	Council of Europe Development Bank	4.625%	6/11/2027	529	537
	Council of Europe Development Bank	3.625%	1/26/2028	1,320	1,320
[3]	Council of Europe Development Bank	3.625%	5/8/2028	435	435
	Council of Europe Development Bank	4.125%	1/24/2029	400	406
	Council of Europe Development Bank	4.500%	1/15/2030	1,700	1,748
	Equinor ASA	3.000%	4/6/2027	941	934
	Equinor ASA	4.250%	6/2/2028	487	491
	Equinor ASA	3.625%	9/10/2028	1,200	1,197
	Equinor ASA	3.125%	4/6/2030	500	482
	Equinor ASA	2.375%	5/22/2030	1,500	1,396
	Equinor ASA	4.500%	9/3/2030	365	370
	Equinor ASA	4.750%	11/14/2035	871	866
	Equinor ASA	5.100%	8/17/2040	2,100	2,087
	Equinor ASA	4.250%	11/23/2041	325	287
	Equinor ASA	3.950%	5/15/2043	175	147
	Equinor ASA	4.800%	11/8/2043	1,015	944
	Equinor ASA	3.250%	11/18/2049	750	524
	Equinor ASA	3.700%	4/6/2050	2,360	1,787
[3]	European Bank for Reconstruction & Development	4.375%	3/9/2028	3,650	3,709
	European Bank for Reconstruction & Development	4.125%	1/25/2029	200	203
[3]	European Bank for Reconstruction & Development	4.250%	3/13/2034	850	857
[3]	European Investment Bank	1.375%	3/15/2027	2,775	2,704
	European Investment Bank	4.375%	3/19/2027	3,400	3,432
	European Investment Bank	2.375%	5/24/2027	5,166	5,083

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	0.625%	10/21/2027	500	475
	European Investment Bank	3.250%	11/15/2027	2,500	2,488
	European Investment Bank	3.875%	3/15/2028	4,300	4,329
	European Investment Bank	3.875%	6/15/2028	3,550	3,577
	European Investment Bank	4.500%	10/16/2028	2,775	2,842
	European Investment Bank	4.000%	2/15/2029	2,300	2,327
	European Investment Bank	4.750%	6/15/2029	5,000	5,181
	European Investment Bank	1.625%	10/9/2029	350	325
	European Investment Bank	3.750%	11/15/2029	4,200	4,213
	European Investment Bank	4.500%	3/14/2030	5,618	5,787
	European Investment Bank	0.875%	5/17/2030	400	354
	European Investment Bank	3.625%	7/15/2030	3,775	3,755
	European Investment Bank	0.750%	9/23/2030	1,200	1,045
	European Investment Bank	3.875%	10/15/2030	2,485	2,496
	European Investment Bank	1.250%	2/14/2031	3,000	2,647
	European Investment Bank	4.250%	8/16/2032	8,470	8,600
	European Investment Bank	3.750%	2/14/2033	2,100	2,066
	European Investment Bank	4.125%	2/13/2034	3,600	3,607
	European Investment Bank	4.625%	2/12/2035	4,385	4,534
	European Investment Bank	4.875%	2/15/2036	1,300	1,368
[9]	Export Development Canada	3.000%	5/25/2027	1,700	1,686
[9]	Export Development Canada	3.750%	9/7/2027	2,095	2,101
[9]	Export Development Canada	3.875%	2/14/2028	1,900	1,911
[9]	Export Development Canada	4.125%	2/13/2029	2,750	2,790
[9]	Export Development Canada	4.000%	6/20/2030	1,500	1,515
[9]	Export Development Canada	4.750%	6/5/2034	740	773
	Export-Import Bank of Korea	4.625%	1/11/2027	200	202
	Export-Import Bank of Korea	1.625%	1/18/2027	400	391
	Export-Import Bank of Korea	2.375%	4/21/2027	1,020	1,002
	Export-Import Bank of Korea	4.000%	9/11/2027	450	452
	Export-Import Bank of Korea	4.250%	9/15/2027	650	655
	Export-Import Bank of Korea	4.125%	10/17/2027	500	503
	Export-Import Bank of Korea	5.000%	1/11/2028	500	512
	Export-Import Bank of Korea	4.625%	1/14/2028	750	763
	Export-Import Bank of Korea	4.500%	1/11/2029	200	203
	Export-Import Bank of Korea	4.000%	9/11/2029	600	601
	Export-Import Bank of Korea	4.875%	1/14/2030	1,000	1,033
	Export-Import Bank of Korea	1.250%	9/21/2030	1,600	1,414
	Export-Import Bank of Korea	3.750%	9/22/2030	840	832
	Export-Import Bank of Korea	1.375%	2/9/2031	500	440
	Export-Import Bank of Korea	2.125%	1/18/2032	650	579
	Export-Import Bank of Korea	4.500%	9/15/2032	500	508
	Export-Import Bank of Korea	5.125%	1/11/2033	730	764
	Export-Import Bank of Korea	5.125%	9/18/2033	600	630
	Export-Import Bank of Korea	5.250%	1/14/2035	1,000	1,064
	Export-Import Bank of Korea	2.500%	6/29/2041	875	636
[3]	Hong Kong Government International Bond	1.750%	11/24/2031	625	557
	Inter-American Development Bank	4.375%	2/1/2027	1,760	1,774
	Inter-American Development Bank	2.375%	7/7/2027	800	786
	Inter-American Development Bank	0.625%	9/16/2027	3,700	3,522
	Inter-American Development Bank	4.000%	1/12/2028	4,550	4,588
	Inter-American Development Bank	1.125%	7/20/2028	2,000	1,881
	Inter-American Development Bank	3.125%	9/18/2028	2,200	2,174
	Inter-American Development Bank	4.125%	2/15/2029	2,100	2,132
	Inter-American Development Bank	2.250%	6/18/2029	1,000	955
	Inter-American Development Bank	4.500%	2/15/2030	3,284	3,381
	Inter-American Development Bank	3.750%	6/14/2030	3,373	3,373
[3]	Inter-American Development Bank	1.125%	1/13/2031	3,500	3,073
[3]	Inter-American Development Bank	3.625%	9/17/2031	2,625	2,591
[3]	Inter-American Development Bank	3.500%	4/12/2033	1,925	1,859
[3]	Inter-American Development Bank	4.500%	9/13/2033	2,300	2,364
	Inter-American Development Bank	4.375%	7/17/2034	1,722	1,749
[3]	Inter-American Development Bank	4.375%	7/16/2035	2,643	2,675
	Inter-American Development Bank	3.200%	8/7/2042	550	447
	Inter-American Development Bank	4.375%	1/24/2044	450	422
	Inter-American Investment Corp.	3.625%	2/17/2027	200	200
	Inter-American Investment Corp.	4.125%	2/15/2028	1,050	1,060
	Inter-American Investment Corp.	4.750%	9/19/2028	475	488
	Inter-American Investment Corp.	3.625%	11/20/2028	728	727
	Inter-American Investment Corp.	4.250%	2/14/2029	775	787

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inter-American Investment Corp.	4.250%	4/1/2030	1,363	1,386
	International Bank for Reconstruction & Development	3.125%	6/15/2027	6,250	6,212
	International Bank for Reconstruction & Development	0.750%	11/24/2027	2,500	2,373
	International Bank for Reconstruction & Development	3.625%	5/5/2028	3,752	3,757
	International Bank for Reconstruction & Development	3.500%	7/12/2028	4,250	4,242
	International Bank for Reconstruction & Development	4.625%	8/1/2028	3,525	3,615
	International Bank for Reconstruction & Development	1.125%	9/13/2028	4,625	4,335
	International Bank for Reconstruction & Development	3.625%	9/21/2029	500	500
	International Bank for Reconstruction & Development	3.875%	10/16/2029	2,295	2,312
[3]	International Bank for Reconstruction & Development	1.750%	10/23/2029	1,500	1,399
	International Bank for Reconstruction & Development	3.875%	2/14/2030	5,475	5,508
	International Bank for Reconstruction & Development	4.125%	3/20/2030	7,325	7,437
	International Bank for Reconstruction & Development	0.875%	5/14/2030	1,000	885
	International Bank for Reconstruction & Development	4.000%	7/25/2030	2,925	2,954
	International Bank for Reconstruction & Development	0.750%	8/26/2030	4,250	3,707
	International Bank for Reconstruction & Development	3.500%	10/28/2030	6,641	6,563
	International Bank for Reconstruction & Development	4.000%	1/10/2031	2,000	2,018
	International Bank for Reconstruction & Development	1.250%	2/10/2031	6,000	5,292
	International Bank for Reconstruction & Development	1.625%	11/3/2031	8,500	7,502
[3]	International Bank for Reconstruction & Development	4.625%	1/15/2032	4,600	4,769
	International Bank for Reconstruction & Development	2.500%	3/29/2032	3,000	2,762
	International Bank for Reconstruction & Development	4.000%	5/6/2032	4,602	4,612
	International Bank for Reconstruction & Development	4.750%	11/14/2033	1,500	1,567
	International Bank for Reconstruction & Development	3.875%	8/28/2034	2,500	2,452
[3]	International Bank for Reconstruction & Development	4.750%	2/15/2035	450	469
	International Bank for Reconstruction & Development	4.375%	8/27/2035	6,165	6,238
[3]	International Finance Corp.	4.375%	1/15/2027	850	856
[3]	International Finance Corp.	4.500%	1/21/2028	989	1,007
[3]	International Finance Corp.	4.500%	7/13/2028	850	869
[3]	International Finance Corp.	4.250%	7/2/2029	3,000	3,060
[3]	International Finance Corp.	3.875%	7/2/2030	2,090	2,100
	International Finance Corp.	0.750%	8/27/2030	800	698
[10]	Japan Bank for International Cooperation	2.875%	6/1/2027	1,500	1,482
[10]	Japan Bank for International Cooperation	2.875%	7/21/2027	500	494
[10]	Japan Bank for International Cooperation	4.625%	7/22/2027	1,276	1,293
[10]	Japan Bank for International Cooperation	2.750%	11/16/2027	2,200	2,162
[10]	Japan Bank for International Cooperation	3.875%	7/3/2028	2,040	2,046
[10]	Japan Bank for International Cooperation	4.625%	7/19/2028	575	587
[10]	Japan Bank for International Cooperation	3.250%	7/20/2028	1,300	1,284
[10]	Japan Bank for International Cooperation	4.875%	10/18/2028	200	206
[10]	Japan Bank for International Cooperation	3.500%	10/31/2028	1,500	1,490
[10]	Japan Bank for International Cooperation	2.125%	2/16/2029	1,930	1,836
[10]	Japan Bank for International Cooperation	2.000%	10/17/2029	300	281
[10]	Japan Bank for International Cooperation	1.250%	1/21/2031	1,000	876
[10]	Japan Bank for International Cooperation	4.375%	1/24/2031	300	305
[10]	Japan Bank for International Cooperation	1.875%	4/15/2031	500	450
[10]	Japan Bank for International Cooperation	4.625%	4/17/2034	1,000	1,022
[10]	Japan International Cooperation Agency	2.750%	4/27/2027	700	691
[10]	Japan International Cooperation Agency	3.250%	5/25/2027	3,000	2,979
[10]	Japan International Cooperation Agency	4.000%	5/23/2028	600	603
[10]	Japan International Cooperation Agency	3.375%	6/12/2028	550	545
[10]	Japan International Cooperation Agency	4.750%	5/21/2029	406	418
[10]	Japan International Cooperation Agency	1.000%	7/22/2030	200	175
[10]	Japan International Cooperation Agency	1.750%	4/28/2031	500	445
[11]	KFW	4.375%	3/1/2027	2,925	2,951
[11]	KFW	3.000%	5/20/2027	585	581
[11]	KFW	4.000%	6/28/2027	5,630	5,667
[11]	KFW	3.500%	8/27/2027	1,000	999
[11]	KFW	3.750%	2/15/2028	3,825	3,840
[11]	KFW	2.875%	4/3/2028	2,300	2,266
[11]	KFW	3.875%	6/15/2028	3,525	3,551
[11]	KFW	3.500%	8/9/2028	2,913	2,909
[11]	KFW	4.000%	3/15/2029	6,200	6,274
[11]	KFW	1.750%	9/14/2029	900	842
[11]	KFW	4.625%	3/18/2030	390	404
[11]	KFW	3.750%	7/15/2030	2,295	2,297
[11]	KFW	0.750%	9/30/2030	2,000	1,741
[11]	KFW	4.750%	10/29/2030	1,275	1,330
[11]	KFW	4.125%	7/15/2033	3,200	3,217
[11]	KFW	4.375%	2/28/2034	1,275	1,299

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	KFW	0.000%	4/18/2036	600	388
[11]	KFW	0.000%	6/29/2037	1,700	1,036
	Korea Development Bank	4.625%	2/15/2027	900	908
	Korea Development Bank	1.375%	4/25/2027	500	485
	Korea Development Bank	4.125%	10/16/2027	450	453
	Korea Development Bank	4.625%	2/3/2028	800	813
	Korea Development Bank	4.375%	2/15/2028	2,150	2,176
	Korea Development Bank	5.375%	10/23/2028	500	521
	Korea Development Bank	4.500%	2/15/2029	1,000	1,017
	Korea Development Bank	4.875%	2/3/2030	800	827
	Korea Development Bank	3.750%	9/16/2030	370	366
	Korea Development Bank	1.625%	1/19/2031	1,000	892
	Korea Development Bank	2.000%	10/25/2031	500	448
	Korea Development Bank	4.375%	2/15/2033	1,600	1,601
	Korea Development Bank	5.625%	10/23/2033	500	541
[3,11]	Landwirtschaftliche Rentenbank	2.500%	11/15/2027	1,595	1,564
[3,11]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	1,250	1,258
[11]	Landwirtschaftliche Rentenbank	4.625%	4/17/2029	1,090	1,123
[11]	Landwirtschaftliche Rentenbank	4.125%	5/28/2030	654	664
[11]	Landwirtschaftliche Rentenbank	0.875%	9/3/2030	1,000	877
[11]	Landwirtschaftliche Rentenbank	3.625%	10/8/2030	1,932	1,920
[3,11]	Landwirtschaftliche Rentenbank	5.000%	10/24/2033	800	848
	Nordic Investment Bank	4.375%	3/14/2028	2,900	2,947
	Nordic Investment Bank	3.750%	8/28/2028	540	542
	Nordic Investment Bank	4.250%	2/28/2029	1,075	1,095
	Nordic Investment Bank	3.750%	5/9/2030	624	624
[12]	Oesterreichische Kontrollbank AG	4.750%	5/21/2027	1,568	1,592
[12]	Oesterreichische Kontrollbank AG	3.625%	9/9/2027	2,000	2,001
[12]	Oesterreichische Kontrollbank AG	4.250%	3/1/2028	1,800	1,824
[12]	Oesterreichische Kontrollbank AG	4.000%	5/28/2028	288	291
[3,12]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	600	608
[12]	Oesterreichische Kontrollbank AG	3.750%	9/5/2029	850	852
[12]	Oesterreichische Kontrollbank AG	4.500%	1/24/2030	1,133	1,164
[3]	Oriental Republic of Uruguay	4.375%	10/27/2027	650	653
[3]	Oriental Republic of Uruguay	4.375%	1/23/2031	2,302	2,337
[3]	Oriental Republic of Uruguay	5.750%	10/28/2034	1,855	1,979
[3]	Oriental Republic of Uruguay	7.625%	3/21/2036	885	1,071
[3]	Oriental Republic of Uruguay	5.442%	2/14/2037	1,401	1,456
[3]	Oriental Republic of Uruguay	4.125%	11/20/2045	1,029	899
[3]	Oriental Republic of Uruguay	5.100%	6/18/2050	2,735	2,575
[3]	Oriental Republic of Uruguay	4.975%	4/20/2055	2,140	1,944
[3]	Oriental Republic of Uruguay	5.250%	9/10/2060	1,303	1,216
	Province of Alberta	3.300%	3/15/2028	1,100	1,091
	Province of Alberta	4.500%	6/26/2029	1,000	1,024
	Province of Alberta	1.300%	7/22/2030	2,566	2,293
	Province of Alberta	4.500%	1/24/2034	1,000	1,011
	Province of Alberta	4.300%	11/2/2035	467	460
	Province of British Columbia	4.700%	1/24/2028	2,003	2,044
	Province of British Columbia	4.800%	11/15/2028	1,100	1,133
	Province of British Columbia	4.900%	4/24/2029	2,100	2,176
	Province of British Columbia	3.900%	8/27/2030	2,260	2,260
	Province of British Columbia	1.300%	1/29/2031	500	439
	Province of British Columbia	4.200%	7/6/2033	1,100	1,093
	Province of British Columbia	4.750%	6/12/2034	2,688	2,752
	Province of British Columbia	4.800%	6/11/2035	2,372	2,421
	Province of Manitoba	4.300%	7/27/2033	950	947
	Province of Manitoba	4.900%	5/31/2034	665	686
	Province of New Brunswick	3.625%	2/24/2028	500	499
	Province of Ontario	3.100%	5/19/2027	4,025	3,994
	Province of Ontario	4.200%	1/18/2029	1,600	1,622
	Province of Ontario	3.700%	9/17/2029	2,325	2,320
	Province of Ontario	2.000%	10/2/2029	1,700	1,597
	Province of Ontario	4.700%	1/15/2030	2,047	2,113
	Province of Ontario	3.900%	9/4/2030	1,065	1,066
	Province of Ontario	1.125%	10/7/2030	2,800	2,465
	Province of Ontario	1.600%	2/25/2031	5,000	4,457
	Province of Ontario	1.800%	10/14/2031	500	443
	Province of Ontario	5.050%	4/24/2034	1,457	1,525
	Province of Ontario	4.450%	11/20/2035	511	508
	Province of Quebec	2.750%	4/12/2027	3,250	3,212

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Quebec	3.625%	4/13/2028	1,150	1,148
	Province of Quebec	4.500%	4/3/2029	2,525	2,584
[3]	Province of Quebec	7.500%	9/15/2029	1,075	1,212
	Province of Quebec	1.350%	5/28/2030	1,200	1,078
	Province of Quebec	1.900%	4/21/2031	800	720
	Province of Quebec	4.500%	9/8/2033	1,225	1,240
	Province of Quebec	4.250%	9/5/2034	1,250	1,235
	Province of Quebec	4.625%	8/28/2035	2,823	2,846
	Province of Saskatchewan	3.250%	6/8/2027	700	696
	Province of Saskatchewan	4.650%	1/28/2030	712	733
[3]	Republic of Chile	2.750%	1/31/2027	1,525	1,501
[3]	Republic of Chile	3.240%	2/6/2028	1,810	1,779
[3]	Republic of Chile	4.850%	1/22/2029	400	408
[3]	Republic of Chile	2.450%	1/31/2031	921	842
[3]	Republic of Chile	2.550%	1/27/2032	879	787
[3]	Republic of Chile	2.550%	7/27/2033	1,859	1,610
[3]	Republic of Chile	3.500%	1/31/2034	1,259	1,156
[3]	Republic of Chile	4.950%	1/5/2036	1,601	1,613
[3]	Republic of Chile	5.650%	1/13/2037	1,300	1,374
[3]	Republic of Chile	3.100%	5/7/2041	2,440	1,873
[3]	Republic of Chile	4.340%	3/7/2042	1,236	1,101
	Republic of Chile	3.625%	10/30/2042	500	406
	Republic of Chile	3.860%	6/21/2047	1,100	880
[3]	Republic of Chile	3.500%	1/25/2050	1,915	1,404
[3]	Republic of Chile	4.000%	1/31/2052	1,110	877
[3]	Republic of Chile	5.330%	1/5/2054	900	868
[3]	Republic of Chile	3.100%	1/22/2061	1,475	915
[3]	Republic of Chile	3.250%	9/21/2071	848	525
[3]	Republic of Hungary	7.625%	3/29/2041	1,350	1,576
[3]	Republic of Indonesia	4.150%	9/20/2027	650	651
	Republic of Indonesia	3.500%	1/11/2028	1,300	1,286
[3]	Republic of Indonesia	4.550%	1/11/2028	850	856
	Republic of Indonesia	4.100%	4/24/2028	1,000	1,002
	Republic of Indonesia	4.750%	2/11/2029	1,350	1,369
	Republic of Indonesia	3.400%	9/18/2029	1,100	1,068
[3]	Republic of Indonesia	5.250%	1/15/2030	750	777
	Republic of Indonesia	2.850%	2/14/2030	350	330
	Republic of Indonesia	3.850%	10/15/2030	2,100	2,058
	Republic of Indonesia	1.850%	3/12/2031	600	527
[3]	Republic of Indonesia	4.300%	4/16/2031	800	797
[3]	Republic of Indonesia	2.150%	7/28/2031	1,100	973
[3]	Republic of Indonesia	3.550%	3/31/2032	1,250	1,182
[3]	Republic of Indonesia	4.650%	9/20/2032	1,138	1,145
[3]	Republic of Indonesia	4.700%	2/10/2034	775	773
[3]	Republic of Indonesia	4.750%	9/10/2034	600	598
[3]	Republic of Indonesia	5.600%	1/15/2035	925	980
[3]	Republic of Indonesia	4.900%	4/16/2036	1,100	1,098
	Republic of Indonesia	4.350%	1/11/2048	2,075	1,795
	Republic of Indonesia	5.350%	2/11/2049	750	751
	Republic of Indonesia	3.700%	10/30/2049	825	628
	Republic of Indonesia	4.200%	10/15/2050	2,005	1,647
	Republic of Indonesia	3.050%	3/12/2051	850	566
[3]	Republic of Indonesia	4.300%	3/31/2052	700	581
[3]	Republic of Indonesia	5.450%	9/20/2052	200	198
[3]	Republic of Indonesia	5.650%	1/11/2053	700	709
[3]	Republic of Indonesia	5.100%	2/10/2054	675	652
[3]	Republic of Indonesia	5.150%	9/10/2054	835	812
[3]	Republic of Indonesia	3.200%	9/23/2061	800	514
	Republic of Indonesia	4.450%	4/15/2070	750	607
	Republic of Indonesia	3.350%	3/12/2071	500	324
[3]	Republic of Italy	2.875%	10/17/2029	2,000	1,923
[3]	Republic of Italy	5.375%	6/15/2033	1,925	2,036
[3]	Republic of Italy	4.000%	10/17/2049	1,900	1,429
[3]	Republic of Italy	3.875%	5/6/2051	2,500	1,824
	Republic of Korea	2.750%	1/19/2027	2,800	2,774
	Republic of Korea	2.500%	6/19/2029	900	862
	Republic of Korea	4.500%	7/3/2029	500	511
	Republic of Korea	1.000%	9/16/2030	1,000	880
	Republic of Korea	3.625%	10/29/2030	470	466
	Republic of Korea	1.750%	10/15/2031	550	491

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Korea	4.125%	6/10/2044	655	586
	Republic of Korea	3.875%	9/20/2048	390	327
	Republic of Panama	8.875%	9/30/2027	368	394
[3]	Republic of Panama	3.875%	3/17/2028	1,980	1,944
	Republic of Panama	9.375%	4/1/2029	1,070	1,217
[3]	Republic of Panama	3.160%	1/23/2030	400	375
[3]	Republic of Panama	7.500%	3/1/2031	900	998
[3]	Republic of Panama	2.252%	9/29/2032	1,945	1,606
[3]	Republic of Panama	3.298%	1/19/2033	835	733
[3]	Republic of Panama	6.400%	2/14/2035	1,900	2,002
[3]	Republic of Panama	6.700%	1/26/2036	1,444	1,552
[3]	Republic of Panama	6.875%	1/31/2036	867	943
[3]	Republic of Panama	8.000%	3/1/2038	1,080	1,261
[3]	Republic of Panama	4.500%	5/15/2047	600	475
[3]	Republic of Panama	4.500%	4/16/2050	2,310	1,780
[3]	Republic of Panama	4.300%	4/29/2053	1,250	936
[3]	Republic of Panama	6.853%	3/28/2054	1,160	1,206
[3]	Republic of Panama	4.500%	4/1/2056	2,215	1,656
[3]	Republic of Panama	7.875%	3/1/2057	200	233
[3]	Republic of Panama	3.870%	7/23/2060	2,600	1,718
[3]	Republic of Panama	4.500%	1/19/2063	1,400	1,041
[3]	Republic of Peru	2.783%	1/23/2031	3,187	2,944
[3]	Republic of Peru	1.862%	12/1/2032	1,100	910
	Republic of Peru	8.750%	11/21/2033	2,135	2,685
[3]	Republic of Peru	3.000%	1/15/2034	1,800	1,566
[3]	Republic of Peru	5.375%	2/8/2035	770	787
[3]	Republic of Peru	5.500%	3/30/2036	1,677	1,710
[3]	Republic of Peru	6.550%	3/14/2037	600	663
[3]	Republic of Peru	3.300%	3/11/2041	1,000	773
	Republic of Peru	5.625%	11/18/2050	2,150	2,095
[3]	Republic of Peru	3.550%	3/10/2051	400	280
[3]	Republic of Peru	5.875%	8/8/2054	1,600	1,580
[3]	Republic of Peru	6.200%	6/30/2055	1,118	1,150
[3]	Republic of Peru	2.780%	12/1/2060	1,700	924
[3]	Republic of Peru	3.600%	1/15/2072	850	539
[3]	Republic of Peru	3.230%	7/28/2121	1,000	545
[3]	Republic of Poland	5.500%	11/16/2027	1,300	1,338
[3]	Republic of Poland	4.625%	3/18/2029	1,300	1,325
[3]	Republic of Poland	4.875%	2/12/2030	1,500	1,545
[3]	Republic of Poland	5.750%	11/16/2032	775	829
[3]	Republic of Poland	4.875%	10/4/2033	2,125	2,154
[3]	Republic of Poland	5.125%	9/18/2034	2,746	2,809
[3]	Republic of Poland	5.375%	2/12/2035	2,325	2,409
[3]	Republic of Poland	5.500%	4/4/2053	2,105	2,009
[3]	Republic of Poland	5.500%	3/18/2054	2,600	2,478
	Republic of the Philippines	3.229%	3/29/2027	450	445
	Republic of the Philippines	3.000%	2/1/2028	1,725	1,687
	Republic of the Philippines	3.750%	1/14/2029	2,000	1,975
	Republic of the Philippines	9.500%	2/2/2030	1,525	1,830
	Republic of the Philippines	4.375%	3/5/2030	500	505
	Republic of the Philippines	2.457%	5/5/2030	2,000	1,862
	Republic of the Philippines	7.750%	1/14/2031	775	899
	Republic of the Philippines	1.648%	6/10/2031	1,423	1,237
	Republic of the Philippines	1.950%	1/6/2032	675	587
	Republic of the Philippines	6.375%	1/15/2032	600	663
	Republic of the Philippines	3.556%	9/29/2032	800	756
	Republic of the Philippines	5.609%	4/13/2033	400	424
	Republic of the Philippines	5.000%	7/17/2033	1,050	1,074
	Republic of the Philippines	5.250%	5/14/2034	800	831
	Republic of the Philippines	6.375%	10/23/2034	1,825	2,046
	Republic of the Philippines	5.500%	2/4/2035	1,050	1,107
	Republic of the Philippines	4.750%	3/5/2035	700	700
	Republic of the Philippines	5.000%	1/13/2037	841	849
	Republic of the Philippines	3.950%	1/20/2040	1,500	1,324
	Republic of the Philippines	3.700%	3/1/2041	1,534	1,281
	Republic of the Philippines	3.700%	2/2/2042	1,885	1,554
	Republic of the Philippines	2.950%	5/5/2045	1,075	751
	Republic of the Philippines	2.650%	12/10/2045	1,400	924
	Republic of the Philippines	3.200%	7/6/2046	1,875	1,344
	Republic of the Philippines	4.200%	3/29/2047	925	774

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of the Philippines	5.950%	10/13/2047	600	631
	Republic of the Philippines	5.500%	1/17/2048	700	696
	Republic of the Philippines	5.600%	5/14/2049	800	804
	Republic of the Philippines	5.175%	9/5/2049	725	688
	Republic of the Philippines	5.900%	2/4/2050	850	892
[3]	State of Israel	3.250%	1/17/2028	790	775
[3]	State of Israel	5.375%	3/12/2029	1,700	1,748
[3]	State of Israel	5.375%	2/19/2030	2,300	2,373
[3]	State of Israel	2.750%	7/3/2030	1,550	1,440
[3]	State of Israel	4.500%	1/17/2033	1,650	1,613
[3]	State of Israel	5.500%	3/12/2034	2,300	2,380
[3]	State of Israel	5.625%	2/19/2035	2,625	2,734
[3]	State of Israel	4.500%	1/30/2043	1,225	1,077
[3]	State of Israel	4.125%	1/17/2048	800	625
[3]	State of Israel	3.375%	1/15/2050	1,585	1,059
[3]	State of Israel	3.875%	7/3/2050	1,650	1,199
[3]	State of Israel	5.750%	3/12/2054	2,500	2,395
[3]	State of Israel	4.500%	4/3/2120	700	520
[3]	Svensk Exportkredit AB	2.250%	3/22/2027	1,000	982
[3]	Svensk Exportkredit AB	3.875%	8/4/2027	2,622	2,632
[3]	Svensk Exportkredit AB	3.750%	9/13/2027	1,275	1,278
	Svensk Exportkredit AB	3.750%	5/8/2028	840	842
	Svensk Exportkredit AB	4.125%	6/14/2028	1,000	1,011
[3]	Svensk Exportkredit AB	4.250%	2/1/2029	300	305
	Svensk Exportkredit AB	3.750%	7/29/2030	493	492
[3]	Svensk Exportkredit AB	4.875%	10/4/2030	920	961
	United Mexican States	4.150%	3/28/2027	2,196	2,192
	United Mexican States	3.750%	1/11/2028	1,175	1,163
[3]	United Mexican States	5.400%	2/9/2028	800	817
	United Mexican States	4.500%	4/22/2029	2,000	2,006
[3]	United Mexican States	5.000%	5/7/2029	963	977
[3]	United Mexican States	3.250%	4/16/2030	1,700	1,604
[3]	United Mexican States	6.000%	5/13/2030	1,400	1,467
[3]	United Mexican States	4.750%	3/22/2031	1,625	1,606
[3]	United Mexican States	2.659%	5/24/2031	2,700	2,404
[3]	United Mexican States	8.300%	8/15/2031	1,000	1,186
[3]	United Mexican States	4.750%	4/27/2032	2,200	2,142
[3]	United Mexican States	5.850%	7/2/2032	3,202	3,290
[3]	United Mexican States	5.375%	3/22/2033	3,320	3,288
[3]	United Mexican States	7.500%	4/8/2033	800	920
[3]	United Mexican States	4.875%	5/19/2033	1,725	1,655
[3]	United Mexican States	3.500%	2/12/2034	2,200	1,900
[3]	United Mexican States	6.750%	9/27/2034	1,450	1,569
[3]	United Mexican States	6.350%	2/9/2035	2,225	2,329
[3]	United Mexican States	5.625%	9/22/2035	1,430	1,409
[3]	United Mexican States	6.000%	5/7/2036	3,218	3,259
[3]	United Mexican States	6.875%	5/13/2037	3,134	3,343
[3]	United Mexican States	6.625%	1/29/2038	2,776	2,896
	United Mexican States	6.050%	1/11/2040	2,321	2,307
[3]	United Mexican States	4.280%	8/14/2041	2,091	1,676
[3]	United Mexican States	4.750%	3/8/2044	3,022	2,486
	United Mexican States	5.550%	1/21/2045	2,224	2,057
	United Mexican States	4.600%	1/23/2046	1,930	1,516
	United Mexican States	4.350%	1/15/2047	1,160	873
	United Mexican States	4.600%	2/10/2048	2,070	1,600
[3]	United Mexican States	4.500%	1/31/2050	1,200	907
[3]	United Mexican States	5.000%	4/27/2051	1,852	1,487
[3]	United Mexican States	4.400%	2/12/2052	2,025	1,476
[3]	United Mexican States	6.338%	5/4/2053	2,385	2,270
[3]	United Mexican States	6.400%	5/7/2054	1,908	1,832
[3]	United Mexican States	7.375%	5/13/2055	2,118	2,278
[3]	United Mexican States	3.771%	5/24/2061	2,375	1,460
[3]	United Mexican States	5.750%	10/12/2110	2,114	1,770
Total Sovereign Bonds (Cost $796,755)					771,429
Taxable Municipal Bonds (0.2%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/2037	100	81
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/2044	100	113
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/2044	225	237

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/2041	100	118
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/2043	50	51
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/2050	375	471
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/2040	180	204
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	985	1,039
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/2050	125	143
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/2050	400	453
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/2055	700	464
	California Earthquake Authority Revenue	5.603%	7/1/2027	185	187
	California GO	1.700%	2/1/2028	350	337
	California GO	3.500%	4/1/2028	400	399
	California GO	5.125%	9/1/2029	375	392
	California GO	2.500%	10/1/2029	590	564
	California GO	1.750%	11/1/2030	260	236
	California GO	5.750%	10/1/2031	100	109
	California GO	4.350%	11/1/2032	200	202
	California GO	4.500%	4/1/2033	650	653
	California GO	7.500%	4/1/2034	1,770	2,065
	California GO	5.150%	9/1/2034	250	262
	California GO	7.550%	4/1/2039	2,815	3,416
	California GO	7.300%	10/1/2039	1,000	1,164
	California GO	7.350%	11/1/2039	725	847
	California GO	7.625%	3/1/2040	1,150	1,386
	California GO	7.600%	11/1/2040	2,000	2,448
	California State University Systemwide Revenue	3.899%	11/1/2047	250	206
	California State University Systemwide Revenue	2.897%	11/1/2051	500	350
	California State University Systemwide Revenue	2.975%	11/1/2051	465	311
	California State University Systemwide Revenue	2.719%	11/1/2052	500	328
	California State University Systemwide Revenue	2.939%	11/1/2052	500	334
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/2039	100	103
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/2051	500	343
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/2038	500	519
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/2040	405	450
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/2049	200	175
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/2054	220	192
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	1,357	1,522
	Clark County NV Airport System Revenue	6.820%	7/1/2045	325	360
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/2038	500	464
	Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/2038	275	260
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/2041	400	348
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/2029	350	350
	Connecticut GO	5.850%	3/15/2032	610	656
	Cook County IL GO	6.229%	11/15/2034	400	426
	Dallas County TX Hospital District GO	5.621%	8/15/2044	100	99
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/2044	300	314
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/2048	75	70
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/2042	285	316
[13]	Dallas TX Independent School District GO	6.450%	2/15/2035	150	152
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/2038	875	755
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/2045	325	249
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/2046	450	326
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/2051	800	690
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/2114	275	236
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/2040	315	334
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	850	825
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	1,000	920
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/2034	850	894
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/2049	510	417
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	565	611
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/2057	1,300	1,417
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/2057	138	155
	Georgia Water & Wastewater Revenue	2.257%	11/1/2035	250	213

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/2034	280	249
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/2036	400	340
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/2038	135	114
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/2041	400	311
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/2042	500	391
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	310	281
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/2050	290	265
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/2050	625	457
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/2042	315	319
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	1,490	1,032
	Houston TX GO	6.290%	3/1/2032	540	574
	Houston TX GO	3.961%	3/1/2047	355	306
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No. 2)	2.861%	9/1/2046	300	213
	Illinois GO	5.100%	6/1/2033	6,431	6,591
	Illinois GO	6.630%	2/1/2035	100	106
	Illinois State Toll Highway Authority Revenue	6.184%	1/1/2034	350	372
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/2051	375	273
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/2029	235	236
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/2035	325	327
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/2038	5	4
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue ETM	2.833%	1/1/2038	320	269
	Kansas Development Finance Authority Revenue	4.927%	4/15/2045	200	198
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	600	429
	Los Angeles CA Community College District GO	6.750%	8/1/2049	325	360
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/2045	410	441
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/2050	500	538
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/2040	50	59
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/2029	241	240
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/2031	235	240
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/2033	700	701
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/2034	300	310
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/2036	200	198
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/2039	700	684
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	700	722
	Maryland Economic Development Corp. Revenue	5.942%	5/31/2057	350	351
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/2056	342	328
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/2040	500	391
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/2050	500	338
	Massachusetts GO	5.456%	12/1/2039	845	863
	Massachusetts GO	2.900%	9/1/2049	575	395
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/2039	500	521
	Massachusetts SO Revenue	4.110%	7/15/2031	153	153
	Massachusetts Transportation Fund Revenue	5.731%	6/1/2040	50	52
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/2043	100	107
	Metropolitan Transportation Authority NY Revenue	6.814%	11/15/2040	145	162
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/2049	35	32
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	7.462%	10/1/2046	575	683
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/2041	575	532
	Miami-Dade County FL Transit System Sales Surtax Revenue	2.600%	7/1/2042	415	313
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/2034	250	229
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/2040	375	317
	Michigan State University Revenue	4.496%	8/15/2048	200	181
	Michigan State University Revenue	4.165%	8/15/2122	465	333
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/2047	275	211
	Mississippi GO	5.245%	11/1/2034	250	257
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/2050	405	287
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/2057	350	255

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/2029	1,435	1,499
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/2040	450	507
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	575	689
	New Jersey Turnpike Authority Revenue	7.102%	1/1/2041	1,830	2,138
	New York City NY GO	4.610%	9/1/2037	500	488
	New York City NY GO	5.517%	10/1/2037	475	483
	New York City NY GO	6.271%	12/1/2037	325	348
	New York City NY GO	5.264%	10/1/2044	500	485
	New York City NY GO	5.559%	10/1/2045	529	526
	New York City NY GO	5.094%	10/1/2049	500	470
	New York City NY GO	5.263%	10/1/2052	200	192
	New York City NY GO	5.828%	10/1/2053	200	206
	New York City NY GO	5.114%	10/1/2054	500	468
	New York City NY GO	5.392%	10/1/2055	400	387
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/2041	100	101
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/2042	300	302
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/2042	100	103
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/2042	75	78
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/2043	325	316
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/2044	1,200	1,220
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	500	544
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/2039	455	535
	New York State Dormitory Authority Revenue	5.832%	7/1/2055	655	685
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/2039	95	98
	New York State Thruway Authority General Revenue	2.900%	1/1/2035	230	207
	New York State Urban Development Corp. Revenue	3.900%	3/15/2033	240	237
	New York State Urban Development Corp. Revenue Prere.	3.900%	3/15/2029	60	60
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/2039	350	360
	North Texas Tollway Authority System Revenue	6.718%	1/1/2049	700	770
	Ohio State University General Receipts Revenue	4.910%	6/1/2040	275	275
	Ohio State University General Receipts Revenue	4.800%	6/1/2111	415	342
	Ohio Turnpike Commission Revenue	3.216%	2/15/2048	300	221
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/2037	367	361
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/2045	425	401
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/2052	350	322
	Oregon GO	5.892%	6/1/2027	207	210
[16]	Oregon School Boards Association GO	5.528%	6/30/2028	65	67
	Pennsylvania Economic Development Financing Authority Revenue (Infrastructure Programs)	5.689%	6/1/2054	600	604
	Pennsylvania State University Revenue	2.790%	9/1/2043	425	330
	Pennsylvania State University Revenue	2.840%	9/1/2050	300	203
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/2045	375	373
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/2029	125	135
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	200	213
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	800	852
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/2046	1,415	1,319
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/2046	375	365
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/2048	175	146
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/2051	200	144
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/2051	135	126
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/2060	250	161
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	1,705	1,429
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/2065	550	492
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/2069	400	254
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/2040	300	231
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/2050	150	151
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/2038	75	71
	Rutgers State University New Jersey Revenue	5.665%	5/1/2040	325	335
	Rutgers State University New Jersey Revenue	3.270%	5/1/2043	100	82
	Rutgers State University New Jersey Revenue	3.915%	5/1/2119	375	248

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/2042	350	288
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/2043	350	301
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/2048	250	201
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/2048	230	212
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/2041	370	364
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/2039	225	241
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/2041	490	505
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/2042	450	421
	San Antonio TX Electric & Gas Systems Revenue	5.469%	2/1/2045	265	266
	San Antonio TX Electric & Gas Systems Revenue	5.569%	2/1/2050	320	318
	San Diego County CA Water Authority Revenue	6.138%	5/1/2049	995	1,023
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/2027	450	457
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/2050	275	306
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/2034	375	353
	South Carolina Public Service Authority Revenue	6.454%	1/1/2050	475	505
	State Public School Building Authority PA Revenue	5.000%	9/15/2027	266	271
	Texas GO	5.517%	4/1/2039	965	989
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/2035	1,277	1,311
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/2041	1,350	1,377
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/2049	775	620
	Texas Transportation Commission GO	4.681%	4/1/2040	100	95
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/2030	1,275	1,305
[16]	Tucson City AZ COP	2.856%	7/1/2047	300	222
	United Nations Development Corp. NY Revenue	6.536%	8/1/2055	400	427
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/2032	250	248
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/2048	2,250	2,403
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/2049	125	133
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/2050	500	334
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/2053	600	520
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/2060	1,105	716
	University of California Revenue	1.316%	5/15/2027	925	895
	University of California Revenue	1.614%	5/15/2030	525	477
	University of California Revenue	3.071%	5/15/2051	500	339
	University of California Revenue	4.858%	5/15/2112	705	585
	University of California Revenue	4.767%	5/15/2115	150	122
	University of Michigan Revenue	2.437%	4/1/2040	275	210
	University of Michigan Revenue	2.562%	4/1/2050	200	126
	University of Michigan Revenue	3.504%	4/1/2052	475	352
	University of Michigan Revenue	4.454%	4/1/2122	1,100	856
	University of Nebraska Student Fee Revenue	3.037%	10/1/2049	235	169
[14]	University of Oregon Revenue	3.424%	3/1/2060	750	527
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/2119	350	219
	University of Texas Financing System Revenue	4.794%	8/15/2046	300	284
	University of Texas Financing System Revenue	3.354%	8/15/2047	200	152
	University of Texas Financing System Revenue	2.439%	8/15/2049	225	140
	University of Texas Permanent University Fund Revenue	3.376%	7/1/2047	900	678
	University of Texas Permanent University Fund Revenue	3.100%	7/1/2049	275	202
	University of Virginia Revenue	2.256%	9/1/2050	1,075	628
	University of Virginia Revenue	4.179%	9/1/2117	250	186
	Williamsburg VA Economic Development Authority Revenue (Colonial Foundation Project)	4.957%	11/1/2035	160	161
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/2027	300	298
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/2036	1,000	950
Total Taxable Municipal Bonds (Cost $125,183)					110,425

Balanced Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[17,18]	Vanguard Market Liquidity Fund (Cost $490,047)	3.780%	4,901,111	490,111
Total Investments (100.2%) (Cost $31,314,927)				61,331,365
Other Assets and Liabilities—Net (-0.2%)				(100,279)
Net Assets (100%)				61,231,086
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $35,316.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	U.S. government-guaranteed.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2025.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $37,081, representing 0.1% of net assets.
9	Guaranteed by the Government of Canada.
10	Guaranteed by the Government of Japan.
11	Guaranteed by the Federal Republic of Germany.
12	Guaranteed by the Republic of Austria.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
18	Collateral of $38,586 was received for securities on loan.
1YR—1-year.
ADR—American Depositary Receipt.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2026	447	50,260	(345)
E-mini Russell 2000 Index	March 2026	21	2,623	(79)
E-mini S&P 500 Index	March 2026	287	98,907	159
E-mini S&P Mid-Cap 400 Index	March 2026	10	3,325	(51)
				(316)

Balanced Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
NetApp Inc.	8/31/2026	BANA	393	(4.320)	—	(12)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $30,824,880)	60,841,254
Affiliated Issuers (Cost $490,047)	490,111
Total Investments in Securities	61,331,365
Investment in Vanguard	1,468
Cash	6,291
Cash Collateral Pledged—Futures Contracts	7,637
Receivables for Investment Securities Sold	155,941
Receivables for Accrued Income	206,878
Receivables for Capital Shares Issued	28,165
Total Assets	61,737,745
Liabilities
Payables for Investment Securities Purchased	416,152
Collateral for Securities on Loan	38,586
Payables for Capital Shares Redeemed	49,172
Payables to Vanguard	1,845
Variation Margin Payable—Futures Contracts	892
Unrealized Depreciation—Over-the-Counter Swap Contracts	12
Total Liabilities	506,659
Net Assets	61,231,086
1 Includes $35,316 of securities on loan.
At December 31, 2025, net assets consisted of:

Paid-in Capital	30,814,511
Total Distributable Earnings (Loss)	30,416,575
Net Assets	61,231,086

Investor Shares—Net Assets
Applicable to 3,442,081 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	178,345
Net Asset Value Per Share—Investor Shares	$51.81

Admiral™ Shares—Net Assets
Applicable to 951,611,546 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	49,298,213
Net Asset Value Per Share—Admiral Shares	$51.80

Institutional Shares—Net Assets
Applicable to 226,863,052 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,754,528
Net Asset Value Per Share—Institutional Shares	$51.81
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	442,247
Dividends—Affiliated Issuers	323
Interest—Unaffiliated Issuers	870,978
Interest—Affiliated Issuers	15,758
Securities Lending—Net	3,308
Total Income	1,332,614
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,112
Management and Administrative—Investor Shares	299
Management and Administrative—Admiral Shares	29,557
Management and Administrative—Institutional Shares	6,057
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—Admiral Shares	1,893
Marketing and Distribution—Institutional Shares	268
Custodian Fees	428
Auditing Fees	41
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—Admiral Shares	215
Shareholders’ Reports and Proxy Fees—Institutional Shares	40
Trustees’ Fees and Expenses	34
Other Expenses	66
Total Expenses	40,020
Net Investment Income	1,292,594
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	2,069,894
Investment Securities Sold—Affiliated Issuers	437
Futures Contracts	16,260
Swap Contracts	(7)
Realized Net Gain (Loss)	2,086,584
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	4,067,799
Investment Securities—Affiliated Issuers	418
Futures Contracts	3,733
Swap Contracts	(12)
Change in Unrealized Appreciation (Depreciation)	4,071,938
Net Increase (Decrease) in Net Assets Resulting from Operations	7,451,116
1	Dividends are net of foreign withholding taxes of $71.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,292,594	1,200,024
Realized Net Gain (Loss)	2,086,584	2,428,004
Change in Unrealized Appreciation (Depreciation)	4,071,938	3,894,930
Net Increase (Decrease) in Net Assets Resulting from Operations	7,451,116	7,522,958
Distributions
Investor Shares	(10,417)	(9,281)
Admiral Shares	(2,900,611)	(2,377,263)
Institutional Shares	(689,426)	(573,723)
Total Distributions	(3,600,454)	(2,960,267)
Capital Share Transactions
Investor Shares	(11,469)	(32,540)
Admiral Shares	(4,791)	441,578
Institutional Shares	(83,568)	277,570
Net Increase (Decrease) from Capital Share Transactions	(99,828)	686,608
Total Increase (Decrease)	3,750,834	5,249,299
Net Assets
Beginning of Period	57,480,252	52,230,953
End of Period	61,231,086	57,480,252
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$48.49	$44.59	$39.66	$49.02	$44.34
Investment Operations
Net Investment Income[1]	1.049	.972	.854	.709	.627
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.000[2]
Net Realized and Unrealized Gain (Loss) on Investments	5.324	5.426	5.970	(8.996)	5.564
Total from Investment Operations	6.373	6.398	6.824	(8.287)	6.191
Distributions
Dividends from Net Investment Income	(1.058)	(.979)	(.861)	(.716)	(.626)
Distributions from Realized Capital Gains	(1.995)	(1.519)	(1.033)	(.357)	(.885)
Total Distributions	(3.053)	(2.498)	(1.894)	(1.073)	(1.511)
Net Asset Value, End of Period	$51.81	$48.49	$44.59	$39.66	$49.02
Total Return[3]	13.46%	14.46%	17.44%	-16.97%	14.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$178	$178	$194	$199	$317
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.10%	2.04%	2.02%	1.66%	1.33%
Portfolio Turnover Rate[4]	31%	22%	19%	19%	35%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 5%, 5%, 5%, 5%, and 15%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$48.48	$44.58	$39.65	$49.02	$44.34
Investment Operations
Net Investment Income[1]	1.105	1.028	.902	.761	.680
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.000[2]
Net Realized and Unrealized Gain (Loss) on Investments	5.323	5.426	5.969	(9.010)	5.564
Total from Investment Operations	6.428	6.454	6.871	(8.249)	6.244
Distributions
Dividends from Net Investment Income	(1.113)	(1.035)	(.908)	(.764)	(.679)
Distributions from Realized Capital Gains	(1.995)	(1.519)	(1.033)	(.357)	(.885)
Total Distributions	(3.108)	(2.554)	(1.941)	(1.121)	(1.564)
Net Asset Value, End of Period	$51.80	$48.48	$44.58	$39.65	$49.02
Total Return[3]	13.58%	14.59%	17.58%	-16.90%	14.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$49,298	$46,167	$42,048	$37,437	$47,564
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.21%	2.15%	2.14%	1.79%	1.44%
Portfolio Turnover Rate[4]	31%	22%	19%	19%	35%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 5%, 5%, 5%, 5%, and 15%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$48.49	$44.59	$39.66	$49.02	$44.35
Investment Operations
Net Investment Income[1]	1.110	1.033	.904	.765	.685
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.000[2]
Net Realized and Unrealized Gain (Loss) on Investments	5.323	5.427	5.971	(8.998)	5.554
Total from Investment Operations	6.433	6.460	6.875	(8.233)	6.239
Distributions
Dividends from Net Investment Income	(1.118)	(1.041)	(.912)	(.769)	(.684)
Distributions from Realized Capital Gains	(1.995)	(1.519)	(1.033)	(.358)	(.885)
Total Distributions	(3.113)	(2.560)	(1.945)	(1.127)	(1.569)
Net Asset Value, End of Period	$51.81	$48.49	$44.59	$39.66	$49.02
Total Return	13.59%	14.60%	17.58%	-16.87%	14.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,755	$11,135	$9,989	$10,268	$13,081
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.22%	2.16%	2.14%	1.80%	1.45%
Portfolio Turnover Rate[3]	31%	22%	19%	19%	35%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Includes 5%, 5%, 5%, 5%, and 15%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Notes to Financial Statements
Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2025, counterparties had deposited in segregated accounts cash of $280,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Balanced Index Fund
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Balanced Index Fund
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,468,000, representing less than 0.01% of the fund’s net assets and 0.59% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	37,400,583	10	3	37,400,596
Preferred Stocks	—	—	—	—
Rights	—	—	91	91
U.S. Government and Agency Obligations	—	16,145,917	—	16,145,917
Asset-Backed/Commercial Mortgage-Backed Securities	—	497,102	—	497,102
Corporate Bonds	—	5,915,694	—	5,915,694
Sovereign Bonds	—	771,429	—	771,429
Taxable Municipal Bonds	—	110,425	—	110,425
Temporary Cash Investments	490,111	—	—	490,111
Total	37,890,694	23,440,577	94	61,331,365

Derivative Financial Instruments
Assets
Futures Contracts[1]	159	—	—	159
Liabilities
Futures Contracts[1]	(475)	—	—	(475)
Swap Contracts	—	(12)	—	(12)
Total	(475)	(12)	—	(487)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Balanced Index Fund
D.  At December 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Interest Rate Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	159	—	159
Total Assets	159	—	159

Unrealized Depreciation—Futures Contracts[1]	(130)	(345)	(475)
Unrealized Depreciation—Over-the-Counter Swap Contracts	(12)	—	(12)
Total Liabilities	(142)	(345)	(487)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Interest Rate Contracts ($000)	Total ($000)
Futures Contracts	15,042	1,218	16,260
Swap Contracts	(7)	—	(7)
Realized Net Gain (Loss) on Derivatives	15,035	1,218	16,253

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,443	1,290	3,733
Swap Contracts	(12)	—	(12)
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,431	1,290	3,721
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	87,819
Total Distributable Earnings (Loss)	(87,819)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	19,626
Undistributed Long-Term Gains	449,892
Net Unrealized Gains (Losses)	29,947,057
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	30,416,575

Balanced Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,428,271	1,234,609
Long-Term Capital Gains	2,172,183	1,725,658
Total	3,600,454	2,960,267
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	31,384,308
Gross Unrealized Appreciation	31,863,121
Gross Unrealized Depreciation	(1,916,064)
Net Unrealized Appreciation (Depreciation)	29,947,057
F.  During the year ended December 31, 2025, the fund purchased $3,113,790,000 of investment securities and sold $6,132,962,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $15,280,174,000 and $14,635,523,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $101,021,000 and sales were $45,499,000, resulting in net realized gain of $23,854,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	16,825	332	17,237	370
Issued in Lieu of Cash Distributions	10,417	207	9,281	193
Redeemed	(38,711)	(777)	(59,058)	(1,239)
Net Increase (Decrease)—Investor Shares	(11,469)	(238)	(32,540)	(676)
Admiral Shares
Issued	4,180,375	83,646	4,921,348	103,075
Issued in Lieu of Cash Distributions	2,612,889	51,999	2,149,876	44,574
Redeemed	(6,798,055)	(136,313)	(6,629,646)	(138,492)
Net Increase (Decrease)—Admiral Shares	(4,791)	(668)	441,578	9,157
Institutional Shares
Issued	1,189,614	23,729	1,353,755	28,566
Issued in Lieu of Cash Distributions	665,048	13,235	553,995	11,483
Redeemed	(1,938,230)	(39,740)	(1,630,180)	(34,417)
Net Increase (Decrease)—Institutional Shares	(83,568)	(2,776)	277,570	5,632

Balanced Index Fund
H.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	469,291	NA1	NA1	(31)	(24)	15,758	—	490,111
Vanguard Total Bond Market ETF	30,564	5,393	36,867	468	442	323	—	—
Total	499,855	5,393	36,867	437	418	16,081	—	490,111
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Balanced Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Balanced Index Fund (one of the funds constituting Vanguard Valley Forge Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 27.8%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $412,927,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
The fund hereby designates for the fiscal year $379,174,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $2,254,031,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 61.4%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates $29,176,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for the fiscal year.
Q020 022026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

A majority of independent trustees of the board of Vanguard Balanced Index Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group and Global Equity Index Management team (GE), now within VCM, adhere to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group and GE, in their management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.